UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Variable Insurance Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO All Asset Portfolio

PIMCO Emerging Markets Bond Portfolio

PIMCO Foreign Bond Portfolio (Unhedged)

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Global Advantage® Strategy Bond Portfolio

PIMCO Global Bond Portfolio (Unhedged)

PIMCO High Yield Portfolio

PIMCO Long-Term U.S. Government Portfolio

PIMCO Low Duration Portfolio

PIMCO Money Market Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Total Return Portfolio

PIMCO Unconstrained Bond Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Global Multi-Asset Portfolio

Schedule of Investments

PIMCO All Asset Portfolio

March 31, 2012 (Unaudited)

	0000000000	0000000000
	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 99.9%
PIMCO CommoditiesPLUS® Strategy Fund	4,723,978	$52,625
PIMCO CommodityRealReturn Strategy Fund®	6,640,575	44,426
PIMCO Convertible Fund	2,484,591	34,909
PIMCO Credit Absolute Return Fund	606,258	6,129
PIMCO Diversified Income Fund	3,645,226	42,430
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	8,826,867	89,505
PIMCO Emerging Local Bond Fund	6,618,065	71,144
PIMCO Emerging Markets Bond Fund	3,038,113	35,455
PIMCO Emerging Markets Currency Fund	7,628,988	80,333
PIMCO EqS Dividend Fund	251,551	2,727
PIMCO EqS Pathfinder FundTM	2,346,124	24,587
PIMCO Floating Income Fund	8,145,728	70,786
PIMCO Foreign Bond Fund (Unhedged)	2,237,383	24,320
PIMCO Fundamental Advantage Total Return Strategy Fund	7,189,948	28,976
PIMCO Fundamental IndexPLUS® TR Fund	343,567	2,013
PIMCO Global Advantage® Strategy Bond Fund	2,922,428	33,520
PIMCO High Yield Fund	7,765,935	72,146
PIMCO High Yield Spectrum Fund	4,500,651	46,672
PIMCO Income Fund	8,222,092	92,581
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	625,626	7,113
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	210,214	1,297
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	736,857	4,981
PIMCO Investment Grade Corporate Bond Fund	4,293,383	45,510
PIMCO Long-Term Credit Fund	2,326,692	28,362
PIMCO Low Duration Fund	1,343	14
PIMCO Real Return Asset Fund	4,726,429	54,118
PIMCO Real Return Fund	65,867	787
PIMCO RealEstateRealReturn Strategy Fund	6,346,232	32,366
PIMCO Senior Floating Rate Fund	1,026,743	10,298
PIMCO Small Cap StocksPLUS® TR Fund	108,773	845
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	621,415	7,718
PIMCO StocksPLUS® Fund	26	0
PIMCO StocksPLUS® Total Return Fund	301,505	2,641
PIMCO Total Return Fund	2,134	24
PIMCO Unconstrained Bond Fund	2,139,996	23,626

Total Mutual Funds (Cost $1,024,015)		1,074,984

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 04/02/2012	$476	476

(Dated 03/30/2012. Collateralized by Fannie Mae 1.750% due 02/22/2013 valued at $487. Repurchase proceeds are $476.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (a) 0.0%
PIMCO Short-Term Floating NAV Portfolio	30,463	305

Total Short-Term Instruments (Cost $781)		781

Total Investments 99.9% (Cost $1,024,796)		$1,075,765
Other Assets and Liabilities (Net) 0.1%		1,079

Net Assets 100.0%		$1,076,844

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Portfolio.

(b)	Institutional Class Shares of each Fund.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Mutual Funds	$1,074,984	$0	$0	$1,074,984
Short-Term Instruments
Repurchase Agreements	0	476	0	476
PIMCO Short-Term Floating NAV Portfolios	305	0	0	305
	$1,075,289	$476	$0	$1,075,765

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Portfolio

March 31, 2012 (Unaudited)

		0000000000	0000000000
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRIA 0.3%
CORPORATE BONDS & NOTES 0.3%
OGX Austria GmbH
8.375% due 04/01/2022		$1,000	$1,012

Total Austria (Cost $1,000)			1,012

BAHRAIN 0.3%
SOVEREIGN ISSUES 0.3%
Bahrain Government International Bond
5.500% due 03/31/2020		$1,000	995

Total Bahrain (Cost $1,017)			995

BARBADOS 0.4%
CORPORATE BONDS & NOTES 0.4%
Columbus International, Inc.
11.500% due 11/20/2014		$1,300	1,455

Total Barbados (Cost $1,370)			1,455

BERMUDA 0.6%
CORPORATE BONDS & NOTES 0.6%
Noble Group Ltd.
4.875% due 08/05/2015		$200	201
6.625% due 08/05/2020		300	297
Qtel International Finance Ltd.
4.750% due 02/16/2021		1,400	1,454

Total Bermuda (Cost $1,844)			1,952

BRAZIL 9.0%
CORPORATE BONDS & NOTES 6.8%
Banco do Brasil S.A.
4.500% due 01/22/2015		$400	422
4.500% due 01/20/2016	EUR	800	1,106
6.000% due 01/22/2020		$2,620	2,955
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,300	1,306
Banco Votorantim S.A.
5.250% due 02/11/2016		800	833
BM&FBovespa S.A.
5.500% due 07/16/2020		500	536
Braskem Finance Ltd.
5.750% due 04/15/2021		900	947
7.000% due 05/07/2020		1,000	1,129
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,700	2,021
CSN Islands Corp.
6.875% due 09/21/2019		2,100	2,397
CSN Resources S.A.
6.500% due 07/21/2020		2,100	2,363
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		900	929
7.500% due 05/04/2020		1,100	1,167
Petrobras International Finance Co.
5.750% due 01/20/2020		1,000	1,112
7.875% due 03/15/2019		2,100	2,601
8.375% due 12/10/2018		900	1,142
Vale Overseas Ltd.
6.875% due 11/21/2036		760	883

			23,849

SOVEREIGN ISSUES 2.2%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		1,700	1,984
6.500% due 06/10/2019		1,900	2,244
Brazil Government International Bond
5.625% due 01/07/2041		350	405
7.125% due 01/20/2037		600	827

		0000000000	0000000000

8.750% due 02/04/2025		300	458
8.875% due 04/15/2024		350	535
12.500% due 01/05/2016	BRL	500	332
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013		39	22
10.000% due 01/01/2014		113	62
10.000% due 01/01/2017		1,427	762

			7,631

Total Brazil (Cost $28,868)			31,480

CAYMAN ISLANDS 2.2%
CORPORATE BONDS & NOTES 2.2%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$800	848
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		600	615
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		300	331
7.625% due 04/09/2019		200	243
Interoceanica Finance Ltd.
0.000% due 11/30/2018		159	123
0.000% due 11/30/2025		436	232
0.000% due 05/15/2030		800	259
IPIC GMTN Ltd.
3.125% due 11/15/2015		250	254
5.000% due 11/15/2020		1,000	1,027
Mongolian Mining Corp.
8.875% due 03/29/2017		1,600	1,591
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		1,666	1,783
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		175	145
Usiminas Commercial Ltd.
7.250% due 01/18/2018		200	224

Total Cayman Islands (Cost $7,505)			7,675

CHILE 1.5%
CORPORATE BONDS & NOTES 1.5%
Banco del Estado de Chile
4.125% due 10/07/2020		$700	728
Banco Santander Chile
1.811% due 04/20/2012		1,200	1,200
3.750% due 09/22/2015		1,300	1,333
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,190
E.CL S.A.
5.625% due 01/15/2021		800	861

Total Chile (Cost $4,978)			5,312

CHINA 0.2%
SOVEREIGN ISSUES 0.2%
Export-Import Bank of China
4.875% due 07/21/2015		$550	601

Total China (Cost $545)			601

COLOMBIA 3.8%
CORPORATE BONDS & NOTES 1.2%
Ecopetrol S.A.
7.625% due 07/23/2019		$3,400	4,224

SOVEREIGN ISSUES 2.6%
Colombia Government International Bond
6.125% due 01/18/2041		350	431
7.375% due 01/27/2017		3,000	3,727
7.375% due 03/18/2019		2,300	2,962
8.125% due 05/21/2024		300	427
10.375% due 01/28/2033		225	381
11.750% due 02/25/2020		500	799

		0000000000	0000000000

12.000% due 10/22/2015	COP	457,000	322

			9,049

Total Colombia (Cost $11,884)			13,273

EGYPT 0.1%
BANK LOAN OBLIGATIONS 0.1%
Petroleum Export Ltd.
3.474% due 12/20/2012		$225	223

Total Egypt (Cost $225)			223

GABON 0.2%
SOVEREIGN ISSUES 0.2%
Gabonese Republic
8.200% due 12/12/2017		$600	733

Total Gabon (Cost $691)			733

GERMANY 1.1%
CORPORATE BONDS & NOTES 1.1%
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		$3,650	3,899

Total Germany (Cost $3,678)			3,899

GUATEMALA 0.2%
SOVEREIGN ISSUES 0.2%
Guatemala Government Bond
9.250% due 08/01/2013		$570	618

Total Guatemala (Cost $570)			618

HONG KONG 0.3%
CORPORATE BONDS & NOTES 0.3%
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		$950	911

Total Hong Kong (Cost $942)			911

INDIA 1.0%
CORPORATE BONDS & NOTES 1.0%
ICICI Bank Ltd.
4.750% due 11/25/2016		$700	700
5.750% due 11/16/2020		100	99
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,100	1,127
State Bank of India
4.500% due 10/23/2014		1,250	1,284
4.500% due 07/27/2015		300	310

Total India (Cost $3,505)			3,520

INDONESIA 6.6%
CORPORATE BONDS & NOTES 1.4%
Adaro Indonesia PT
7.625% due 10/22/2019		$900	985
Indosat Palapa Co. BV
7.375% due 07/29/2020		100	111
Majapahit Holding BV
7.250% due 06/28/2017		700	812
7.750% due 01/20/2020		1,540	1,863
7.875% due 06/29/2037		700	884
Perusahaan Listrik Negara PT
5.500% due 11/22/2021		300	316

			4,971

SOVEREIGN ISSUES 5.2%
Indonesia Government International Bond
6.625% due 02/17/2037		100	124
6.875% due 03/09/2017		3,200	3,789
6.875% due 01/17/2018		2,600	3,113
7.250% due 04/20/2015		1,700	1,944

	0000000000	0000000000

7.500% due 01/15/2016	100	118
7.750% due 01/17/2038	100	139
10.375% due 05/04/2014	400	468
11.625% due 03/04/2019	5,600	8,372

		18,067

Total Indonesia (Cost $20,372)		23,038

IRELAND 3.9%
CORPORATE BONDS & NOTES 3.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$1,390	1,484
6.103% due 06/27/2012	700	704
Novatek Finance Ltd.
6.604% due 02/03/2021	1,300	1,443
RZD Capital Ltd.
5.739% due 04/03/2017	7,400	7,872
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	300	312
7.748% due 02/02/2021	500	495
9.125% due 04/30/2018	500	549

		12,859

SOVEREIGN ISSUES 0.2%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	$500	518
6.902% due 07/09/2020	200	217

		735

Total Ireland (Cost $12,887)		13,594

ISRAEL 0.1%
CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$500	511

Total Israel (Cost $539)		511

KAZAKHSTAN 3.1%
CORPORATE BONDS & NOTES 3.1%
KazMunayGas National Co.
7.000% due 05/05/2020	$5,200	5,938
9.125% due 07/02/2018	2,500	3,124
11.750% due 01/23/2015	500	613
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	1,223	1,290

Total Kazakhstan (Cost $10,268)		10,965

LUXEMBOURG 4.4%
CORPORATE BONDS & NOTES 4.4%
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	$1,800	1,894
6.212% due 11/22/2016	330	361
6.510% due 03/07/2022	750	821
8.625% due 04/28/2034	1,360	1,720
9.250% due 04/23/2019	200	248
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	330	366
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017	1,640	1,746
7.175% due 05/16/2013	1,900	1,994
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	1,200	1,244
5.499% due 07/07/2015	1,700	1,808
6.125% due 02/07/2022	1,400	1,444
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017	1,200	1,220
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	64	68
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012	300	309

Total Luxembourg (Cost $14,399)		15,243

		0000000000	0000000000

MEXICO 11.3%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V.		5,259	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 7.3%
Banco Mercantil del Norte S.A.
6.862% due 10/13/2021		$1,800	1,876
BBVA Bancomer S.A.
4.500% due 03/10/2016		840	869
6.500% due 03/10/2021		1,400	1,467
Comision Federal de Electricidad
4.875% due 05/26/2021		900	963
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		1,300	1,385
9.250% due 06/30/2020		200	214
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		670	683
9.750% due 03/25/2020		125	133
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018		44	18
Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,400	3,842
6.625% due 06/15/2038		700	805
Petroleos Mexicanos
4.875% due 01/24/2022		3,300	3,473
6.500% due 06/02/2041		3,500	3,955
8.000% due 05/03/2019		3,450	4,381
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016		200	205
9.500% due 01/21/2020		1,100	1,172

			25,441

SOVEREIGN ISSUES 4.0%
Mexico Government International Bond
4.250% due 07/14/2017	EUR	2,000	2,823
5.500% due 02/17/2020		200	300
5.750% due 10/12/2110		$600	620
6.050% due 01/11/2040		850	1,028
6.750% due 09/27/2034		3,534	4,559
7.250% due 12/15/2016	MXN	8,600	728
7.500% due 04/08/2033		$2,460	3,432
9.500% due 12/18/2014	MXN	6,436	562

			14,052

Total Mexico (Cost $35,101)			39,493

NETHERLANDS 1.3%
CORPORATE BONDS & NOTES 1.3%
Indo Energy Finance BV
7.000% due 05/07/2018		$500	516
Intergas Finance BV
6.375% due 05/14/2017		300	329
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		300	334
7.000% due 05/11/2016		1,000	1,117
Waha Aerospace BV
3.925% due 07/28/2020		2,040	2,118

Total Netherlands (Cost $4,202)			4,414

PANAMA 1.3%
CORPORATE BONDS & NOTES 0.2%
AES El Salvador Trust
6.750% due 02/01/2016		$700	714

	0000000000	0000000000

SOVEREIGN ISSUES 1.1%
Panama Government International Bond
8.875% due 09/30/2027	780	1,199
9.375% due 04/01/2029	1,553	2,495

		3,694

Total Panama (Cost $3,677)		4,408

PERU 1.1%
SOVEREIGN ISSUES 1.1%
Peru Government International Bond
7.350% due 07/21/2025	$1,500	2,057
8.750% due 11/21/2033	1,094	1,702

Total Peru (Cost $2,952)		3,759

PHILIPPINES 2.0%
SOVEREIGN ISSUES 2.0%
Philippines Government International Bond
6.375% due 01/15/2032	$1,700	2,074
6.375% due 10/23/2034	100	124
6.500% due 01/20/2020	600	728
7.500% due 09/25/2024	350	457
7.750% due 01/14/2031	1,500	2,077
8.375% due 06/17/2019	500	665
8.875% due 03/17/2015	74	89
9.500% due 02/02/2030	400	634
9.875% due 01/15/2019	100	140

Total Philippines (Cost $5,848)		6,988

POLAND 0.5%
SOVEREIGN ISSUES 0.5%
Poland Government International Bond
6.375% due 07/15/2019	$1,400	1,634

Total Poland (Cost $1,398)		1,634

QATAR 1.3%
CORPORATE BONDS & NOTES 1.1%
Nakilat, Inc.
6.067% due 12/31/2033	$100	108
Qatari Diar Finance QSC
3.500% due 07/21/2015	1,300	1,352
5.000% due 07/21/2020	100	108
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	1,322	1,421
5.500% due 09/30/2014	300	324
5.838% due 09/30/2027	350	380
6.332% due 09/30/2027	250	281

		3,974

SOVEREIGN ISSUES 0.2%
Qatar Government International Bond
4.000% due 01/20/2015	200	211
5.250% due 01/20/2020	500	554
6.400% due 01/20/2040	100	117

		882

Total Qatar (Cost $4,472)		4,856

RUSSIA 6.7%
CORPORATE BONDS & NOTES 1.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$2,300	2,838
ALROSA Finance S.A.
7.750% due 11/03/2020	1,100	1,180
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013	28	29

		4,047

		0000000000	0000000000

SOVEREIGN ISSUES 5.5%
Russia Government International Bond
3.250% due 04/04/2017 (a)		400	401
4.500% due 04/04/2022 (a)		2,200	2,202
5.625% due 04/04/2042 (a)		1,800	1,794
7.500% due 03/31/2030		11,372	13,661
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		700	726
6.800% due 11/22/2025		500	524

			19,308

Total Russia (Cost $20,923)			23,355

SINGAPORE 0.5%
CORPORATE BONDS & NOTES 0.5%
Sigma Capital Pte. Ltd.
9.000% due 04/30/2015		$400	421
Temasek Financial Ltd.
5.375% due 11/23/2039		1,000	1,212

Total Singapore (Cost $1,416)			1,633

SOUTH AFRICA 1.1%
CORPORATE BONDS & NOTES 0.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	515
6.500% due 04/15/2040		100	95

			610

SOVEREIGN ISSUES 0.9%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	557
5.875% due 05/30/2022		$1,030	1,179
6.500% due 06/02/2014		450	501
6.875% due 05/27/2019		500	604
7.250% due 01/15/2020	ZAR	2,500	316
8.250% due 09/15/2017		1,000	136

			3,293

Total South Africa (Cost $3,562)			3,903

SOUTH KOREA 1.9%
CORPORATE BONDS & NOTES 1.7%
Export-Import Bank of Korea
2.274% due 03/21/2015		$2,000	1,998
5.125% due 06/29/2020		100	108
8.125% due 01/21/2014		1,000	1,107
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		900	942
Korea Electric Power Corp.
3.000% due 10/05/2015		600	610
Korea Exchange Bank
4.875% due 01/14/2016		100	105
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		800	816
6.250% due 06/17/2014		300	326

			6,012

SOVEREIGN ISSUES 0.2%
Korea Development Bank
5.750% due 09/10/2013		15	16

	0000000000	0000000000

Korea Housing Finance Corp.
4.125% due 12/15/2015	800	846

		862

Total South Korea (Cost $6,688)		6,874

SRI LANKA 0.2%
SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
6.250% due 07/27/2021	$568	568

Total Sri Lanka (Cost $568)		568

TRINIDAD AND TOBAGO 0.6%
CORPORATE BONDS & NOTES 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	$1,488	1,554
9.750% due 08/14/2019	500	622

Total Trinidad and Tobago (Cost $2,047)		2,176

TUNISIA 0.1%
SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie S.A.
7.375% due 04/25/2012	$430	434

Total Tunisia (Cost $430)		434

TURKEY 6.9%
CORPORATE BONDS & NOTES 0.4%
Turkiye Garanti Bankasi A/S
3.061% due 04/20/2016	$1,400	1,312

SOVEREIGN ISSUES 6.5%
Turkey Government International Bond
6.750% due 05/30/2040	2,600	2,847
7.000% due 03/11/2019	6,900	7,918
7.250% due 03/05/2038	700	817
7.500% due 07/14/2017	4,300	4,977
7.500% due 11/07/2019	4,000	4,710
8.000% due 02/14/2034	1,100	1,381

		22,650

Total Turkey (Cost $22,863)		23,962

UNITED ARAB EMIRATES 0.5%
CORPORATE BONDS & NOTES 0.2%
Dolphin Energy Ltd.
5.888% due 06/15/2019	$253	275
DP World Ltd.
6.850% due 07/02/2037	600	582

		857

SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019	900	1,100

Total United Arab Emirates (Cost $1,672)		1,957

UNITED KINGDOM 0.3%
CORPORATE BONDS & NOTES 0.3%
Barclays Bank PLC
10.179% due 06/12/2021	$520	617
HBOS PLC
6.750% due 05/21/2018	400	376

Total United Kingdom (Cost $920)		993

UNITED STATES 2.2%
BANK LOAN OBLIGATIONS 0.2%
Petroleum Export III Ltd.
3.974% due 04/08/2013	$424	419
Republic of Indonesia
1.313% due 12/14/2019	253	241

		660

CORPORATE BONDS & NOTES 1.4%
American International Group, Inc.
8.175% due 05/15/2068		900	957
8.625% due 05/22/2068	GBP	100	159
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		$200	153
Citigroup Capital
8.300% due 12/21/2077		940	951
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		400	449
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,940	2,245

			4,914

MORTGAGE-BACKED SECURITIES 0.3%
American Home Mortgage Investment Trust
2.240% due 09/25/2045		22	18
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		473	442
Banc of America Mortgage Securities, Inc.
2.999% due 02/25/2036		9	7
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.633% due 06/10/2049		200	223
5.724% due 02/10/2051		200	228
Bear Stearns Adjustable Rate Mortgage Trust
2.715% due 01/25/2035		8	6
3.964% due 05/25/2047		60	41
Citigroup Mortgage Loan Trust, Inc.
5.509% due 09/25/2037 ^		115	72
GSR Mortgage Loan Trust
2.701% due 01/25/2036		23	18
Morgan Stanley Mortgage Loan Trust
2.336% due 06/25/2036		10	8
WaMu Mortgage Pass-Through Certificates
2.634% due 02/25/2037		72	52
Wells Fargo Mortgage-Backed Securities Trust
2.721% due 07/25/2036		26	19

			1,134

U.S. GOVERNMENT AGENCIES 0.2%
Federal Home Loan Bank
4.125% due 12/13/2019 (g)		250	288
Freddie Mac
5.684% due 03/01/2036		147	159
Israel Government AID Bond
5.500% due 04/26/2024		100	125

			572

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
9.875% due 11/15/2015 (e)(f)		189	251
U.S. Treasury Notes
1.875% due 06/30/2015 (e)(g)		120	125
2.375% due 08/31/2014 (e)		100	105

			481

Total United States (Cost $6,787)			7,761

URUGUAY 0.8%
SOVEREIGN ISSUES 0.8%
Uruguay Government International Bond
7.625% due 03/21/2036		$400	559
8.000% due 11/18/2022		1,591	2,200

Total Uruguay (Cost $2,102)			2,759

VENEZUELA 6.9%
CORPORATE BONDS & NOTES 2.4%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		$3,400	3,051
5.000% due 10/28/2015		1,500	1,260
5.250% due 04/12/2017		2,000	1,535
5.375% due 04/12/2027		600	375
5.500% due 04/12/2037		300	182
8.500% due 11/02/2017		2,400	2,140

			8,543

SOVEREIGN ISSUES 4.5%
Venezuela Government International Bond
7.000% due 03/31/2038	100	72
7.650% due 04/21/2025	1,700	1,292
7.750% due 10/13/2019	6,950	5,873
8.250% due 10/13/2024	7,350	5,898
9.000% due 05/07/2023	1,500	1,286
9.250% due 05/07/2028	1,300	1,085
9.375% due 01/13/2034	100	84

		15,590

Total Venezuela (Cost $20,099)		24,133

VIRGIN ISLANDS (BRITISH) 4.2%
CORPORATE BONDS & NOTES 4.2%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$6,850	6,577
GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,500	1,735
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,700	1,883
7.500% due 07/18/2016	3,300	3,737
7.875% due 03/13/2018	600	702

Total Virgin Islands (British) (Cost $13,958)		14,634

SHORT-TERM INSTRUMENTS 9.1%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/02/2012	$265	265

(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $272. Repurchase proceeds are $265.)
U.S. TREASURY BILLS 0.1%
0.122% due 07/05/2012 - 08/16/2012 (c)(e)(f)	368	368

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 8.9%
PIMCO Short-Term Floating NAV Portfolio	3,082,662	30,891

Total Short-Term Instruments (Cost $31,518)		31,524

PURCHASED OPTIONS (i) 0.0%
(Cost $16)		12

Total Investments 100.1% (Cost $320,306)		$349,240
Written Options (j) (0.0%) (Premiums $166)		(11)
Other Assets and Liabilities (Net) (0.1%)		(292)

Net Assets 100.0%		$348,937

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Non-income producing security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $569 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $208 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2013	35	$95
U.S. Treasury 5-Year Note June Futures	Short	06/2012	26	16
U.S. Treasury 10-Year Note June Futures	Long	06/2012	125	(234)
U.S. Treasury 30-Year Bond June Futures	Long	06/2012	18	(87)

				$(210)

(g)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $307 and cash of $210 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	1.500%	06/20/2017	$400	$(3)	$1
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	12,400	134	221

					$131	$222

(h)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.427%	$500	$3	$1	$2
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.427%	300	1	0	1
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.000%	200	0	(1)	1
Brazil Government International Bond	CBK	1.000%	03/20/2021	1.506%	1,300	(52)	(58)	6
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.615%	2,600	16	17	(1)
Brazil Government International Bond	GST	1.000%	12/20/2012	0.427%	300	1	0	1
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.924%	300	1	(4)	5
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.429%	1,000	(29)	(37)	8
Brazil Government International Bond	MYC	1.000%	03/20/2016	1.000%	3,800	2	(38)	40
Brazil Government International Bond	MYC	2.100%	08/20/2016	1.070%	250	11	0	11
China Government International Bond	BRC	1.000%	09/20/2012	0.278%	400	1	2	(1)
China Government International Bond	BRC	1.000%	12/20/2012	0.278%	100	1	0	1
China Government International Bond	CBK	1.000%	12/20/2016	1.035%	100	0	(5)	5
China Government International Bond	DUB	1.000%	12/20/2016	1.035%	500	0	(23)	23
China Government International Bond	FBF	1.000%	12/20/2016	1.035%	300	(1)	(15)	14
China Government International Bond	JPM	1.000%	09/20/2012	0.278%	200	0	1	(1)
China Government International Bond	JPM	1.000%	12/20/2016	1.035%	400	(1)	(20)	19
China Government International Bond	MYC	1.000%	12/20/2016	1.035%	1,200	(1)	(56)	55
China Government International Bond	RYL	1.000%	06/20/2016	0.911%	600	2	6	(4)
Colombia Government International Bond	JPM	1.000%	09/20/2012	0.293%	200	1	1	0
Egypt Government International Bond	DUB	1.000%	12/20/2015	5.245%	600	(84)	(38)	(46)
Egypt Government International Bond	DUB	1.000%	06/20/2016	5.384%	100	(16)	(9)	(7)
Egypt Government International Bond	GST	1.000%	06/20/2015	5.062%	100	(12)	(7)	(5)
Egypt Government International Bond	HUS	1.000%	06/20/2015	5.062%	100	(12)	(7)	(5)
Egypt Government International Bond	HUS	1.000%	06/20/2016	5.384%	200	(32)	(20)	(12)
Egypt Government International Bond	MYC	1.000%	06/20/2016	5.384%	300	(48)	(30)	(18)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	1.003%	100	0	(1)	1
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.003%	100	0	(1)	1
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	1.003%	400	0	0	0
Export-Import Bank of China	FBF	1.000%	12/20/2016	1.500%	200	(4)	(19)	15
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.584%	300	1	(6)	7
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.584%	300	1	(6)	7
Gazprom OAO Via Gazprom International S.A.	UAG	1.000%	12/20/2012	0.584%	200	1	(4)	5

Indonesia Government International Bond	BRC	2.320%	12/20/2016	1.524%	1,000	37	0	37
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.138%	2,900	(252)	(188)	(64)
Indonesia Government International Bond	JPM	1.000%	03/20/2015	0.994%	2,375	2	(92)	94
Indonesia Government International Bond	UAG	1.000%	03/20/2015	0.994%	375	0	(15)	15
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.138%	100	(9)	(7)	(2)
Mexico Government International Bond	BRC	1.000%	12/20/2014	0.737%	300	2	(10)	12
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.297%	100	0	0	0
Mexico Government International Bond	GST	1.000%	12/20/2012	0.297%	200	1	1	0
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.476%	800	(30)	(37)	7
Mexico Government International Bond	JPM	1.000%	09/20/2012	0.297%	200	1	1	0
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.297%	800	4	2	2
Panama Government International Bond	JPM	1.000%	09/20/2012	0.338%	200	1	1	0
Penerbangan Malaysia Bhd.	JPM	1.000%	09/20/2012	0.247%	200	1	1	0
Penerbangan Malaysia Bhd.	MYC	1.000%	09/20/2012	0.247%	300	1	2	(1)
Peru Government International Bond	BOA	1.000%	06/20/2016	1.038%	700	(1)	(18)	17
Peru Government International Bond	FBF	1.000%	06/20/2016	1.038%	2,200	(3)	(60)	57
Peru Government International Bond	HUS	1.000%	06/20/2016	1.038%	4,300	(5)	(109)	104
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.191%	300	(2)	(10)	8
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.191%	300	(2)	(9)	7
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.549%	200	1	(1)	2
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.191%	1,000	(6)	(34)	28
Philippines Government International Bond	CBK	1.770%	12/20/2017	1.536%	700	9	0	9
Philippines Government International Bond	CBK	2.730%	03/20/2018	1.577%	1,400	92	0	92
Philippines Government International Bond	CBK	2.770%	06/20/2018	1.615%	2,000	136	0	136
Philippines Government International Bond	MYC	2.440%	09/20/2017	1.492%	800	40	0	40
Philippines Government International Bond	UAG	1.000%	03/20/2015	0.841%	9,950	51	(290)	341
Qatar Government International Bond	BOA	1.000%	03/20/2016	0.994%	500	0	0	0
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.994%	100	0	(1)	1
Republic of Korea	DUB	1.000%	12/20/2012	0.320%	1,100	6	(6)	12
Republic of Korea	JPM	1.000%	12/20/2012	0.320%	300	1	(2)	3
Russia Government International Bond	CBK	1.000%	12/20/2012	0.447%	600	3	(7)	10
Russia Government International Bond	FBF	1.000%	12/20/2012	0.447%	100	0	(1)	1
Russia Government International Bond	HUS	1.000%	12/20/2012	0.447%	500	2	(6)	8
Russia Government International Bond	MYC	1.000%	12/20/2012	0.447%	100	0	(1)	1
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	FBF	1.870%	10/20/2012	0.572%	200	3	0	3
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GST	1.000%	09/20/2012	0.569%	3,000	7	(27)	34
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MYC	2.000%	10/20/2012	0.572%	400	7	0	7
Turkey Government International Bond	DUB	1.000%	06/20/2021	2.600%	100	(12)	(9)	(3)
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	7.710%	300	(26)	(12)	(14)

						$(189)	$(1,321)	$1,132

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	$8,600	$808	$714	$94
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	3,900	398	491	(93)
CDX.EM-15 5-Year Index	UAG	5.000%	06/20/2016	2,500	277	230	47
CDX.EM-16 5-Year Index	CBK	5.000%	12/20/2016	600	69	48	21

					$1,552	$1,483	$69

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS	BRL	61,900	$1,281	$(24)	$1,305
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		5,100	98	13	85
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BRC		27,900	465	(4)	469
Pay	1-Year BRL-CDI	11.820%	01/02/2014	JPM		60,900	1,319	(191)	1,510
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		11,700	276	(14)	290
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	41,100	5	45	(40)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		31,322	4	3	1
Pay	28-Day MXN-TIIE	8.950%	02/19/2019	JPM		11,000	137	0	137

							$3,585	$(172)	$3,757

(i)	Purchased options outstanding on March 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	$100	$6	$4
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	100	5	4
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	100	5	4

							$16	$12

(j)	Written options outstanding on March 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$1,100	$7	$0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	400	3	0
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	15,000	89	(2)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,900	12	0
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,000	13	0
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,000	6	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	500	7	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	200	2	(1)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	400	5	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	300	3	(1)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	100	1	0

							$148	$(7)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	09/29/2020	$800	$10	$(2)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	10/13/2020	800	8	(2)

						$18	$(4)

(k)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	3,541	04/2012	JPM	$97	$0	$97
Buy		3,541	04/2012	MSC	0	(113)	(113)
Sell		3,541	06/2012	MSC	112	0	112
Sell	CNY	9,584	06/2012	DUB	0	(27)	(27)
Sell		14,887	02/2013	MSC	0	(52)	(52)
Buy		46,595	02/2013	UAG	0	(30)	(30)
Sell	EUR	2,068	04/2012	BRC	0	(107)	(107)
Buy		3,128	04/2012	CBK	32	0	32
Sell		348	04/2012	CBK	0	(19)	(19)
Sell		3,128	04/2012	HUS	0	(28)	(28)
Sell		369	04/2012	UAG	0	(21)	(21)
Sell		3,128	05/2012	CBK	0	(32)	(32)
Sell	HUF	196,884	05/2012	HUS	0	(99)	(99)
Buy	INR	76,598	07/2012	JPM	0	(24)	(24)
Buy	KRW	1,286,833	07/2012	DUB	9	0	9
Sell		1,286,833	07/2012	DUB	0	(7)	(7)
Buy		257,650	07/2012	UAG	0	(2)	(2)
Buy	MXN	76	06/2012	HUS	0	0	0
Sell		17,600	06/2012	MSC	6	0	6
Sell	MYR	2,359	04/2012	DUB	0	(30)	(30)
Sell		1,987	04/2012	JPM	0	(28)	(28)
Buy		4,367	04/2012	UAG	0	(13)	(13)
Sell	PHP	438	06/2012	CBK	0	0	0
Buy	PLN	7,206	05/2012	JPM	110	0	110
Buy	SGD	266	05/2012	UAG	1	0	1
Buy	TRY	814	04/2012	JPM	31	0	31
Sell	ZAR	3,433	07/2012	DUB	0	(32)	(32)

					$398	$(664)	$(266)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

	0000000000	0000000000	0000000000	0000000000
Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Austria
Corporate Bonds & Notes	$0	$1,012	$0	$1,012
Bahrain
Sovereign Issues	0	995	0	995
Barbados
Corporate Bonds & Notes	0	1,455	0	1,455
Bermuda
Corporate Bonds & Notes	0	1,952	0	1,952
Brazil
Corporate Bonds & Notes	0	23,849	0	23,849
Sovereign Issues	0	7,631	0	7,631
Cayman Islands
Corporate Bonds & Notes	0	7,061	614	7,675
Chile
Corporate Bonds & Notes	0	5,312	0	5,312
China
Sovereign Issues	0	601	0	601
Colombia
Corporate Bonds & Notes	0	4,224	0	4,224
Sovereign Issues	0	9,049	0	9,049
Egypt
Bank Loan Obligations	0	223	0	223
Gabon
Sovereign Issues	0	733	0	733
Germany
Corporate Bonds & Notes	0	3,899	0	3,899
Guatemala
Sovereign Issues	0	618	0	618
Hong Kong
Corporate Bonds & Notes	0	911	0	911
India
Corporate Bonds & Notes	0	3,520	0	3,520
Indonesia
Corporate Bonds & Notes	0	4,971	0	4,971
Sovereign Issues	0	18,067	0	18,067
Ireland
Corporate Bonds & Notes	0	12,859	0	12,859
Sovereign Issues	0	735	0	735
Israel
Corporate Bonds & Notes	0	511	0	511
Kazakhstan
Corporate Bonds & Notes	0	10,965	0	10,965
Luxembourg
Corporate Bonds & Notes	0	15,243	0	15,243
Mexico
Common Stocks	0	0	0	0
Corporate Bonds & Notes	0	25,441	0	25,441
Sovereign Issues	0	14,052	0	14,052
Netherlands
Corporate Bonds & Notes	0	4,414	0	4,414
Panama
Corporate Bonds & Notes	0	714	0	714
Sovereign Issues	0	3,694	0	3,694
Peru
Sovereign Issues	0	3,759	0	3,759
Philippines
Sovereign Issues	0	6,988	0	6,988
Poland
Sovereign Issues	0	1,634	0	1,634
Qatar
Corporate Bonds & Notes	0	3,974	0	3,974
Sovereign Issues	0	882	0	882
Russia
Corporate Bonds & Notes	0	4,047	0	4,047
Sovereign Issues	0	19,308	0	19,308
Singapore
Corporate Bonds & Notes	0	1,633	0	1,633
South Africa
Corporate Bonds & Notes	0	610	0	610
Sovereign Issues	0	3,293	0	3,293
South Korea
Corporate Bonds & Notes	0	4,014	1,998	6,012
Sovereign Issues	0	862	0	862
Sri Lanka
Sovereign Issues	0	568	0	568
Trinidad and Tobago
Corporate Bonds & Notes	0	2,176	0	2,176
Tunisia
Sovereign Issues	0	434	0	434
Turkey

	0000000000	0000000000	0000000000	0000000000
Corporate Bonds & Notes	0	1,312	0	1,312
Sovereign Issues	0	22,650	0	22,650
United Arab Emirates
Corporate Bonds & Notes	0	857	0	857
Sovereign Issues	0	1,100	0	1,100
United Kingdom
Corporate Bonds & Notes	0	993	0	993
United States
Bank Loan Obligations	0	660	0	660
Corporate Bonds & Notes	0	4,914	0	4,914
Mortgage-Backed Securities	0	1,134	0	1,134
U.S. Government Agencies	0	572	0	572
U.S. Treasury Obligations	0	481	0	481
Uruguay
Sovereign Issues	0	2,759	0	2,759
Venezuela
Corporate Bonds & Notes	0	8,543	0	8,543
Sovereign Issues	0	15,590	0	15,590
Virgin Islands (British)
Corporate Bonds & Notes	0	14,634	0	14,634
Short-Term Instruments
Repurchase Agreements	0	265	0	265
U.S. Treasury Bills	0	368	0	368
PIMCO Short-Term Floating NAV Portfolios	30,891	0	0	30,891
Purchased Options
Interest Rate Contracts	0	12	0	12
	$30,891	$315,737	$2,612	$349,240

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,478	0	1,478
Foreign Exchange Contracts	0	398	0	398
Interest Rate Contracts	111	4,019	0	4,130
	$111	$5,895	$0	$6,006

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(263)	(14)	(277)
Foreign Exchange Contracts	0	(664)	0	(664)
Interest Rate Contracts	(321)	(47)	(4)	(372)
	$(321)	$(974)	$(18)	$(1,313)
Totals	$30,681	$320,658	$2,594	$353,933

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 12/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$754	$0	$0	$8	$0	$(3)	$0	$(145)	$614	$(6)
Mexico
Bank Loan Obligations	597	0	(600)	0	0	3	0	0	0	0
Common Stocks	2	0	0	0	0	(2)	0	0	0	0
South Korea
Corporate Bonds & Notes	0	2,000	0	0	0	(2)	0	0	1,998	(2)

	$1,353	$2,000	$(600)	$8	$0	$(4)	$0	$(145)	$2,612	$(8)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$5	$0	$0	$0	$0	$(19)	$0	$0	$(14)	$0
Interest Rate Contracts	(7)	0	0	0	0	3	0	0	(4)	4

	$(2)	$0	$0	$0	$0	$(16)	$0	$0	$(18)	$4
Totals	$1,351	$2,000	$(600)	$8	$0	$(20)	$0	$(145)	$2,594	$(4)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (Unhedged)

March 31, 2012 (Unaudited)

		0000000000	0000000000
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Westpac Banking Corp.
2.700% due 12/09/2014		$100	$104

Total Australia (Cost $100)			104

CANADA 3.7%
CORPORATE BONDS & NOTES 2.1%
Bank of Montreal
2.850% due 06/09/2015		$300	317
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		300	313
Toronto-Dominion Bank
1.625% due 09/14/2016		300	301

			931

MORTGAGE-BACKED SECURITIES 0.0%
Merrill Lynch Financial Assets, Inc.
4.501% due 06/12/2035	CAD	2	2

SOVEREIGN ISSUES 1.6%
Province of Ontario Canada
4.000% due 12/03/2019	EUR	100	149
4.000% due 06/02/2021	CAD	300	325
6.200% due 06/02/2031		100	137
Province of Quebec Canada
4.250% due 12/01/2021		100	110

			721

Total Canada (Cost $1,614)			1,654

CAYMAN ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
Landmark CDO Ltd.
0.788% due 06/01/2017		$141	136

Total Cayman Islands (Cost $135)			136

FRANCE 5.9%
CORPORATE BONDS & NOTES 5.9%
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$200	201
3.000% due 07/23/2013	EUR	100	137
4.750% due 05/28/2013		100	139
Cie de Financement Foncier
2.500% due 09/16/2015		$200	203
4.500% due 01/09/2013	EUR	100	137
Credit Agricole Home Loan SFH
1.311% due 07/21/2014		$200	196
Dexia Credit Local S.A.
1.033% due 04/29/2014		600	560
2.750% due 01/10/2014		300	292
2.750% due 04/29/2014		300	293
Dexia Municipal Agency S.A.
3.125% due 09/15/2015	EUR	200	270
General Electric Societe de Credit Foncier
3.750% due 07/22/2014		100	140

Total France (Cost $2,617)			2,568

GERMANY 21.9%
CORPORATE BONDS & NOTES 12.2%
FMS Wertmanagement AoR
1.166% due 02/18/2015	EUR	900	1,208
1.204% due 01/20/2014		200	267
2.375% due 12/15/2014		100	139
2.750% due 06/03/2016		300	422
3.375% due 06/17/2021		200	288

		0000000000	0000000000

IKB Deutsche Industriebank AG
2.125% due 09/10/2012		100	134
KFW
5.500% due 02/09/2022	AUD	500	529
Kreditanstalt fuer Wiederaufbau
0.917% due 03/04/2013	EUR	100	134
1.375% due 02/21/2017		300	400
2.000% due 09/07/2016		200	276
2.125% due 04/11/2014		300	413
4.125% due 07/04/2017		160	243
6.000% due 08/20/2020	AUD	100	110
6.250% due 05/19/2021		700	782

			5,345

SOVEREIGN ISSUES 9.7%
Republic of Germany
4.750% due 07/04/2028	EUR	200	347
5.500% due 01/04/2031		500	962
5.625% due 01/04/2028		300	565
6.500% due 07/04/2027		900	1,829
State of North Rhine-Westphalia
3.250% due 05/28/2014	NOK	3,000	535

			4,238

Total Germany (Cost $9,603)			9,583

IRELAND 2.3%
CORPORATE BONDS & NOTES 2.3%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	700	990

Total Ireland (Cost $998)			990

MEXICO 2.1%
SOVEREIGN ISSUES 2.1%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	5,000	406
6.500% due 06/10/2021		3,700	297
10.000% due 12/05/2024		2,100	215

Total Mexico (Cost $883)			918

NETHERLANDS 6.1%
ASSET-BACKED SECURITIES 0.1%
Globaldrive BV
4.000% due 10/20/2016	EUR	22	30

CORPORATE BONDS & NOTES 2.9%
ABN AMRO Bank NV
3.250% due 01/18/2013		100	136
Achmea Hypotheekbank NV
0.887% due 11/03/2014		$100	99
3.200% due 11/03/2014		200	209
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		100	114
ING Bank NV
2.250% due 08/31/2015	EUR	200	274
Nederlandse Waterschapsbank NV
2.125% due 06/16/2016		$200	202
NIBC Bank NV
0.864% due 12/02/2014		100	99
3.500% due 04/07/2014	EUR	100	140

			1,273

SOVEREIGN ISSUES 3.1%
Netherlands Government Bond
4.000% due 07/15/2016		300	449
4.000% due 07/15/2018		200	304

		0000000000	0000000000

4.000% due 07/15/2019		400	611

			1,364

Total Netherlands (Cost $2,616)			2,667

NEW ZEALAND 4.1%
SOVEREIGN ISSUES 4.1%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	900	788
5.500% due 04/15/2023		600	544
6.000% due 05/15/2021		500	468

Total New Zealand (Cost $1,625)			1,800

NORWAY 1.0%
CORPORATE BONDS & NOTES 1.0%
DNB Boligkreditt A/S
4.125% due 02/01/2013	EUR	100	137
Eksportfinans ASA
3.000% due 11/17/2014		$300	284

Total Norway (Cost $422)			421

SPAIN 2.0%
CORPORATE BONDS & NOTES 0.2%
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$100	98

SOVEREIGN ISSUES 1.8%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013	EUR	100	136
Instituto de Credito Oficial
2.567% due 03/25/2014		400	524
4.500% due 07/08/2014		100	137

			797

Total Spain (Cost $936)			895

SUPRANATIONAL 4.8%
CORPORATE BONDS & NOTES 4.8%
European Union
2.500% due 12/04/2015	EUR	200	279
2.750% due 06/03/2016		200	281
3.125% due 01/27/2015		400	566
3.250% due 11/07/2014		200	283
3.250% due 04/04/2018		500	716

Total Supranational (Cost $2,143)			2,125

SWEDEN 0.7%
CORPORATE BONDS & NOTES 0.7%
Stadshypotek AB
1.020% due 09/30/2013		$300	300

Total Sweden (Cost $300)			300

UNITED KINGDOM 19.2%
CORPORATE BONDS & NOTES 4.8%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	300	414
3.625% due 10/05/2018		200	279
BP Capital Markets PLC
3.125% due 10/01/2015		$100	106
3.830% due 10/06/2017	EUR	100	144
LBG Capital PLC
11.040% due 03/19/2020	GBP	100	164
Lloyds TSB Bank PLC
12.000% due 12/29/2049		$400	419
Nationwide Building Society
2.875% due 09/14/2015	EUR	100	138
4.625% due 09/13/2012		100	136
5.500% due 07/18/2012		$200	203
Royal Bank of Scotland Group PLC
5.230% due 10/27/2014	AUD	100	91

			2,094

		0000000000	0000000000

MORTGAGE-BACKED SECURITIES 5.4%
Eurosail PLC
1.054% due 03/13/2045	EUR	98	108
1.199% due 03/13/2045	GBP	196	266
Granite Master Issuer PLC
0.382% due 12/20/2054		$139	123
0.412% due 12/20/2054		100	86
0.625% due 12/17/2054	EUR	100	114
Granite Mortgages PLC
1.356% due 06/20/2044	GBP	72	111
Great Hall Mortgages PLC
0.604% due 06/18/2039		$67	57
Holmes Master Issuer PLC
2.581% due 10/15/2054	EUR	100	134
2.631% due 10/15/2054		200	268
Kensington Mortgage Securities PLC
1.054% due 06/14/2040		81	91
Mansard Mortgages PLC
1.689% due 12/15/2049	GBP	222	305
Newgate Funding PLC
2.039% due 12/15/2050		200	250
RMAC Securities PLC
1.052% due 06/12/2044	EUR	195	208
1.210% due 06/12/2044	GBP	200	263

			2,384

SOVEREIGN ISSUES 9.0%
United Kingdom Gilt
2.000% due 01/22/2016		100	167
3.750% due 09/07/2019		100	183
3.750% due 09/07/2020		100	183
3.750% due 09/07/2021		300	547
4.250% due 12/07/2027		200	377
4.250% due 06/07/2032		300	558
4.250% due 09/07/2039		200	372
4.250% due 12/07/2040		400	744
4.750% due 12/07/2030		300	594
6.000% due 12/07/2028		100	227

			3,952

Total United Kingdom (Cost $8,164)			8,430

UNITED STATES 43.6%
ASSET-BACKED SECURITIES 0.8%
HSBC Home Equity Loan Trust
0.392% due 03/20/2036		$60	56
Panhandle-Plains Higher Education Authority, Inc.
1.598% due 10/01/2035		83	82
SLM Student Loan Trust
1.136% due 12/15/2023	EUR	168	209

			347

CORPORATE BONDS & NOTES 6.6%
Ally Financial, Inc.
3.874% due 06/20/2014		$200	196
6.875% due 08/28/2012		200	204
American International Group, Inc.
4.250% due 09/15/2014		100	103
5.750% due 03/15/2067	GBP	100	123
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	200	267
Bank of America Corp.
5.650% due 05/01/2018		$200	214
6.500% due 08/01/2016		35	39
CIT Group, Inc.
5.250% due 04/01/2014		100	103
Citigroup, Inc.
6.000% due 12/13/2013		100	106
International Lease Finance Corp.
6.375% due 03/25/2013		100	103
6.500% due 09/01/2014		100	106
6.750% due 09/01/2016		100	108
JC Penney Corp., Inc.
7.950% due 04/01/2017		100	112
Jones Group, Inc.
5.125% due 11/15/2014		100	102

		0000000000	0000000000

JPMorgan Chase & Co.
6.300% due 04/23/2019		200	231
Merrill Lynch & Co., Inc.
1.558% due 09/27/2012	EUR	100	132
4.875% due 05/30/2014		100	139
Morgan Stanley
2.161% due 01/24/2014		$200	195
PulteGroup, Inc.
5.200% due 02/15/2015		100	102
WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	142
4.375% due 09/16/2014		50	70

			2,897

MORTGAGE-BACKED SECURITIES 5.7%
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		$95	88
Citigroup Mortgage Loan Trust, Inc.
2.450% due 09/25/2035		37	32
Commercial Mortgage Pass-Through Certificates
2.427% due 07/10/2046 (a)		2,221	154
2.466% due 07/10/2046 (a)		1,669	157
3.156% due 07/10/2046		194	203
Credit Suisse Mortgage Capital Certificates
5.786% due 12/18/2049		200	222
DBUBS Mortgage Trust
0.246% due 11/10/2046 (a)		200	4
1.397% due 11/10/2046 (a)		493	28
First Horizon Asset Securities, Inc.
3.084% due 05/25/2037		82	50
GS Mortgage Securities Corp.
4.592% due 08/10/2043		200	222
Harborview Mortgage Loan Trust
0.522% due 02/19/2036		516	301
Indymac Index Mortgage Loan Trust
0.482% due 07/25/2035		45	31
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		200	214
JPMorgan Mortgage Trust
5.241% due 02/25/2036		54	45
Mellon Residential Funding Corp.
0.672% due 08/15/2032		149	144
Merrill Lynch Mortgage Investors, Inc.
2.519% due 02/25/2035		34	31
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.966% due 08/12/2049		100	111
RBSCF Trust
6.003% due 12/16/2049		100	114
Structured Asset Securities Corp.
2.772% due 10/25/2035		181	143
Wachovia Bank Commercial Mortgage Trust
5.416% due 01/15/2045		100	111
Wells Fargo Mortgage-Backed Securities Trust
2.717% due 10/25/2035		81	76

			2,481

MUNICIPAL BONDS & NOTES 2.2%
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		100	125
7.550% due 04/01/2039		100	130
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014		100	104
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040		100	129
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057		100	111
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040		100	141
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041		100	110
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048		100	125

			975

U.S. GOVERNMENT AGENCIES 28.0%
Fannie Mae
0.672% due 11/25/2040		162	162
0.692% due 11/25/2040		170	170
3.500% due 05/01/2042		5,000	5,122
4.000% due 04/01/2042 - 05/01/2042		3,900	4,084
4.500% due 02/01/2039 - 05/01/2042		1,173	1,246

		0000000000	0000000000

Freddie Mac
0.842% due 12/15/2037		90	91
NCUA Guaranteed Notes
0.613% due 11/06/2017		775	775
0.803% due 12/08/2020		179	180
Small Business Administration
5.980% due 05/01/2022		188	208
Tennessee Valley Authority
6.250% due 12/15/2017		200	253

			12,291

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Bonds
3.750% due 08/15/2041		100	110

Total United States (Cost $18,726)			19,101

SHORT-TERM INSTRUMENTS 8.2%
CERTIFICATES OF DEPOSIT 0.9%
Banco do Brasil S.A.
0.000% due 05/15/2012		$300	300
Intesa Sanpaolo SpA
2.375% due 12/21/2012		100	98

			398

REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
0.010% due 04/02/2012		351	351

(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $363. Repurchase proceeds are $351.)
JAPAN TREASURY BILLS 2.8%
0.104% due 05/28/2012	JPY	100,000	1,208

MEXICO TREASURY BILLS 3.5%
4.598% due 04/12/2012 - 07/12/2012 (b)	MXN	20,000	1,552

U.S. TREASURY BILLS 0.2%
0.062% due 05/24/2012 - 05/31/2012 (b)(e)(f)		$70	70

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (c) 0.0%
PIMCO Short-Term Floating NAV Portfolio		866	9

Total Short-Term Instruments (Cost $3,522)			3,588

PURCHASED OPTIONS (h) 0.0%
(Cost $1)			1

Total Investments 126.1% (Cost $54,405)			$55,281
Written Options (i) (0.3%) (Premiums $157)			(130)
Other Assets and Liabilities (Net) (25.8%)			(11,305)

Net Assets 100.0%			$43,846

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Portfolio.

(d)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $359 at a weighted average interest rate of 0.263%. On March 31, 2012, there were no open reverse repurchase agreements.

(e)	Securities with an aggregate market value of $51 and cash of $160 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Call Options Strike @ EUR 137.000 on Euro-Bund 10-Year Bond May Futures	Short	05/2012	3	$(5)
Call Options Strike @ EUR 137.500 on Euro-Bund 10-Year Bond May Futures	Short	05/2012	6	(7)
Call Options Strike @ EUR 138.000 on Euro-Bund 10-Year Bond May Futures	Short	05/2012	2	(2)
Call Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond May Futures	Short	05/2012	5	(3)
Call Options Strike @ EUR 139.000 on Euro-Bund 10-Year Bond May Futures	Short	05/2012	5	(1)
Canada Government 10-Year Bond June Futures	Short	06/2012	4	(6)
Euro-Bobl June Futures	Long	06/2012	15	(1)
Euro-Bund 10-Year Bond June Futures	Long	06/2012	32	35
Put Options Strike @ EUR 117.000 on Euro-Bobl June Futures	Long	06/2012	14	0
Put Options Strike @ EUR 122.000 on Euro-Bund 10-Year Bond June Futures	Long	06/2012	35	0
U.S. Treasury 10-Year Note June Futures	Short	06/2012	10	1
United Kingdom 10-Year Gilt June Futures	Short	06/2012	2	(1)

				$10

(f)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $19 and cash of $224 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.IG-15 5-Year Index	(1.000%)	12/20/2015	$100	$(1)	$(2)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		$6,200	$67	$101
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GBP	600	(18)	1

						$49	$102

(g)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	DUB	(1.000%	)	06/20/2018	2.407%	$200	$16	$31	$(15)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.103%	100	0	(2)	2
JC Penney Corp., Inc.	DUB	(1.000%	)	06/20/2017	3.668%	100	12	6	6
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	2.855%	100	(5)	(6)	1
PulteGroup, Inc.	BRC	(5.000%	)	03/20/2015	2.517%	100	(8)	0	(8)
Santander International Debt S.A.	CBK	(1.000%	)	03/20/2015	3.140%	100	6	7	(1)

							$21	$36	$(15)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	03/20/2016	0.531%	$200	$4	$4	$0
Australia Government Bond	DUB	1.000%	09/20/2016	0.610%	300	6	5	1
Australia Government Bond	GST	1.000%	09/20/2015	0.462%	100	2	2	0
Australia Government Bond	GST	1.000%	12/20/2016	0.654%	200	3	(1)	4
Australia Government Bond	MYC	1.000%	12/20/2016	0.654%	100	1	0	1
Australia Government Bond	RYL	1.000%	03/20/2016	0.531%	300	6	7	(1)
Australia Government Bond	RYL	1.000%	09/20/2016	0.610%	100	1	1	0

Australia Government Bond	UAG	1.000%	12/20/2016	0.654%		200	3	0	3
BP Capital Markets America, Inc.	MYC	1.000%	12/20/2015	0.739%		100	1	(2)	3
California State General Obligation Bonds, Series 2003	CBK	2.950%	12/20/2020	2.000%		100	6	0	6
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	2.017%		100	4	0	4
California State General Obligation Bonds, Series 2003	MYC	1.350%	06/20/2016	1.475%		100	0	0	0
California State General Obligation Bonds, Series 2003	MYC	2.900%	12/20/2020	2.000%		100	6	0	6
California State General Obligation Bonds, Series 2003	MYC	2.150%	03/20/2021	2.017%		100	1	0	1
China Government International Bond	CBK	1.000%	03/20/2016	0.868%		300	1	3	(2)
China Government International Bond	DUB	1.000%	09/20/2016	0.977%		200	0	0	0
China Government International Bond	UAG	1.000%	12/20/2015	0.819%		200	1	4	(3)
Connecticut State General Obligation Notes, Series 2007	MYC	1.630%	03/20/2021	1.503%		100	1	0	1
General Electric Capital Corp.	BOA	1.000%	12/20/2012	0.372%		200	1	(1)	2
Japan Government International Bond	UAG	1.000%	03/20/2016	0.781%		200	2	(1)	3
Republic of Germany	BOA	0.250%	12/20/2016	0.651%		300	(6)	(13)	7
Republic of Germany	BRC	0.250%	12/20/2016	0.651%		100	(2)	(5)	3
Republic of Germany	CBK	0.250%	12/20/2016	0.651%		300	(5)	(12)	7
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.222%	EUR	300	0	(5)	5
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.222%		100	1	(1)	2
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.288%		$100	3	1	2
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.466%		100	2	1	1
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.288%		500	12	4	8
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.389%		300	7	7	0
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.514%		100	2	1	1

							$64	$(1)	$65

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
MCDX-15 5-Year Index	BOA	1.000%	12/20/2015	$200	$(1)	$(8)	$7
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	100	0	(2)	2
MCDX-15 5-Year Index	GST	1.000%	12/20/2015	100	(1)	(3)	2
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020	100	(5)	(6)	1
MCDX-16 5-Year Index	GST	1.000%	06/20/2016	200	(3)	(4)	1

					$(10)	$(23)	$13

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG	BRL	800	$6	$3	$3
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		2,100	15	9	6
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	270,000	168	74	94
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		80,000	50	22	28
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		20,000	17	(1)	18
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UAG		50,000	44	(2)	46
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	HUS	MXN	1,700	6	1	5
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC		2,600	9	(3)	12
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		2,600	2	0	2
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC		900	3	0	3
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	HUS		700	2	0	2
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	MYC		10,600	40	8	32
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	BRC		500	1	(1)	2
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	HUS		900	3	(4)	7
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		2,400	2	1	1
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		2,400	14	1	13
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		1,000	5	0	5

							$387	$108	$279

(h)	Purchased options outstanding on March 31, 2012:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus JPY	MSX	JPY	95.000	04/25/2012	$10,000	$1	$1

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 4.000% due 06/01/2042	DUB	$96.000	06/06/2012	$4,000	$0	$0

(i)	Written options outstanding on March 31, 2012:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$ 129.500	04/20/2012	8	$4	$(6)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$200	$0	$(1)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	200	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	200	0	(1)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	200	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	600	0	(3)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	600	0	(1)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	600	6	0
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	200	2	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	300	3	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	300	3	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	300	3	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	300	3	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	300	3	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	300	3	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	200	1	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	200	5	(5)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	1,300	7	(9)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	1,300	36	(30)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	2,300	27	(31)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	2,300	44	(36)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	200	3	(3)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	200	3	(3)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	100	1	0

							$153	$(124)

(j)	Short sales outstanding on March 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
U.S. Treasury Bonds	3.750%	08/15/2041	$100	$110	$(110)

(k)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	17	04/2012	BRC	$0	$0	$0
Sell		503	04/2012	BRC	12	0	12
Buy		246	04/2012	BSN	0	(4)	(4)
Sell		2,580	04/2012	FBF	88	0	88
Buy		233	04/2012	HUS	0	(3)	(3)
Buy		11	04/2012	JPM	0	0	0
Sell		22	04/2012	JPM	0	0	0
Buy		162	04/2012	UAG	0	0	0
Sell	BRL	16	04/2012	JPM	0	0	0
Buy		16	04/2012	MSC	0	0	0
Sell		16	06/2012	MSC	1	0	1
Buy	CAD	550	06/2012	BRC	0	(5)	(5)
Sell		5	06/2012	BRC	0	0	0
Buy	CNY	1,357	06/2012	BRC	0	0	0
Sell		390	06/2012	BRC	0	(1)	(1)
Buy		945	06/2012	CBK	0	0	0
Sell		639	06/2012	CBK	0	(1)	(1)
Sell		837	06/2012	DUB	0	(2)	(2)
Sell		1,188	06/2012	FBF	0	(2)	(2)
Sell		1,448	06/2012	GST	0	(2)	(2)

Sell		370	06/2012	HUS	0	(1)	(1)
Buy		4,456	06/2012	JPM	5	0	5
Sell		3,053	06/2012	JPM	0	(4)	(4)
Buy		708	06/2012	UAG	0	0	0
Sell		5,325	06/2012	UAG	0	(8)	(8)
Sell		641	10/2012	JPM	0	(1)	(1)
Sell		3,161	02/2013	DUB	0	(6)	(6)
Buy		2,352	02/2013	JPM	0	(3)	(3)
Buy		1,000	08/2013	DUB	0	(2)	(2)
Buy		2,539	08/2013	UAG	0	(2)	(2)
Buy		256	04/2014	BRC	0	(2)	(2)
Buy		359	04/2014	CBK	0	(3)	(3)
Buy		91	04/2014	GST	0	(1)	(1)
Buy		164	04/2014	HUS	0	(1)	(1)
Buy		158	04/2014	JPM	0	(1)	(1)
Buy		153	04/2014	RYL	0	(1)	(1)
Buy		341	04/2014	UAG	0	(2)	(2)
Buy		123	09/2015	BOA	0	(1)	(1)
Buy		430	09/2015	BRC	0	(4)	(4)
Buy		1,656	09/2015	CBK	0	(16)	(16)
Buy		123	09/2015	MSC	0	(1)	(1)
Buy	DKK	5	04/2012	MSC	0	0	0
Buy		1,909	05/2012	DUB	2	0	2
Buy	EUR	99	04/2012	BRC	0	(1)	(1)
Sell		436	04/2012	BRC	0	(8)	(8)
Buy		546	04/2012	CBK	14	0	14
Sell		2,577	04/2012	CBK	0	(32)	(32)
Buy		80	04/2012	DUB	0	0	0
Buy		543	04/2012	UAG	8	0	8
Sell		699	05/2012	JPM	15	0	15
Buy		26	06/2012	BRC	1	0	1
Sell		101	06/2012	BRC	0	0	0
Sell		83	06/2012	BSN	0	(2)	(2)
Buy		162	06/2012	CBK	0	0	0
Buy		20	06/2012	DUB	0	0	0
Sell		515	06/2012	DUB	0	(4)	(4)
Buy		88	06/2012	FBF	2	0	2
Buy		919	06/2012	JPM	7	0	7
Sell		86	06/2012	JPM	0	0	0
Sell		252	06/2012	MSC	0	(2)	(2)
Buy		24	06/2012	RBC	1	0	1
Buy		40	06/2012	UAG	1	0	1
Sell		70	06/2012	UAG	0	0	0
Buy	GBP	139	06/2012	BRC	3	0	3
Buy		620	06/2012	CBK	14	0	14
Sell		127	06/2012	CBK	0	(3)	(3)
Buy		116	06/2012	JPM	1	0	1
Sell		312	06/2012	JPM	0	(7)	(7)
Sell		65	06/2012	UAG	0	(1)	(1)
Buy	HKD	3,705	05/2012	HUS	0	(1)	(1)
Buy	IDR	125,830	07/2012	HUS	0	0	0
Sell		120,200	07/2012	UAG	0	0	0
Sell	INR	2,422	07/2012	DUB	4	0	4
Buy		2,417	07/2012	JPM	0	(6)	(6)
Sell	JPY	15,439	04/2012	BRC	0	(1)	(1)
Sell		40,154	04/2012	BSN	9	0	9
Buy		2,502	04/2012	CBK	0	0	0
Sell		2,044	04/2012	CBK	0	0	0
Buy		673,955	04/2012	DUB	0	(156)	(156)
Buy		11,976	04/2012	JPM	0	0	0
Sell		31,132	04/2012	JPM	0	(3)	(3)
Buy		4,989	04/2012	MSC	1	0	1
Buy		620,282	04/2012	RBC	0	(109)	(109)
Buy		629,905	04/2012	UAG	1	(118)	(117)
Sell		99,217	05/2012	BRC	45	0	45
Sell		783	05/2012	UAG	0	0	0
Buy	KRW	1,550	07/2012	UAG	0	0	0
Sell	MXN	10,000	04/2012	UAG	0	(53)	(53)
Buy		98	06/2012	HUS	0	0	0
Sell		12,406	06/2012	MSC	4	0	4
Sell		10,000	07/2012	HUS	0	(53)	(53)
Sell	MYR	203	04/2012	CBK	0	0	0
Buy		201	04/2012	JPM	0	(1)	(1)
Sell	NOK	2,725	05/2012	UAG	8	0	8
Sell	NZD	2,254	04/2012	FBF	39	0	39
Buy	SEK	1,791	05/2012	BRC	3	0	3
Sell	SGD	1	05/2012	DUB	0	0	0
Buy	TWD	43	04/2012	BRC	0	0	0

					$289	$(641)	$(352)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

	0000000000	0000000000	0000000000	0000000000
Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$104	$0	$104
Canada
Corporate Bonds & Notes	0	931	0	931
Mortgage-Backed Securities	0	2	0	2
Sovereign Issues	0	721	0	721
Cayman Islands
Asset-Backed Securities	0	136	0	136
France
Corporate Bonds & Notes	0	2,568	0	2,568
Germany
Corporate Bonds & Notes	0	5,345	0	5,345
Sovereign Issues	0	4,238	0	4,238
Ireland
Corporate Bonds & Notes	0	990	0	990
Mexico
Sovereign Issues	0	918	0	918
Netherlands
Asset-Backed Securities	0	30	0	30
Corporate Bonds & Notes	0	1,273	0	1,273
Sovereign Issues	0	1,364	0	1,364
New Zealand
Sovereign Issues	0	1,800	0	1,800
Norway
Corporate Bonds & Notes	0	421	0	421
Spain
Corporate Bonds & Notes	0	98	0	98
Sovereign Issues	0	797	0	797
Supranational
Corporate Bonds & Notes	0	2,125	0	2,125
Sweden
Corporate Bonds & Notes	0	300	0	300
United Kingdom
Corporate Bonds & Notes	0	2,094	0	2,094
Mortgage-Backed Securities	0	2,384	0	2,384
Sovereign Issues	0	3,952	0	3,952
United States
Asset-Backed Securities	0	347	0	347
Corporate Bonds & Notes	0	2,897	0	2,897
Mortgage-Backed Securities	0	2,481	0	2,481
Municipal Bonds & Notes	0	975	0	975
U.S. Government Agencies	0	11,336	955	12,291
U.S. Treasury Obligations	0	110	0	110
Short-Term Instruments
Certificates of Deposit	0	398	0	398
Repurchase Agreements	0	351	0	351
Japan Treasury Bills	0	1,208	0	1,208
Mexico Treasury Bills	0	1,552	0	1,552
U.S. Treasury Bills	0	70	0	70
PIMCO Short-Term Floating NAV Portfolios	9	0	0	9
Purchased Options
Foreign Exchange Contracts	0	1	0	1
Interest Rate Contracts	0	0	0	0
	$9	$54,317	$955	$55,281

Short Sales, at value	$0	$(110)	$0	$(110)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	94	0	94
Foreign Exchange Contracts	0	287	0	287
Interest Rate Contracts	36	380	0	416
	$36	$761	$0	$797

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(32)	0	(32)
Foreign Exchange Contracts	0	(639)	0	(639)
Interest Rate Contracts	(26)	(130)	0	(156)

	$(26)	$(801)	$0	$(827)

Totals	$19	$54,167	$955	$55,141

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (8)
Investments, at value
United States
U.S. Government Agencies	$1,001	$0	$(46)	$0	$0	$0	$0	$0	$955	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

March 31, 2012 (Unaudited)

		0000000000	0000000000
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.3%
CORPORATE BONDS & NOTES 1.9%
Commonwealth Bank of Australia
3.492% due 08/13/2014		$500	$529
ING Bank Australia Ltd.
5.073% due 06/24/2014	AUD	800	836

			1,365

MORTGAGE-BACKED SECURITIES 0.4%
Medallion Trust
0.621% due 05/25/2035		$79	78
Puma Finance Ltd.
4.770% due 08/22/2037	AUD	94	94
Torrens Trust
4.787% due 10/19/2038		140	141

			313

Total Australia (Cost $1,455)			1,678

CANADA 0.6%
SOVEREIGN ISSUES 0.6%
Province of British Columbia Canada
4.300% due 06/18/2042	CAD	100	115
Province of Ontario Canada
6.200% due 06/02/2031		100	137
Province of Quebec Canada
4.250% due 12/01/2021		200	219

Total Canada (Cost $452)			471

CAYMAN ISLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Transocean, Inc.
4.950% due 11/15/2015		$400	428

Total Cayman Islands (Cost $400)			428

DENMARK 0.0%
CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	26	5

Total Denmark (Cost $3)			5

FRANCE 5.5%
CORPORATE BONDS & NOTES 5.5%
BNP Paribas Home Loan SFH
4.750% due 05/28/2013	EUR	300	417
Cie de Financement Foncier
2.250% due 01/25/2013		200	270
Credit Agricole Home Loan SFH
1.311% due 07/21/2014		$400	392
Dexia Credit Local S.A.
1.033% due 04/29/2014		400	373
2.750% due 01/10/2014		1,800	1,749
2.750% due 04/29/2014		700	684
Vivendi S.A.
5.750% due 04/04/2013		200	208

Total France (Cost $4,169)			4,093

GERMANY 17.3%
ASSET-BACKED SECURITIES 0.0%
Driver One GmbH
0.552% due 10/21/2015	EUR	23	31

		0000000000	0000000000

CORPORATE BONDS & NOTES 7.0%
FMS Wertmanagement AoR
1.204% due 01/20/2014		500	668
2.375% due 12/15/2014		300	417
3.375% due 06/17/2021		400	575
IKB Deutsche Industriebank AG
2.125% due 09/10/2012		800	1,074
Kreditanstalt fuer Wiederaufbau
2.000% due 11/30/2015		600	822
2.125% due 04/11/2014		500	689
2.750% due 09/07/2015	GBP	300	503
6.250% due 05/19/2021	AUD	400	447

			5,195

SOVEREIGN ISSUES 10.3%
Republic of Germany
2.250% due 04/10/2015	EUR	600	846
3.250% due 07/04/2021		800	1,207
4.750% due 07/04/2028		300	521
5.500% due 01/04/2031		1,700	3,269
5.625% due 01/04/2028		400	754
6.500% due 07/04/2027		500	1,016

			7,613

Total Germany (Cost $12,958)			12,839

IRELAND 0.8%
CORPORATE BONDS & NOTES 0.8%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	400	566

Total Ireland (Cost $571)			566

ITALY 0.5%
CORPORATE BONDS & NOTES 0.5%
Intesa Sanpaolo SpA
6.500% due 02/24/2021		$400	387

Total Italy (Cost $397)			387

JAPAN 0.0%
MORTGAGE-BACKED SECURITIES 0.0%
JLOC Ltd.
0.456% due 02/16/2016	JPY	392	5

Total Japan (Cost $3)			5

JERSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	200	221

Total Jersey, Channel Islands (Cost $271)			221

MEXICO 2.0%
SOVEREIGN ISSUES 2.0%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	6,200	504
6.500% due 06/10/2021		5,100	408
10.000% due 12/05/2024		5,800	594

Total Mexico (Cost $1,418)			1,506

NETHERLANDS 6.1%
CORPORATE BONDS & NOTES 2.0%
ABN AMRO Bank NV
3.250% due 01/18/2013	EUR	200	272
Fortis Bank Nederland NV
3.375% due 05/19/2014		500	702
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$300	341
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	100	140

			1,455

		0000000000	0000000000

SOVEREIGN ISSUES 4.1%
Netherlands Government Bond
4.000% due 07/15/2018		600	911
4.000% due 07/15/2019		1,000	1,529
4.250% due 07/15/2013		200	281
4.500% due 07/15/2017		200	308

			3,029

Total Netherlands (Cost $4,350)			4,484

NEW ZEALAND 3.9%
SOVEREIGN ISSUES 3.9%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	1,400	1,226
5.500% due 04/15/2023		500	453
6.000% due 05/15/2021		1,300	1,218

Total New Zealand (Cost $2,772)			2,897

NORWAY 0.6%
CORPORATE BONDS & NOTES 0.6%
DNB Boligkreditt A/S
2.375% due 07/20/2016	EUR	300	408

Total Norway (Cost $386)			408

SOUTH KOREA 0.2%
CORPORATE BONDS & NOTES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	100	138

Total South Korea (Cost $154)			138

SPAIN 0.5%
SOVEREIGN ISSUES 0.5%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013	EUR	100	136
Instituto de Credito Oficial
2.567% due 03/25/2014		100	131
Spain Government International Bond
3.625% due 06/17/2013		$100	101

Total Spain (Cost $380)			368

SUPRANATIONAL 3.4%
CORPORATE BONDS & NOTES 3.4%
European Union
2.500% due 12/04/2015	EUR	300	419
2.750% due 06/03/2016		500	702
3.250% due 04/04/2018		300	430
3.500% due 06/04/2021		200	286
Inter-American Development Bank
6.000% due 02/26/2021	AUD	600	670

Total Supranational (Cost $2,493)			2,507

UNITED KINGDOM 17.3%
ASSET-BACKED SECURITIES 0.0%
Bumper S.A.
2.353% due 06/20/2022	EUR	2	2

CORPORATE BONDS & NOTES 4.5%
Abbey National Treasury Services PLC
3.125% due 06/30/2015		600	829
Bank of Scotland PLC
4.375% due 07/13/2016		100	145
BP Capital Markets PLC
3.125% due 10/01/2015		$100	106
HBOS PLC
6.750% due 05/21/2018		200	188

		0000000000	0000000000

Lloyds TSB Bank PLC
2.911% due 01/24/2014		200	199
12.000% due 12/29/2049		200	209
Nationwide Building Society
4.625% due 09/13/2012	EUR	100	136
5.500% due 07/18/2012		$800	811
Royal Bank of Scotland Group PLC
2.750% due 08/18/2014	EUR	500	680

			3,303

MORTGAGE-BACKED SECURITIES 2.4%
Arran Residential Mortgages Funding PLC
2.251% due 05/16/2047		126	168
Granite Master Issuer PLC
0.412% due 12/20/2054		$100	86
Holmes Master Issuer PLC
2.631% due 10/15/2054	EUR	400	536
Mansard Mortgages PLC
1.689% due 12/15/2049	GBP	370	509
Newgate Funding PLC
2.039% due 12/15/2050		400	500

			1,799

SOVEREIGN ISSUES 10.4%
United Kingdom Gilt
3.750% due 09/07/2020		200	366
4.250% due 06/07/2032		300	558
4.250% due 09/07/2039		400	743
4.250% due 12/07/2040		500	929
4.500% due 03/07/2019		1,200	2,297
4.500% due 09/07/2034		200	384
4.750% due 12/07/2030		900	1,783
4.750% due 12/07/2038		100	201
6.000% due 12/07/2028		200	454

			7,715

Total United Kingdom (Cost $12,452)			12,819

UNITED STATES 49.4%
ASSET-BACKED SECURITIES 1.7%
Amortizing Residential Collateral Trust
0.822% due 07/25/2032		$1	1
0.942% due 10/25/2031		2	1
Amresco Residential Securities Mortgage Loan Trust
1.182% due 06/25/2029		1	1
Bear Stearns Asset-Backed Securities Trust
0.312% due 12/25/2036		39	36
Credit Suisse First Boston Mortgage Securities Corp.
0.862% due 01/25/2032		2	1
First Alliance Mortgage Loan Trust
0.472% due 12/20/2027		1	1
Indymac Residential Asset-Backed Trust
0.692% due 08/25/2035		200	156
Long Beach Mortgage Loan Trust
0.802% due 10/25/2034		12	10
Residential Asset Securities Corp.
0.742% due 07/25/2032 ^		3	2
SACO, Inc.
0.362% due 05/25/2036		2	2
SLM Student Loan Trust
1.060% due 10/25/2017		380	380
2.060% due 04/25/2023		663	681
Structured Asset Securities Corp.
0.822% due 01/25/2033		3	2

			1,274

BANK LOAN OBLIGATIONS 0.5%
Springleaf Finance Corp.
5.500% due 05/10/2017		400	369

CORPORATE BONDS & NOTES 9.8%
Ally Financial, Inc.
3.874% due 06/20/2014		200	196
6.625% due 05/15/2012		300	302
American International Group, Inc.
8.000% due 05/22/2068	EUR	400	521
AutoZone, Inc.
5.875% due 10/15/2012		$1,000	1,027
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	300	400

		0000000000	0000000000

4.250% due 04/05/2017		200	275
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$100	117
CIT Group, Inc.
5.250% due 04/01/2014		300	308
Citigroup, Inc.
0.745% due 06/09/2016		200	176
2.027% due 01/13/2014		100	99
Computer Sciences Corp.
5.000% due 02/15/2013		369	384
International Lease Finance Corp.
6.750% due 09/01/2016		200	215
Jones Group, Inc.
5.125% due 11/15/2014		200	204
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 ^		300	90
6.875% due 05/02/2018 ^		200	61
Merrill Lynch & Co., Inc.
1.645% due 07/22/2014	EUR	300	380
6.750% due 05/21/2013		100	139
6.875% due 04/25/2018		$200	223
Morgan Stanley
1.306% due 11/29/2013	EUR	340	437
Universal Health Services, Inc.
7.125% due 06/30/2016		$1,000	1,135
Viacom, Inc.
6.125% due 10/05/2017		200	239
WM Covered Bond Program
4.375% due 09/16/2014	EUR	200	281

			7,209

MORTGAGE-BACKED SECURITIES 6.8%
American Home Mortgage Investment Trust
2.240% due 09/25/2045		$118	93
Banc of America Mortgage Securities, Inc.
2.999% due 02/25/2036		109	81
BCAP LLC Trust
0.412% due 01/25/2037 ^		140	73
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035		116	113
2.584% due 08/25/2033		7	7
3.078% due 03/25/2035		13	13
5.142% due 08/25/2035		96	94
Bear Stearns Alt-A Trust
0.402% due 02/25/2034		113	92
2.755% due 11/25/2035 ^		70	44
2.783% due 11/25/2036		157	87
2.826% due 09/25/2035		72	48
2.940% due 03/25/2036		149	83
5.655% due 08/25/2036 ^		94	56
Bear Stearns Structured Products, Inc.
2.845% due 12/26/2046		59	34
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		22	21
2.450% due 09/25/2035		37	32
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		300	329
Countrywide Alternative Loan Trust
0.452% due 03/20/2046		138	73
0.522% due 02/25/2037		115	63
0.572% due 11/20/2035		171	99
1.159% due 12/25/2035		181	107
1.659% due 11/25/2035		32	20
5.250% due 06/25/2035		26	22
6.000% due 04/25/2037 ^		42	26
Countrywide Home Loan Mortgage Pass-Through Trust
0.472% due 05/25/2035		60	41
0.562% due 03/25/2035		123	69
0.572% due 02/25/2035		15	11
2.746% due 11/25/2034		22	18
2.798% due 08/25/2034		62	46
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		2	2
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037		265	155
DBUBS Mortgage Trust
0.246% due 11/10/2046 (a)		400	7
1.397% due 11/10/2046 (a)		986	56
Greenpoint Mortgage Funding Trust
0.322% due 01/25/2047 ^		9	9
GSR Mortgage Loan Trust
2.677% due 09/25/2035		300	241
2.701% due 01/25/2036		183	146
Harborview Mortgage Loan Trust
0.462% due 05/19/2035		57	37

	0000000000	0000000000

2.984% due 05/19/2033	12	11
Indymac Index Mortgage Loan Trust
0.482% due 07/25/2035	48	33
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	15	15
JPMorgan Mortgage Trust
4.200% due 07/27/2037	231	180
5.241% due 02/25/2036	108	90
Mellon Residential Funding Corp.
0.682% due 12/15/2030	18	17
Merrill Lynch Floating Trust
0.780% due 07/09/2021	200	192
MLCC Mortgage Investors, Inc.
1.996% due 10/25/2035	32	30
Morgan Stanley Mortgage Loan Trust
2.336% due 06/25/2036	121	100
Residential Accredit Loans, Inc.
0.392% due 02/25/2047	59	29
0.422% due 06/25/2046	152	61
0.452% due 04/25/2046	129	54
Structured Adjustable Rate Mortgage Loan Trust
2.628% due 04/25/2034	19	16
Structured Asset Mortgage Investments, Inc.
0.452% due 05/25/2046	24	12
0.462% due 05/25/2036	170	86
0.462% due 09/25/2047	200	83
0.472% due 05/25/2045	46	29
0.592% due 03/19/2034	13	12
0.822% due 07/19/2034	7	7
0.902% due 09/19/2032	7	6
1.659% due 08/25/2047	76	40
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	189	35
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	113	109
Wachovia Mortgage Loan Trust LLC
2.680% due 10/20/2035	300	239
WaMu Mortgage Pass-Through Certificates
0.472% due 04/25/2045	16	13
0.552% due 01/25/2045	14	12
1.139% due 06/25/2046	82	62
1.159% due 02/25/2046	186	145
2.121% due 03/25/2033	27	27
2.474% due 02/27/2034	14	13
2.496% due 03/25/2035	172	158
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.098% due 07/25/2046	59	24
Wells Fargo Mortgage-Backed Securities Trust
2.631% due 03/25/2036	130	113
2.651% due 04/25/2036	24	22
2.668% due 03/25/2036	206	177
2.684% due 06/25/2035	80	81
2.721% due 07/25/2036	154	116

		4,997

MUNICIPAL BONDS & NOTES 1.4%
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	100	125
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	100	131
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	200	249
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	200	274
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	100	110
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	100	127

		1,016

	SHARES
PREFERRED SECURITIES 0.7%
DG Funding Trust
2.829% due 12/31/2049	65	487
SLM Corp.
4.921% due 01/16/2018	900	20

		507

		0000000000	0000000000
	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 28.3%
Fannie Mae
0.362% due 03/25/2034		$16	16
0.392% due 08/25/2034		10	10
0.592% due 09/25/2042		36	36
0.672% due 11/25/2040		325	324
0.692% due 11/25/2040		341	341
1.382% due 10/01/2044		38	39
2.245% due 12/01/2034		14	15
2.490% due 05/25/2035		36	37
2.497% due 11/01/2034		104	111
3.500% due 11/01/2021 - 05/01/2042		6,099	6,251
4.000% due 04/01/2042 - 05/01/2042		6,000	6,286
4.500% due 04/01/2042 - 05/01/2042		3,500	3,722
5.480% due 07/01/2018		200	214
6.000% due 07/25/2044		25	28
Freddie Mac
0.742% due 12/15/2032		42	43
0.842% due 12/15/2037		180	181
1.355% due 10/25/2044		100	100
2.370% due 02/01/2029		11	11
2.625% due 03/01/2035		38	41
5.016% due 04/01/2035		218	230
Ginnie Mae
2.375% due 04/20/2028 - 06/20/2030		7	7
NCUA Guaranteed Notes
0.713% due 11/05/2020		1,907	1,907
0.803% due 12/08/2020		449	451
Tennessee Valley Authority
6.250% due 12/15/2017		400	505

			20,906

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bonds
3.875% due 08/15/2040 (d)		100	112

Total United States (Cost $37,353)			36,390

SHORT-TERM INSTRUMENTS 12.3%
CERTIFICATES OF DEPOSIT 0.5%
Banco do Brasil S.A.
0.000% due 05/15/2012		$400	399

REPURCHASE AGREEMENTS 1.4%
Morgan Stanley & Co., Inc.
0.120% due 04/02/2012		1,000	1,000

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $1,016. Repurchase proceeds are $1,000.)
JAPAN TREASURY BILLS 1.6%
0.104% due 05/28/2012	JPY	100,000	1,208

MEXICO TREASURY BILLS 6.9%
4.327% due 04/12/2012 - 09/20/2012 (b)	MXN	65,500	5,066

U.S. TREASURY BILLS 0.0%
0.039% due 06/07/2012 (d)		$2	2

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (c) 1.9%
PIMCO Short-Term Floating NAV Portfolio		140,561	1,409

Total Short-Term Instruments (Cost $8,948)			9,084

	0000000000	0000000000

PURCHASED OPTIONS (g) 0.0%
(Cost $1)		0
Total Investments 123.6% (Cost $91,386)		$91,294
Written Options (h) (0.3%) (Premiums $271)		(207)
Other Assets and Liabilities (Net) (23.3%)		(17,221)

Net Assets 100.0%		$73,866

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $226 and cash of $112 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Call Options Strike @ EUR 137.000 on Euro-Bund 10- Year Bond May Futures	Short	05/2012	4	$(7)
Call Options Strike @ EUR 137.500 on Euro-Bund 10-Year Bond May Futures	Short	05/2012	9	(11)
Call Options Strike @ EUR 138.000 on Euro-Bund 10-Year Bond May Futures	Short	05/2012	3	(3)
Call Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond May Futures	Short	05/2012	7	(4)
Call Options Strike @ EUR 139.000 on Euro-Bund 10-Year Bond May Futures	Short	05/2012	7	(1)
Canada Government 10-Year Bond June Futures	Short	06/2012	4	(6)
Euro-Bobl June Futures	Long	06/2012	35	7
Euro-Bund 10-Year Bond June Futures	Long	06/2012	51	56
Japan Government 10-Year Bond June Futures	Long	06/2012	1	(4)
Put Options Strike @ EUR 117.000 on Euro-Bobl June Futures	Long	06/2012	3	0
U.S. Treasury 10-Year Note June Futures	Short	06/2012	7	1
United Kingdom 10-Year Gilt June Futures	Short	06/2012	10	(3)

				$25

(e)	Centrally cleared swap agreements outstanding on March 31, 2012:

Cash	of $353 has been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	1.250%	06/20/2016	$900	$(6)	$4
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	8,700	94	159

					$88	$163

(f)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.110%	$1,000	$(4)	$0	$(4)
Computer Sciences Corp.	BOA	(0.570%	)	03/20/2013	1.154%	369	2	0	2
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	2.855%	200	(12)	(13)	1
Marsh & McLennan Cos., Inc.	BRC	(1.160%	)	09/20/2014	0.279%	200	(4)	0	(4)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.340%	1,000	3	0	3
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	0.890%	200	(2)	0	(2)
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	0.462%	100	(2)	0	(2)
Vivendi S.A.	BPS	(1.743%	)	06/20/2013	0.462%	100	(2)	0	(2)

							$(21)	$(13)	$(8)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	2.499%	$100	$2	$2	$0
Australia Government Bond	BOA	1.000%	06/20/2015	0.419%	100	2	2	0
Australia Government Bond	CBK	1.000%	12/20/2016	0.654%	300	5	1	4
Australia Government Bond	DUB	1.000%	03/20/2016	0.531%	200	4	4	0
Australia Government Bond	DUB	1.000%	09/20/2016	0.610%	300	6	5	1
Australia Government Bond	DUB	1.000%	12/20/2016	0.654%	200	3	0	3
Australia Government Bond	GST	1.000%	06/20/2016	0.560%	100	1	2	(1)
Australia Government Bond	GST	1.000%	12/20/2016	0.654%	100	1	(1)	2
Australia Government Bond	JPM	1.000%	12/20/2016	0.654%	200	3	0	3
Australia Government Bond	MYC	1.000%	06/20/2016	0.560%	100	1	2	(1)
Australia Government Bond	RYL	1.000%	03/20/2016	0.531%	400	8	9	(1)
Australia Government Bond	UAG	1.000%	09/20/2016	0.610%	400	7	7	0

Australia Government Bond	UAG	1.000%	12/20/2016	0.654%		100	1	(1)	2
BP Capital Markets America, Inc.	BRC	1.000%	12/20/2015	0.739%		400	4	(7)	11
California State General Obligation Bonds, Series 2003	CBK	2.760%	03/20/2021	2.017%		200	9	0	9
California State General Obligation Bonds, Series 2003	MYC	1.350%	06/20/2016	1.475%		200	(1)	0	(1)
California State General Obligation Bonds, Series 2003	MYC	2.950%	12/20/2020	2.000%		400	24	0	24
California State General Obligation Bonds, Series 2003	MYC	2.150%	03/20/2021	2.017%		100	1	0	1
China Government International Bond	DUB	1.000%	12/20/2015	0.819%		500	3	11	(8)
China Government International Bond	DUB	1.000%	03/20/2016	0.868%		100	1	1	0
China Government International Bond	DUB	1.000%	09/20/2016	0.977%		200	0	0	0
Connecticut State General Obligation Notes, Series 2007	MYC	1.630%	03/20/2021	1.503%		100	1	0	1
Illinois State General Obligation Bonds, Series 2006	CBK	2.900%	03/20/2021	2.367%		100	4	0	4
Japan Government International Bond	UAG	1.000%	03/20/2016	0.781%		400	3	(3)	6
Pennsylvania State General Obligation Bonds, Series 2005	MYC	1.400%	03/20/2021	1.300%		200	1	0	1
Republic of Germany	BOA	0.250%	12/20/2016	0.651%		100	(2)	(4)	2
Republic of Germany	BRC	0.250%	12/20/2016	0.651%		100	(2)	(5)	3
Republic of Germany	CBK	0.250%	12/20/2016	0.651%		200	(4)	(8)	4
Republic of Germany	GST	0.250%	12/20/2016	0.651%		200	(4)	(9)	5
Republic of Germany	MYC	0.250%	12/20/2016	0.651%		700	(13)	(29)	16
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.222%	EUR	200	1	(3)	4
U.S. Treasury Notes	SOG	0.250%	03/20/2016	0.207%		300	1	(5)	6
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.222%		200	0	(4)	4
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.288%		$100	3	1	2
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.466%		300	7	4	3
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.288%		1,600	38	14	24
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.389%		600	14	13	1

							$133	$(1)	$134

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	$500	$(4)	$(18)	$14
MCDX-15 5-Year Index	GST	1.000%	12/20/2015	200	(1)	(5)	4
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015	100	0	(2)	2
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020	300	(14)	(17)	3
MCDX-16 5-Year Index	GST	1.000%	06/20/2016	200	(2)	(4)	2

					$(21)	$(46)	$25

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency received	03/15/2013	JPM	$1,870	JPY	155,210	$(9)	$1	$(10)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	3,200	$11	$0	$11
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		1,100	7	3	4
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB	AUD	900	16	(4)	20

Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	550,000	342	150	192
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		150,000	93	41	52
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UAG		150,000	133	(6)	139
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	HUS	MXN	3,100	10	1	9
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC		5,300	18	(6)	24
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		4,300	4	0	4
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC		1,700	7	1	6
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	HUS		1,400	6	1	5
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	MYC		19,700	74	15	59
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	BRC		1,000	3	(2)	5
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	HUS		1,700	5	(8)	13
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		400	0	0	0
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		5,000	28	2	26
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		1,900	11	2	9

							$768	$190	$578

(g)	Purchased options outstanding on March 31, 2012:

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 3.500% due 05/01/2042	RYM	$92.000	05/07/2012	$5,000	$1	$0

(h)	Written options outstanding on March 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$400	$0	$(1)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	400	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	300	0	(1)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	300	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	1,300	0	(7)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	1,300	0	(2)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,100	11	0
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	500	4	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	800	9	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	700	7	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	600	6	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	700	7	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	600	6	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	800	9	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	300	2	(2)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	300	7	(7)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	2,200	11	(15)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	2,200	61	(51)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	3,700	44	(51)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	3,700	70	(59)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	400	6	(5)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	400	7	(6)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	600	4	0

							$271	$(207)

(i)	Short sales outstanding on March 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (7)
U.S. Treasury Bonds	3.875%	08/15/2040	$100	$112	$(113)

(7)	Market value includes $1 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	256	04/2012	HUS	$0	$(3)	$(3)
Buy		16	04/2012	JPM	0	0	0
Sell		18	04/2012	JPM	0	0	0
Buy		342	05/2012	BSN	0	(6)	(6)
Buy		215	05/2012	CBK	0	(1)	(1)
Sell		641	05/2012	CBK	1	0	1
Sell		5,117	05/2012	HUS	71	0	71
Sell		16	05/2012	JPM	0	0	0
Buy		219	05/2012	UAG	0	0	0
Sell	BRL	236	04/2012	BRC	0	(3)	(3)
Buy		103	04/2012	JPM	0	(3)	(3)
Buy		133	04/2012	MSC	0	(4)	(4)
Sell		133	06/2012	MSC	4	0	4
Sell	CAD	868	06/2012	BRC	8	0	8
Sell		4	06/2012	JPM	0	0	0
Sell	CNY	882	06/2012	BRC	0	(2)	(2)

Buy		2,836	06/2012	CBK	3	0	3
Sell		639	06/2012	CBK	0	(1)	(1)
Sell		1,240	06/2012	DUB	0	(2)	(2)
Sell		1,820	06/2012	FBF	0	(3)	(3)
Sell		2,233	06/2012	GST	0	(4)	(4)
Sell		587	06/2012	HUS	0	(1)	(1)
Buy		4,616	06/2012	JPM	4	(1)	3
Sell		4,689	06/2012	MSC	0	(7)	(7)
Buy		849	06/2012	UAG	2	0	2
Sell		8,365	06/2012	UAG	0	(12)	(12)
Sell		1,282	10/2012	JPM	0	(3)	(3)
Sell		4,789	02/2013	DUB	0	(10)	(10)
Buy		3,091	02/2013	JPM	0	(4)	(4)
Buy		2,000	08/2013	DUB	0	(4)	(4)
Buy		4,925	08/2013	UAG	0	(3)	(3)
Buy		438	04/2014	BRC	0	(3)	(3)
Buy		633	04/2014	CBK	0	(5)	(5)
Buy		164	04/2014	GST	0	(1)	(1)
Buy		292	04/2014	HUS	0	(2)	(2)
Buy		280	04/2014	JPM	0	(2)	(2)
Buy		275	04/2014	RYL	0	(2)	(2)
Buy		584	04/2014	UAG	0	(4)	(4)
Buy		430	09/2015	BOA	0	(3)	(3)
Buy		941	09/2015	BRC	0	(8)	(8)
Buy		3,492	09/2015	CBK	0	(32)	(32)
Buy		640	09/2015	JPM	0	(6)	(6)
Buy		431	09/2015	MSC	0	(3)	(3)
Buy	EUR	1,736	04/2012	BRC	17	0	17
Sell		2,986	04/2012	BRC	0	(22)	(22)
Sell		121	04/2012	BSN	0	(3)	(3)
Buy		212	04/2012	CBK	0	0	0
Sell		5,855	04/2012	CBK	1	(65)	(64)
Sell		2,022	04/2012	DUB	0	(24)	(24)
Buy		108	04/2012	HUS	1	0	1
Sell		167	04/2012	HUS	0	(1)	(1)
Sell		139	04/2012	JPM	0	0	0
Sell		328	04/2012	MSC	0	(3)	(3)
Sell		1,865	04/2012	RYL	0	(42)	(42)
Buy		69	04/2012	UAG	1	0	1
Sell		2,686	04/2012	UAG	0	(53)	(53)
Sell		4,139	05/2012	BRC	87	0	87
Buy		108	05/2012	CBK	1	0	1
Buy		3,840	05/2012	DUB	0	(16)	(16)
Sell		3,215	05/2012	JPM	69	0	69
Sell		4,766	05/2012	UAG	100	0	100
Sell	GBP	1,720	04/2012	BRC	0	(41)	(41)
Buy		125	04/2012	CBK	2	0	2
Sell		3,320	04/2012	HUS	0	(88)	(88)
Buy		468	04/2012	JPM	7	0	7
Buy	HKD	6,444	05/2012	HUS	0	(1)	(1)
Buy	IDR	46,630	07/2012	HUS	0	0	0
Buy		1,453,600	07/2012	UAG	3	0	3
Sell	INR	4,359	07/2012	DUB	6	0	6
Buy		4,532	07/2012	JPM	0	(10)	(10)
Sell	JPY	27,656	04/2012	CBK	0	0	0
Buy		9,233	04/2012	DUB	0	0	0
Buy		18,388	04/2012	HUS	0	0	0
Sell		99,217	05/2012	BRC	45	0	45
Sell		783	05/2012	UAG	0	0	0
Buy		190,878	06/2012	BRC	3	(10)	(7)
Buy		32,910	06/2012	CBK	1	0	1
Buy		157,400	06/2012	DUB	0	(8)	(8)
Buy		24,059	06/2012	JPM	0	0	0
Buy		16,650	06/2012	MSC	2	0	2
Buy		47,082	06/2012	UAG	1	(2)	(1)
Buy	KRW	3,235	07/2012	UAG	0	0	0
Sell	MXN	20,000	04/2012	UAG	0	(105)	(105)
Sell		7,000	06/2012	BRC	5	0	5
Buy		221	06/2012	HUS	0	0	0
Sell		20,188	06/2012	MSC	6	0	6
Buy		227	06/2012	UAG	0	0	0
Sell		10,000	07/2012	HUS	0	(52)	(52)
Sell		22,000	07/2012	MSC	0	(37)	(37)
Sell		6,500	09/2012	HUS	5	0	5
Sell	MYR	421	04/2012	CBK	0	0	0
Buy		420	04/2012	JPM	0	(1)	(1)
Buy	NOK	230	04/2012	BRC	0	0	0
Buy		230	04/2012	CBK	0	(1)	(1)
Buy		230	04/2012	UAG	0	(1)	(1)
Sell	NZD	3,618	04/2012	FBF	62	0	62
Buy	PHP	167	06/2012	CBK	0	0	0
Sell	SGD	3	05/2012	DUB	0	0	0
Sell	TWD	84	04/2012	BRC	0	0	0

					$518	$(734)	$(216)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$1,365	$0	$1,365
Mortgage-Backed Securities	0	313	0	313
Canada
Sovereign Issues	0	471	0	471
Cayman Islands
Corporate Bonds & Notes	0	428	0	428
Denmark
Corporate Bonds & Notes	0	5	0	5
France
Corporate Bonds & Notes	0	4,093	0	4,093
Germany
Asset-Backed Securities	0	31	0	31
Corporate Bonds & Notes	0	5,195	0	5,195
Sovereign Issues	0	7,613	0	7,613
Ireland
Corporate Bonds & Notes	0	566	0	566
Italy
Corporate Bonds & Notes	0	387	0	387
Japan
Mortgage-Backed Securities	0	0	5	5
Jersey, Channel Islands
Corporate Bonds & Notes	0	221	0	221
Mexico
Sovereign Issues	0	1,506	0	1,506
Netherlands
Corporate Bonds & Notes	0	1,455	0	1,455
Sovereign Issues	0	3,029	0	3,029
New Zealand
Sovereign Issues	0	2,897	0	2,897
Norway
Corporate Bonds & Notes	0	408	0	408
South Korea
Corporate Bonds & Notes	0	138	0	138
Spain
Sovereign Issues	0	368	0	368
Supranational
Corporate Bonds & Notes	0	2,507	0	2,507
United Kingdom
Asset-Backed Securities	0	2	0	2
Corporate Bonds & Notes	0	3,303	0	3,303
Mortgage-Backed Securities	0	1,799	0	1,799
Sovereign Issues	0	7,715	0	7,715
United States
Asset-Backed Securities	0	1,274	0	1,274
Bank Loan Obligations	0	369	0	369
Corporate Bonds & Notes	0	7,209	0	7,209
Mortgage-Backed Securities	0	4,997	0	4,997
Municipal Bonds & Notes	0	1,016	0	1,016
Preferred Securities	20	0	487	507
U.S. Government Agencies	0	18,548	2,358	20,906
U.S. Treasury Obligations	0	112	0	112
Short-Term Instruments
Certificates of Deposit	0	399	0	399
Repurchase Agreements	0	1,000	0	1,000
Japan Treasury Bills	0	1,208	0	1,208
Mexico Treasury Bills	0	5,066	0	5,066
U.S. Treasury Bills	0	2	0	2
PIMCO Short-Term Floating NAV Portfolios	1,409	0	0	1,409
Purchased Options
Interest Rate Contracts	0	0	0	0
	$1,429	$87,015	$2,850	$91,294

Short Sales, at value	$0	$(113)	$0	$(113)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	177	0	177
Foreign Exchange Contracts	0	518	0	518
Interest Rate Contracts	64	741	0	805
	$64	$1,436	$0	$1,500

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(26)	0	(26)
Foreign Exchange Contracts	0	(745)	0	(745)
Interest Rate Contracts	(39)	(207)	0	(246)

	$(39)	$(978)	$0	$(1,017)

Totals	$1,454	$87,360	$2,850	$91,664

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (8)
Investments, at value
Japan
Mortgage-Backed Securities	$30	$0	$(27)	$0	$9	$(7)	$0	$0	$5	$0
United States
Preferred Securities	489	0	0	0	0	(2)	0	0	487	(2)
U.S. Government Agencies	2,406	0	(48)	0	0	0	0	0	2,358	0

Totals	$2,925	$0	$(75)	$0	$9	$(9)	$0	$0	$2,850	$(2)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Strategy Bond Portfolio

March 31, 2012 (Unaudited)

		0000000000	0000000000
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.9%
CORPORATE BONDS & NOTES 0.9%
Australia & New Zealand Banking Group Ltd.
4.875% due 01/12/2021 (e)		$800	$873
Woodside Finance Ltd.
4.600% due 05/10/2021		700	729

			1,602

SOVEREIGN ISSUES 2.0%
Australia Government Bond
5.250% due 03/15/2019	AUD	400	451
5.500% due 12/15/2013		700	749
5.500% due 01/21/2018		1,200	1,360
5.500% due 04/21/2023		200	232
5.750% due 05/15/2021		600	705

			3,497

Total Australia (Cost $4,974)			5,099

BRAZIL 1.8%
CORPORATE BONDS & NOTES 1.8%
Banco do Brasil S.A.
6.000% due 01/22/2020		$700	789
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		625	743
CSN Resources S.A.
6.500% due 07/21/2020		750	844
Petrobras International Finance Co.
7.875% due 03/15/2019		600	743

Total Brazil (Cost $2,939)			3,119

CANADA 3.3%
CORPORATE BONDS & NOTES 0.9%
Bank of Montreal
2.850% due 06/09/2015		$1,500	1,582

SOVEREIGN ISSUES 2.4%
Canada Government Bond
2.750% due 06/01/2022	CAD	1,400	1,472
3.250% due 06/01/2021		500	549
3.500% due 06/01/2020		700	780
Canada Housing Trust
2.750% due 12/15/2015		1,300	1,353

			4,154

Total Canada (Cost $5,635)			5,736

CAYMAN ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		$745	797

Total Cayman Islands (Cost $785)			797

FRANCE 3.1%
CORPORATE BONDS & NOTES 0.8%
BNP Paribas S.A.
5.000% due 01/15/2021		$680	687
Societe Generale SCF S.A.
4.250% due 02/03/2023	EUR	500	732

			1,419

SOVEREIGN ISSUES 2.3%
France Government Bond
3.750% due 04/25/2021		390	561

		0000000000	0000000000

France Treasury Notes
2.250% due 02/25/2016		2,380	3,281

			3,842

Total France (Cost $5,428)			5,261

GERMANY 0.6%
CORPORATE BONDS & NOTES 0.5%
Landesbank Hessen-Thueringen Girozentrale
2.875% due 04/21/2017	EUR	575	810

SOVEREIGN ISSUES 0.1%
Republic of Germany
2.250% due 09/04/2020		100	140

Total Germany (Cost $967)			950

INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
ICICI Bank Ltd.
4.750% due 11/25/2016		$300	300

Total India (Cost $299)			300

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		$300	319

Total Luxembourg (Cost $306)			319

MEXICO 4.0%
CORPORATE BONDS & NOTES 0.6%
Petroleos Mexicanos
6.500% due 06/02/2041		$900	1,017

SOVEREIGN ISSUES 3.4%
Mexico Government International Bond
6.000% due 06/18/2015	MXN	26,300	2,117
8.000% due 06/11/2020		31,790	2,814
10.000% due 12/05/2024		7,910	810

			5,741

Total Mexico (Cost $6,911)			6,758

NETHERLANDS 1.8%
CORPORATE BONDS & NOTES 1.1%
ABN AMRO Bank NV
3.500% due 01/12/2018	EUR	575	822
ING Bank NV
3.250% due 03/03/2016		800	1,131

			1,953

SOVEREIGN ISSUES 0.7%
Netherlands Government Bond
3.250% due 07/15/2015		300	432
3.250% due 07/15/2021		500	725

			1,157

Total Netherlands (Cost $3,160)			3,110

RUSSIA 2.2%
SOVEREIGN ISSUES 2.2%
Russia Government International Bond
7.500% due 03/31/2030		$3,173	3,812

Total Russia (Cost $3,704)			3,812

		0000000000	0000000000

SUPRANATIONAL 1.0%
CORPORATE BONDS & NOTES 1.0%
European Financial Stability Facility
3.375% due 07/05/2021	EUR	1,200	1,665

Total Supranational (Cost $1,656)			1,665

UNITED KINGDOM 5.3%
CORPORATE BONDS & NOTES 3.5%
Bank of Scotland PLC
3.875% due 01/15/2014	EUR	800	1,113
Ensco PLC
4.700% due 03/15/2021		$750	810
Lloyds TSB Bank PLC
4.375% due 01/12/2015		800	821
Nationwide Building Society
3.875% due 12/05/2013	EUR	200	279
Northern Rock Asset Management PLC
3.625% due 03/28/2013		800	1,098
Royal Bank of Scotland Group PLC
4.000% due 03/15/2017		800	1,143
5.000% due 10/01/2014		$700	692

			5,956

SOVEREIGN ISSUES 1.8%
United Kingdom Gilt
2.000% due 01/22/2016	GBP	1,300	2,174
3.750% due 09/07/2020		100	183
4.000% due 03/07/2022		400	742

			3,099

Total United Kingdom (Cost $9,130)			9,055

UNITED STATES 13.6%
CORPORATE BONDS & NOTES 7.1%
Altria Group, Inc.
4.750% due 05/05/2021		$700	754
American Express Co.
7.250% due 05/20/2014		800	901
American International Group, Inc.
8.250% due 08/15/2018		775	932
BA Covered Bond Issuer
4.250% due 04/05/2017	EUR	800	1,102
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$600	724
Boston Scientific Corp.
6.000% due 01/15/2020		1,350	1,552
Citigroup, Inc.
8.500% due 05/22/2019		550	679
Goldman Sachs Group, Inc.
7.500% due 02/15/2019		600	686
HSBC Finance Corp.
6.676% due 01/15/2021		700	748
Kraft Foods, Inc.
6.125% due 02/01/2018		800	961
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		600	668
Morgan Stanley
7.300% due 05/13/2019		600	646
Rockies Express Pipeline LLC
5.625% due 04/15/2020		700	602
WM Covered Bond Program
4.375% due 09/16/2014	EUR	800	1,124

			12,079

MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		$189	177

U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
4.500% due 04/01/2039		2,145	2,283
5.500% due 05/01/2042		3,000	3,264

			5,547

	0000000000	0000000000

U.S. TREASURY OBLIGATIONS 3.2%
U.S. Treasury Inflation Protected Securities
0.125% due 01/15/2022 (b)	2,203	2,256
U.S. Treasury Notes
1.375% due 11/30/2018	2,200	2,179
3.625% due 02/15/2021 (f)	900	1,018

		5,453

Total United States (Cost $23,268)		23,256

SHORT-TERM INSTRUMENTS 61.2%
CERTIFICATES OF DEPOSIT 0.3%
Banco do Brasil S.A.
0.000% due 03/26/2013	$250	247
Itau Unibanco Holding S.A.
0.000% due 03/26/2013	250	244

		491

REPURCHASE AGREEMENTS 0.6%
Banc of America Securities LLC
0.050% due 04/02/2012	400	400
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.875% due 11/30/2016 valued at $408. Repurchase proceeds are $400)
0.100% due 04/02/2012	100	100
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.250% due 02/15/2015 valued at $102. Repurchase proceeds are $100)
State Street Bank and Trust Co.
0.010% due 04/02/2012	493	493
(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $504. Repurchase proceeds are $493.)

		993

U.S. TREASURY BILLS 23.5%
0.078% due 04/19/2012 - 03/07/2013 (a)(d)(g)	40,093	40,085

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (c) 36.8%
PIMCO Short-Term Floating NAV Portfolio	6,262,324	62,755

Total Short-Term Instruments (Cost $104,292)		104,324

PURCHASED OPTIONS (i) 0.0%
(Cost $35)		15

Total Investments 101.7% (Cost $173,489)		$173,576
Written Options (j) (0.1%) (Premiums $263)		(239)
Other Assets and Liabilities (Net) (1.6%)		(2,640)

Net Assets 100.0%		$170,697

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $300 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $815 at a weighted average interest rate of 1.000% On March 31, 2012, securities valued at $873 were pledged as collateral for reverse repurchase agreements.

(f)	Securities with an aggregate market value of $440 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2012	6	$40
90-Day Euribor December Futures	Long	12/2013	15	24
90-Day Euribor September Futures	Long	09/2012	6	38
90-Day Eurodollar June Futures	Long	06/2013	11	30
90-Day Eurodollar March Futures	Long	03/2013	27	54
90-Day Eurodollar March Futures	Long	03/2014	27	101
Euro-Bobl June Futures	Long	06/2012	17	3
Euro-Bund 10-Year Bond June Futures	Long	06/2012	25	28
U.S. Treasury 5-Year Note June Futures	Long	06/2012	10	(8)
U.S. Treasury 10-Year Note June Futures	Long	06/2012	95	(180)
United Kingdom 10-Year Gilt June Futures	Long	06/2012	24	(36)

				$94

(g)	Centrally cleared swap agreements outstanding on March 31, 2012:
Securities with an aggregate market value of $411 and cash of $8 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Fixed Deal Receive Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation
CDX.IG-16 5-Year Index	1.00	0%	06/20/2016	$4,300	$34	$27

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate		Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	2.50	0%	06/18/2022	CAD	500	$(5)	$(7)
Pay	3-Month USD-LIBOR	1.50	0%	06/20/2017		$500	3	(3)
Pay	3-Month USD-LIBOR	4.00	0%	09/21/2021		1,100	35	4
Receive	3-Month USD-LIBOR	2.25	0%	06/20/2022		4,000	43	73
Pay	6-Month EUR-EURIBOR	2.50	0%	09/19/2022	EUR	5,700	76	(21)

							$152	$46

(h)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.615%	$900	$6	$6	$0
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.032%	500	0	(4)	4
Brazil Government International Bond	HUS	1.000%	06/20/2021	1.519%	2,750	(115)	(113)	(2)
China Government International Bond	BRC	1.000%	09/20/2012	0.278%	100	1	1	0
China Government International Bond	FBF	1.000%	12/20/2016	1.035%	100	0	(5)	5
China Government International Bond	JPM	1.000%	09/20/2012	0.278%	100	1	1	0
China Government International Bond	JPM	1.000%	12/20/2016	1.035%	400	0	(19)	19
China Government International Bond	MYC	1.000%	12/20/2016	1.035%	100	0	(5)	5
Colombia Government International Bond	JPM	1.000%	09/20/2012	0.293%	100	0	0	0
Export-Import Bank of China	FBF	1.000%	12/20/2016	1.500%	100	(2)	(10)	8
Export-Import Bank of China	MYC	1.000%	09/20/2016	1.430%	100	(2)	(3)	1
Export-Import Bank of China	UAG	1.000%	06/20/2016	1.350%	200	(3)	(4)	1
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.584%	100	0	(2)	2
Mexico Government International Bond	CBK	1.000%	06/20/2021	1.490%	3,550	(140)	(109)	(31)
Mexico Government International Bond	JPM	1.000%	09/20/2012	0.297%	100	0	0	0
Panama Government International Bond	JPM	1.000%	09/20/2012	0.338%	100	0	0	0

Penerbangan Malaysia Bhd.	JPM	1.000%	09/20/2012	0.247%		100	1	1	0
Penerbangan Malaysia Bhd.	MYC	1.000%	09/20/2012	0.247%		100	1	1	0
Republic of Germany	GST	0.250%	12/20/2016	0.651%		1,400	(27)	(47)	20
Republic of Korea	JPM	1.000%	12/20/2012	0.320%		100	0	(1)	1
Russia Government International Bond	BRC	1.000%	12/20/2012	0.447%		100	1	(1)	2
Russia Government International Bond	CBK	1.000%	12/20/2012	0.447%		100	1	(1)	2
Russia Government International Bond	HUS	1.000%	12/20/2012	0.447%		100	0	(1)	1
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.082%	EUR	100	0	(1)	1

							$(277)	$(316)	$39

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	2,500	$277	$344	$(67)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.830%	01/02/2013	UAG	BRL	18,400	$229	$52	$177
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		28,300	555	59	496
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BRC		25,700	428	15	413
Pay	3-Month CAD Bank Bill	2.500%	06/18/2022	RBC	CAD	1,000	(11)	4	(15)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS	MXN	12,027	1	1	0
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		6,800	5	4	1

							$1,207	$135	$1,072

(i)	Purchased options outstanding on March 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	$1,000	$35	$15

(j)	Written options outstanding on March 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$500	$1	$(1)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	500	1	(1)
Call - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	500	1	0
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	500	1	(1)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	1,900	7	(5)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	1,900	7	(4)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	3,500	5	(1)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	3,500	5	(5)
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.600%	08/13/2012	300	1	0
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	300	1	(1)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012	200	1	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	200	1	(1)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013	300	2	(2)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	300	2	(1)
Call - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.000%	08/13/2012	500	3	(3)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	500	3	(1)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	800	8	(5)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	800	14	(19)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	3,100	29	(21)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	3,100	57	(72)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	4,500	33	(10)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.700%	08/13/2012	200	3	(3)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	200	3	(1)
Call - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	2,700	25	(18)
Put - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	2,700	49	(63)

							$263	$(239)

(k)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,637	05/2012	DUB	$23	$0	$23
Buy	BRL	318	04/2012	BRC	5	0	5
Buy		3,810	04/2012	JPM	0	(104)	(104)
Sell		4,599	04/2012	MSC	147	0	147
Buy		471	04/2012	UAG	0	(12)	(12)
Buy		4,599	06/2012	MSC	0	(145)	(145)
Buy	CAD	2,155	06/2012	BRC	0	(19)	(19)
Sell		12	06/2012	CBK	0	0	0
Buy	CHF	1,850	05/2012	CBK	20	0	20
Buy	CLP	49,035	08/2012	FBF	0	(1)	(1)
Buy		281,995	08/2012	MSC	0	(5)	(5)
Buy	CNY	7,774	06/2012	CBK	10	0	10
Sell		2,822	06/2012	CBK	0	(2)	(2)
Buy		1,547	06/2012	HUS	2	0	2
Sell		3,326	06/2012	HUS	0	(7)	(7)
Buy		4,179	06/2012	JPM	3	(1)	2
Sell		6,914	06/2012	MSC	0	(15)	(15)
Sell		5,635	06/2012	UAG	0	(12)	(12)
Buy		26,985	02/2013	UAG	0	(17)	(17)
Buy	COP	163,238	07/2012	FBF	0	0	0
Buy		941,015	07/2012	UAG	29	0	29
Buy	EUR	5,124	05/2012	BRC	64	0	64
Sell		152	05/2012	BRC	0	(4)	(4)
Buy		80	05/2012	JPM	0	0	0
Buy		267	05/2012	RBC	4	(1)	3
Buy		7,897	05/2012	UAG	49	0	49
Sell		141	05/2012	UAG	0	(2)	(2)
Buy	GBP	51	06/2012	BRC	2	0	2
Sell		52	06/2012	RBC	0	(1)	(1)
Buy		1,766	06/2012	UAG	40	0	40
Buy	HKD	143	05/2012	HUS	0	0	0
Sell	HUF	20,226	05/2012	BRC	0	(1)	(1)
Sell		109,954	05/2012	HUS	0	(55)	(55)
Sell	ILS	6	07/2012	MSC	0	0	0
Buy	INR	15,402	07/2012	BPS	0	(3)	(3)
Buy		104,769	07/2012	JPM	0	(28)	(28)
Buy		15,830	07/2012	MSC	0	(4)	(4)
Buy		61,147	07/2012	UAG	0	(18)	(18)
Buy	JPY	938,745	06/2012	BRC	0	(76)	(76)
Buy	KRW	6,511,980	07/2012	UAG	0	(57)	(57)
Buy	MXN	9,037	06/2012	HUS	0	(2)	(2)
Buy	MYR	453	04/2012	CBK	1	0	1
Buy		302	04/2012	JPM	0	(1)	(1)
Sell		3,091	04/2012	MSC	0	(39)	(39)
Buy		5,444	04/2012	UAG	0	(17)	(17)
Buy	NOK	369	04/2012	BRC	0	(1)	(1)
Buy		370	04/2012	CBK	0	(1)	(1)
Buy		370	04/2012	UAG	0	(1)	(1)
Buy	NZD	127	04/2012	FBF	0	(2)	(2)
Buy	PHP	307	06/2012	CBK	0	0	0
Buy	PLN	447	05/2012	DUB	4	0	4
Buy		2,409	05/2012	JPM	37	0	37
Buy	RUB	37,853	06/2012	CBK	15	0	15
Buy		37,853	06/2012	JPM	14	0	14
Buy	SEK	6,816	05/2012	BRC	12	0	12
Buy	SGD	510	05/2012	BRC	1	0	1
Buy		354	05/2012	CBK	0	(1)	(1)
Buy		265	05/2012	HUS	0	0	0
Buy		112	05/2012	JPM	0	0	0
Buy		300	05/2012	MSC	0	0	0
Buy		1,134	05/2012	UAG	5	(1)	4
Buy	THB	30,432	05/2012	BRC	0	(3)	(3)
Buy	TWD	17,900	04/2012	BRC	14	0	14
Buy		24,554	04/2012	JPM	18	0	18
Buy		9,123	04/2012	UAG	0	(1)	(1)
Buy	ZAR	1,470	04/2012	BRC	1	0	1
Buy		8,275	04/2012	JPM	5	0	5
Buy		7,090	07/2012	DUB	67	0	67

					$592	$(660)	$(68)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$1,602	$0	$1,602
Sovereign Issues	0	3,497	0	3,497
Brazil
Corporate Bonds & Notes	0	3,119	0	3,119
Canada
Corporate Bonds & Notes	0	1,582	0	1,582
Sovereign Issues	0	4,154	0	4,154
Cayman Islands
Corporate Bonds & Notes	0	797	0	797
France
Corporate Bonds & Notes	0	1,419	0	1,419
Sovereign Issues	0	3,842	0	3,842
Germany
Corporate Bonds & Notes	0	810	0	810
Sovereign Issues	0	140	0	140
India
Corporate Bonds & Notes	0	300	0	300
Luxembourg
Corporate Bonds & Notes	0	319	0	319
Mexico
Corporate Bonds & Notes	0	1,017	0	1,017
Sovereign Issues	0	5,741	0	5,741
Netherlands
Corporate Bonds & Notes	0	1,953	0	1,953
Sovereign Issues	0	1,157	0	1,157
Russia
Sovereign Issues	0	3,812	0	3,812
Supranational
Corporate Bonds & Notes	0	1,665	0	1,665
United Kingdom
Corporate Bonds & Notes	0	5,956	0	5,956
Sovereign Issues	0	3,099	0	3,099
United States
Corporate Bonds & Notes	0	12,079	0	12,079
Mortgage-Backed Securities	0	177	0	177
U.S. Government Agencies	0	5,547	0	5,547
U.S. Treasury Obligations	0	5,453	0	5,453
Short-Term Instruments
Certificates of Deposit	0	491	0	491
Repurchase Agreements	0	993	0	993
U.S. Treasury Bills	0	40,085	0	40,085
PIMCO Short-Term Floating NAV Portfolios	62,755	0	0	62,755
Purchased Options
Interest Rate Contracts	0	15	0	15
	$62,755	$110,821	$0	$173,576

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	101	0	101
Foreign Exchange Contracts	0	592	0	592
Interest Rate Contracts	318	1,162	0	1,480
	$318	$1,855	$0	$2,173

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(100)	0	(100)
Foreign Exchange Contracts	0	(660)	0	(660)
Interest Rate Contracts	(224)	(285)	0	(509)

	$(224)	$(1,045)	$0	$(1,269)

Totals	$62,849	$111,631	$0	$174,480

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Portfolio (Unhedged)

March 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 0.4%
MORTGAGE-BACKED SECURITIES 0.4%
Medallion Trust
0.621% due 05/25/2035		$293	$291
Puma Finance Ltd.
0.563% due 02/21/2038		234	226
4.770% due 08/22/2037	AUD	300	299
4.885% due 07/12/2036		86	86
Swan Trust
0.590% due 05/12/2037		$283	276
4.515% due 05/12/2037	AUD	389	394
Torrens Trust
4.787% due 10/19/2038		421	423

Total Australia (Cost $1,914)			1,995

BRAZIL 4.8%
CORPORATE BONDS & NOTES 3.4%
Banco do Brasil S.A.	EUR	1,900	2,626
4.500% due 01/20/2016
Banco Santander Brasil S.A.
2.574% due 03/18/2014		$3,700	3,634
4.250% due 01/14/2016		200	201
4.500% due 04/06/2015		1,500	1,534
Banco Votorantim Ltd.
3.473% due 03/28/2014		2,400	2,385
Banco Votorantim S.A.
5.250% due 02/11/2016		2,700	2,812
BM&FBovespa S.A.
5.500% due 07/16/2020		300	322
CSN Islands Corp.
6.875% due 09/21/2019		400	457
CSN Resources S.A.
6.500% due 07/21/2020		2,000	2,250

			16,221

SOVEREIGN ISSUES 1.4%
Brazil Government International Bond
4.875% due 01/22/2021		1,100	1,251
8.250% due 01/20/2034		3,700	5,605

			6,856

Total Brazil (Cost $22,275)			23,077

CANADA 0.6%
CORPORATE BONDS & NOTES 0.2%
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	1,108

SOVEREIGN ISSUES 0.4%
Canada Government Bond
2.000% due 06/01/2016	CAD	1,800	1,840

Total Canada (Cost $2,791)			2,948

CAYMAN ISLANDS 1.2%
ASSET-BACKED SECURITIES 1.2%
Avenue CLO Fund Ltd.
0.853% due 02/15/2017		$4,834	4,776
Landmark CDO Ltd.
0.788% due 06/01/2017		1,267	1,224

Total Cayman Islands (Cost $5,989)			6,000

FRANCE 0.2%
CORPORATE BONDS & NOTES 0.2%
Vivendi S.A.
5.750% due 04/04/2013		$900	934
6.625% due 04/04/2018		100	112

Total France (Cost $999)			1,046

		0000000000	0000000000

GERMANY 1.6%
ASSET-BACKED SECURITIES 0.0%
Driver One GmbH
0.552% due 10/21/2015	EUR	58	77

BANK LOAN OBLIGATIONS 0.2%
Fresenius Medical Care U.S. Finance, Inc.
1.845% due 03/31/2013		$987	987

CORPORATE BONDS & NOTES 1.1%
Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014	EUR	2,200	3,176
6.250% due 05/19/2021	AUD	1,900	2,123

			5,299

SOVEREIGN ISSUES 0.3%
Free State of Bavaria
3.500% due 01/27/2016	EUR	1,049	1,520

Total Germany (Cost $7,614)			7,883

ITALY 2.9%
ASSET-BACKED SECURITIES 0.1%
Locat Securitisation Vehicle SRL
1.062% due 12/12/2028	EUR	210	269

SOVEREIGN ISSUES 2.8%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (d)		2,609	3,029
4.000% due 02/01/2037		9,700	10,285

			13,314

Total Italy (Cost $12,952)			13,583

JERSEY, CHANNEL ISLANDS 0.4%
ASSET-BACKED SECURITIES 0.4%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,609	2,148

Total Jersey, Channel Islands (Cost $2,150)			2,148

LUXEMBOURG 0.1%
CORPORATE BONDS & NOTES 0.1%
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		$300	353

Total Luxembourg (Cost $300)			353

MEXICO 3.4%
CORPORATE BONDS & NOTES 0.7%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$2,000	2,124
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,100	1,150

			3,274

SOVEREIGN ISSUES 2.7%
Mexico Government International Bond
6.050% due 01/11/2040		4,600	5,566
10.000% due 12/05/2024	MXN	71,200	7,288

			12,854

Total Mexico (Cost $15,979)			16,128

NETHERLANDS 8.5%
CORPORATE BONDS & NOTES 2.4%
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	7,600	10,664

		0000000000	0000000000

Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		$500	569
Waha Aerospace BV
3.925% due 07/28/2020		425	441

			11,674

SOVEREIGN ISSUES 6.1%
Netherlands Government Bond
2.500% due 01/15/2017	EUR	4,000	5,636
4.000% due 07/15/2016		7,800	11,666
4.000% due 07/15/2018		7,600	11,543
4.000% due 07/15/2019		300	459

			29,304

Total Netherlands (Cost $40,631)			40,978

NORWAY 0.7%
CORPORATE BONDS & NOTES 0.7%
DNB Bank ASA
3.200% due 04/03/2017 (a)		$2,700	2,713
Eksportfinans ASA
1.600% due 03/20/2014	JPY	1,000	11
1.875% due 04/02/2013		$100	97
2.000% due 09/15/2015		200	178
5.500% due 06/26/2017		200	195

Total Norway (Cost $3,180)			3,194

QATAR 1.2%
CORPORATE BONDS & NOTES 0.5%
Qatari Diar Finance QSC
3.500% due 07/21/2015		$2,100	2,184

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015		3,200	3,376

Total Qatar (Cost $5,452)			5,560

SOUTH KOREA 1.1%
CORPORATE BONDS & NOTES 0.8%
Export-Import Bank of Korea
4.125% due 09/09/2015		$500	527
5.750% due 05/22/2013	EUR	500	691
5.875% due 01/14/2015		$2,600	2,845

			4,063

SOVEREIGN ISSUES 0.3%
Republic of Korea
4.875% due 09/22/2014		200	215
5.750% due 04/16/2014		200	216
7.125% due 04/16/2019		700	869

			1,300

Total South Korea (Cost $5,262)			5,363

SWITZERLAND 2.0%
CORPORATE BONDS & NOTES 2.0%
UBS AG
5.875% due 12/20/2017		$8,500	9,433

Total Switzerland (Cost $8,706)			9,433

UNITED ARAB EMIRATES 0.5%
SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		$1,900	2,323

Total United Arab Emirates (Cost $2,071)			2,323

		0000000000	0000000000

UNITED KINGDOM 6.7%
CORPORATE BONDS & NOTES 0.9%
HBOS PLC
6.750% due 05/21/2018		$800	751
LBG Capital PLC
8.500% due 12/29/2049		1,200	984
Lloyds TSB Bank PLC
4.375% due 01/12/2015		900	923
WPP Ltd.
6.000% due 04/04/2017	GBP	1,000	1,792

			4,450

SOVEREIGN ISSUES 5.8%
United Kingdom Gilt
3.750% due 09/07/2021		15,500	28,273

Total United Kingdom (Cost $31,424)			32,723

UNITED STATES 55.6%
ASSET-BACKED SECURITIES 3.5%
Amortizing Residential Collateral Trust
0.822% due 07/25/2032		$1	1
0.942% due 10/25/2031		2	1
Carrington Mortgage Loan Trust
0.292% due 12/25/2036		142	115
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		2,156	2,106
Countrywide Asset-Backed Certificates
0.442% due 08/25/2034		264	236
Credit Suisse First Boston Mortgage Securities Corp.
0.862% due 01/25/2032		1	1
Credit-Based Asset Servicing and Securitization LLC
0.302% due 11/25/2036		29	11
Denver Arena Trust
6.940% due 11/15/2019		75	77
Home Equity Mortgage Trust
5.500% due 01/25/2037		191	34
Morgan Stanley ABS Capital
1.042% due 07/25/2037		2,000	1,725
SACO, Inc.
0.362% due 05/25/2036		6	5
0.642% due 04/25/2035		9	4
Securitized Asset-Backed Receivables LLC
0.292% due 12/25/2036		14	6
SLC Student Loan Trust
0.924% due 06/15/2017		463	463
SLM Student Loan Trust
0.640% due 04/26/2021		802	799
0.674% due 12/17/2018		80	80
0.680% due 01/27/2025		5,000	4,907
0.942% due 01/25/2029		4,800	4,817
1.060% due 10/25/2017		1,521	1,518
Structured Asset Securities Corp.
0.642% due 05/25/2034		8	7
1.742% due 04/25/2035		29	24
Washington Mutual Asset-Backed Certificates
0.302% due 10/25/2036		93	59

			16,996

BANK LOAN OBLIGATIONS 1.3%
HCA, Inc.
2.491% due 11/17/2013		2,259	2,252
2.741% due 05/02/2016		950	927
Springleaf Finance Corp.
5.500% due 05/10/2017		1,800	1,662
Vodafone Group PLC
6.875% due 08/17/2015		1,551	1,551

			6,392

CORPORATE BONDS & NOTES 21.8%
Ally Financial, Inc.
3.874% due 06/20/2014		1,100	1,078
6.750% due 12/01/2014		2,000	2,105
Altria Group, Inc.
9.250% due 08/06/2019		1,000	1,346

		0000000000	0000000000

American Express Credit Corp.
5.875% due 05/02/2013		200	210
American International Group, Inc.
6.765% due 11/15/2017	GBP	588	1,030
8.000% due 05/22/2068	EUR	1,700	2,214
8.175% due 05/15/2068		$1,600	1,702
AutoZone, Inc.
5.875% due 10/15/2012		100	103
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,165
7.250% due 02/01/2018		1,300	1,569
Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,623
6.400% due 06/15/2016		200	230
Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,534
CenturyLink, Inc.
6.000% due 04/01/2017		4,700	5,001
CIT Group, Inc.
5.250% due 04/01/2014		400	411
Citigroup, Inc.
0.811% due 11/05/2014		100	96
3.625% due 11/30/2017	EUR	6,600	7,683
4.750% due 05/31/2017		100	117
4.750% due 02/10/2019		200	243
6.125% due 05/15/2018		$500	561
8.125% due 07/15/2039		800	1,037
8.500% due 05/22/2019		2,700	3,332
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	1,112
CMS Energy Corp.
1.522% due 01/15/2013		200	199
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018		1,150	1,311
Countrywide Financial Corp.
5.800% due 06/07/2012		2,450	2,469
Cytec Industries, Inc.
4.600% due 07/01/2013		2,000	2,067
DR Horton, Inc.
6.500% due 04/15/2016		4,500	4,950
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	112
ERAC USA Finance LLC
5.800% due 10/15/2012		800	819
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		300	321
8.000% due 06/01/2014		1,800	1,982
8.700% due 10/01/2014		2,400	2,720
Goldman Sachs Group, Inc.
0.961% due 07/22/2015		500	468
1.071% due 09/29/2014		800	770
1.080% due 01/12/2015		700	666
3.700% due 08/01/2015		800	815
6.250% due 09/01/2017		500	549
International Lease Finance Corp.
5.550% due 09/05/2012		9,500	9,607
6.750% due 09/01/2016		1,300	1,399
7.125% due 09/01/2018		1,200	1,314
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	199
KB Home
5.875% due 01/15/2015		$1,200	1,188
Kraft Foods, Inc.
6.125% due 08/23/2018		500	604
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 ^		1,000	300
6.875% due 05/02/2018 ^		800	244
Limited Brands, Inc.
6.900% due 07/15/2017		1,000	1,118
Masco Corp.
6.125% due 10/03/2016		200	212
Metropolitan Life Global Funding
5.125% due 04/10/2013		1,300	1,359
Mohawk Industries, Inc.
6.375% due 01/15/2016		1,000	1,110
Morgan Stanley
1.047% due 10/15/2015		1,000	901
1.657% due 04/13/2016	EUR	700	826
Motorola Solutions, Inc.
5.375% due 11/15/2012		$11,090	11,365
Nationwide Health Properties, Inc.
6.000% due 05/20/2015		500	541
NGPL PipeCo LLC
6.514% due 12/15/2012		2,700	2,606
Norfolk Southern Corp.
5.257% due 09/17/2014		1,000	1,101

	0000000000	0000000000

Puget Energy, Inc.
6.500% due 12/15/2020	1,200	1,318
Sealed Air Corp.
5.625% due 07/15/2013	1,000	1,032
Springleaf Finance Corp.
4.875% due 07/15/2012	100	97
Tyson Foods, Inc.
10.500% due 03/01/2014	3,500	4,077
UAL Pass-Through Trust
10.400% due 05/01/2018	1,075	1,225
UST LLC
5.750% due 03/01/2018	1,000	1,095

		105,558

MORTGAGE-BACKED SECURITIES 14.7%
Adjustable Rate Mortgage Trust
2.876% due 09/25/2035	35	28
American Home Mortgage Assets LLC
0.432% due 05/25/2046	465	259
0.452% due 10/25/2046	638	325
Banc of America Funding Corp.
2.653% due 02/20/2036	670	612
5.888% due 04/25/2037	681	582
5.933% due 10/20/2046	275	161
Banc of America Large Loan, Inc.
1.992% due 11/15/2015	2,553	2,389
Banc of America Mortgage Securities, Inc.
2.871% due 05/25/2035	4,900	3,591
BCAP LLC Trust
0.412% due 01/25/2037 ^	513	266
5.250% due 04/26/2037	2,981	2,713
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035	203	197
2.250% due 08/25/2035	5,614	5,191
2.570% due 03/25/2035	278	270
2.584% due 08/25/2033	32	31
2.656% due 10/25/2033	28	28
2.884% due 05/25/2034	21	18
3.046% due 05/25/2034	78	75
3.078% due 03/25/2035	80	80
3.207% due 11/25/2034	20	20
3.964% due 05/25/2047	725	491
Bear Stearns Alt-A Trust
1.242% due 09/25/2034	1,693	1,510
2.755% due 11/25/2035 ^	278	174
2.826% due 09/25/2035	216	144
5.655% due 08/25/2036 ^	374	223
Bear Stearns Structured Products, Inc.
2.845% due 12/26/2046	177	101
CC Mortgage Funding Corp.
0.422% due 07/25/2036	175	110
Citigroup Commercial Mortgage Trust
5.696% due 12/10/2049	400	447
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	109	103
2.450% due 09/25/2035	110	97
Countrywide Alternative Loan Trust
0.422% due 02/20/2047	377	187
0.437% due 12/20/2046	752	406
0.452% due 03/20/2046	229	122
0.452% due 07/20/2046	651	267
0.522% due 02/25/2037	288	158
0.592% due 05/25/2037 ^	153	81
1.659% due 11/25/2035	64	39
2.199% due 11/25/2035	64	41
5.250% due 06/25/2035	52	43
5.529% due 08/25/2036	94	92
5.559% due 11/25/2035 ^	620	373
6.000% due 04/25/2037 ^	125	77
6.250% due 08/25/2037 ^	68	42
6.500% due 06/25/2036	331	200
Countrywide Home Loan Mortgage Pass-Through Trust
0.472% due 05/25/2035	139	95
0.532% due 04/25/2035	44	28
0.562% due 03/25/2035	166	91
0.572% due 02/25/2035	15	11
0.622% due 09/25/2034	18	11
2.610% due 02/20/2036	669	428
2.746% due 11/25/2034	44	36
2.798% due 08/25/2034	12	9
4.179% due 11/19/2033	50	50
5.750% due 12/25/2035	1,130	993
7.500% due 06/25/2035	2,122	2,119
Credit Suisse First Boston Mortgage Securities Corp.
2.575% due 08/25/2033	55	55

	0000000000	0000000000

6.500% due 04/25/2033	2	2
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	221	89
Deutsche ALT-A Securities, Inc.
5.886% due 10/25/2036 ^	635	363
First Horizon Asset Securities, Inc.
2.541% due 12/25/2033	20	18
6.250% due 08/25/2017	21	21
Greenpoint Mortgage Funding Trust
0.512% due 11/25/2045	16	10
GSR Mortgage Loan Trust
1.870% due 03/25/2033	27	28
2.441% due 06/25/2034	15	13
2.659% due 09/25/2035	577	563
Harborview Mortgage Loan Trust
0.432% due 01/19/2038	1,621	1,054
0.982% due 02/19/2034	4	3
1.009% due 12/19/2036	236	130
2.984% due 05/19/2033	52	51
Indymac Index Mortgage Loan Trust
4.848% due 09/25/2035	488	369
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	61	59
JPMorgan Mortgage Trust
2.083% due 11/25/2033	24	25
2.853% due 07/25/2035	294	286
2.871% due 07/25/2035	344	328
5.015% due 02/25/2035	35	36
MASTR Adjustable Rate Mortgages Trust
2.552% due 05/25/2034	1,144	1,015
MASTR Alternative Loans Trust
0.642% due 03/25/2036	66	13
Mellon Residential Funding Corp.
0.682% due 12/15/2030	18	17
Merrill Lynch Floating Trust
0.780% due 07/09/2021	800	769
Merrill Lynch Mortgage Investors, Inc.
0.452% due 02/25/2036	204	149
0.492% due 08/25/2036	42	36
2.321% due 02/25/2033	25	24
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	300	332
MLCC Mortgage Investors, Inc.
1.996% due 10/25/2035	13,126	12,117
Nomura Asset Acceptance Corp.
2.696% due 10/25/2035	35	25
Residential Accredit Loans, Inc.
0.392% due 02/25/2047	237	116
0.422% due 06/25/2046	609	245
0.452% due 04/25/2046	259	108
RiverView HECM Trust
0.302% due 07/25/2047	2,128	1,873
Structured Adjustable Rate Mortgage Loan Trust
2.628% due 04/25/2034	75	66
2.722% due 02/25/2034	27	27
2.742% due 09/25/2034	80	77
Structured Asset Mortgage Investments, Inc.
0.432% due 07/25/2046	714	410
0.452% due 05/25/2046	165	81
0.462% due 05/25/2036	738	375
0.462% due 09/25/2047	600	248
0.492% due 07/19/2035	553	488
0.522% due 02/25/2036	870	487
0.592% due 03/19/2034	13	12
0.822% due 07/19/2034	7	7
Structured Asset Securities Corp.
5.000% due 05/25/2035	2,334	2,277
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	302	291
WaMu Mortgage Pass-Through Certificates
0.472% due 04/25/2045	6,224	5,007
0.512% due 12/25/2045	3,326	2,656
0.532% due 10/25/2045	4,868	3,915
0.552% due 01/25/2045	14	12
0.562% due 01/25/2045	15	13
0.859% due 02/25/2047	669	392
1.559% due 08/25/2042	10	8
2.283% due 11/25/2036	1,606	1,137
2.459% due 09/25/2033	1,852	1,874
2.463% due 02/25/2033	218	210
2.474% due 02/27/2034	9	9
2.577% due 06/25/2033	24	24
2.577% due 03/25/2034	77	76
2.634% due 02/25/2037	696	499
2.724% due 07/25/2046	331	262

	0000000000	0000000000

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.098% due 07/25/2046	119	49
Wells Fargo Mortgage-Backed Securities Trust
2.631% due 03/25/2036	217	188
2.651% due 04/25/2036	47	45
2.653% due 02/25/2034	3,501	3,388
4.500% due 11/25/2018	42	43
4.750% due 10/25/2018	13	13

		71,243

MUNICIPAL BONDS & NOTES 3.9%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	300
Chicago Board of Education, Illinois General Obligation Bonds, (BABs), Series 2009
6.138% due 12/01/2039	3,100	3,447
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,400	1,676
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	422
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,300	1,151
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	2,600	3,309
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,500	3,423
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.375% due 06/15/2043	2,700	3,014
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	8
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,120	2,300

		19,050

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
2.829% due 12/31/2049	58	434
SLM Corp.
4.921% due 01/16/2018	3,100	69
SLM Corp. CPI Linked Security
4.962% due 03/15/2017	500	12

		515

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
0.362% due 03/25/2034	$16	16
0.392% due 08/25/2034	10	10
0.442% due 10/27/2037	1,600	1,591
2.057% due 10/01/2034	6	6
2.245% due 12/01/2034	14	15
2.497% due 11/01/2034	104	111
3.500% due 11/01/2025 - 01/01/2026	294	309
5.500% due 05/01/2047	106	115
6.000% due 07/25/2044	50	56
Freddie Mac
0.472% due 02/15/2019	351	351
0.522% due 09/25/2031	39	36
0.742% due 04/15/2028	416	419
1.355% due 10/25/2044	83	83
2.370% due 02/01/2029	11	12
2.573% due 04/01/2037	95	100
6.000% due 04/15/2036	997	1,166
Ginnie Mae
1.625% due 11/20/2024	3	3
5.000% due 04/01/2042	3,000	3,314
6.000% due 09/20/2038	165	182

		7,895

U.S. TREASURY OBLIGATIONS 8.7%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022	18,426	18,867
0.625% due 07/15/2021	302	327
1.125% due 01/15/2021	207	233
1.250% due 07/15/2020	1,039	1,187

	0000000000	0000000000

2.375% due 01/15/2025	842	1,071
U.S. Treasury Notes
2.000% due 02/15/2022	20,800	20,394

		42,079

Total United States (Cost $262,678)		269,728

VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
GTL Trade Finance, Inc.
7.250% due 10/20/2017	$200	231

Total Virgin Islands (British) (Cost $217)		231

SHORT-TERM INSTRUMENTS 8.9%
CERTIFICATES OF DEPOSIT 1.5%
Banco do Brasil S.A.
2.556% due 02/14/2014	$2,700	2,696
Itau Unibanco Holding S.A.
0.000% due 05/09/2012	2,000	1,997
0.000% due 03/26/2013	2,700	2,636

		7,329

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 04/02/2012	891	891

(Dated 03/30/2012. Collateralized by Fannie Mae 1.750% due 02/22/2013 valued at $914. Repurchase proceeds are $891.)
U.S. TREASURY BILLS 7.2%
0.133% due 06/28/2012 - 09/13/2012 (b)(e)(f)(g)	34,916	34,898

Total Short-Term Instruments (Cost $43,120)		43,118

PURCHASED OPTIONS (i) 0.2%
(Cost $1,111)		1,126

Total Investments 101.1% (Cost $476,815)		$488,938
Written Options (j) (0.3%) (Premiums $1,586)		(1,331)
Other Assets and Liabilities (Net) (0.8%)		(3,844)

Net Assets 100.0%		$483,763

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)	Principal amount of security is adjusted for inflation.

(e)	Securities with an aggregate market value of $2,707 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $574 and cash of $5 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bund 10-Year Bond June Futures	Long	06/2012	112	$67

(g)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $1,301 and cash of $30 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$13,095	$226	$(134)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	1,000	29	5
CDX.IG-16 5-Year Index	(1.000%)	06/20/2016	8,200	(64)	(159)

				$191	$(288)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		$6,300	$68	$104
Pay	6-Month EUR-EURIBOR	3.250%	09/21/2021	EUR	5,100	80	6

						$148	$110

(h)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.062%		$1,000	$(26)	$0	$(26)
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.110%		100	0	0	0
Boston Scientific Corp.	MYC	(1.000%	)	06/20/2014	0.493%		1,500	(17)	7	(24)
Boston Scientific Corp.	UAG	(2.060%	)	06/20/2016	0.902%		200	(10)	0	(10)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	0.677%		5,900	(44)	266	(310)
CenturyLink, Inc.	JPM	(1.000%	)	06/20/2017	2.190%		4,700	268	(3)	271
Citigroup, Inc.	BOA	(5.000%	)	06/20/2013	1.113%		100	(5)	2	(7)
Citigroup, Inc.	BOA	(0.940%	)	06/20/2018	2.086%		2,000	127	0	127
Citigroup, Inc.	DUB	(5.000%	)	06/20/2013	1.113%	EUR	6,600	(434)	247	(681)
Citigroup, Inc.	DUB	(1.000%	)	09/20/2019	2.090%		$1,000	70	64	6
Cleveland Electric Illuminating Co.	RYL	(0.940%	)	06/20/2017	1.423%		1,000	24	0	24
Credit Agricole S.A.	CBK	(1.000%	)	12/20/2016	2.541%	EUR	1,300	113	128	(15)
Credit Agricole S.A.	GST	(1.000%	)	12/20/2016	2.541%		800	70	81	(11)
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.404%		$2,000	(18)	46	(64)
D.R. Horton, Inc.	DUB	(1.000%	)	06/20/2016	1.626%		4,500	112	472	(360)
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.288%		800	(15)	0	(15)
International Lease Finance Corp.	BRC	(5.000%	)	09/20/2012	2.614%		9,500	(125)	772	(897)
JPMorgan Chase & Co.	FBF	(0.760%	)	12/20/2017	0.992%		1,000	12	0	12
KB Home	DUB	(5.000%	)	03/20/2015	5.919%		1,200	27	(93)	120
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	3.503%		2,000	145	0	145
Limited Brands, Inc.	JPM	(2.850%	)	09/20/2017	1.898%		1,000	(49)	0	(49)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.279%		1,000	(10)	0	(10)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.279%		1,000	(8)	0	(8)
Masco Corp.	FBF	(0.907%	)	12/20/2016	2.979%		200	18	0	18
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	1.449%		1,000	(4)	0	(4)
Motorola Solutions, Inc.	JPM	(1.000%	)	12/20/2012	0.162%		11,090	(72)	411	(483)
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	0.852%		500	(18)	0	(18)
Norfolk Southern Corp.	BRC	(0.450%	)	09/20/2014	0.190%		1,000	(7)	0	(7)
Rio Tinto Alcan, Inc.	BRC	(1.740%	)	06/20/2015	0.277%		1,000	(49)	0	(49)

Sealed Air Corp.	BRC	(1.035%	)	09/20/2013	1.088%		1,000	0	0	0
Springleaf Finance Corp.	BOA	(1.370%	)	12/20/2017	11.590%		100	33	0	33
Tyson Foods, Inc.	BPS	(1.000%	)	03/20/2014	0.525%		4,000	(39)	136	(175)
UBS AG	BOA	(2.280%	)	06/20/2018	1.794%		1,300	(37)	0	(37)
UBS AG	BRC	(2.250%	)	03/20/2014	1.194%	EUR	800	(23)	0	(23)
UBS AG	DUB	(1.000%	)	12/20/2017	1.772%		$8,000	321	40	281
UST LLC	GST	(0.720%	)	03/20/2018	0.359%		1,000	(21)	0	(21)
Vivendi S.A.	BPS	(1.820%	)	06/20/2013	0.462%		300	(5)	0	(5)
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	0.462%		300	(5)	0	(5)
Vivendi S.A.	BPS	(1.743%	)	06/20/2013	0.462%		300	(5)	0	(5)
Vivendi S.A.	DUB	(1.500%	)	06/20/2018	1.604%		100	1	0	1
WPP PLC	BRC	(3.750%	)	06/20/2017	0.825%	GBP	1,000	(235)	0	(235)

								$60	$2,576	$(2,516)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	03/20/2015	0.395%		$700	$12	$11	$1
Australia Government Bond	DUB	1.000%	03/20/2016	0.531%		700	13	16	(3)
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.660%	EUR	100	2	(15)	17
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.660%		$500	70	8	62
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.660%		1,100	154	9	145
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.702%		200	30	3	27
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.660%		300	42	2	40
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.000%		4,200	2	(40)	42
China Government International Bond	BRC	0.850%	12/20/2014	0.613%		1,600	11	0	11
China Government International Bond	JPM	0.820%	12/20/2014	0.613%		300	2	0	2
China Government International Bond	RYL	0.810%	12/20/2014	0.613%		2,400	13	0	13
China Government International Bond	RYL	0.815%	12/20/2014	0.613%		1,000	6	0	6
HSBC Finance Corp.	GST	5.000%	06/20/2012	0.395%		1,000	12	12	0
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	5.927%	JPY	54,200	(15)	(69)	54

							$354	$(63)	$417

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016	EUR	14,400	$1,368	$2,810	$(1,442)
iTraxx Europe Crossover 16 Index	DUB	(5.000%	)	12/20/2016		11,300	398	526	(128)
iTraxx Europe Crossover 16 Index	MYC	(5.000%	)	12/20/2016		49,200	1,733	3,316	(1,583)
iTraxx Europe Sub Financials 16 Index	DUB	(5.000%	)	12/20/2016		11,300	(827)	(697)	(130)

							$2,672	$5,955	$(3,283)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE.AA.6-1 Index	FBF	0.320%	07/25/2045	$475	$(261)	$(143)	$(118)
ABX.HE.AAA.6-2 Index	DUB	0.110%	05/25/2046	478	(241)	(146)	(95)

					$(502)	$(289)	$(213)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Month GBP-United Kingdom RPI Index	3.275%	05/19/2016	BRC	GBP	3,800	$111	$0	$111
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS	BRL	103,500	209	23	186
Pay	1-Year BRL-CDI	10.140%	01/02/2015	DUB		16,800	35	5	30
Pay	3-Month CAD Bank Bill	2.500%	03/15/2016	HUS	CAD	12,500	384	(52)	436

Pay	6-Month AUD-BBR-BBSW	6.000%	12/15/2020	BRC	AUD	21,600	2,227	43	2,184
Pay	6-Month AUD-BBR-BBSW	6.000%	12/15/2020	CBK		2,000	206	(5)	211
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	BRC		14,500	(50)	(82)	32
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	CBK		4,100	(14)	(30)	16
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	DUB		4,300	(15)	(23)	8
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	JPM		400	(1)	(2)	1
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	UAG		2,200	(7)	(12)	5
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	BOA	GBP	4,600	387	23	364
Pay	6-Month JPY-LIBOR	0.450%	12/21/2012	RYL	JPY	8,400,000	113	(2)	115
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF		3,720,000	2,314	1,013	1,301
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		1,150,000	715	313	402

							$6,614	$1,212	$5,402

(i)	Purchased options outstanding on March 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 25-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	3.750%	01/14/2013	$4,500	$169	$228
Put - OTC 25-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.750%	01/14/2013	8,800	372	447
Put - OTC 30-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	11,100	570	451

							$1,111	$1,126

(j)	Written options outstanding on March 31, 2012:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/25/2012	32	$50	$(68)
Put - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/25/2012	32	40	(19)

				$90	$(87)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	3.750%	01/14/2013		$17,000	$211	$(277)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.750%	01/14/2013		33,200	456	(541)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.500%	06/18/2012		3,400	63	(79)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.500%	06/18/2012		3,400	63	(37)
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	2.850%	09/24/2012		25,800	573	(310)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	17,100	130	0

								$1,496	$(1,244)

(k)	Short sales outstanding on March 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	04/01/2042	$1,000	$1,063	$(1,064)
Ginnie Mae	5.000%	04/01/2042	5,000	5,544	(5,523)
Ginnie Mae	5.000%	05/01/2042	7,000	7,727	(7,718)
Ginnie Mae	5.500%	05/01/2042	38,000	42,303	(42,394)

				$56,637	$(56,699)

(l)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	10,939	05/2012	DUB	$154	$0	$154
Buy	BRL	4,532	04/2012	BRC	0	(159)	(159)
Sell		2,013	04/2012	BRC	0	(29)	(29)
Sell		2,327	04/2012	JPM	64	0	64
Sell		192	04/2012	MSC	6	0	6
Buy		192	06/2012	MSC	0	(6)	(6)
Buy	CAD	6,345	06/2012	BRC	0	(55)	(55)
Buy	CNY	617	06/2012	BRC	0	0	0
Buy		2,199	02/2013	DUB	7	0	7
Buy		22,134	02/2013	JPM	0	(26)	(26)
Buy		28	08/2013	DUB	0	0	0
Sell		10,289	08/2013	UAG	36	0	36
Buy		9,648	01/2015	DUB	0	(90)	(90)
Sell		2,378	09/2015	JPM	29	0	29
Buy		29,440	09/2015	RYL	0	(7)	(7)
Buy		2,965	04/2016	DUB	0	(39)	(39)
Buy		10,861	04/2016	JPM	0	(141)	(141)
Buy	DKK	18,263	05/2012	DUB	22	0	22
Buy	EUR	1,998	04/2012	BRC	26	0	26
Buy		16,783	04/2012	CBK	213	0	213
Sell		3,651	04/2012	DUB	0	(65)	(65)

Sell		431	04/2012	UAG	0	(6)	(6)
Buy		247	06/2012	BRC	5	0	5
Sell		1,167	06/2012	BRC	0	(11)	(11)
Sell		266	06/2012	BSN	0	(6)	(6)
Buy		132	06/2012	CBK	0	0	0
Buy		689	06/2012	JPM	6	0	6
Buy		97	06/2012	RBC	2	0	2
Buy	GBP	362	06/2012	BRC	8	0	8
Sell		189	06/2012	BSN	0	(5)	(5)
Sell		573	06/2012	JPM	0	(10)	(10)
Sell		140	06/2012	MSC	0	(5)	(5)
Buy		621	06/2012	RBC	18	0	18
Buy		973	06/2012	UAG	22	0	22
Buy	IDR	17,265,587	07/2012	HUS	0	(41)	(41)
Sell		17,132,740	07/2012	UAG	0	(37)	(37)
Sell	INR	222,799	07/2012	BRC	0	(246)	(246)
Buy		217,153	07/2012	JPM	0	(69)	(69)
Buy	JPY	3,799,328	04/2012	DUB	0	(957)	(957)
Buy		3,890,306	04/2012	RBC	0	(687)	(687)
Sell		935	04/2012	RBC	0	0	0
Buy		3,820,668	04/2012	UAG	0	(733)	(733)
Buy	KRW	5,584,612	07/2012	UAG	0	(49)	(49)
Sell	MXN	93,538	06/2012	HUS	20	0	20
Buy	MYR	308	04/2012	CBK	1	0	1
Sell		13,708	04/2012	DUB	0	(183)	(183)
Buy		13,439	04/2012	UAG	0	(41)	(41)
Sell	PHP	1,621	06/2012	CBK	0	0	0
Buy	SEK	13,899	05/2012	BRC	25	0	25
Buy	SGD	12,300	05/2012	BRC	16	0	16
Buy		385	05/2012	UAG	0	(2)	(2)
Sell	TWD	684	04/2012	BRC	0	(1)	(1)
Buy	ZAR	97	07/2012	DUB	1	0	1

					$681	$(3,706)	$(3,025)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Australia
Mortgage-Backed Securities	$0	$1,995	$0	$1,995
Brazil
Corporate Bonds & Notes	0	13,836	2,385	16,221
Sovereign Issues	0	6,856	0	6,856
Canada
Corporate Bonds & Notes	0	1,108	0	1,108
Sovereign Issues	0	1,840	0	1,840
Cayman Islands
Asset-Backed Securities	0	1,224	4,776	6,000
France
Corporate Bonds & Notes	0	1,046	0	1,046
Germany
Asset-Backed Securities	0	77	0	77
Bank Loan Obligations	0	987	0	987
Corporate Bonds & Notes	0	5,299	0	5,299
Sovereign Issues	0	1,520	0	1,520
Italy
Asset-Backed Securities	0	269	0	269
Sovereign Issues	0	13,314	0	13,314
Jersey, Channel Islands
Asset-Backed Securities	0	0	2,148	2,148
Luxembourg
Corporate Bonds & Notes	0	353	0	353
Mexico
Corporate Bonds & Notes	0	3,274	0	3,274
Sovereign Issues	0	12,854	0	12,854
Netherlands
Corporate Bonds & Notes	0	11,674	0	11,674
Sovereign Issues	0	29,304	0	29,304
Norway
Corporate Bonds & Notes	0	3,194	0	3,194
Qatar
Corporate Bonds & Notes	0	2,184	0	2,184
Sovereign Issues	0	3,376	0	3,376
South Korea
Corporate Bonds & Notes	0	4,063	0	4,063
Sovereign Issues	0	1,300	0	1,300
Switzerland
Corporate Bonds & Notes	0	9,433	0	9,433
United Arab Emirates
Sovereign Issues	0	2,323	0	2,323
United Kingdom
Corporate Bonds & Notes	0	4,450	0	4,450

	0000000000	0000000000	0000000000	0000000000
Sovereign Issues	0	28,273	0	28,273
United States
Asset-Backed Securities	0	16,996	0	16,996
Bank Loan Obligations	0	6,392	0	6,392
Corporate Bonds & Notes	0	103,022	2,536	105,558
Mortgage-Backed Securities	0	66,657	4,586	71,243
Municipal Bonds & Notes	0	19,050	0	19,050
Preferred Securities	81	0	434	515
U.S. Government Agencies	0	7,895	0	7,895
U.S. Treasury Obligations	0	42,079	0	42,079
Virgin Islands (British)
Corporate Bonds & Notes	0	231	0	231
Short-Term Instruments
Certificates of Deposit	0	7,329	0	7,329
Repurchase Agreements	0	891	0	891
U.S. Treasury Bills	0	34,898	0	34,898
Purchased Options
Interest Rate Contracts	0	1,126	0	1,126
	$81	$471,992	$16,865	$488,938
Short Sales, at value	$0	$(56,699)	$0	$(56,699)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,463	0	1,463
Foreign Exchange Contracts	0	681	0	681
Interest Rate Contracts	67	5,512	0	5,579
	$67	$7,656	$0	$7,723

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(7,346)	0	(7,346)
Foreign Exchange Contracts	0	(3,706)	0	(3,706)
Interest Rate Contracts	0	(1,331)	0	(1,331)

	$0	$(12,383)	$0	$(12,383)

Totals	$148	$410,566	$16,865	$427,579

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (8)
Investments, at value
Brazil
Corporate Bonds & Notes	$2,376	$0	$0	$0	$0	$9	$0	$0	$2,385	$9
Cayman Islands
Asset-Backed Securities	0	4,778	0	0	0	(2)	0	0	4,776	(2)
Jersey, Channel Islands
Asset-Backed Securities	2,428	0	(365)	0	(5)	90	0	0	2,148	77
United States
Corporate Bonds & Notes	2,493	0	(36)	(3)	(2)	84	0	0	2,536	85
Mortgage-Backed Securities	4,669	0	(82)	2	5	(8)	0	0	4,586	(12)
Preferred Securities	435	0	0	0	0	(1)	0	0	434	(1)

Totals	$12,401	$4,778	$(483)	$(1)	$(2)	$172	$0	$0	$16,865	$156

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

March 31, 2012 (Unaudited)

		0000000000	0000000000
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 2.6%
Boyd Gaming Corp.
6.000% due 12/17/2015		$500	$506
Community Health Systems, Inc.
2.491% - 2.739% due 07/25/2014		516	510
3.970% - 3.989% due 01/25/2017		311	308
First Data Corp.
2.992% due 09/24/2014		2,816	2,718
Kinetic Concepts, Inc.
7.000% due 05/04/2018		1,496	1,528
Neustar, Inc.
5.000% due 11/08/2018		995	1,000
Newsday LLC
10.500% due 08/01/2013		500	516
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018		998	1,011
Quintiles Transnational Corp.
5.000% due 06/08/2018		1,985	1,992
Sandridge Energy, Inc.
3.500% due 02/01/2013		4,500	4,500
Texas Competitive Electric Holdings Co. LLC
4.743% due 10/10/2017		5,109	2,853
United Rentals, Inc.
8.875% due 09/15/2012		4,500	4,500
Univision Communications, Inc.
2.244% due 09/29/2014		651	643
Vodafone Group PLC
6.875% due 08/17/2015		1,661	1,661

Total Bank Loan Obligations (Cost $25,156)			24,246

CORPORATE BONDS & NOTES 76.5%
BANKING & FINANCE 9.6%
Ally Financial, Inc.
4.500% due 02/11/2014		1,000	1,004
6.250% due 12/01/2017		2,000	2,066
6.750% due 12/01/2014		100	104
7.500% due 09/15/2020		2,000	2,168
8.000% due 03/15/2020		2,000	2,230
8.000% due 11/01/2031		2,525	2,694
8.300% due 02/12/2015		1,750	1,910
American International Group, Inc.
8.175% due 05/15/2068		1,000	1,064
8.625% due 05/22/2068	GBP	1,000	1,592
Bank of America Corp.
6.000% due 09/01/2017		$220	240
Barclays Bank PLC
14.000% due 11/29/2049	GBP	1,500	2,951
Capital One Capital
10.250% due 08/15/2039		$1,500	1,549
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	1,000	1,454
Cequel Communications Holdings LLC
8.625% due 11/15/2017		$2,500	2,697
Columbus International, Inc.
11.500% due 11/20/2014		1,000	1,120
Countrywide Capital
8.050% due 06/15/2027		1,800	1,836
Credit Agricole S.A.
8.375% due 10/29/2049		2,000	1,870
E*Trade Financial Corp.
6.750% due 06/01/2016		300	308
Ford Motor Credit Co. LLC
4.250% due 02/03/2017		1,500	1,517
5.625% due 09/15/2015		2,000	2,132
5.875% due 08/02/2021		3,000	3,240
6.625% due 08/15/2017		2,250	2,496
8.000% due 06/01/2014		1,000	1,101
8.000% due 12/15/2016		4,625	5,373
8.125% due 01/15/2020		1,500	1,818
8.700% due 10/01/2014		500	567
12.000% due 05/15/2015		250	311
HBOS PLC
6.750% due 05/21/2018		1,000	939
ILFC E-Capital Trust
6.250% due 12/21/2065		250	184
Ineos Finance PLC
9.000% due 05/15/2015		1,000	1,066

		0000000000	0000000000

9.250% due 05/15/2015	EUR	475	670
International Lease Finance Corp.
5.875% due 05/01/2013		$300	308
6.250% due 05/15/2019		2,000	1,974
6.625% due 11/15/2013		1,000	1,025
6.750% due 09/01/2016		1,000	1,076
7.125% due 09/01/2018		1,750	1,916
8.625% due 09/15/2015		3,000	3,311
8.750% due 03/15/2017		2,000	2,230
Jaguar Holding Co.
9.500% due 12/01/2019		1,000	1,090
LBG Capital PLC
6.439% due 05/23/2020	EUR	500	523
7.625% due 10/14/2020		200	220
7.867% due 12/17/2019	GBP	500	684
7.875% due 11/01/2020		$2,500	2,275
8.000% due 12/29/2049		500	435
9.125% due 07/15/2020	GBP	500	714
11.040% due 03/19/2020		250	411
Marina District Finance Co., Inc.
9.500% due 10/15/2015		$250	229
9.875% due 08/15/2018		500	451
Masonite International Corp.
8.250% due 04/15/2021		1,750	1,829
MCE Finance Ltd.
10.250% due 05/15/2018		1,000	1,128
QBE Capital Funding Ltd.
7.250% due 05/24/2041		750	708
RBS Capital Trust
6.467% due 12/29/2049	EUR	350	275
Regions Bank
7.500% due 05/15/2018		$1,500	1,714
Regions Financial Corp.
7.375% due 12/10/2037		2,750	2,757
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049		250	205
7.640% due 03/29/2049		2,200	1,518
SLM Corp.
0.860% due 01/27/2014		1,025	979
5.000% due 06/15/2018		450	432
8.000% due 03/25/2020		1,000	1,083
8.450% due 06/15/2018		1,625	1,820
SLM Corp. CPI Linked Bond
4.991% due 01/31/2014		400	414
Societe Generale S.A.
5.922% due 04/29/2049		350	285
Springleaf Finance Corp.
6.900% due 12/15/2017		1,500	1,178
Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	302
10.500% due 02/15/2019		200	277
UBS AG
7.152% due 12/29/2049	EUR	600	765
UBS Preferred Funding Trust
6.243% due 05/29/2049		$660	645
Wind Acquisition Finance S.A.
11.750% due 07/15/2017		3,000	2,970

			90,427

INDUSTRIALS 60.0%
Actuant Corp.
6.875% due 06/15/2017		300	313
Affinion Group, Inc.
7.875% due 12/15/2018		1,500	1,372
Aguila S.A.
7.875% due 01/31/2018		2,000	2,100
Alere, Inc.
8.625% due 10/01/2018		2,500	2,600
Aleris International, Inc.
7.625% due 02/15/2018		4,000	4,205
Alliance Data Systems Corp.
6.375% due 04/01/2020		750	763
Alliant Techsystems, Inc.
6.875% due 09/15/2020		1,000	1,073
Allison Transmission, Inc.
7.125% due 05/15/2019		1,000	1,040
11.000% due 11/01/2015		392	415
AMC Networks, Inc.
7.750% due 07/15/2021		600	672
American Renal Holdings Co., Inc.
8.375% due 05/15/2018		425	454
American Stores Co.
7.100% due 03/20/2028		50	37
8.000% due 06/01/2026		1,375	1,176

		0000000000	0000000000

Ameristar Casinos, Inc.
7.500% due 04/15/2021		3,000	3,161
AMGH Merger Sub, Inc.
9.250% due 11/01/2018		1,500	1,567
Antero Resources Finance Corp.
7.250% due 08/01/2019		500	518
Arch Coal, Inc.
7.000% due 06/15/2019		1,500	1,391
7.250% due 10/01/2020		500	466
7.250% due 06/15/2021		2,000	1,855
ARD Finance S.A.
11.125% due 06/01/2018 (b)		530	505
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	1,000	1,420
7.375% due 10/15/2017		$250	269
9.250% due 10/15/2020	EUR	1,000	1,360
Armored Autogroup, Inc.
9.250% due 11/01/2018		$500	420
Associated Materials LLC
9.125% due 11/01/2017		1,500	1,466
Atwood Oceanics, Inc.
6.500% due 02/01/2020		250	264
Audatex North America, Inc.
6.750% due 06/15/2018		1,000	1,055
Avaya, Inc.
7.000% due 04/01/2019		3,000	3,022
B&G Foods, Inc.
7.625% due 01/15/2018		1,000	1,079
Basic Energy Services, Inc.
7.750% due 02/15/2019		1,000	1,030
Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,500	1,586
BE Aerospace, Inc.
6.875% due 10/01/2020		1,000	1,100
Berry Petroleum Co.
6.750% due 11/01/2020		500	531
Berry Plastics Corp.
5.322% due 02/15/2015		1,625	1,633
9.500% due 05/15/2018		1,500	1,597
9.750% due 01/15/2021		1,500	1,646
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	2,000	2,487
BI-LO LLC
9.250% due 02/15/2019		$1,000	1,065
Biomet, Inc.
10.000% due 10/15/2017		500	541
10.375% due 10/15/2017 (b)		2,865	3,101
11.625% due 10/15/2017		2,500	2,716
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		1,000	970
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		1,000	1,108
Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,127
6.875% due 08/15/2018		250	264
7.000% due 02/15/2020		900	961
7.500% due 03/15/2020		500	533
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		1,500	1,537
Cablevision Systems Corp.
8.000% due 04/15/2020		1,000	1,063
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		1,750	1,361
11.250% due 06/01/2017		1,750	1,916
Calcipar S.A.
6.875% due 05/01/2018		500	510
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,000	1,030
Case New Holland, Inc.
7.875% due 12/01/2017		1,250	1,459
Catalent Pharma Solutions, Inc.
9.500% due 04/15/2015		1,500	1,549
CCO Holdings LLC
6.500% due 04/30/2021		3,000	3,120
6.625% due 01/31/2022		2,000	2,085
7.000% due 01/15/2019		1,000	1,065
7.875% due 04/30/2018		3,000	3,255
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		2,500	2,369
CF Industries, Inc.
7.125% due 05/01/2020		1,000	1,194
Chemtura Corp.
7.875% due 09/01/2018		1,000	1,080
Chesapeake Energy Corp.
6.625% due 08/15/2020		3,500	3,579
7.250% due 12/15/2018		350	375

		0000000000	0000000000

9.500% due 02/15/2015		3,000	3,450
Chesapeake Midstream Partners LP
6.125% due 07/15/2022		1,000	1,013
Chesapeake Oilfield Operating LLC
6.625% due 11/15/2019		1,000	998
Chester Downs & Marina LLC
9.250% due 02/01/2020		250	265
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		1,000	1,025
9.500% due 05/15/2016		1,325	1,464
Cimarex Energy Co.
5.875% due 05/01/2022 (a)		500	511
CityCenter Holdings LLC
7.625% due 01/15/2016		1,000	1,060
10.750% due 01/15/2017 (b)		1,381	1,502
Clear Channel Communications, Inc.
9.000% due 03/01/2021		1,000	905
Clear Channel Worldwide Holdings, Inc.
7.625% due 03/15/2020		2,250	2,216
9.250% due 12/15/2017		5,500	6,052
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		1,500	1,357
Columbus McKinnon Corp.
7.875% due 02/01/2019		250	261
CommScope, Inc.
8.250% due 01/15/2019		3,000	3,210
Community Health Systems, Inc.
8.875% due 07/15/2015		296	307
Concho Resources, Inc.
6.500% due 01/15/2022		1,750	1,855
7.000% due 01/15/2021		750	808
Consol Energy, Inc.
8.000% due 04/01/2017		1,375	1,440
8.250% due 04/01/2020		3,000	3,150
Constellation Brands, Inc.
7.250% due 05/15/2017		1,000	1,138
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	2,000	2,841
7.500% due 09/15/2017		500	709
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		$80	80
Continental Airlines, Inc.
6.920% due 04/02/2013 (i)		88	87
Continental Resources, Inc.
7.125% due 04/01/2021		400	446
7.375% due 10/01/2020		250	279
8.250% due 10/01/2019		50	56
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		2,000	2,065
Crown Americas LLC
7.625% due 05/15/2017		2,050	2,217
Crown Castle International Corp.
7.125% due 11/01/2019		500	549
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	175	249
CSC Holdings LLC
6.750% due 11/15/2021		$1,250	1,308
7.625% due 07/15/2018		2,000	2,240
7.875% due 02/15/2018		3,000	3,367
8.625% due 02/15/2019		1,000	1,155
DaVita, Inc.
6.625% due 11/01/2020		2,000	2,100
Del Monte Corp.
7.625% due 02/15/2019		3,000	3,000
Denbury Resources, Inc.
8.250% due 02/15/2020		2,000	2,245
9.750% due 03/01/2016		50	55
Digicel Group Ltd.
10.500% due 04/15/2018		1,000	1,115
Digicel Ltd.
8.250% due 09/01/2017		3,000	3,202
DineEquity, Inc.
9.500% due 10/30/2018		2,500	2,750
DISH DBS Corp.
6.750% due 06/01/2021		1,000	1,083
7.125% due 02/01/2016		2,000	2,222
7.750% due 05/31/2015		1,000	1,141
7.875% due 09/01/2019		2,000	2,310
DJO Finance LLC
7.750% due 04/15/2018		2,500	2,062
9.750% due 10/15/2017		500	375
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		750	788
Easton-Bell Sports, Inc.
9.750% due 12/01/2016		1,000	1,111

		0000000000	0000000000

El Paso Corp.
7.000% due 06/15/2017		475	531
7.250% due 06/01/2018		500	562
7.750% due 01/15/2032		500	571
7.800% due 08/01/2031		1,150	1,310
8.050% due 10/15/2030		780	903
Eldorado Resorts LLC
8.625% due 06/15/2019		500	478
Emergency Medical Services Corp.
8.125% due 06/01/2019		1,500	1,549
Endo Pharmaceuticals Holdings, Inc.
7.250% due 01/15/2022		1,000	1,075
Energy Transfer Equity LP
7.500% due 10/15/2020		1,400	1,561
Enterprise Products Operating LLC
8.375% due 08/01/2066		4,000	4,364
Entravision Communications Corp.
8.750% due 08/01/2017		1,000	1,064
Exide Technologies
8.625% due 02/01/2018		1,250	1,053
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		2,393	2,540
Fidelity National Information Services, Inc.
5.000% due 03/15/2022		1,000	990
7.625% due 07/15/2017		1,250	1,373
First Data Corp.
8.250% due 01/15/2021		2,500	2,456
9.875% due 09/24/2015		51	52
12.625% due 01/15/2021		500	504
Florida East Coast Railway Corp.
8.125% due 02/01/2017		600	615
FMG Resources Pty. Ltd.
6.000% due 04/01/2017		1,000	993
6.875% due 04/01/2022		1,750	1,711
7.000% due 11/01/2015		1,500	1,537
8.250% due 11/01/2019		4,000	4,220
Ford Motor Co.
9.215% due 09/15/2021		200	245
Forest Oil Corp.
7.250% due 06/15/2019		2,000	1,965
8.500% due 02/15/2014		1,000	1,075
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019		1,250	1,291
5.875% due 01/31/2022		1,250	1,287
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015		775	897
Georgia-Pacific LLC
7.375% due 12/01/2025		4,520	5,523
Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		1,000	1,068
Graphic Packaging International, Inc.
7.875% due 10/01/2018		1,000	1,113
Griffon Corp.
7.125% due 04/01/2018		1,000	1,039
Grifols, Inc.
8.250% due 02/01/2018		1,250	1,359
HCA Holdings, Inc.
7.750% due 05/15/2021		1,000	1,039
HCA, Inc.
6.500% due 02/15/2020		2,000	2,105
7.190% due 11/15/2015		180	192
7.250% due 09/15/2020		2,975	3,254
7.500% due 02/15/2022		3,500	3,736
8.000% due 10/01/2018		3,000	3,277
8.500% due 04/15/2019		800	893
9.875% due 02/15/2017		829	908
Headwaters, Inc.
7.625% due 04/01/2019		1,000	978
Health Management Associates, Inc.
7.375% due 01/15/2020		2,500	2,562
HeidelbergCement Finance BV
8.500% due 10/31/2019	EUR	1,000	1,510
Hertz Corp.
6.750% due 04/15/2019		$3,000	3,120
7.375% due 01/15/2021		1,500	1,605
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		3,000	3,120
9.000% due 11/15/2020		3,000	2,805
Host Hotels & Resorts LP
5.250% due 03/15/2022		1,750	1,750
6.000% due 10/01/2021		2,000	2,140
9.000% due 05/15/2017		1,000	1,111
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		500	525
7.625% due 06/15/2021		1,000	1,078

		0000000000	0000000000

Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018		1,000	1,065
Huntsman International LLC
8.625% due 03/15/2021		5,000	5,637
IASIS Healthcare LLC
8.375% due 05/15/2019		2,000	1,955
Immucor, Inc.
11.125% due 08/15/2019		1,000	1,116
Ineos Group Holdings Ltd.
7.875% due 02/15/2016	EUR	3,000	3,561
8.500% due 02/15/2016		$500	475
Inergy LP
6.875% due 08/01/2021		293	283
7.000% due 10/01/2018		1,000	980
Insight Communications Co., Inc.
9.375% due 07/15/2018		1,788	2,052
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		1,500	1,584
7.250% due 10/15/2020		1,750	1,844
7.500% due 04/01/2021		3,500	3,697
8.500% due 11/01/2019		750	825
9.500% due 06/15/2016		2,000	2,095
Intelsat Luxembourg S.A.
11.250% due 02/04/2017		500	521
11.500% due 02/04/2017 (b)		3,345	3,478
Interactive Data Corp.
10.250% due 08/01/2018		1,500	1,702
Intergen NV
9.000% due 06/30/2017		2,895	3,061
Interline Brands, Inc.
7.000% due 11/15/2018		275	292
inVentiv Health, Inc.
10.000% due 08/15/2018		500	453
Jaguar Land Rover PLC
7.750% due 05/15/2018		400	412
8.125% due 05/15/2021		2,000	2,060
Jarden Corp.
7.500% due 05/01/2017		1,500	1,657
JMC Steel Group
8.250% due 03/15/2018		1,000	1,045
Kabel BW GmbH
5.126% due 03/15/2018	EUR	250	333
7.500% due 03/15/2019		$500	543
7.500% due 03/15/2019	EUR	750	1,070
Kabel BW Musketeer GmbH
9.500% due 03/15/2021		1,500	2,176
Kinove German Bondco GmbH
9.625% due 06/15/2018		$1,500	1,567
Lamar Media Corp.
5.875% due 02/01/2022		500	511
Laredo Petroleum, Inc.
9.500% due 02/15/2019		1,500	1,676
Lawson Software, Inc.
9.375% due 04/01/2019 (a)		250	259
Levi Strauss & Co.
7.625% due 05/15/2020		3,000	3,187
Limited Brands, Inc.
5.625% due 02/15/2022		750	760
Live Nation Entertainment, Inc.
8.125% due 05/15/2018		1,025	1,097
Lyondell Chemical Co.
8.000% due 11/01/2017		207	233
11.000% due 05/01/2018		2,997	3,327
LyondellBasell Industries NV
5.000% due 04/15/2019 (a)		1,750	1,754
5.750% due 04/15/2024 (a)		500	500
Manitowoc Co., Inc.
8.500% due 11/01/2020		2,000	2,210
McClatchy Co.
11.500% due 02/15/2017		750	801
Meritor, Inc.
8.125% due 09/15/2015		1,500	1,590
10.625% due 03/15/2018		500	540
MGM Resorts International
6.625% due 07/15/2015		1,750	1,807
6.875% due 04/01/2016		450	457
7.500% due 06/01/2016		2,500	2,587
7.625% due 01/15/2017		2,000	2,075
7.750% due 03/15/2022		1,000	1,020
8.625% due 02/01/2019		1,000	1,078
9.000% due 03/15/2020		1,500	1,676
10.375% due 05/15/2014		1,500	1,708
11.125% due 11/15/2017		3,500	3,977
13.000% due 11/15/2013		1,000	1,164
Michael Foods, Inc.
9.750% due 07/15/2018		2,000	2,207

		0000000000	0000000000

Michaels Stores, Inc.
7.750% due 11/01/2018		1,500	1,605
Momentive Performance Materials, Inc.
9.000% due 01/15/2021		500	440
Mueller Water Products, Inc.
8.750% due 09/01/2020		550	619
Multiplan, Inc.
9.875% due 09/01/2018		1,000	1,085
Mylan, Inc.
7.625% due 07/15/2017		700	774
7.875% due 07/15/2020		2,500	2,800
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	300	372
8.875% due 12/01/2018		$500	478
NBTY, Inc.
9.000% due 10/01/2018		1,500	1,659
New Albertson’s, Inc.
7.450% due 08/01/2029		1,250	963
Newfield Exploration Co.
6.625% due 09/01/2014		100	101
6.875% due 02/01/2020		1,050	1,105
7.125% due 05/15/2018		1,075	1,137
NFR Energy LLC
9.750% due 02/15/2017		1,500	1,297
Nielsen Finance LLC
7.750% due 10/15/2018		2,500	2,769
11.500% due 05/01/2016		650	752
Novelis, Inc.
8.375% due 12/15/2017		3,500	3,815
8.750% due 12/15/2020		4,500	4,950
NXP BV
9.750% due 08/01/2018		1,050	1,192
Oasis Petroleum, Inc.
6.500% due 11/01/2021		1,000	1,010
OGX Austria GmbH
8.500% due 06/01/2018		3,000	3,132
Oshkosh Corp.
8.250% due 03/01/2017		175	191
8.500% due 03/01/2020		175	191
OSI Restaurant Partners LLC
10.000% due 06/15/2015		1,000	1,040
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		950	1,021
9.625% due 07/15/2017	EUR	713	1,031
Packaging Dynamics Corp.
8.750% due 02/01/2016		$500	528
Peabody Energy Corp.
6.000% due 11/15/2018		1,250	1,231
6.250% due 11/15/2021		2,500	2,462
6.500% due 09/15/2020		500	503
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		1,500	1,654
PetroBakken Energy Ltd.
8.625% due 02/01/2020		1,250	1,306
Petrohawk Energy Corp.
7.250% due 08/15/2018		3,500	4,021
PHH Corp.
9.250% due 03/01/2016		500	511
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		2,000	2,005
Pinnacle Entertainment, Inc.
7.750% due 04/01/2022		1,000	1,050
8.625% due 08/01/2017		750	821
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		2,000	2,180
9.250% due 04/01/2015		1,000	1,033
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		500	500
Plains Exploration & Production Co.
6.750% due 02/01/2022		1,000	1,050
7.625% due 04/01/2020		1,750	1,916
Polymer Group, Inc.
7.750% due 02/01/2019		1,000	1,058
Polypore International, Inc.
7.500% due 11/15/2017		1,000	1,060
Post Holdings, Inc.
7.375% due 02/15/2022		500	525
Precision Drilling Corp.
6.500% due 12/15/2021		1,000	1,050
Prestige Brands, Inc.
8.125% due 02/01/2020		500	544
Production Resource Group, Inc.
8.875% due 05/01/2019		450	384
PVH Corp.
7.375% due 05/15/2020		1,750	1,938

		0000000000	0000000000

Quebecor Media, Inc.
7.750% due 03/15/2016		1,700	1,753
Quicksilver Resources, Inc.
9.125% due 08/15/2019		1,500	1,470
QVC, Inc.
7.375% due 10/15/2020		1,000	1,105
7.500% due 10/01/2019		1,500	1,654
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		950	767
Rain CII Carbon LLC
8.000% due 12/01/2018		750	789
Range Resources Corp.
5.000% due 08/15/2022		1,000	989
5.750% due 06/01/2021		500	528
6.750% due 08/01/2020		750	818
7.500% due 10/01/2017		275	291
RBS Global, Inc.
8.500% due 05/01/2018		6,000	6,465
Refresco Group BV
7.375% due 05/15/2018	EUR	400	492
Regency Energy Partners LP
6.875% due 12/01/2018		$1,125	1,195
Rexel S.A.
6.125% due 12/15/2019		1,000	1,016
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		1,000	1,040
7.125% due 04/15/2019		1,250	1,309
7.875% due 08/15/2019		1,000	1,080
8.250% due 02/15/2021		2,000	1,890
9.000% due 04/15/2019		1,500	1,485
9.250% due 05/15/2018		1,175	1,178
9.875% due 08/15/2019		5,000	5,119
Rhodia S.A.
6.875% due 09/15/2020		1,000	1,105
Roadhouse Financing, Inc.
10.750% due 10/15/2017		1,000	980
Roofing Supply Group LLC
8.625% due 12/01/2017		675	719
RSC Equipment Rental, Inc.
8.250% due 02/01/2021		1,000	1,070
Sable International Finance Ltd.
8.750% due 02/01/2020		500	533
Sally Holdings LLC
6.875% due 11/15/2019		550	589
SandRidge Energy, Inc.
7.500% due 03/15/2021		2,000	1,980
8.000% due 06/01/2018		1,000	1,025
8.750% due 01/15/2020		500	520
9.875% due 05/15/2016		150	164
Sappi Papier Holding GmbH
6.625% due 04/15/2021		600	564
Schaeffler Finance BV
7.750% due 02/15/2017		1,000	1,063
7.750% due 02/15/2017	EUR	750	1,035
8.500% due 02/15/2019		$500	536
8.750% due 02/15/2019	EUR	500	709
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		$500	529
7.250% due 01/15/2018		150	162
Sealed Air Corp.
8.125% due 09/15/2019		2,000	2,217
8.375% due 09/15/2021		1,500	1,693
Sensata Technologies BV
6.500% due 05/15/2019		1,500	1,577
ServiceMaster Co.
8.000% due 02/15/2020		500	535
Simmons Foods, Inc.
10.500% due 11/01/2017		500	484
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		125	126
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	498
Snoqualmie Entertainment Authority
4.532% due 02/01/2014		1,000	945
Sonat, Inc.
7.000% due 02/01/2018		500	534
Sophia LP
9.750% due 01/15/2019		1,250	1,341
Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		500	566
Spectrum Brands, Inc.
9.500% due 06/15/2018		2,500	2,831
SPX Corp.
6.875% due 09/01/2017		750	825
Steel Dynamics, Inc.
7.625% due 03/15/2020		1,500	1,631

		0000000000	0000000000

STHI Holding Corp.
8.000% due 03/15/2018		2,000	2,130
Styrolution Group GmbH
7.625% due 05/15/2016	EUR	750	880
Suburban Propane Partners LP
7.375% due 03/15/2020		$275	294
SunGard Data Systems, Inc.
7.375% due 11/15/2018		2,000	2,135
7.625% due 11/15/2020		3,000	3,217
10.625% due 05/15/2015		2,000	2,106
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	500	714
Sunrise Communications International S.A.
7.000% due 12/31/2017		475	678
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$1,000	1,108
Taminco Global Chemical Corp.
9.750% due 03/31/2020		1,000	1,045
Targa Resources Partners LP
6.375% due 08/01/2022		500	510
7.875% due 10/15/2018		1,000	1,075
Telenet Finance Luxembourg S.C.A.
6.375% due 11/15/2020	EUR	1,200	1,632
Tenet Healthcare Corp.
6.250% due 11/01/2018		$2,000	2,070
8.000% due 08/01/2020		2,000	2,070
8.875% due 07/01/2019		2,000	2,250
Tenneco, Inc.
7.750% due 08/15/2018		500	543
Thermon Industries, Inc.
9.500% due 05/01/2017		307	339
Tomkins LLC
9.000% due 10/01/2018		4,000	4,450
TransDigm, Inc.
7.750% due 12/15/2018		2,500	2,719
Travelport LLC
9.000% due 03/01/2016		1,000	609
TreeHouse Foods, Inc.
7.750% due 03/01/2018		750	815
Trinidad Drilling Ltd.
7.875% due 01/15/2019		500	534
U.S. Foodservice
8.500% due 06/30/2019		2,000	2,035
UAL Pass-Through Trust
9.750% due 07/15/2018		835	956
United Rentals North America, Inc.
8.375% due 09/15/2020		1,500	1,560
Universal Health Services, Inc.
7.000% due 10/01/2018		750	806
Univision Communications, Inc.
6.875% due 05/15/2019		2,000	2,037
7.875% due 11/01/2020		1,750	1,846
8.500% due 05/15/2021		2,500	2,487
UPC Holding BV
8.375% due 08/15/2020	EUR	2,500	3,463
UPCB Finance Ltd.
6.375% due 07/01/2020		1,000	1,330
6.875% due 01/15/2022		$1,000	1,038
7.250% due 11/15/2021		2,500	2,656
7.625% due 01/15/2020	EUR	2,400	3,393
UR Financing Escrow Corp.
5.750% due 07/15/2018		$500	513
7.375% due 05/15/2020		1,000	1,025
7.625% due 04/15/2022		2,250	2,317
USG Corp.
8.375% due 10/15/2018		825	850
Valeant Pharmaceuticals International
6.750% due 08/15/2021		1,000	978
6.875% due 12/01/2018		3,000	3,037
7.000% due 10/01/2020		2,500	2,500
7.250% due 07/15/2022		1,250	1,244
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		2,800	2,870
Vertellus Specialties, Inc.
9.375% due 10/01/2015		1,000	765
Videotron Ltee
9.125% due 04/15/2018		500	555
VWR Funding, Inc.
10.250% due 07/15/2015		2,250	2,340
Warner Chilcott Co. LLC
7.750% due 09/15/2018		5,000	5,237
Welltec A/S
8.000% due 02/01/2019		1,000	965
Windstream Corp.
7.000% due 03/15/2019		2,000	2,050
7.750% due 10/15/2020		1,000	1,075

		0000000000	0000000000

7.750% due 10/01/2021		500	538
7.875% due 11/01/2017		1,000	1,108
8.125% due 09/01/2018		1,000	1,075
WMG Acquisition Corp.
9.500% due 06/15/2016		1,500	1,642
Wynn Las Vegas LLC
5.375% due 03/15/2022		2,500	2,444
7.750% due 08/15/2020		1,500	1,656
Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	500	677
Ziggo Bond Co. BV
8.000% due 05/15/2018		2,000	2,887
Ziggo Finance BV
6.125% due 11/15/2017		725	1,023

			564,376

UTILITIES 6.9%
AES Corp.
7.375% due 07/01/2021		$3,000	3,330
8.000% due 10/15/2017		500	566
8.000% due 06/01/2020		1,500	1,729
9.750% due 04/15/2016		1,000	1,175
AES Ironwood LLC
8.857% due 11/30/2025		1,648	1,854
AES Red Oak LLC
8.540% due 11/30/2019		1,003	1,068
Calpine Corp.
7.500% due 02/15/2021		2,500	2,681
7.875% due 07/31/2020		1,750	1,912
7.875% due 01/15/2023		1,000	1,085
Covanta Holding Corp.
7.250% due 12/01/2020		500	540
Energy Future Holdings Corp.
10.000% due 01/15/2020		3,000	3,270
Energy Future Intermediate Holding Co. LLC
10.000% due 12/01/2020		2,000	2,190
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		1,500	1,451
Frontier Communications Corp.
7.125% due 03/15/2019		1,125	1,133
7.875% due 04/15/2015		1,000	1,080
8.250% due 04/15/2017		275	297
8.500% due 04/15/2020		500	529
9.000% due 08/15/2031		1,025	999
GenOn Energy, Inc.
7.875% due 06/15/2017		375	329
MarkWest Energy Partners LP
6.750% due 11/01/2020		450	488
MetroPCS Wireless, Inc.
6.625% due 11/15/2020		2,000	1,993
Midwest Generation LLC
8.560% due 01/02/2016		1,736	1,654
NGPL PipeCo LLC
6.514% due 12/15/2012		1,000	965
7.119% due 12/15/2017		750	684
Northwestern Bell Telephone
7.750% due 05/01/2030		1,208	1,218
NRG Energy, Inc.
7.625% due 01/15/2018		5,000	5,037
7.875% due 05/15/2021		1,000	965
8.250% due 09/01/2020		2,250	2,227
NSG Holdings LLC
7.750% due 12/15/2025		1,581	1,597
Sprint Capital Corp.
6.900% due 05/01/2019		7,500	6,525
8.750% due 03/15/2032		2,250	1,941
Sprint Nextel Corp.
6.000% due 12/01/2016		2,000	1,795
8.375% due 08/15/2017		1,000	970
9.000% due 11/15/2018		2,000	2,200
Telesat LLC
11.000% due 11/01/2015		1,140	1,223
12.500% due 11/01/2017		400	449
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,718	1,806
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		450	494
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		1,250	1,239
VimpelCom Holdings BV
7.504% due 03/01/2022		750	731

	0000000000	0000000000

Virgin Media Finance PLC
9.500% due 08/15/2016	828	938

		64,357

Total Corporate Bonds & Notes (Cost $688,043)		719,160

MUNICIPAL BONDS & NOTES 0.0%
PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	400	31

Total Municipal Bonds & Notes (Cost $42)		31

MORTGAGE-BACKED SECURITIES 1.2%
American Home Mortgage Assets LLC
0.432% due 05/25/2046	116	65
Bear Stearns Alt-A Trust
2.401% due 01/25/2035	11	9
4.992% due 11/25/2036	1,163	705
Citigroup Mortgage Loan Trust, Inc.
2.605% due 07/25/2046 ^	42	26
2.896% due 03/25/2034	14	13
Countrywide Alternative Loan Trust
0.422% due 05/25/2047	244	145
0.437% due 12/20/2046	313	169
0.452% due 03/20/2046	138	73
0.452% due 07/20/2046	108	45
0.472% due 05/20/2046	204	86
1.159% due 12/25/2035	206	122
5.301% due 10/25/2035 ^	91	61
Countrywide Home Loan Mortgage Pass-Through Trust
0.562% due 03/25/2035	103	56
5.268% due 05/20/2036	676	439
Downey Savings & Loan Association Mortgage Loan Trust
0.492% due 03/19/2045	34	23
First Horizon Alternative Mortgage Securities
2.583% due 09/25/2035	123	83
GSR Mortgage Loan Trust
2.630% due 04/25/2035	15	14
2.885% due 05/25/2035	2,515	1,839
5.750% due 03/25/2036	387	338
Harborview Mortgage Loan Trust
0.422% due 07/19/2046	115	67
1.009% due 12/19/2036	47	26
5.750% due 08/19/2036 ^	83	49
Indymac Index Mortgage Loan Trust
5.074% due 05/25/2036	3,776	2,891
Indymac Mortgage Loan Trust
3.173% due 03/25/2037 ^	2,073	1,443
6.000% due 07/25/2037	998	769
Luminent Mortgage Trust
0.412% due 12/25/2036	58	34
0.422% due 12/25/2036	39	22
MASTR Adjustable Rate Mortgages Trust
0.452% due 04/25/2046	32	18
Residential Accredit Loans, Inc.
3.219% due 03/25/2035	51	36
3.290% due 02/25/2035	63	47
5.500% due 02/25/2036 ^	657	379
Residential Asset Securitization Trust
0.642% due 01/25/2046 ^	449	189
Structured Asset Mortgage Investments, Inc.
0.462% due 09/25/2047	1,000	413
0.552% due 09/25/2045	108	71
Suntrust Alternative Loan Trust
0.592% due 04/25/2036	151	47
WaMu Mortgage Pass-Through Certificates
0.919% due 04/25/2047	59	42
0.979% due 12/25/2046	54	32
2.371% due 12/25/2036	671	470
2.520% due 09/25/2036	42	30
5.276% due 02/25/2037	51	37
5.686% due 10/25/2036	390	304
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.129% due 05/25/2046	46	25

Total Mortgage-Backed Securities (Cost $11,033)		11,752

ASSET-BACKED SECURITIES 0.1%
Argent Securities, Inc.
1.292% due 12/25/2033	269	203
Credit-Based Asset Servicing and Securitization LLC
0.312% due 01/25/2037	107	21

	0000000000	0000000000

GSAMP Trust
0.392% due 08/25/2036	100	36
Mid-State Trust
7.791% due 03/15/2038	25	24
Morgan Stanley ABS Capital
0.382% due 05/25/2037	100	34
Structured Asset Securities Corp.
0.542% due 06/25/2035	313	211

Total Asset-Backed Securities (Cost $573)		529

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Dex One Corp. (c)	67,167	95

ENERGY 0.0%
SemGroup Corp. ‘A’ (c)	1	0

Total Common Stocks (Cost $2,082)		95

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Ally Financial, Inc.
7.000% due 12/31/2049	1,750	1,458
GMAC Capital Trust
8.125% due 02/15/2040	50,000	1,156

Total Preferred Securities (Cost $2,899)		2,614

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 18.6%
REPURCHASE AGREEMENTS 0.3%
Morgan Stanley & Co., Inc.
0.120% due 04/02/2012	$2,800	2,800
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $2,845. Repurchase proceeds are $2,800.)
State Street Bank and Trust Co.
0.010% due 04/02/2012	405	405
(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $413. Repurchase proceeds are $405.)

		3,205

U.S. TREASURY BILLS 0.1%
0.103% due 05/10/2012 - 02/07/2013 (d)(f)(g)	1,068	1,067

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 18.2%
PIMCO Short-Term Floating NAV Portfolio	17,127,450	171,634

Total Short-Term Instruments (Cost $175,862)		175,906

Total Investments 99.3% (Cost $905,690)		$934,333

Other Assets and Liabilities (Net) 0.7%		6,193

Net Assets 100.0%		$940,526

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Non-income producing security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Affiliated to the Portfolio.

(f)	Securities with an aggregate market value of $789 have been pledged as collateral as of March 31, 2012 for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $278 and cash of $1,256 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation
CDX.HY-16 5-Year Index	5.000%	06/20/2016	$3,153	$(1)	$188
CDX.HY-17 5-Year Index	5.000%	12/20/2016	24,250	(419)	1,461

				$(420)	$1,649

(h)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
AES Corp.	FBF	5.000%	03/20/2014	1.253%	$1,000	$75	$(94)	$169
Ally Financial, Inc.	MYC	6.560%	12/20/2012	2.553%	1,500	47	0	47
Community Health Systems, Inc.	CBK	5.000%	09/20/2014	4.445%	200	3	(18)	21
El Paso Corp.	FBF	5.000%	12/20/2014	1.165%	2,500	262	(75)	337
El Paso Corp.	GST	5.000%	09/20/2014	1.077%	3,000	293	(285)	578
GenOn Energy, Inc.	CBK	5.000%	09/20/2014	7.475%	1,100	(58)	(121)	63
GenOn Energy, Inc.	GST	5.000%	09/20/2014	7.475%	300	(15)	(55)	40
HCA, Inc.	BOA	5.000%	03/20/2014	2.009%	1,000	58	(150)	208
NRG Energy, Inc.	GST	4.200%	09/20/2013	3.366%	100	1	0	1
Qwest Capital Funding, Inc.	CBK	3.350%	12/20/2012	0.472%	600	13	0	13
SLM Corp.	BOA	5.000%	09/20/2014	3.026%	800	39	(112)	151
SLM Corp.	BRC	5.000%	12/20/2013	2.641%	650	27	(72)	99
SLM Corp.	DUB	5.000%	06/20/2012	1.554%	500	5	(65)	70
SLM Corp.	DUB	5.000%	09/20/2014	3.026%	300	14	(34)	48

						$764	$(1,081)	$1,845

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-15 5-Year Index	MYC	5.000%	12/20/2015	10,573	$115	$304	$(189)
CDX.HY-16 5-Year Index	MYC	5.000%	06/20/2016	2,183	4	11	(7)
CDX.HY-17 5-Year Index	BOA	5.000%	12/20/2016	4,850	(69)	(433)	364
CDX.HY-17 5-Year Index	BRC	5.000%	12/20/2016	4,850	(70)	(340)	270
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,061	6	0	6

					$(14)	$(458)	$444

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Restricted securities as of March 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$87	$87	0.01%

(j)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	60	04/2012	JPM	$0	$(2)	$(2)
Sell		60	04/2012	MSC	2	0	2
Buy		60	06/2012	MSC	0	(2)	(2)
Buy	CNY	7,314	06/2012	CBK	9	0	9
Buy		5,573	02/2013	BRC	0	(3)	(3)
Sell	EUR	2,405	04/2012	BRC	0	(125)	(125)
Buy		8,774	04/2012	CBK	130	0	130
Sell		1,777	04/2012	CBK	0	(96)	(96)
Sell		6,609	04/2012	DUB	0	(311)	(311)
Sell		14,556	04/2012	HUS	0	(129)	(129)
Buy		5,782	04/2012	JPM	94	0	94
Sell		1,243	04/2012	RBC	0	(9)	(9)
Buy		466	04/2012	UAG	7	0	7
Sell		6,112	04/2012	UAG	0	(290)	(290)
Sell		8,774	05/2012	CBK	0	(130)	(130)
Sell		5,782	05/2012	JPM	0	(94)	(94)
Buy		122	06/2012	RBC	3	0	3
Buy	GBP	76	04/2012	BSN	2	0	2
Buy		3,962	04/2012	DUB	61	0	61
Sell		4,038	04/2012	GST	0	(131)	(131)
Sell		645	04/2012	MSC	0	(1)	(1)
Sell		3,962	05/2012	DUB	0	(61)	(61)

					$308	$(1,384)	$(1,076)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

	0000000000	0000000000	0000000000	0000000000
Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$0	$24,246	$0	$24,246
Corporate Bonds & Notes
Banking & Finance	0	90,427	0	90,427
Industrials	0	563,253	1,123	564,376
Utilities	0	62,703	1,654	64,357
Municipal Bonds & Notes
Puerto Rico	0	31	0	31
Mortgage-Backed Securities	0	11,752	0	11,752
Asset-Backed Securities	0	529	0	529
Common Stocks
Consumer Discretionary	95	0	0	95
Energy	0	0	0	0
Preferred Securities
Banking & Finance	1,156	1,458	0	2,614
Short-Term Instruments
Repurchase Agreements	0	3,205	0	3,205
U.S. Treasury Bills	0	1,067	0	1,067
PIMCO Short-Term Floating NAV Portfolios	171,634	0	0	171,634
	$172,885	$758,671	$2,777	$934,333

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	4,134	0	4,134
Foreign Exchange Contracts	0	308	0	308
	$0	$4,442	$0	$4,442

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(196)	0	(196)
Foreign Exchange Contracts	0	(1,384)	0	(1,384)

	$0	$(1,580)	$0	$(1,580)

Totals	$172,885	$761,533	$2,777	$937,195

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (8)
Investments, at value
Corporate Bonds & Notes
Industrials	$1,190	$0	$(119)	$0	$1	$51	$0	$0	$1,123	$55
Utilities	2,295	0	(526)	(1)	(8)	(106)	0	0	1,654	(98)

Totals	$3,485	$0	$(645)	$(1)	$(7)	$(55)	$0	$0	$2,777	$(43)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Portfolio

March 31, 2012 (Unaudited)

	0000000000	0000000000
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.8%
BANKING & FINANCE 0.3%
American International Group, Inc.
8.250% due 08/15/2018	$200	$241
U.S. Trade Funding Corp.
4.260% due 11/15/2014	221	230

		471

INDUSTRIALS 0.5%
Vessel Management Services, Inc.
3.432% due 08/15/2036	784	793

Total Corporate Bonds & Notes (Cost $1,205)		1,264

MUNICIPAL BONDS & NOTES 1.0%
CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	300	361

IOWA 0.2%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	300	345

NEW YORK 0.3%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	400	432

OHIO 0.2%
Hamilton County, Ohio Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	230

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	39

WASHINGTON 0.1%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	212

Total Municipal Bonds & Notes (Cost $1,388)		1,619

U.S. GOVERNMENT AGENCIES 25.1%
Fannie Mae
0.000% due 06/01/2017 - 11/15/2030	3,200	1,869
0.302% due 07/25/2037	52	50
0.700% due 08/25/2021	8	8
0.850% due 08/25/2022	4	4
1.142% due 04/25/2032	12	12
2.559% due 01/01/2033	13	14
4.250% due 05/25/2037	62	65
4.375% due 03/15/2013	4,300	4,470
4.500% due 08/25/2018 - 06/25/2019	272	291
5.000% due 04/25/2032 - 08/25/2033	315	365
5.375% due 04/11/2022	1,200	1,201
5.500% due 12/25/2035	110	131
6.000% due 01/25/2036	625	726
6.080% due 09/01/2028	64	83
6.500% due 07/25/2031	376	432
Federal Farm Credit Bank
5.050% due 03/28/2019	400	488
5.150% due 03/25/2020	250	297
5.160% due 03/14/2022	2,400	2,919
Federal Housing Administration
6.896% due 07/01/2020	217	213
Financing Corp.
0.000% due 09/26/2019	1,500	1,266
10.700% due 10/06/2017	650	958
Freddie Mac
0.000% due 03/15/2031	1,200	571
0.642% due 01/15/2033	30	30
0.950% due 02/15/2027	7	7

	0000000000	0000000000
1.250% due 02/15/2021	11	12
1.355% due 10/25/2044	67	67
4.000% due 06/15/2032	342	356
5.400% due 03/17/2021	1,000	1,169
5.500% due 08/15/2030 - 02/15/2034	779	885
5.625% due 11/23/2035	600	670
6.750% due 03/15/2031	200	288
7.000% due 07/15/2023 - 12/01/2031	29	34
8.250% due 06/01/2016	350	432
Ginnie Mae
2.000% due 08/20/2030	8	8
5.500% due 01/20/2036	698	823
6.000% due 08/20/2033	1,663	1,970
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	2,500	1,826
5.500% due 04/26/2024	400	500
Overseas Private Investment Corp.
4.736% due 03/15/2022	312	318
Private Export Funding Corp.
5.000% due 12/15/2016	500	583
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 04/15/2030	13,019	8,373
Resolution Funding Corp. Strips
0.000% due 01/15/2020 - 04/15/2029	4,100	2,531
Small Business Administration
5.240% due 08/01/2023	395	440
5.290% due 12/01/2027	380	426
Tennessee Valley Authority
4.625% due 09/15/2060	400	437
4.875% due 01/15/2048	800	909
5.880% due 04/01/2036	500	647
Tennessee Valley Authority Strips
0.000% due 05/01/2030	800	400

Total U.S. Government Agencies (Cost $36,241)		40,574

U.S. TREASURY OBLIGATIONS 77.7%
U.S. Treasury Bonds
3.500% due 02/15/2039 (d)	12,800	13,254
4.250% due 11/15/2040	10,450	12,264
4.375% due 11/15/2039	28,100	33,654
4.375% due 05/15/2041	7,300	8,745
5.250% due 11/15/2028	300	391
5.250% due 02/15/2029	2,000	2,616
5.375% due 02/15/2031	600	806
6.125% due 11/15/2027	13,700	19,338
6.250% due 08/15/2023	5,770	7,987
6.250% due 05/15/2030	1,300	1,901
8.000% due 11/15/2021	500	759
U.S. Treasury Inflation Protected Securities (a)
2.375% due 01/15/2025	180	229
2.375% due 01/15/2027	337	433
2.500% due 01/15/2029	211	279
3.875% due 04/15/2029	138	213
U.S. Treasury Notes
2.125% due 08/15/2021	1,700	1,698
4.250% due 08/15/2013	3,700	3,900
U.S. Treasury Strips
0.000% due 11/15/2024	250	176
0.000% due 11/15/2027	200	123
0.000% due 08/15/2028	2,950	1,759
0.000% due 11/15/2028	1,000	591
0.000% due 08/15/2029	1,300	747
0.000% due 05/15/2030	371	207
0.000% due 05/15/2031	200	105
0.000% due 05/15/2032	100	50
0.000% due 11/15/2032	3,300	1,630
0.000% due 02/15/2033	1,700	831
0.000% due 05/15/2033	1,400	677
0.000% due 11/15/2033	3,000	1,421
0.000% due 05/15/2034	1,600	743
0.000% due 05/15/2037	900	370
0.000% due 05/15/2039 (d)	7,400	2,871
0.000% due 11/15/2039	3,300	1,254
0.000% due 08/15/2040	1,800	662
0.000% due 02/15/2042	8,400	2,915

Total U.S. Treasury Obligations (Cost $124,862)		125,599

MORTGAGE-BACKED SECURITIES 5.0%
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	907
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035	232	225
2.625% due 04/25/2033	147	141
2.679% due 04/25/2033	30	30

	0000000000	0000000000

2.689% due 10/25/2035	500	488
2.920% due 01/25/2034	24	24
2.926% due 02/25/2034	43	40
Citigroup Mortgage Loan Trust, Inc.
2.530% due 10/25/2035	512	426
Countrywide Alternative Loan Trust
0.452% due 05/25/2035	97	58
5.500% due 10/25/2033	1,587	1,605
Countrywide Home Loan Mortgage Pass-Through Trust
0.562% due 03/25/2035	186	101
0.582% due 06/25/2035	1,253	1,072
Credit Suisse First Boston Mortgage Securities Corp.
2.434% due 07/25/2033	41	38
2.718% due 11/25/2032	9	9
First Horizon Asset Securities, Inc.
2.541% due 12/25/2033	40	37
First Republic Mortgage Loan Trust
0.592% due 11/15/2031	137	129
GMAC Mortgage Corp. Loan Trust
3.059% due 06/25/2034	52	47
GS Mortgage Securities Corp.
1.103% due 03/06/2020	135	134
Harborview Mortgage Loan Trust
0.372% due 04/19/2038	97	64
0.462% due 05/19/2035	77	49
2.959% due 07/19/2035	80	66
Impac CMB Trust
4.843% due 09/25/2034	352	340
JPMorgan Mortgage Trust
2.853% due 07/25/2035	404	393
MASTR Asset Securitization Trust
5.500% due 09/25/2033	130	135
Residential Accredit Loans, Inc.
0.642% due 01/25/2033	10	10
0.642% due 03/25/2033	32	29
6.000% due 06/25/2036	144	95
Residential Funding Mortgage Securities
6.500% due 03/25/2032	17	18
Sequoia Mortgage Trust
0.592% due 07/20/2033	189	177
Structured Adjustable Rate Mortgage Loan Trust
0.462% due 05/25/2037	205	118
Structured Asset Mortgage Investments, Inc.
0.902% due 09/19/2032	169	154
1.082% due 10/19/2033	51	40
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	38	36
5.572% due 10/15/2048	300	334
WaMu Mortgage Pass-Through Certificates
0.472% due 04/25/2045	66	53
1.159% due 08/25/2046	452	299
1.559% due 08/25/2042	5	4
2.724% due 10/25/2046	120	92
Washington Mutual MSC Mortgage Pass-Through Certificates
1.954% due 02/25/2031	1	1
2.150% due 02/25/2033	2	2
2.448% due 02/25/2033	3	2
2.495% due 05/25/2033	7	6

Total Mortgage-Backed Securities (Cost $8,573)		8,028

ASSET-BACKED SECURITIES 0.8%
Bear Stearns Asset-Backed Securities Trust
1.242% due 11/25/2042	91	77
L.A. Arena Funding LLC
7.656% due 12/15/2026	64	70
Renaissance Home Equity Loan Trust
0.682% due 08/25/2033	8	7
0.742% due 12/25/2033	40	32
SLM Student Loan Trust
0.670% due 04/25/2017	15	15
2.060% due 04/25/2023	1,031	1,060
Specialty Underwriting & Residential Finance
0.922% due 01/25/2034	12	9
Structured Asset Securities Corp.
0.822% due 01/25/2033	15	12

Total Asset-Backed Securities (Cost $1,283)		1,282

SHORT-TERM INSTRUMENTS 37.4%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 04/02/2012	563	563
(Dated 03/30/2012. Collateralized by Fannie Mae 1.750% due 02/22/2013 valued at $579. Repurchase proceeds are $563.)

	0000000000	0000000000
	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (b) 37.1%
PIMCO Short-Term Floating NAV Portfolio	5,976,911	59,895

Total Short-Term Instruments (Cost $60,458)		60,458

PURCHASED OPTIONS (e) 0.0%
(Cost $5)		0

Total Investments 147.8% (Cost $234,015)		$238,824
Written Options (f) (0.2%) (Premiums $370)		(334)
Other Assets and Liabilities (Net) (47.6%)		(76,866)

Net Assets 100.0%		$161,624

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	Affiliated to the Portfolio.

(c)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $35,785 at a weighted average interest rate of 0.100%. On March 31, 2012, there were no open reverse repurchase agreements.

(d)	Securities with an aggregate market value of $297 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2012	18	$14
90-Day Eurodollar December Futures	Long	12/2013	99	61
U.S. Treasury 30-Year Bond June Futures	Long	06/2012	59	3

				$78

(e)	Purchased options outstanding on March 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$2,000	$5	$0

(f)	Written options outstanding on March 31, 2012:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	12	$6	$(2)
Put - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	12	3	(1)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	3	1	0
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	54	18	(15)

				$28	$(18)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$2,000	$11	$(1)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	2,000	14	(13)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	2,000	48	(47)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	7,900	55	(52)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	7,900	179	(184)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	1,400	13	(15)

							$320	$(312)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	National Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	04/07/2020	$2,400	$22	$(4)

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

	0000000000	0000000000	0000000000	0000000000
Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$471	$0	$471
Industrials	0	793	0	793
Municipal Bonds & Notes
Connecticut	0	361	0	361
Iowa	0	345	0	345
New York	0	432	0	432
Ohio	0	230	0	230
Puerto Rico	0	39	0	39
Washington	0	212	0	212
U.S. Government Agencies	0	40,361	213	40,574
U.S. Treasury Obligations	0	125,599	0	125,599
Mortgage-Backed Securities	0	8,028	0	8,028
Asset-Backed Securities	0	1,282	0	1,282
Short-Term Instruments

Repurchase Agreements	0	563	0	563
PIMCO Short-Term Floating NAV Portfolios	59,895	0	0	59,895
Purchased Options
Interest Rate Contracts	0	0	0	0
	$59,895	$178,716	$213	$238,824

Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	78	0	0	78
	$78	$0	$0	$78

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	0	(330)	(4)	(334)
	$0	$(330)	$(4)	$(334)

Totals	$59,973	$178,386	$209	$238,568

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 12/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain /(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Corporate Bonds & Notes
Industrials	$808	$0	$(16)	$0	$0	$1	$0	$(793)	$0	$0
U.S. Government Agencies	221	0	(6)	0	0	(2)	0	0	213	(2)
	$1,029	$0	$(22)	$0	$0	$(1)	$0	$(793)	$213	$(2)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(10)	$0	$0	$0	$0	$6	$0	$0	$(4)	$6
Totals	$1,019	$0	$(22)	$0	$0	$5	$0	$(793)	$209	$4

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

March 31, 2012 (Unaudited)

		0000000000	0000000000
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Charter Communications, Inc.
3.720% due 09/06/2016		$595	$595
HCA, Inc.
2.491% due 11/17/2013		2,200	2,193

Total Bank Loan Obligations (Cost $2,769)			2,788

CORPORATE BONDS & NOTES 24.3%
BANKING & FINANCE 15.1%
Ally Financial, Inc.
3.710% due 02/11/2014		1,000	990
3.874% due 06/20/2014		1,200	1,176
4.500% due 02/11/2014		1,200	1,204
6.000% due 05/23/2012		500	503
ANZ National International Ltd.
6.200% due 07/19/2013		1,000	1,051
Australia & New Zealand Banking Group Ltd.
1.373% due 05/08/2013		4,200	4,211
Banco Bradesco S.A.
2.598% due 05/16/2014		7,100	7,213
Banco do Brasil S.A.
4.500% due 01/22/2015		800	843
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,600	1,672
Banco Santander Chile
1.811% due 04/20/2012		2,300	2,300
2.875% due 11/13/2012		4,500	4,514
3.750% due 09/22/2015		2,900	2,973
Bank of America Corp.
6.000% due 09/01/2017		1,250	1,363
7.375% due 05/15/2014		1,500	1,629
Bank of Montreal
1.300% due 10/31/2014		6,300	6,359
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		2,200	2,333
Banque PSA Finance S.A.
2.368% due 04/04/2014		2,500	2,415
BNP Paribas S.A.
0.983% due 04/08/2013		5,200	5,158
BPCE S.A.
2.375% due 10/04/2013		400	394
BRFkredit A/S
0.817% due 04/15/2013		4,200	4,202
Citigroup, Inc.
1.353% due 02/15/2013		2,500	2,489
2.027% due 01/13/2014		2,600	2,586
5.500% due 04/11/2013		7,100	7,370
5.625% due 08/27/2012		3,800	3,864
Credit Agricole S.A.
2.011% due 01/21/2014		5,200	5,085
DanFin Funding Ltd.
1.267% due 07/16/2013		9,700	9,798
Dexia Credit Local
0.880% due 03/05/2013		9,100	8,722
Dexia Credit Local S.A.
1.033% due 04/29/2014		4,200	3,917
Eksportfinans ASA
5.500% due 06/26/2017		1,200	1,169
Export-Import Bank of Korea
2.274% due 03/21/2015		8,400	8,393
FIH Erhvervsbank A/S
0.844% due 06/13/2013		15,700	15,707
First Horizon National Corp.
5.375% due 12/15/2015		1,400	1,489
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		300	324
7.000% due 10/01/2013		50	53
7.000% due 04/15/2015		1,100	1,204
7.800% due 06/01/2012		300	303
8.000% due 06/01/2014		100	110
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	400	534
Golden West Financial Corp.
4.750% due 10/01/2012		$600	612
Goldman Sachs Group, Inc.
1.408% due 02/04/2013	EUR	300	398
1.492% due 01/30/2017		7,900	9,396

		0000000000	0000000000

5.250% due 07/27/2021		$6,100	6,047
6.125% due 02/14/2017	GBP	200	340
HSBC USA, Inc.
2.375% due 02/13/2015		$800	806
Industrial Bank of Korea
3.750% due 09/29/2016		2,200	2,252
ING Bank NV
1.524% due 03/15/2013		6,000	6,004
1.875% due 06/09/2014		1,500	1,485
3.900% due 03/19/2014		1,100	1,158
International Lease Finance Corp.
5.650% due 06/01/2014		5,000	5,112
6.500% due 09/01/2014		11,200	11,886
6.625% due 11/15/2013		1,805	1,850
Intesa Sanpaolo SpA
2.892% due 02/24/2014		2,300	2,245
JPMorgan Chase & Co.
3.150% due 07/05/2016		3,000	3,095
Kreditanstalt fuer Wiederaufbau
3.875% due 01/21/2019	EUR	2,700	4,060
4.375% due 07/04/2018		2,300	3,540
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 ^		$1,100	330
Lloyds TSB Bank PLC
2.911% due 01/24/2014		3,400	3,388
Merrill Lynch & Co., Inc.
1.234% due 09/15/2026		900	646
5.571% due 10/04/2012		7,800	7,866
6.500% due 07/15/2018		100	109
6.875% due 11/15/2018		100	111
MetLife Institutional Funding
1.368% due 04/04/2014		9,000	9,037
National Australia Bank Ltd.
1.301% due 04/11/2014		9,000	8,973
Nationwide Building Society
2.500% due 08/17/2012		1,200	1,208
PNC Preferred Funding Trust
2.124% due 03/29/2049		1,100	841
Prudential Covered Trust
2.997% due 09/30/2015		3,300	3,340
Qatari Diar Finance QSC
3.500% due 07/21/2015		4,300	4,472
5.000% due 07/21/2020		5,000	5,381
Rabobank Group
4.200% due 05/13/2014		2,000	2,099
Regions Financial Corp.
6.375% due 05/15/2012		15,515	15,709
Royal Bank of Scotland Group PLC
1.352% due 10/14/2016		200	162
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		600	619
SLM Corp.
1.206% due 06/17/2013	EUR	1,100	1,423
UBS AG
1.553% due 01/28/2014		$1,000	997
Wachovia Corp.
0.937% due 10/15/2016		3,400	3,164
4.660% due 05/25/2012	AUD	5,200	5,382
Waha Aerospace BV
3.925% due 07/28/2020		$4,760	4,942
Westpac Banking Corp.
2.250% due 11/19/2012		6,900	6,975

			273,080

INDUSTRIALS 6.5%
Anheuser-Busch InBev Worldwide, Inc.
1.107% due 01/27/2014		6,400	6,436
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		5,015	5,304
Caterpillar, Inc.
0.663% due 05/21/2013		6,000	6,019
Chesapeake Energy Corp.
7.625% due 07/15/2013		1,000	1,060
9.500% due 02/15/2015		300	345
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		6,100	6,542
COX Communications, Inc.
4.625% due 06/01/2013		1,675	1,750
7.125% due 10/01/2012		8,000	8,260
Daimler Finance North America LLC
1.674% due 09/13/2013		1,600	1,607
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		8,869	9,336
Dow Chemical Co.
6.000% due 10/01/2012		2,272	2,329

		0000000000	0000000000

EOG Resources, Inc.
1.287% due 02/03/2014		6,600	6,653
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,768
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		200	214
General Mills, Inc.
5.250% due 08/15/2013		3,500	3,715
Hewlett-Packard Co.
0.772% due 05/24/2013		3,800	3,793
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		5,000	5,204
Kraft Foods, Inc.
1.457% due 07/10/2013		9,400	9,464
2.625% due 05/08/2013		8,100	8,257
6.250% due 06/01/2012		1,096	1,106
MeadWestvaco Corp.
6.850% due 04/01/2012		1,600	1,600
Noble Group Ltd.
6.750% due 01/29/2020		5,000	4,975
Pearson Dollar Finance PLC
5.500% due 05/06/2013		7,000	7,332
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	173
Reynolds American, Inc.
7.250% due 06/01/2012		$2,300	2,321
Time Warner Cable, Inc.
6.200% due 07/01/2013		3,000	3,201
Time Warner, Inc.
3.150% due 07/15/2015		2,200	2,332
Volkswagen International Finance NV
0.918% due 10/01/2012		5,500	5,506
WM Wrigley Jr. Co.
3.050% due 06/28/2013		500	507

			117,109

UTILITIES 2.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		4,800	5,161
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		700	832
Dominion Resources, Inc.
5.000% due 03/15/2013		3,000	3,120
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013		2,500	2,671
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		5,850	6,655
10.500% due 03/25/2014		2,000	2,277
NextEra Energy Capital Holdings, Inc.
5.350% due 06/15/2013		4,000	4,209
NGPL PipeCo LLC
6.514% due 12/15/2012		4,000	3,861
NRG Energy, Inc.
8.250% due 09/01/2020		1,900	1,881
Qtel International Finance Ltd.
3.375% due 10/14/2016		2,300	2,343
Qwest Corp.
3.724% due 06/15/2013		8,800	8,946
Shell International Finance BV
3.100% due 06/28/2015		5,500	5,892
TNK-BP Finance S.A.
7.500% due 07/18/2016		400	453

			48,301

Total Corporate Bonds & Notes (Cost $436,630)			438,490

MUNICIPAL BONDS & NOTES 0.2%
NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.474% due 06/15/2013		3,300	3,303

Total Municipal Bonds & Notes (Cost $3,300)			3,303

U.S. GOVERNMENT AGENCIES 55.9%
Fannie Mae
0.302% due 12/25/2036 - 07/25/2037		1,160	1,125
0.552% due 04/25/2037		827	825
0.592% due 07/25/2037 - 03/25/2044		4,563	4,551
0.642% due 05/25/2031 - 11/25/2032		586	587
0.750% due 12/25/2022		123	123
0.982% due 03/25/2040		6,840	6,905
1.050% due 04/25/2023		135	137

	0000000000	0000000000

1.100% due 02/25/2023	7	7
1.125% due 04/27/2017	3,800	3,779
1.150% due 05/25/2022 - 06/17/2027	75	76
1.250% due 01/30/2017	7,000	7,022
1.382% due 07/01/2042 - 06/01/2043	556	560
1.432% due 09/01/2041	353	360
1.582% due 09/01/2040	3	3
2.111% due 11/01/2035	91	94
2.275% due 09/01/2035	533	566
2.496% due 07/01/2035	149	159
3.000% due 04/01/2027 - 05/01/2027	35,000	36,214
3.500% due 05/01/2042	13,000	13,317
4.000% due 03/01/2023 - 05/01/2042	355,941	373,501
4.500% due 04/01/2013 - 05/01/2042	168,081	179,109
4.517% due 12/01/2036	40	42
4.668% due 09/01/2034	30	32
5.000% due 02/13/2017 - 05/01/2042	144,451	156,173
5.250% due 09/15/2016	100	118
5.375% due 06/12/2017	1,400	1,687
5.500% due 07/01/2028 - 04/01/2042	46,959	51,224
6.000% due 03/01/2017 - 01/01/2039	39,750	43,935
6.265% due 12/25/2042	13	15
6.500% due 04/01/2036 - 11/01/2036	512	578
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	4,385	4,577
Federal Housing Administration
7.430% due 10/01/2020	6	6
Freddie Mac
0.282% due 12/25/2036	1,599	1,591
0.392% due 07/15/2019 - 08/15/2019	2,460	2,455
0.502% due 08/25/2031	217	211
0.542% due 05/15/2036	618	617
0.592% due 12/15/2030	48	48
0.642% due 06/15/2018	56	56
1.000% due 03/08/2017	16,600	16,381
1.369% due 02/25/2045	437	417
2.499% due 07/01/2035	308	329
4.500% due 05/01/2039 - 05/01/2042	86,000	91,227
5.000% due 05/01/2024 - 12/01/2041	2,824	3,063
5.500% due 08/23/2017 - 07/01/2038	2,814	3,091
6.000% due 09/01/2016 - 05/01/2042	1,035	1,139
6.500% due 07/25/2043	91	104
Small Business Administration
5.600% due 09/01/2028	706	805

Total U.S. Government Agencies (Cost $1,007,143)		1,008,941

U.S. TREASURY OBLIGATIONS 16.1%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (e)(g)(h)	73,525	77,724
0.625% due 07/15/2021	6,034	6,529
U.S. Treasury Notes
0.875% due 12/31/2016	11,700	11,639
0.875% due 01/31/2017	114,800	114,101
0.875% due 02/28/2017 (f)	81,000	80,424
1.375% due 11/30/2018	800	792

Total U.S. Treasury Obligations (Cost $291,273)		291,209

MORTGAGE-BACKED SECURITIES 5.0%
Adjustable Rate Mortgage Trust
2.876% due 09/25/2035	1,431	1,159
American Home Mortgage Investment Trust
2.241% due 02/25/2045	253	207
2.597% due 10/25/2034	571	529
Banc of America Funding Corp.
0.522% due 07/25/2037	1,920	1,264
5.741% due 01/20/2047	881	545
Banc of America Large Loan, Inc.
1.992% due 11/15/2015	756	708
Banc of America Mortgage Securities, Inc.
2.748% due 07/25/2034	1,651	1,481
2.825% due 08/25/2034	4,864	4,372
2.879% due 05/25/2033	803	731
6.500% due 10/25/2031	16	17
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	3,333	3,081
2.625% due 04/25/2033	8	8
2.731% due 08/25/2035	593	380
2.814% due 01/25/2035	367	326
2.836% due 07/25/2034	558	446
2.888% due 02/25/2033	2	2
2.920% due 01/25/2034	40	40
3.078% due 03/25/2035	3,391	3,356
5.579% due 04/25/2033	14	14

		0000000000	0000000000

Bear Stearns Alt-A Trust
0.402% due 02/25/2034		715	584
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		400	432
5.471% due 01/12/2045		1,200	1,365
Bear Stearns Structured Products, Inc.
2.749% due 01/26/2036		1,415	835
2.845% due 12/26/2046		767	437
Citigroup Mortgage Loan Trust, Inc.
2.660% due 05/25/2035		325	302
2.682% due 08/25/2035		1,424	758
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		3,600	4,047
Countrywide Alternative Loan Trust
0.422% due 05/25/2047		792	472
6.000% due 10/25/2033		25	25
Countrywide Home Loan Mortgage Pass-Through Trust
2.610% due 02/20/2036		714	457
2.746% due 11/25/2034		1,074	893
2.776% due 02/20/2035		1,825	1,512
Credit Suisse First Boston Mortgage Securities Corp.
0.929% due 03/25/2032		2	2
4.871% due 06/25/2032		0	0
Credit Suisse Mortgage Capital Certificates
5.448% due 01/15/2049		1,386	1,409
5.663% due 03/15/2039		400	440
CW Capital Cobalt Ltd.
5.334% due 04/15/2047		953	961
Deutsche Mortgage Securities, Inc.
5.248% due 06/26/2035		1,500	1,462
First Horizon Alternative Mortgage Securities
2.551% due 09/25/2034		2,120	1,972
First Horizon Asset Securities, Inc.
2.731% due 08/25/2035		608	500
GMAC Mortgage Corp. Loan Trust
2.927% due 11/19/2035		352	283
Gracechurch Mortgage Financing PLC
0.573% due 11/20/2056		8,860	8,855
Granite Master Issuer PLC
0.342% due 12/20/2054		900	864
0.382% due 12/20/2054		5,794	5,561
0.866% due 12/20/2054	GBP	939	1,439
Granite Mortgages PLC
1.416% due 09/20/2044		1,065	1,646
1.470% due 01/20/2044		147	228
1.584% due 01/20/2044	EUR	170	220
Greenpoint Mortgage Funding Trust
0.322% due 10/25/2046		$66	63
0.322% due 01/25/2047 ^		54	52
Greenpoint Mortgage Pass-Through Certificates
3.103% due 10/25/2033		2,027	1,784
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		200	217
5.444% due 03/10/2039		1,900	2,098
GS Mortgage Securities Corp.
1.103% due 03/06/2020		1,623	1,612
GSR Mortgage Loan Trust
2.659% due 09/25/2035		1,515	1,477
6.000% due 03/25/2032		0	0
Harborview Mortgage Loan Trust
0.462% due 05/19/2035		172	110
2.799% due 07/19/2035		943	686
Holmes Master Issuer PLC
2.581% due 10/15/2054	EUR	1,200	1,605
Impac CMB Trust
1.242% due 07/25/2033		$268	247
Indymac Index Mortgage Loan Trust
2.574% due 12/25/2034		463	356
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		600	668
5.882% due 02/15/2051		1,300	1,463
JPMorgan Mortgage Trust
5.015% due 02/25/2035		301	304
5.750% due 01/25/2036		70	66
MASTR Asset Securitization Trust
5.500% due 09/25/2033		24	25
Mellon Residential Funding Corp.
0.722% due 06/15/2030		214	205
Merrill Lynch Mortgage Investors, Inc.
0.452% due 02/25/2036		536	390
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,918
MLCC Mortgage Investors, Inc.
0.492% due 11/25/2035		427	342
1.244% due 10/25/2035		245	212
1.965% due 01/25/2029		32	31

		0000000000	0000000000

2.420% due 10/25/2035		1,009	906
Morgan Stanley Capital
0.302% due 10/15/2020		109	109
5.809% due 12/12/2049		300	345
Morgan Stanley Re-REMIC Trust
5.787% due 08/12/2045		700	793
Opera Finance PLC
1.317% due 04/25/2017	GBP	583	867
Prime Mortgage Trust
0.642% due 02/25/2019		$2	2
0.642% due 02/25/2034		21	19
Residential Funding Mortgage Securities
3.110% due 09/25/2035		1,426	1,003
Salomon Brothers Mortgage Securities, Inc.
4.000% due 12/25/2018		56	59
Structured Adjustable Rate Mortgage Loan Trust
1.582% due 01/25/2035		386	253
2.697% due 08/25/2035		421	336
2.703% due 08/25/2034		759	702
2.722% due 02/25/2034		545	521
Structured Asset Mortgage Investments, Inc.
0.522% due 02/25/2036		242	135
0.902% due 09/19/2032		8	7
Structured Asset Securities Corp.
2.317% due 07/25/2032		0	0
2.772% due 10/25/2035		416	329
UBS Commercial Mortgage Trust
1.142% due 07/15/2024		1,249	1,200
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		1,716	1,626
0.332% due 09/15/2021		4,567	4,395
WaMu Mortgage Pass-Through Certificates
0.512% due 12/25/2045		208	171
0.889% due 01/25/2047		491	317
1.359% due 11/25/2042		85	74
1.378% due 05/25/2041		43	40
1.559% due 06/25/2042		50	41
1.559% due 08/25/2042		216	176
2.474% due 02/27/2034		36	36
Wells Fargo Mortgage-Backed Securities Trust
2.631% due 03/25/2036		737	640
2.639% due 12/25/2034		668	668
2.648% due 01/25/2035		905	857
4.863% due 09/25/2035		423	414

Total Mortgage-Backed Securities (Cost $93,954)			90,599

ASSET-BACKED SECURITIES 2.3%
ACE Securities Corp.
0.302% due 10/25/2036		135	37
AMMC CDO
0.709% due 08/08/2017		3,388	3,286
Amortizing Residential Collateral Trust
0.822% due 07/25/2032		13	10
Asset-Backed Securities Corp. Home Equity
0.517% due 09/25/2034		286	254
1.892% due 03/15/2032		181	131
Atrium CDO Corp.
0.987% due 06/27/2015		3,166	3,127
Babson CLO Ltd.
0.823% due 11/15/2016		2,078	2,045
0.844% due 06/15/2016		320	318
Bear Stearns Asset-Backed Securities Trust
1.242% due 10/25/2037		3,171	2,051
Countrywide Asset-Backed Certificates
0.502% due 05/25/2036		1,703	1,592
0.722% due 12/25/2031		39	21
Credit Suisse First Boston Mortgage Securities Corp.
0.862% due 01/25/2032		9	7
Dryden Leveraged Loan CDO
0.743% due 05/22/2017		2,847	2,753
Educational Services of America, Inc.
1.684% due 09/25/2040		4,400	4,374
Equity One ABS, Inc.
0.802% due 11/25/2032		10	8
GE-WMC Mortgage Securities LLC
0.282% due 08/25/2036		18	5
Gulf Stream Compass CLO Ltd.
0.821% due 01/24/2020		1,975	1,913
HSBC Home Equity Loan Trust
0.532% due 01/20/2034		1,455	1,335
Landmark CDO Ltd.
1.037% due 01/15/2016		177	177
Long Beach Mortgage Loan Trust
0.802% due 10/25/2034		34	27

		0000000000	0000000000

Morgan Stanley Investment Management Croton Ltd.
0.827% due 01/15/2018		1,749	1,691
Panhandle-Plains Higher Education Authority, Inc.
1.598% due 10/01/2035		2,478	2,476
SLM Student Loan Trust
1.418% due 10/25/2023	EUR	5,500	6,561
1.892% due 12/15/2017		$2,294	2,300
3.500% due 08/17/2043		3,382	3,325
South Carolina Student Loan Corp.
1.238% due 03/02/2020		2,000	1,978
Structured Asset Investment Loan Trust
0.602% due 10/25/2035		773	554

Total Asset-Backed Securities (Cost $44,206)			42,356

SOVEREIGN ISSUES 3.4%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	127	70
10.000% due 01/01/2017		5,367	2,865
Canada Government Bond
2.000% due 06/01/2016	CAD	9,000	9,202
2.750% due 09/01/2016		800	844
3.250% due 06/01/2021		3,900	4,277
3.750% due 06/01/2019		400	451
Canada Housing Trust
3.750% due 03/15/2020		5,900	6,493
3.800% due 06/15/2021		200	221
Hydro Quebec
2.000% due 06/30/2016		$12,800	13,178
Korea Development Bank
3.250% due 03/09/2016		5,300	5,390
8.000% due 01/23/2014		1,700	1,878
Province of British Columbia Canada
3.250% due 12/18/2021	CAD	100	103
Province of Ontario Canada
3.150% due 06/02/2022		8,100	8,143
4.000% due 06/02/2021		1,200	1,298
4.200% due 06/02/2020		100	110
Province of Quebec Canada
4.250% due 12/01/2021		2,100	2,305
4.500% due 12/01/2017		600	671
4.500% due 12/01/2018		200	224
Republic of Korea
4.875% due 09/22/2014		$600	644
5.125% due 12/07/2016		500	561
5.750% due 04/16/2014		500	540
Societe Financement de l’Economie Francaise
0.767% due 07/16/2012		1,000	1,002
2.125% due 05/20/2012	EUR	700	935

Total Sovereign Issues (Cost $60,415)			61,405

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Wells Fargo & Co.
7.500% due 12/31/2049		7,463	8,334

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		4,000	1

Total Convertible Preferred Securities (Cost $6,010)			8,335

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
DG Funding Trust
2.829% due 12/31/2049		420	3,144
Farm Credit Bank
10.000% due 12/31/2049		1,900	2,255

Total Preferred Securities (Cost $6,419)			5,399

		0000000000	0000000000

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 16.2%
CERTIFICATES OF DEPOSIT 1.7%
Banco Bradesco S.A.
1.955% due 01/24/2013		$1,200	1,209
Banco do Brasil S.A.
0.000% due 05/15/2012		7,900	7,888
Bank of Nova Scotia
0.865% due 10/18/2012		4,600	4,607
Intesa Sanpaolo SpA
2.375% due 12/21/2012		7,200	7,085
Itau Unibanco Holding S.A.
0.000% due 05/09/2012		6,000	5,990
0.000% due 05/10/2012		3,300	3,294

			30,073

REPURCHASE AGREEMENTS 1.6%
State Street Bank and Trust Co.
0.010% due 04/02/2012		2,158	2,158
(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $2,203. Repurchase proceeds are $2,158.)
UBS Securities LLC
0.100% due 04/02/2012		27,200	27,200
(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $27,477. Repurchase proceeds are $27,200.)

			29,358

MEXICO TREASURY BILLS 6.4%
4.489% due 04/26/2012 - 06/28/2012 (a)	MXN	1,499,688	116,486

U.S. TREASURY BILLS 0.1%
0.173% due 09/13/2012 - 03/07/2013 (a)(d)(e)		$1,310	1,308

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (c) 6.4%
PIMCO Short-Term Floating NAV Portfolio		11,510,269	115,344

Total Short-Term Instruments (Cost $291,805)			292,569

Total Investments 124.4% (Cost $2,243,924)			$2,245,394
Written Options (j) (0.0%) (Premiums $2,580)			(202)
Other Assets and Liabilities (Net) (24.4%)			(440,157)

Net Assets 100.0%			$1,805,035

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $30 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2012.

(e)	Securities with an aggregate market value of $922 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $33,630 at a weighted average interest rate of 0.050%. On March 31, 2012, securities valued at $12,213 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $908 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2014	19	$61
U.S. Treasury 5-Year Note June Futures	Long	06/2012	409	(319)
U.S. Treasury 10-Year Note June Futures	Long	06/2012	531	(857)

				$(1,115)

(h)	Centrally cleared swap agreements outstanding on March 31, 2012:
Securities with an aggregate market value of $781 and cash of $5 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$1,746	$30	$(22)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	100	3	0
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017	50,500	(231)	22

				$(198)	$0

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$8,300	$(20)	$(19)

(i)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount(4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	2.003%	$1,000	$19	$28	$(9)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	1.221%		$1,100	$(9)	$(14)	$5
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.924%		5,100	16	(39)	55
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.924%		1,000	3	(16)	19
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.032%		27,000	(25)	(52)	27
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.924%		1,000	3	(10)	13
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.000%		1,300	1	(6)	7
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.924%		400	1	(4)	5
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.924%		500	1	(5)	6
Credit Agricole S.A.	DUB	3.000%	06/20/2016	4.534%	EUR	4,500	(338)	150	(488)
Credit Agricole S.A.	FBF	3.000%	06/20/2016	4.534%		3,400	(256)	106	(362)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	0.966%		$2,600	4	1	3

Export-Import Bank of China	DUB	1.000%	12/20/2016	1.500%		2,300	(51)	(186)	135
Export-Import Bank of Korea	DUB	1.000%	12/20/2016	1.195%		1,000	(9)	(64)	55
France Government Bond	CBK	0.250%	12/20/2015	1.378%		500	(20)	(13)	(7)
France Government Bond	CBK	0.250%	09/20/2016	1.526%		2,100	(114)	(121)	7
France Government Bond	DUB	0.250%	09/20/2016	1.526%		400	(21)	(25)	4
France Government Bond	HUS	0.250%	09/20/2016	1.526%		5,100	(276)	(195)	(81)
France Government Bond	JPM	0.250%	09/20/2016	1.526%		3,300	(179)	(209)	30
France Government Bond	MYC	0.250%	09/20/2016	1.526%		8,400	(455)	(294)	(161)
France Government Bond	UAG	0.250%	09/20/2016	1.526%		2,800	(152)	(176)	24
General Electric Capital Corp.	BPS	1.250%	03/20/2013	0.491%		700	5	0	5
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.779%		2,200	125	0	125
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.779%		1,600	100	0	100
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.779%		2,400	146	0	146
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.779%		1,900	138	0	138
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.212%		100	(1)	(6)	5
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.828%		1,000	4	(29)	33
General Electric Capital Corp.	MYC	1.000%	06/20/2016	1.243%		200	(2)	(1)	(1)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.737%		1,400	14	24	(10)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.781%		5,900	53	82	(29)
Japan Government International Bond	BRC	1.000%	06/20/2015	0.629%		2,400	29	37	(8)
Japan Government International Bond	BRC	1.000%	12/20/2015	0.737%		1,400	14	25	(11)
Japan Government International Bond	BRC	1.000%	03/20/2016	0.781%		4,400	39	59	(20)
Japan Government International Bond	DUB	1.000%	09/20/2015	0.688%		9,000	100	149	(49)
Japan Government International Bond	GST	1.000%	03/20/2015	0.593%		3,700	46	36	10
Japan Government International Bond	JPM	1.000%	03/20/2016	0.781%		1,200	11	10	1
Japan Government International Bond	MYC	1.000%	12/20/2015	0.737%		1,500	15	26	(11)
Japan Government International Bond	UAG	1.000%	12/20/2015	0.737%		1,400	14	22	(8)
MetLife, Inc.	CBK	1.000%	12/20/2014	1.565%		200	(3)	(3)	0
MetLife, Inc.	FBF	1.000%	12/20/2014	1.565%		300	(4)	(4)	0
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.872%		5,100	25	(39)	64
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.954%		3,400	8	(19)	27
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.987%		7,900	7	19	(12)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.549%		1,900	4	(17)	21
Republic of Germany	CBK	0.250%	09/20/2016	0.602%		13,300	(204)	(287)	83
Republic of Germany	MYC	0.250%	09/20/2016	0.602%		16,400	(252)	(473)	221
Rio Tinto Finance USA Ltd.	DUB	1.000%	12/20/2012	0.254%		5,000	29	17	12
SLM Corp.	BOA	5.000%	03/20/2016	3.738%		9,000	421	16	405
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.244%	EUR	6,500	3	(124)	127
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.269%		$1,400	31	9	22
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.430%		1,200	28	16	12
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.430%		900	20	17	3
United Kingdom Gilt	GST	1.000%	03/20/2015	0.269%		300	6	1	5
United Kingdom Gilt	GST	1.000%	03/20/2016	0.430%		2,300	52	38	14
United Kingdom Gilt	GST	1.000%	09/20/2016	0.514%		4,400	96	76	20
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.269%		1,600	35	8	27
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.466%		200	4	3	1
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.514%		22,100	481	205	276
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.466%		2,000	44	34	10

							$(195)	$(1,245)	$1,050

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$1,900	$157	$190	$(33)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014	1,000	82	99	(17)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	12,200	1,146	1,439	(293)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	400	38	50	(12)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	6,100	573	678	(105)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	500	46	56	(10)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	8,300	779	966	(187)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	1,800	184	235	(51)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	800	82	105	(23)
CDX.HY-8 5-Year Index 35-100%	CBK	0.360%	06/20/2012	4,723	0	0	0
CDX.HY-8 5-Year Index 35-100%	CBK	0.401%	06/20/2012	1,039	0	0	0
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,198	44	0	44
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	193	4	0	4
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	386	8	0	8

					$3,143	$3,818	$(675)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS	BRL	800	$3	$(1)	$4
Pay	1-Year BRL-CDI	10.455%	01/02/2013	MYC		3,200	14	(2)	16
Pay	1-Year BRL-CDI	10.605%	01/02/2013	UAG		3,200	17	0	17
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		400	8	0	8
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		1,000	19	(1)	20
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		7,100	150	1	149
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		3,400	72	1	71
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		6,700	138	20	118
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RYL		2,400	41	3	38
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		2,600	44	3	41
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		2,200	48	3	45
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		8,000	153	0	153
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		1,100	26	3	23
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,300	57	8	49
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HUS		8,600	232	9	223
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		8,900	218	28	190
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		23,500	608	23	585
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		10,900	58	30	28
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		1,600	11	7	4
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		2,900	20	(9)	29
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		6,500	50	(12)	62
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		1,600	15	(1)	16
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		77,100	787	(47)	834
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		1,700	18	0	18
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		12,400	232	6	226
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		2,300	55	0	55
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BRC		2,500	71	12	59
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS		1,100	34	0	34
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		2,500	80	(1)	81
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG		1,200	40	3	37
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MYC		600	23	3	20
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS		600	23	4	19
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BPS		11,800	401	0	401
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		600	24	4	20

							$3,790	$97	$3,693

(j)	Written options outstanding on March 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$15,400	$130	$(2)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,800	12	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	3,000	14	(5)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	20,800	58	(37)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	62,000	537	(6)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	26,500	254	0
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,500	49	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	15,300	168	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	23,500	244	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	8,300	90	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	9,300	88	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	18,200	178	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	29,600	239	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	11,800	292	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	4,200	24	(24)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	4,200	15	(15)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	6,000	56	(64)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,900	98	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	7,000	34	(48)

							$2,580	$(202)

(k)	Short sales outstanding on March 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	03/01/2042	$54,000	$56,869	$(56,490)
Freddie Mac	5.000%	05/01/2042	2,000	2,152	(2,151)

				$59,021	$(58,641)

(l)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	65	04/2012	BSN	$0	$(1)	$(1)
Sell		7,852	04/2012	CBK	248	0	248
Sell	BRL	11,604	04/2012	JPM	317	0	317
Buy		11,604	04/2012	MSC	0	(370)	(370)
Sell		11,604	06/2012	MSC	366	0	366
Sell	CAD	34,740	06/2012	BRC	300	0	300
Buy	CNY	58,210	06/2012	BRC	85	0	85
Sell		6,957	06/2012	BRC	0	(7)	(7)
Buy		5,726	06/2012	CBK	7	0	7
Sell		23,898	06/2012	CBK	16	0	16
Buy		4,466	06/2012	DUB	0	0	0
Sell		2,518	06/2012	DUB	1	0	1
Sell		32,136	06/2012	FBF	13	(1)	12
Buy		26,827	06/2012	HUS	48	0	48
Sell		14,506	06/2012	HUS	4	(1)	3
Buy		44,703	06/2012	JPM	81	(3)	78
Sell		14,010	06/2012	JPM	2	(20)	(18)
Buy		7,647	06/2012	MSC	11	0	11
Sell		1,259	06/2012	MSC	1	0	1
Sell		52,295	06/2012	UAG	25	(5)	20
Sell		1,264	02/2013	BRC	1	0	1
Buy		5,050	02/2013	CBK	0	(2)	(2)
Sell		1,259	02/2013	FBF	1	0	1
Buy		1,893	02/2013	GST	0	(1)	(1)
Sell		4,421	02/2013	UAG	2	0	2
Buy	EUR	1,300	04/2012	BRC	8	0	8
Sell		6,486	04/2012	BRC	0	(337)	(337)
Buy		20,915	04/2012	CBK	310	0	310
Sell		4,791	04/2012	CBK	0	(259)	(259)
Buy		1,659	04/2012	DUB	0	(5)	(5)
Sell		16,101	04/2012	DUB	0	(781)	(781)
Buy		800	04/2012	HUS	2	0	2
Sell		34,700	04/2012	HUS	0	(307)	(307)
Buy		13,785	04/2012	JPM	223	0	223
Sell		11,723	04/2012	UAG	0	(707)	(707)
Sell		20,915	05/2012	CBK	0	(309)	(309)
Sell		13,785	05/2012	JPM	0	(223)	(223)
Buy		3,400	06/2012	BSN	81	0	81
Buy		900	06/2012	CBK	0	0	0
Buy		3,705	06/2012	DUB	49	0	49
Buy		2,800	06/2012	JPM	36	0	36
Sell		329	06/2012	JPM	0	(2)	(2)
Buy		2,764	06/2012	MSC	28	0	28
Buy		4,000	06/2012	UAG	58	0	58
Buy	GBP	417	04/2012	BRC	14	0	14
Buy		1,582	04/2012	CBK	24	0	24
Buy		9,612	04/2012	DUB	149	0	149
Sell		1,582	04/2012	DUB	0	(12)	(12)
Sell		10,029	04/2012	GST	0	(325)	(325)
Buy		500	04/2012	JPM	5	0	5
Buy		600	05/2012	CBK	0	0	0
Buy		2,482	05/2012	DUB	19	0	19
Sell		9,612	05/2012	DUB	0	(149)	(149)
Buy		1,317	05/2012	JPM	15	0	15
Sell	IDR	2,175,000	07/2012	BRC	0	(2)	(2)
Sell		312,796	07/2012	GST	0	0	0
Buy		22,631,700	07/2012	HUS	0	(54)	(54)
Sell		19,190,000	07/2012	HUS	0	(19)	(19)
Sell		953,905	07/2012	UAG	0	(3)	(3)
Sell	MXN	787,688	04/2012	BRC	0	(2,029)	(2,029)
Sell		205,200	06/2012	BRC	148	0	148
Sell		54,900	06/2012	CBK	37	0	37
Buy		11,024	06/2012	HUS	0	(2)	(2)
Sell		370,000	06/2012	HUS	334	0	334
Buy		241	06/2012	JPM	0	0	0
Buy		1,707	06/2012	UAG	0	0	0
Sell		81,900	06/2012	UAG	78	0	78
Sell	MYR	6,950	04/2012	CBK	0	(22)	(22)
Buy		6,950	04/2012	UAG	0	(22)	(22)
Sell	SGD	3,025	05/2012	DUB	19	0	19

					$3,166	$(5,980)	$(2,814)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

	0000000000	0000000000	0000000000	0000000000
Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$0	$2,788	$0	$2,788
Corporate Bonds & Notes
Banking & Finance	0	264,687	8,393	273,080
Industrials	0	117,109	0	117,109
Utilities	0	48,301	0	48,301
Municipal Bonds & Notes
New Jersey	0	3,303	0	3,303
U.S. Government Agencies	0	1,008,935	6	1,008,941
U.S. Treasury Obligations	0	291,209	0	291,209
Mortgage-Backed Securities	0	90,599	0	90,599
Asset-Backed Securities	0	41,903	453	42,356
Sovereign Issues	0	61,405	0	61,405
Convertible Preferred Securities
Banking & Finance	8,334	0	0	8,334
Industrials	0	0	1	1
Preferred Securities
Banking & Finance	0	2,255	3,144	5,399
Short-Term Instruments
Certificates of Deposit	0	30,073	0	30,073
Repurchase Agreements	0	29,358	0	29,358
Mexico Treasury Bills	0	116,486	0	116,486
U.S. Treasury Bills	0	1,308	0	1,308
PIMCO Short-Term Floating NAV Portfolios	115,344	0	0	115,344
	$123,678	$2,109,719	$11,997	$2,245,394
Short Sales, at value	$0	$(58,641)	$0	$(58,641)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,386	0	2,386
Foreign Exchange Contracts	0	3,166	0	3,166
Interest Rate Contracts	61	3,693	0	3,754
	$61	$9,245	$0	$9,306

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(2,020)	0	(2,020)
Foreign Exchange Contracts	0	(5,980)	0	(5,980)
Interest Rate Contracts	(1,176)	(221)	0	(1,397)
	$(1,176)	$(8,221)	$0	$(9,397)

Totals	$122,563	$2,052,102	$11,997	$2,186,662

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (8)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$8,400	$0	$0	$0	$(7)	$0	$0	$8,393	$(7)
U.S. Government Agencies	6	0	0	0	0	0	0	0	6	0
Asset-Backed Securities	0	454	0	0	0	(1)	0	0	453	(1)
Preferred Securities
Banking & Finance	3,155	0	0	0	0	(11)	0	0	3,144	(11)
Convertible Preferred Securities
Industrials	2	0	0	0	0	(1)	0	0	1	(1)

Totals	$3,163	$8,854	$0	$0	$0	$(20)	$0	$0	$11,997	$(20)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Portfolio

March 31, 2012 (Unaudited)

	0000000000	0000000000
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 91.6%
GOVERNMENT AGENCY DEBT 12.4%
Ally Financial, Inc.
1.750% due 10/30/2012 (b)	$1,600	$1,614
Bank of New York Mellon Corp.
0.631% due 06/29/2012 (b)	1,900	1,901
Citigroup Funding, Inc.
1.875% due 11/15/2012 (b)	400	404
Fannie Mae
3.625% due 02/12/2013	2,800	2,881
Federal Home Loan Bank
0.180% due 12/28/2012	8,800	8,799
1.625% due 11/21/2012	1,150	1,160
Freddie Mac
0.142% due 01/09/2013	3,400	3,396
0.515% due 11/26/2012	1,590	1,593
JPMorgan Chase & Co.
0.704% due 06/15/2012 (b)	700	701
Morgan Stanley
0.824% due 06/20/2012 (b)	3,800	3,804
Wells Fargo & Co.
0.694% due 06/15/2012 (b)	3,100	3,102

		29,355

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 29.1%
BNP Paribas Securities Corp.
0.200% due 04/02/2012	23,700	23,700
(Dated 03/30/2012. Collateralized by Fannie Mae 4.000% due 01/01/2042 valued at $24,494. Repurchase proceeds are $23,700.)
Goldman Sachs Group, Inc. (The)
0.170% due 04/02/2012	23,700	23,700
(Dated 03/30/2012. Collateralized by Fannie Mae 6.000% due 06/01/2040 valued at $24,531. Repurchase proceeds are $23,700.)
JPMorgan Securities, Inc.
0.150% due 04/02/2012	21,600	21,600
(Dated 03/30/2012. Collateralized by Fannie Mae 0.880% due 01/20/2015 valued at $22,043. Repurchase proceeds are $21,600.)
State Street Bank and Trust Co.
0.010% due 04/02/2012	105	105

(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $111. Repurchase proceeds are $105.)
		69,105

OTHER NOTES 0.8%
Merrill Lynch & Co., Inc.
0.710% due 06/05/2012	2,000	1,995

TREASURY DEBT 4.8%
U.S. Treasury Bills
0.186% due 03/07/2013 (a)	11,290	11,271

TREASURY REPURCHASE AGREEMENTS 44.5%
Banc of America Securities LLC
0.140% due 04/02/2012	8,000	8,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 2.125% due 08/15/2021 valued at $8,143. Repurchase proceeds are $8,000.)
Bank of Nova Scotia
0.100% due 04/02/2012	23,700	23,700
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.875% due 02/28/2014 valued at $24,203. Repurchase proceeds are $23,700.)
Citigroup Global Markets, Inc.
0.130% due 04/02/2012	11,000	11,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 2.250% due 01/31/2015 valued at $11,226. Repurchase proceeds are $11,000.)
Credit Suisse Securities (USA) LLC
0.100% due 04/02/2012	8,700	8,700
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.500% due 08/31/2018 valued at $8,869. Repurchase proceeds are $8,700.)
Deutsche Bank Securities, Inc.
0.050% due 04/02/2012	5,000	5,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 3.875% due 08/15/2040 valued at $5,020. Repurchase proceeds are $5,000.)
HSBC Bank USA N.A.
0.120% due 04/02/2012	10,000	10,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.250% due 10/31/2013 valued at $10,200. Repurchase proceeds are $10,000.)
Morgan Stanley & Co., Inc.
0.120% due 04/02/2012	400	400
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $406. Repurchase proceeds are $400)
0.130% due 04/02/2012	7,000	7,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.875% due 09/30/2017 valued at $7,068. Repurchase proceeds are $7,000)
RBC Capital Markets LLC
0.100% due 04/02/2012	10,000	10,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2016 valued at $10,188. Repurchase proceeds are $10,000.)

	0000000000	0000000000

RBS Securities, Inc.
0.130% due 04/02/2012	11,000	11,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 2.625% due 11/15/2020 valued at $11,172. Repurchase proceeds are $11,000.)
TD Securities (USA) LLC
0.130% due 04/02/2012	11,000	11,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.625% due 07/31/2012 valued at $11,242. Repurchase proceeds are $11,000.)

		105,800

Total Short-Term Instruments (Cost $217,526)		217,526

Total Investments 91.6% (Cost $217,526)		$217,526
Other Assets and Liabilities (Net) 8.4%		20,030

Net Assets 100.0%		$237,556

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

(b)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

	0000000000	0000000000	0000000000	0000000000
Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$29,355	$0	$29,355
Government Agency Repurchase Agreements	0	69,105	0	69,105
Other Notes	0	1,995	0	1,995
Treasury Debt	0	11,271	0	11,271
Treasury Repurchase Agreements	0	105,800	0	105,800
	$0	$217,526	$0	$217,526

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

March 31, 2012 (Unaudited)

		0000000000	0000000000
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.4%
Delos Aircraft, Inc.
7.000% due 03/17/2016		$5,900	$5,936
NRG Energy, Inc.
4.000% due 07/01/2018		6,948	6,946
Vodafone Group PLC
6.875% due 08/17/2015		1,329	1,329

Total Bank Loan Obligations (Cost $14,076)			14,211

CORPORATE BONDS & NOTES 13.0%
BANKING & FINANCE 11.2%
Ally Financial, Inc.
3.710% due 02/11/2014		15,400	15,247
3.874% due 06/20/2014		1,400	1,372
6.625% due 05/15/2012		2,000	2,016
6.750% due 12/01/2014		1,600	1,666
American Express Centurion Bank
0.392% due 06/12/2012		2,100	2,100
ANZ National International Ltd.
6.200% due 07/19/2013		3,200	3,363
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		5,100	5,330
Banco Santander Brasil S.A.
2.574% due 03/18/2014		7,100	6,975
Bank of Montreal
2.850% due 06/09/2015		7,900	8,332
BBVA Bancomer S.A.
6.500% due 03/10/2021		5,400	5,657
BPCE S.A.
2.375% due 10/04/2013		7,900	7,772
Citigroup, Inc.
1.353% due 02/15/2013		35,100	34,941
2.510% due 08/13/2013		1,000	1,003
5.300% due 10/17/2012		1,000	1,020
6.000% due 12/13/2013		6,599	6,994
6.400% due 03/27/2013	EUR	5,000	6,954
Commonwealth Bank of Australia
0.754% due 09/17/2014		$4,900	4,929
0.974% due 06/25/2014		7,100	7,172
1.000% due 07/12/2013		20,600	20,705
Countrywide Financial Corp.
5.800% due 06/07/2012		1,500	1,512
Danske Bank A/S
1.617% due 04/14/2014		13,700	13,480
Dexia Credit Local
0.880% due 03/05/2013		4,500	4,313
Dexia Credit Local S.A.
1.033% due 04/29/2014		21,000	19,587
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		6,100	6,519
7.500% due 08/01/2012		2,446	2,483
7.800% due 06/01/2012		5,800	5,851
HCP, Inc.
6.700% due 01/30/2018		3,000	3,469
HSBC Finance Corp.
0.912% due 07/19/2012		800	800
1.583% due 04/05/2013	EUR	2,100	2,783
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		$4,900	5,130
ICICI Bank Ltd.
2.242% due 02/24/2014		3,700	3,628
ING Bank Australia Ltd.
5.073% due 06/24/2014	AUD	800	836
ING Bank NV
1.885% due 10/18/2013		$6,900	6,882
International Lease Finance Corp.
5.625% due 09/20/2013		1,160	1,179
6.375% due 03/25/2013		1,000	1,033
6.500% due 09/01/2014		1,400	1,486
LeasePlan Corp. NV
3.000% due 05/07/2012		5,000	5,012
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		100	30
Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	1,054
Macquarie Bank Ltd.
4.100% due 12/17/2013		9,000	9,515

		0000000000	0000000000

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		728	817
Merrill Lynch & Co., Inc.
1.558% due 09/27/2012	EUR	900	1,192
6.050% due 08/15/2012		$14,800	15,058
Morgan Stanley
1.047% due 10/15/2015		1,700	1,531
1.321% due 03/01/2013	EUR	2,600	3,431
3.006% due 05/14/2013		$4,200	4,233
NIBC Bank NV
2.800% due 12/02/2014		21,600	22,438
Nordea Bank AB
1.467% due 01/14/2014		24,500	24,447
Pricoa Global Funding
0.604% due 06/26/2012		15,100	15,075
Prudential Financial, Inc. CPI Linked Bond
4.910% due 06/10/2013		2,000	2,043
Royal Bank of Scotland Group PLC
1.461% due 04/23/2012		700	700
2.913% due 08/23/2013		18,700	18,704
SLM Corp. CPI Linked Bond
4.421% due 04/01/2014		480	474
Toronto-Dominion Bank
1.625% due 09/14/2016		200	201
Turkiye Garanti Bankasi A/S
3.061% due 04/20/2016		1,700	1,594
UBS AG
2.250% due 08/12/2013		4,200	4,228
Westpac Banking Corp.
0.664% due 12/14/2012		34,000	34,033
3.585% due 08/14/2014		6,300	6,663
Westpac Securities NZ Ltd.
2.500% due 05/25/2012		3,800	3,810

			400,802

INDUSTRIALS 1.5%
Alcoa, Inc.
6.750% due 07/15/2018		1,900	2,168
Cardinal Health, Inc.
6.000% due 06/15/2017		300	344
DISH DBS Corp.
7.000% due 10/01/2013		5,000	5,350
NXP BV
3.995% due 10/15/2013	EUR	3,507	4,642
Petrobras International Finance Co.
3.875% due 01/27/2016		$12,900	13,641
Rexam PLC
6.750% due 06/01/2013		1,200	1,255
UST LLC
6.625% due 07/15/2012		2,500	2,542
Volkswagen International Finance NV
0.918% due 10/01/2012		22,500	22,524
Xstrata Canada Corp.
7.350% due 06/05/2012		1,000	1,011

			53,477

UTILITIES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		2,400	2,581
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		2,100	2,210
7.343% due 04/11/2013		500	526
Petroleos Mexicanos
5.500% due 01/21/2021		1,800	1,993
6.500% due 06/02/2041		2,200	2,486

			9,796

Total Corporate Bonds & Notes (Cost $460,403)			464,075

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		600	460

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.000% due 06/01/2042		900	692

	0000000000	0000000000

RHODE ISLAND 0.0%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	265	266

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,030	759

Total Municipal Bonds & Notes (Cost $2,673)		2,177

U.S. GOVERNMENT AGENCIES 4.1%
Fannie Mae
0.294% due 12/25/2036	130	124
0.392% due 08/25/2034	164	161
0.592% due 05/25/2042	141	141
0.682% due 05/25/2036	142	143
0.750% due 12/18/2013	30,300	30,522
0.922% due 02/25/2041	9,213	9,221
1.250% due 03/14/2014	10,100	10,269
1.382% due 07/01/2044 - 09/01/2044	95	96
2.490% due 05/25/2035	1,030	1,071
2.570% due 11/01/2024	13	14
4.500% due 04/01/2023 - 04/01/2024	8,439	9,046
5.297% due 10/01/2035	654	702
5.375% due 04/11/2022	1,600	1,602
Freddie Mac
0.202% due 03/21/2013	38,600	38,634
0.392% due 10/15/2020	1,828	1,824
0.472% due 02/15/2019	251	250
0.502% due 08/25/2031	90	88
0.592% due 12/15/2030	44	44
0.692% due 08/15/2033	9,535	9,540
1.355% due 10/25/2044	5,446	5,448
1.369% due 02/25/2045	1,667	1,593
2.366% due 01/01/2034	179	188
5.337% due 12/01/2035	471	507
Ginnie Mae
0.542% due 03/20/2037	9,880	9,863
NCUA Guaranteed Notes
0.693% due 10/07/2020	4,950	4,957
0.803% due 12/08/2020	6,182	6,209
Small Business Administration
5.902% due 02/10/2018	595	660
6.020% due 08/01/2028	2,004	2,309

Total U.S. Government Agencies (Cost $144,022)		145,226

U.S. TREASURY OBLIGATIONS 85.0%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (f)(g)	142,584	150,726
0.125% due 01/15/2022	226,241	231,650
0.500% due 04/15/2015	20,709	21,975
0.625% due 04/15/2013	5,690	5,842
0.625% due 07/15/2021 (e)	193,299	209,156
1.125% due 01/15/2021	82,272	92,620
1.250% due 04/15/2014	46,161	48,989
1.250% due 07/15/2020	86,265	98,531
1.375% due 01/15/2020	126,861	145,721
1.625% due 01/15/2015	45,583	49,693
1.625% due 01/15/2018	23,695	27,242
1.750% due 01/15/2028 (f)(g)	96,294	114,981
1.875% due 07/15/2013	54,178	57,052
1.875% due 07/15/2015	31,617	35,293
1.875% due 07/15/2019	34,607	41,137
2.000% due 01/15/2014	63,544	67,947
2.000% due 07/15/2014 (e)	70,225	76,535
2.000% due 01/15/2016	108,650	122,800
2.000% due 01/15/2026	155,559	190,730
2.125% due 01/15/2019	16,469	19,714
2.125% due 02/15/2040	39,221	51,539
2.125% due 02/15/2041	86,622	114,185
2.375% due 01/15/2017	50,978	59,755
2.375% due 01/15/2025 (e)(g)(h)	181,680	231,174
2.375% due 01/15/2027	118,774	152,458
2.500% due 07/15/2016	16,274	19,016
2.500% due 01/15/2029	60,916	80,447
2.625% due 07/15/2017	76,665	92,214
3.000% due 07/15/2012 (e)	118,330	121,066
3.625% due 04/15/2028	72,878	107,581
3.875% due 04/15/2029 (g)	127,429	196,420

Total U.S. Treasury Obligations (Cost $2,994,531)		3,034,189

		0000000000	0000000000

MORTGAGE-BACKED SECURITIES 5.7%
American General Mortgage Loan Trust
5.150% due 03/25/2058		4,333	4,459
American Home Mortgage Investment Trust
2.240% due 09/25/2045		660	522
Arran Residential Mortgages Funding PLC
2.241% due 11/19/2047	EUR	9,953	13,248
2.251% due 05/16/2047		504	672
2.491% due 11/19/2047		26,700	35,662
Banc of America Funding Corp.
2.653% due 02/20/2036		$1,590	1,454
5.741% due 01/20/2047		777	481
Banc of America Large Loan, Inc.
0.752% due 08/15/2029		2,104	2,013
1.992% due 11/15/2015		9,171	8,582
5.616% due 06/24/2050		1,600	1,786
5.639% due 02/17/2051		1,000	1,109
Banc of America Mortgage Securities, Inc.
2.838% due 06/25/2035		321	275
2.999% due 02/25/2036		1,188	883
5.002% due 11/25/2034		199	186
6.500% due 09/25/2033		47	50
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.412% due 06/10/2049		242	240
5.492% due 02/10/2051		420	476
5.633% due 06/10/2049		242	246
BCAP LLC Trust
5.564% due 03/26/2037		2,400	1,807
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035		635	616
2.250% due 08/25/2035		500	462
2.400% due 10/25/2035		2,162	1,875
2.570% due 03/25/2035		902	878
2.715% due 01/25/2035		942	761
2.882% due 03/25/2035		898	753
3.078% due 03/25/2035		269	266
Bear Stearns Alt-A Trust
2.826% due 09/25/2035		3,244	2,161
2.940% due 03/25/2036		1,040	579
Bear Stearns Structured Products, Inc.
2.749% due 01/26/2036		3,008	1,774
Chase Mortgage Finance Corp.
2.757% due 02/25/2037		180	165
Chaseflex Trust
6.000% due 02/25/2037 ^		869	663
Citigroup Commercial Mortgage Trust
5.696% due 12/10/2049		91	104
Citigroup Mortgage Loan Trust, Inc.
2.100% due 09/25/2035		79	77
2.230% due 09/25/2035		392	370
2.450% due 09/25/2035		402	354
2.580% due 10/25/2035		2,046	1,835
2.660% due 05/25/2035		97	91
5.509% due 09/25/2037 ^		2,006	1,260
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		200	231
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		2,331	2,436
Countrywide Alternative Loan Trust
0.412% due 05/25/2047		11,309	7,197
0.422% due 02/20/2047		942	467
0.422% due 05/25/2047		305	182
0.432% due 09/25/2046		10,506	5,917
0.522% due 12/25/2035		53	36
1.159% due 12/25/2035		258	152
6.000% due 01/25/2037 ^		512	343
Countrywide Home Loan Mortgage Pass-Through Trust
0.582% due 06/25/2035		328	281
2.762% due 11/19/2033		72	70
5.268% due 05/20/2036		290	188
5.500% due 08/25/2035		1,063	1,024
Credit Suisse Mortgage Capital Certificates
5.467% due 09/18/2039		3,100	3,418
Deutsche ALT-A Securities, Inc.
0.342% due 10/25/2036		36	14
Deutsche Mortgage Securities, Inc.
1.521% due 06/28/2047		578	574
First Horizon Alternative Mortgage Securities
2.378% due 06/25/2034		535	472
First Horizon Asset Securities, Inc.
2.617% due 02/25/2035		2,100	1,949
2.731% due 08/25/2035		1,216	999

		0000000000	0000000000

Fosse Master Issuer PLC
1.965% due 10/18/2054		7,900	7,949
Granite Mortgages PLC
1.416% due 09/20/2044	GBP	499	772
Greenpoint Mortgage Funding Trust
0.322% due 10/25/2046		$29	28
0.322% due 01/25/2047 ^		170	165
0.462% due 06/25/2045		503	341
0.512% due 11/25/2045		280	174
GS Mortgage Securities Corp.
1.103% due 03/06/2020		162	161
1.260% due 03/06/2020		1,500	1,476
4.592% due 08/10/2043		6,000	6,650
GSR Mortgage Loan Trust
2.659% due 09/25/2035		1,154	1,125
2.856% due 01/25/2035		670	596
Harborview Mortgage Loan Trust
0.462% due 05/19/2035		153	98
0.522% due 02/19/2036		303	177
Holmes Master Issuer PLC
2.581% due 10/15/2054	EUR	14,200	18,986
Indymac Index Mortgage Loan Trust
2.574% due 12/25/2034		$331	255
Indymac Mortgage Loan Trust
5.069% due 11/25/2035		1,897	1,481
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		310	344
5.794% due 02/12/2051		1,300	1,496
JPMorgan Mortgage Trust
2.731% due 08/25/2035		724	549
2.766% due 08/25/2035		780	702
2.807% due 07/25/2035		645	615
2.871% due 07/25/2035		1,504	1,435
4.200% due 07/27/2037		1,558	1,217
5.015% due 02/25/2035		1,241	1,251
5.325% due 09/25/2035		364	321
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		225	254
MASTR Adjustable Rate Mortgages Trust
2.718% due 11/21/2034		700	689
Mellon Residential Funding Corp.
0.682% due 12/15/2030		375	354
0.942% due 11/15/2031		440	429
Merrill Lynch Mortgage Investors, Inc.
0.452% due 02/25/2036		1,788	1,301
5.147% due 12/25/2035		719	653
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		200	220
MLCC Mortgage Investors, Inc.
0.492% due 11/25/2035		700	568
1.244% due 10/25/2035		429	371
1.996% due 10/25/2035		2,042	1,885
Morgan Stanley Capital
0.302% due 10/15/2020		15	15
5.882% due 06/11/2049		600	679
Morgan Stanley Mortgage Loan Trust
2.336% due 06/25/2036		1,130	936
Opteum Mortgage Acceptance Corp.
0.502% due 07/25/2035		92	89
Permanent Master Issuer PLC
2.531% due 07/15/2042	EUR	1,400	1,871
RBSCF Trust
6.003% due 12/16/2049		$2,500	2,851
Residential Accredit Loans, Inc.
0.542% due 08/25/2035		213	131
Securitized Asset Sales, Inc.
0.786% due 11/26/2023		5	5
Sequoia Mortgage Trust
0.442% due 07/20/2036		2,488	1,846
0.592% due 10/19/2026		124	114
Structured Adjustable Rate Mortgage Loan Trust
0.722% due 06/25/2035		125	111
1.582% due 01/25/2035		205	134
2.697% due 08/25/2035		306	244
2.722% due 02/25/2034		368	352
5.500% due 12/25/2034		1,319	1,281
Structured Asset Mortgage Investments, Inc.
0.432% due 06/25/2036		155	103
0.452% due 04/25/2036		654	398
0.492% due 07/19/2035		2,216	1,919
0.902% due 10/19/2034		154	140
Structured Asset Securities Corp.
2.772% due 10/25/2035		163	129
Swan Trust
5.660% due 04/25/2041	AUD	560	576

Vornado DP LLC
4.004% due 09/13/2028		$6,500	7,011
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		2,190	2,074
0.332% due 09/15/2021		3,661	3,523
5.088% due 08/15/2041		1,400	1,506
5.418% due 01/15/2045		410	457
WaMu Mortgage Pass-Through Certificates
0.502% due 11/25/2045		310	246
0.532% due 10/25/2045		1,884	1,515
0.889% due 01/25/2047		1,201	776
0.929% due 05/25/2047		694	465
0.969% due 12/25/2046		162	118
1.159% due 02/25/2046		248	194
1.359% due 11/25/2042		36	31
2.724% due 07/25/2046		1,135	898
2.724% due 11/25/2046		167	126
5.113% due 12/25/2035		418	375
5.522% due 08/25/2035		578	531
Wells Fargo Mortgage-Backed Securities Trust
2.700% due 09/25/2034		216	218

Total Mortgage-Backed Securities (Cost $214,638)			204,221

ASSET-BACKED SECURITIES 3.9%
Access Group, Inc.
1.860% due 10/27/2025		10,801	10,814
ACE Securities Corp.
0.292% due 12/25/2036		2	2
AMMC CDO
0.716% due 05/03/2018		477	466
Aquilae CLO PLC
1.754% due 01/17/2023	EUR	3,407	4,213
ARES CLO Ltd.
0.701% due 03/12/2018		$1,966	1,912
Asset-Backed Funding Certificates
0.592% due 06/25/2034		1,376	982
Babson CLO Ltd.
0.823% due 11/15/2016		1,293	1,273
Bear Stearns Asset-Backed Securities Trust
0.292% due 11/25/2036		5	5
0.902% due 10/25/2032		22	19
Carrington Mortgage Loan Trust
0.292% due 01/25/2037		27	27
Citibank Omni Master Trust
2.342% due 05/16/2016		10,400	10,426
2.992% due 08/15/2018		6,500	6,850
Citigroup Mortgage Loan Trust, Inc.
0.322% due 01/25/2037		282	130
College Loan Corp. Trust
0.810% due 01/25/2024		800	781
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		86	90
Countrywide Asset-Backed Certificates
0.422% due 07/25/2036		4,285	3,611
0.492% due 04/25/2036		322	277
Credit-Based Asset Servicing and Securitization LLC
0.302% due 11/25/2036		112	43
Cumberland CLO Ltd.
0.763% due 11/10/2019		3,980	3,908
Duane Street CLO
0.773% due 11/08/2017		1,456	1,422
Equity One ABS, Inc.
0.542% due 04/25/2034		93	66
First CLO Ltd.
0.784% due 12/14/2016		622	614
First Franklin Mortgage Loan Asset-Backed Certificates
0.582% due 11/25/2035		17,290	14,747
GSAMP Trust
0.312% due 12/25/2036		132	87
Harbourmaster CLO Ltd.
1.136% due 06/15/2020	EUR	596	756
Harvest CLO S.A.
1.587% due 03/29/2017		265	341
HSI Asset Securitization Corp. Trust
0.292% due 10/25/2036		$11	4
0.292% due 12/25/2036		37	36
Illinois Student Assistance Commission
1.040% due 04/25/2017		883	881
Katonah Ltd.
0.794% due 09/20/2016		3,270	3,235
Landmark CDO Ltd.
0.788% due 06/01/2017		4,575	4,421
Magi Funding PLC
2.015% due 04/11/2021	EUR	2,231	2,807

Magnolia Funding Ltd.
3.000% due 04/20/2017		603	805
Merrill Lynch Mortgage Investors, Inc.
0.322% due 09/25/2037		$30	6
0.362% due 02/25/2037		493	225
Morgan Stanley IXIS Real Estate Capital Trust
0.292% due 11/25/2036		15	5
Nautique Funding Ltd.
0.817% due 04/15/2020		962	883
Navigare Funding CLO Ltd.
0.753% due 05/20/2019		540	529
Nelnet Student Loan Trust
1.260% due 07/25/2018		1,094	1,099
North Carolina State Education Assistance Authority
1.010% due 10/26/2020		6,228	6,170
NYLIM Flatiron CLO Ltd.
0.743% due 08/08/2020		600	571
Pacifica CDO Ltd.
0.853% due 02/15/2017		4,582	4,537
Park Place Securities, Inc.
0.502% due 09/25/2035		31	27
Penta CLO S.A.
1.917% due 06/04/2024	EUR	3,970	4,756
Renaissance Home Equity Loan Trust
1.002% due 12/25/2032		$65	44
Securitized Asset-Backed Receivables LLC
0.302% due 12/25/2036 ^		415	95
SLM Student Loan Trust
0.600% due 04/25/2019		8,800	8,483
0.670% due 04/25/2017		118	118
1.010% due 01/25/2017		1,500	1,502
1.418% due 10/25/2023	EUR	3,900	4,653
1.892% due 12/15/2017		$1,981	1,987
2.060% due 04/25/2023		17,237	17,720
2.350% due 04/15/2039		4,109	4,140
Soundview Home Equity Loan Trust
0.302% due 11/25/2036		67	19
1.042% due 10/25/2037		22	22
Structured Asset Securities Corp.
1.742% due 04/25/2035		861	726
Symphony CLO Ltd.
0.743% due 05/15/2019		3,100	2,940
Wind River CLO Ltd.
0.804% due 12/19/2016		612	591
Wood Street CLO BV
1.347% due 03/29/2021	EUR	604	764

Total Asset-Backed Securities (Cost $139,181)			138,663

SOVEREIGN ISSUES 4.8%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	3,700	4,653
3.000% due 09/20/2025		28,300	37,875
4.000% due 08/20/2020		23,400	44,932
Canada Government Bond
1.500% due 12/01/2044 (b)	CAD	940	1,209
2.750% due 09/01/2016		9,600	10,123
4.250% due 12/01/2021 (b)		14,529	20,632
Instituto de Credito Oficial
2.567% due 03/25/2014	EUR	16,900	22,138
New South Wales Treasury Corp.
2.750% due 11/20/2025 (b)	AUD	12,600	15,689
United Kingdom Gilt
1.875% due 11/22/2022 (b)	GBP	8,101	16,506

Total Sovereign Issues (Cost $162,382)			173,757

SHORT-TERM INSTRUMENTS 27.8%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/02/2012		$3,087	3,087

(Dated 03/30/2012. Collateralized by Fannie Mae 1.750% due 02/22/2013 valued at $1,335 and Federal Home Loan Bank 1.750% due 08/22/2012 valued at $1,815. Repurchase proceeds are $3,087.)
JAPAN TREASURY BILLS 0.7%
0.099% due 04/23/2012	JPY	2,000,000	24,162

U.S. TREASURY BILLS 0.0%
0.131% due 08/30/2012 - 01/10/2013 (a)(d)(e)		$1,010	1,009

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (c) 27.0%
PIMCO Short-Term Floating NAV Portfolio	96,038,473	962,402

Total Short-Term Instruments (Cost $992,549)		990,660

Total Investments 144.8% (Cost $5,124,455)		$5,167,179
Written Options (j) (0.1%) (Premiums $5,309)		(5,271)
Other Assets and Liabilities (Net) (44.7%)		(1,592,486)

Net Assets 100.0%		$3,569,422

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $829 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2012.

(e)	Securities with an aggregate market value of $10,189 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $197,156 at a weighted average interest rate of 0.184%. On March 31, 2012, securities valued at $156,214 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $1,365 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2013	1,101	$1,875
90-Day Eurodollar June Futures	Long	06/2015	259	42
90-Day Eurodollar March Futures	Long	03/2014	254	149
90-Day Eurodollar March Futures	Long	03/2015	451	88

				$2,154

(h)	Centrally cleared swap agreements outstanding on March 31, 2012:
Securities with an aggregate market value of $672 and cash of $5 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$16,400	$177	$223

(i) OTC swap agreements outstanding on March 31, 2012:

Asset Swaps

Underlying Asset	Receive	Pay	Maturity Date	Counterparty	Notional Amount	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
U.S. Treasury Inflation Protected Securities	Cash Flow from Underlying Asset	3-Month USD-LIBOR	07/15/2012	BPS	$5,841	$3	$0	$3

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%)	06/20/2017	0.380%	$300	$(3)	$0	$(3)
DISH DBS Corp.	BOA	(3.650%)	12/20/2013	1.158%	3,500	(154)	0	(154)
DISH DBS Corp.	CBK	(3.650%)	12/20/2013	1.158%	1,500	(66)	0	(66)
HCP, Inc.	GST	(2.910%)	03/20/2018	1.577%	3,000	(225)	0	(225)
Liberty Mutual Group, Inc.	BOA	(1.390%)	03/20/2014	1.486%	1,000	1	0	1
Marsh & McLennan Cos., Inc.	BOA	(0.830%)	09/20/2015	0.365%	2,000	(33)	0	(33)
Marsh & McLennan Cos., Inc.	DUB	(0.600%)	09/20/2015	0.365%	2,000	(17)	0	(17)
Rexam PLC	BRC	(1.450%)	06/20/2013	0.280%	1,200	(18)	0	(18)
UST LLC	BOA	(0.340%)	09/20/2012	0.126%	2,500	(2)	0	(2)
Xstrata Canada Corp.	BOA	(0.910%)	06/20/2012	0.139%	1,000	(2)	0	(2)

						$(519)	$0	$(519)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	JPM	1.000%	03/20/2018	2.989%	$1,100	$(114)	$(62)	$(52)
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.876%	2,600	11	(31)	42
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.463%	6,000	(203)	(199)	(4)
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.876%	1,000	4	(14)	18
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.876%	600	2	(7)	9
Brazil Government International Bond	RYL	1.000%	06/20/2015	0.876%	1,000	5	(19)	24

Japan Government International Bond	BOA	1.000%	12/20/2015	0.737%	5,500	55	123	(68)
Japan Government International Bond	DUB	1.000%	12/20/2015	0.737%	400	4	8	(4)
Japan Government International Bond	GST	1.000%	12/20/2015	0.737%	3,300	33	69	(36)
Japan Government International Bond	HUS	1.000%	06/20/2016	0.819%	13,300	104	(7)	111
Japan Government International Bond	JPM	1.000%	12/20/2015	0.737%	2,300	23	47	(24)
Japan Government International Bond	RYL	1.000%	12/20/2015	0.737%	2,300	23	52	(29)
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	1.534%	1,000	(2)	(32)	30
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.549%	700	1	(9)	10
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.466%	4,600	105	105	0
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.288%	1,300	30	10	20
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.466%	2,300	51	28	23
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.288%	1,600	38	8	30
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.389%	2,500	58	59	(1)
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.389%	5,100	117	120	(3)

						$345	$249	$96

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	$9,400	$960	$1,237	$(277)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	9,200	940	1,288	(348)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	6,600	675	931	(256)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015	2,000	204	275	(71)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	3,900	398	550	(152)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	1,500	166	202	(36)

					$3,343	$4,483	$(1,140)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid / (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	BPS	EUR	10,100	$(199)	$(97)	$(102)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	BRC		4,000	(79)	(43)	(36)
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	40,000	139	60	79
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		11,500	62	53	9
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		96,900	645	454	191
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		348,900	2,505	1,366	1,139
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		26,900	208	121	87
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		19,400	185	63	122
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS		$4,100	(16)	(2)	(14)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		3,900	(15)	(3)	(12)

							$3,435	$1,972	$1,463

(j)	Written options outstanding on March 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$16,800	$0	$(48)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	16,800	0	(9)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	16,400	0	(47)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	16,400	0	(9)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012	35,200	0	(276)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012	35,200	0	(35)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	40,400	0	(211)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	40,400	0	(71)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	27,800	328	(381)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	27,800	523	(439)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.500%	09/24/2012	54,100	573	(535)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.500%	09/24/2012	54,100	573	(544)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	83,000	983	(1,138)

Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	83,000	1,615	(1,312)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	10,500	99	(112)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	3,700	24	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	6,300	43	0

							$4,761	$(5,167)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/12/2020	$18,900	$160	$(30)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	04/07/2020	33,400	298	(55)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	09/29/2020	4,400	57	(8)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/10/2020	4,400	33	(11)

						$548	$(104)

(k)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	4,091	04/2012	BRC	$0	$(59)	$(59)
Sell		140,069	04/2012	BRC	4,651	0	4,651
Buy		120	04/2012	CBK	0	0	0
Buy		8,214	04/2012	DUB	20	0	20
Buy		255	04/2012	JPM	0	(5)	(5)
Sell		7,318	04/2012	JPM	163	0	163
Buy		111	04/2012	RBC	0	(1)	(1)
Buy		7,462	04/2012	UAG	0	(11)	(11)
Sell	BRL	5,251	04/2012	JPM	143	0	143
Buy		5,251	04/2012	MSC	0	(168)	(168)
Sell		5,251	06/2012	MSC	166	0	166
Sell	CAD	32,512	06/2012	BRC	281	0	281
Buy		132	06/2012	BSN	0	(1)	(1)
Sell		132	06/2012	CBK	0	0	0
Buy	CNY	56,340	06/2012	BRC	99	0	99
Sell		33,663	06/2012	BRC	10	0	10
Sell		23,866	06/2012	FBF	0	(6)	(6)
Sell		44,205	06/2012	HUS	1	0	1
Buy		45,446	02/2013	UAG	0	(29)	(29)
Sell	EUR	14,277	04/2012	BRC	0	(741)	(741)
Buy		74,110	04/2012	CBK	1,107	0	1,107
Sell		10,634	04/2012	CBK	0	(575)	(575)
Buy		6,180	04/2012	DUB	244	0	244
Sell		33,684	04/2012	DUB	0	(1,709)	(1,709)
Buy		51,913	04/2012	JPM	820	0	820
Buy		5,404	04/2012	MSC	103	0	103
Buy		3,212	04/2012	RBC	103	0	103
Buy		8,304	04/2012	UAG	141	0	141
Sell		145,290	04/2012	UAG	0	(2,043)	(2,043)
Sell		71,961	05/2012	CBK	0	(1,063)	(1,063)
Sell		47,430	05/2012	JPM	0	(767)	(767)
Buy		7,654	06/2012	BRC	137	0	137
Sell		58	06/2012	BSN	0	(1)	(1)
Buy		9,692	06/2012	CBK	0	(4)	(4)
Buy		359	06/2012	DUB	3	0	3
Buy		14,543	06/2012	JPM	29	0	29
Buy		695	06/2012	MSC	7	0	7
Sell		46	06/2012	MSC	0	(1)	(1)
Sell		38	06/2012	RBC	0	(1)	(1)
Buy		132	06/2012	UAG	2	0	2
Buy	GBP	770	04/2012	BRC	25	0	25
Buy		10,981	04/2012	DUB	170	0	170
Sell		11,138	04/2012	GST	0	(360)	(360)
Buy		2,288	04/2012	JPM	11	0	11
Sell		4,492	04/2012	JPM	0	(147)	(147)
Buy		1,591	04/2012	UAG	22	0	22
Sell		10,981	05/2012	DUB	0	(170)	(170)
Sell	IDR	560	07/2012	UAG	0	0	0
Sell	INR	693,900	07/2012	BRC	165	(199)	(34)
Sell		102,045	07/2012	DUB	0	(123)	(123)
Sell		57,443	07/2012	GST	0	(76)	(76)
Sell		116,813	07/2012	HUS	0	(130)	(130)
Sell		340,700	07/2012	JPM	78	(134)	(56)
Buy		1,310,902	07/2012	UAG	0	(3,090)	(3,090)
Sell	JPY	2,000,000	04/2012	HUS	1,918	0	1,918
Sell		674,788	06/2012	BRC	55	0	55
Buy	KRW	801	07/2012	UAG	0	0	0
Buy	MXN	2,276	06/2012	HUS	0	0	0
Sell	MYR	9,198	04/2012	BRC	0	(126)	(126)

Buy		2,886	04/2012	CBK	9	0	9
Sell		10,616	04/2012	DUB	0	(145)	(145)
Sell		3,736	04/2012	HUS	0	(52)	(52)
Sell		6,863	04/2012	JPM	0	(99)	(99)
Buy		27,526	04/2012	UAG	0	(85)	(85)
Buy	SGD	0	05/2012	UAG	0	0	0

					$10,683	$(12,121)	$(1,438)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

	0000000000	0000000000	0000000000	0000000000
Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$0	$14,211	$0	$14,211
Corporate Bonds & Notes
Banking & Finance	0	400,802	0	400,802
Industrials	0	53,477	0	53,477
Utilities	0	9,796	0	9,796
Municipal Bonds & Notes
California	0	460	0	460
Ohio	0	692	0	692
Rhode Island	0	266	0	266
West Virginia	0	759	0	759
U.S. Government Agencies	0	134,060	11,166	145,226
U.S. Treasury Obligations	0	3,034,189	0	3,034,189
Mortgage-Backed Securities	0	202,414	1,807	204,221
Asset-Backed Securities	0	136,975	1,688	138,663
Sovereign Issues	0	173,757	0	173,757
Short-Term Instruments
Repurchase Agreements	0	3,087	0	3,087
Japan Treasury Bills	0	24,162	0	24,162
U.S. Treasury Bills	0	1,009	0	1,009
PIMCO Short-Term Floating NAV Portfolios	962,402	0	0	962,402
	$962,402	$4,190,116	$14,661	$5,167,179
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	318	0	318
Foreign Exchange Contracts	0	10,683	0	10,683
Interest Rate Contracts	2,154	1,853	0	4,007
	$2,154	$12,854	$0	$15,008
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,881)	0	(1,881)
Foreign Exchange Contracts	0	(12,121)	0	(12,121)
Interest Rate Contracts	0	(5,331)	(104)	(5,435)
	$0	$(19,333)	$(104)	$(19,437)
Totals	$964,556	$4,183,637	$14,557	$5,162,750

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 12/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$700	$0	$(700)	$0	$0	$0	$0	$0	$0	$0
U.S. Government Agencies	11,562	0	(399)	0	0	3	0	0	11,166	3
Mortgage-Backed Securities	11,571	0	(9,900)	19	(36)	153	0	0	1,807	34
Asset-Backed Securities	3,139	0	(1,460)	4	(9)	14	0	0	1,688	28

	$26,972	$0	$(12,459)	$23	$(45)	$170	$0	$0	$14,661	$65
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(243)	$0	$0	$0	$0	$139	$0	$0	$(104)	$139

Totals	$26,729	$0	$(12,459)	$23	$(45)	$309	$0	$0	$14,557	$204

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

March 31, 2012 (Unaudited)

	0000000000	0000000000
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 51.9%
BANKING & FINANCE 25.7%
Ally Financial, Inc.
7.500% due 12/31/2013	$250	$266
American International Group, Inc.
4.250% due 05/15/2013	500	512
Banco do Brasil S.A.
4.500% due 01/22/2015	200	211
Banco Santander Chile
1.811% due 04/20/2012	100	100
Bank of Montreal
1.300% due 10/31/2014	700	707
Bank of Nova Scotia
1.250% due 11/07/2014	1,000	1,009
1.450% due 07/26/2014	500	506
Banque PSA Finance S.A.
2.368% due 04/04/2014	200	193
BNZ International Funding Ltd.
2.625% due 06/05/2012	500	502
BRFkredit A/S
0.817% due 04/15/2013	200	200
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	400	405
2.600% due 07/02/2015	400	419
Cie de Financement Foncier
1.311% due 07/23/2012	200	200
1.625% due 07/23/2012	200	200
Countrywide Financial Corp.
0.967% due 05/07/2012	200	200
DanFin Funding Ltd.
1.267% due 07/16/2013	300	303
Dexia Credit Local
0.880% due 03/05/2013	500	479
EnCana Holdings Finance Corp.
5.800% due 05/01/2014	200	218
FIH Erhvervsbank A/S
0.844% due 06/13/2013	200	200
Ford Motor Credit Co. LLC
7.500% due 08/01/2012	100	101
7.800% due 06/01/2012	300	303
HSBC Bank PLC
1.160% due 08/12/2013	300	300
1.625% due 07/07/2014	300	301
ICICI Bank Ltd.
2.242% due 02/24/2014	200	196
6.625% due 10/03/2012	100	102
ING Bank NV
1.885% due 10/18/2013	100	100
Intesa Sanpaolo SpA
2.892% due 02/24/2014	100	98
Landesbank Baden-Wuerttemberg
0.694% due 06/22/2012	400	400
Lloyds TSB Bank PLC
2.911% due 01/24/2014	250	249
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013	250	257
5.571% due 10/04/2012	200	202
Nationwide Building Society
2.500% due 08/17/2012	1,000	1,007
Network Rail Infrastructure Finance PLC
0.494% due 06/14/2013	400	400
NIBC Bank NV
0.864% due 12/02/2014	750	743
Nordea Bank AB
1.467% due 01/14/2014	400	399
Prudential Covered Trust
2.997% due 09/30/2015	300	304
RCI Banque S.A.
2.451% due 04/11/2014	200	193
Royal Bank of Scotland Group PLC
1.210% due 05/11/2012	300	300
2.625% due 05/11/2012	1,000	1,002
SSIF Nevada LP
1.267% due 04/14/2014	300	298
Stadshypotek AB
1.020% due 09/30/2013	300	300
1.450% due 09/30/2013	250	253

	0000000000	0000000000

Standard Chartered PLC
1.460% due 05/12/2014	250	248
Suncorp-Metway Ltd.
2.067% due 07/16/2012	300	301
Swedbank AB
1.022% due 01/14/2013	300	300
Swedbank Hypotek AB
0.923% due 03/28/2014	600	599
Toronto-Dominion Bank
1.500% due 03/13/2017	300	297
Westpac Banking Corp.
0.754% due 09/10/2014	1,000	1,006

		17,389

INDUSTRIALS 22.6%
Amgen, Inc.
1.875% due 11/15/2014	500	512
Anglo American Capital PLC
9.375% due 04/08/2014	550	633
Anheuser-Busch InBev Worldwide, Inc.
1.107% due 01/27/2014	400	402
Barrick Gold Corp.
1.750% due 05/30/2014	350	354
Boston Scientific Corp.
4.500% due 01/15/2015	400	429
5.450% due 06/15/2014	300	325
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	250	256
Case New Holland, Inc.
7.750% due 09/01/2013	110	118
Codelco, Inc.
5.500% due 10/15/2013	125	133
Comcast Cable Holdings LLC
7.875% due 08/01/2013	400	436
COX Communications, Inc.
7.125% due 10/01/2012	425	439
Crown Castle Towers LLC
3.214% due 08/15/2035	200	202
CSN Islands Corp.
9.750% due 12/16/2013	100	112
Daimler Finance North America LLC
1.083% due 03/28/2014	275	273
1.674% due 09/13/2013	250	251
Danaher Corp.
0.724% due 06/21/2013	500	502
Delta Air Lines Pass-Through Trust
6.417% due 01/02/2014	50	50
Deutsche Telekom International Finance BV
4.875% due 07/08/2014	400	428
Dow Chemical Co.
7.600% due 05/15/2014	400	453
Encana Corp.
4.750% due 10/15/2013	300	316
Enterprise Products Operating LLC
5.600% due 10/15/2014	200	221
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013	450	481
General Mills, Inc.
0.848% due 05/16/2014	250	251
Georgia-Pacific LLC
8.250% due 05/01/2016	200	221
Hewlett-Packard Co.
0.772% due 05/24/2013	100	100
0.891% due 05/30/2014	475	470
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	250	260
ICI Wilmington, Inc.
5.625% due 12/01/2013	250	265
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016	100	105
Johnson Controls, Inc.
0.941% due 02/04/2014	350	351
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	200	207
Philip Morris International, Inc.
6.875% due 03/17/2014	500	561
Phillips 66
1.950% due 03/05/2015	300	302
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	100	109
Reynolds American, Inc.
7.250% due 06/01/2012	250	252
7.250% due 06/01/2013	300	320
Rio Tinto Alcan, Inc.
4.875% due 09/15/2012	200	204

	0000000000	0000000000

Rockies Express Pipeline LLC
6.250% due 07/15/2013	200	204
Sanofi
2.625% due 03/29/2016	400	419
Steel Dynamics, Inc.
7.375% due 11/01/2012	350	360
Telefonica Emisiones S.A.U.
0.861% due 02/04/2013	350	343
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	500	512
UST LLC
6.625% due 07/15/2012	750	763
Volkswagen International Finance NV
1.078% due 04/01/2014	500	499
Wesfarmers Ltd.
2.983% due 05/18/2016	250	256
WM Wrigley Jr. Co.
2.450% due 06/28/2012	400	402
Xstrata Canada Corp.
7.250% due 07/15/2012	250	255

		15,317

UTILITIES 3.6%
Appalachian Power Co.
5.650% due 08/15/2012	382	389
BP Capital Markets PLC
1.074% due 03/11/2014	200	201
5.250% due 11/07/2013	250	267
Florida Power Corp.
4.800% due 03/01/2013	380	395
KCP&L Greater Missouri Operations Co.
11.875% due 07/01/2012	200	205
Public Service Co. of Colorado
7.875% due 10/01/2012	300	311
Ras Laffan Liquefied Natural Gas Co. Ltd.
4.500% due 09/30/2012	250	254
Telecom Italia Capital S.A.
5.250% due 11/15/2013	200	206
Verizon Wireless Capital LLC
7.375% due 11/15/2013	200	220

		2,448

Total Corporate Bonds & Notes (Cost $35,075)		35,154

CONVERTIBLE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
Transocean, Inc.
1.500% due 12/15/2037	200	199

Total Convertible Bonds & Notes (Cost $196)		199

MUNICIPAL BONDS & NOTES 1.1%
ARKANSAS 0.3%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.391% due 11/25/2043	207	200

CALIFORNIA 0.4%
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	250	254

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.474% due 06/15/2013	100	100

NEW YORK 0.3%
New York City, New York General Obligation Notes, Series 2011
1.520% due 08/01/2013	200	203

Total Municipal Bonds & Notes (Cost $756)		757

U.S. GOVERNMENT AGENCIES 12.4%
Fannie Mae
0.294% due 12/25/2036	22	21
0.362% due 03/25/2034	17	17
0.392% due 08/25/2034	5	5
0.442% due 10/27/2037	100	99
0.592% due 05/25/2042	12	12
0.750% due 01/30/2015	3,000	3,000
0.792% due 09/25/2041	608	610

		0000000000	0000000000

0.822% due 06/25/2041		342	343
0.922% due 12/25/2037		149	150
0.965% due 01/01/2021		196	196
1.382% due 03/01/2044 - 07/01/2044		48	48
2.501% due 10/01/2031		3	3
3.970% due 11/27/2019		2,000	2,041
Freddie Mac
0.282% due 12/25/2036		54	54
0.472% due 02/15/2019		100	100
0.692% due 09/15/2041		441	441
1.355% due 10/25/2044		150	150
1.369% due 02/25/2045		159	152
1.562% due 07/25/2044		59	60
5.500% due 08/15/2030		1	1
Ginnie Mae
2.000% due 02/20/2032		12	12
NCUA Guaranteed Notes
0.593% due 12/07/2020		230	231
0.613% due 11/06/2017		282	282
0.803% due 12/08/2020		224	225
1.600% due 10/29/2020		174	176

Total U.S. Government Agencies (Cost $8,446)			8,429

MORTGAGE-BACKED SECURITIES 6.7%
Adjustable Rate Mortgage Trust
5.174% due 11/25/2035		1,059	760
Arkle Master Issuer PLC
1.645% due 05/17/2060		100	100
Arran Residential Mortgages Funding PLC
0.941% due 09/16/2056	EUR	372	495
0.961% due 09/16/2056		500	665
Banc of America Large Loan, Inc.
0.752% due 08/15/2029		$40	39
Banc of America Mortgage Securities, Inc.
3.447% due 07/20/2032		1	1
BCAP LLC Trust
2.597% due 11/26/2035		100	96
BCRR Trust
4.230% due 02/22/2041		81	81
Bear Stearns Adjustable Rate Mortgage Trust
2.851% due 01/25/2034		7	7
Bear Stearns Alt-A Trust
2.826% due 09/25/2035		36	24
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		22	21
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		59	59
Commercial Mortgage Pass-Through Certificates
0.342% due 12/15/2020		24	24
Countrywide Home Loan Mortgage Pass-Through Trust
0.582% due 06/25/2035		30	25
Credit Suisse First Boston Mortgage Securities Corp.
0.929% due 03/25/2032		6	4
1.848% due 05/25/2032		1	1
2.389% due 06/25/2033		28	27
6.133% due 04/15/2037		90	90
European Loan Conduit
1.207% due 05/15/2019	EUR	26	30
Extended Stay America Trust
3.128% due 01/05/2013 (a)		$244	5
First Republic Mortgage Loan Trust
0.542% due 08/15/2032		24	24
Fosse Master Issuer PLC
1.965% due 10/18/2054		200	201
Greenpoint Mortgage Funding Trust
0.462% due 06/25/2045		43	29
GSR Mortgage Loan Trust
2.659% due 09/25/2035		36	35
Harborview Mortgage Loan Trust
0.462% due 05/19/2035		57	37
Holmes Master Issuer PLC
0.667% due 07/15/2020		500	500
JPMorgan Chase Commercial Mortgage Securities Corp.
5.289% due 05/15/2045		107	108
Mellon Residential Funding Corp.
0.682% due 12/15/2030		9	9
MLCC Mortgage Investors, Inc.
1.244% due 10/25/2035		20	18
RBSSP Resecuritization Trust
0.742% due 10/26/2036		272	249
2.557% due 12/26/2036		493	495
Structured Asset Mortgage Investments, Inc.
0.472% due 05/25/2045		69	43
0.492% due 07/19/2035		10	7
0.902% due 09/19/2032		7	6

		0000000000	0000000000

Wachovia Bank Commercial Mortgage Trust
5.735% due 06/15/2049		171	174
WaMu Mortgage Pass-Through Certificates
1.159% due 02/25/2046		31	24
1.159% due 08/25/2046		45	30
1.359% due 11/25/2042		16	14
1.559% due 06/25/2042		3	3

Total Mortgage-Backed Securities (Cost $4,759)			4,560

ASSET-BACKED SECURITIES 9.6%
ACE Securities Corp.
0.292% due 12/25/2036		0	1
Avenue CLO Fund Ltd.
0.853% due 02/15/2017		142	140
Babson CLO Ltd.
0.823% due 11/15/2016		92	91
Bear Stearns Asset-Backed Securities Trust
0.292% due 11/25/2036		3	3
0.322% due 10/25/2036		7	7
0.902% due 10/25/2032		2	1
Carrington Mortgage Loan Trust
0.342% due 06/25/2037		31	28
Chase Issuance Trust
1.792% due 04/15/2014		100	100
Citibank Omni Master Trust
2.342% due 05/16/2016		350	351
2.992% due 08/15/2018		1,200	1,265
4.900% due 11/15/2018		300	329
Countrywide Asset-Backed Certificates
0.722% due 12/25/2031		2	1
0.982% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
0.982% due 08/25/2032		3	2
Ford Auto Securitization Trust
1.793% due 09/15/2013	CAD	27	27
1.926% due 06/15/2013		62	62
Gracechurch Card Funding PLC
1.055% due 02/15/2017		$500	501
Hyundai Auto Receivables Trust
0.550% due 06/16/2014		500	500
Irwin Home Equity Corp.
0.782% due 07/25/2032		2	1
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	200	264
MASTR Asset-Backed Securities Trust
0.292% due 11/25/2036		$3	1
Nelnet Student Loan Trust
1.260% due 07/25/2018		171	172
New Century Home Equity Loan Trust
0.502% due 06/25/2035		21	19
Nissan Auto Lease Trust
0.402% due 07/15/2014		600	598
Nissan Auto Receivables Owner Trust
0.540% due 10/15/2014		650	650
Panhandle-Plains Higher Education Authority, Inc.
0.968% due 10/01/2018		372	371
Renaissance Home Equity Loan Trust
0.602% due 11/25/2034		8	6
0.682% due 08/25/2033		10	8
0.742% due 12/25/2033		40	32
SLM Student Loan Trust
0.674% due 12/17/2018		249	248
0.690% due 04/25/2017		7	7
1.060% due 10/25/2017		380	380
2.060% due 04/25/2023		147	151
3.500% due 08/17/2043		178	175
Structured Asset Securities Corp.
0.822% due 01/25/2033		3	2

Total Asset-Backed Securities (Cost $6,525)			6,495

SOVEREIGN ISSUES 5.9%
Bank of England Euro Note
1.375% due 03/07/2014		400	407
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		300	327
Japan Finance Corp.
1.500% due 07/06/2012		400	401
Mexico Government International Bond
6.250% due 06/16/2016	MXN	28,540	2,319
Province of Ontario Canada
1.875% due 11/19/2012		$300	303

		0000000000	0000000000

Qatar Government International Bond
5.150% due 04/09/2014		250	269

Total Sovereign Issues (Cost $3,932)			4,026

SHORT-TERM INSTRUMENTS 11.2%
CERTIFICATES OF DEPOSIT 0.4%
Banco Bradesco S.A.
1.955% due 01/24/2013		250	252

COMMERCIAL PAPER 2.7%
British Telecommunications PLC
1.130% due 10/29/2012		500	497
Kells Funding LLC
0.340% due 04/12/2012		1,300	1,300

			1,797

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 04/02/2012		158	158

(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $161. Repurchase proceeds are $158.)
SHORT-TERM NOTES 3.9%
Federal Farm Credit Bank
0.150% due 02/15/2013		600	600
Federal Home Loan Bank
0.160% due 01/18/2013		750	750
0.190% due 01/14/2013		500	500
Holmes Master Issuer PLC
0.372% due 07/15/2012		800	801

			2,651

JAPAN TREASURY BILLS 1.4%
0.101% due 05/07/2012	JPY	80,000	966

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (c) 2.6%
PIMCO Short-Term Floating NAV Portfolio		174,870	1,752

Total Short-Term Instruments (Cost $7,655)			7,576

Total Investments 99.1% (Cost $67,344)			$67,196
Other Assets and Liabilities (Net) 0.9%			591

Net Assets 100.0%			$67,787

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Affiliated to the Portfolio.

(c)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ING Bank NV	BRC	(1.000%	)	12/20/2013	1.505%	EUR	200	$2	$6	$(4)
Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	2.859%		$100	(1)	6	(7)
Lloyds TSB Bank PLC	JPM	(3.000%	)	03/20/2014	2.228%		250	(3)	(4)	1

								$(2)	$8	$(10)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	CBK	1.000%	03/20/2013	0.782%	$300	$1	$2	$(1)
ArcelorMittal	CBK	1.000%	03/20/2014	2.681%	200	(7)	(17)	10
ArcelorMittal	MYC	1.000%	06/20/2014	2.884%	200	(8)	(3)	(5)
BHP Billiton Finance USA Ltd.	DUB	1.000%	12/20/2015	0.666%	75	1	1	0
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.660%	100	14	(3)	17
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2014	0.657%	200	2	1	1
Ensco PLC	FBF	1.000%	03/20/2014	0.653%	250	1	(2)	3
Freeport-McMoRan Copper & Gold, Inc.	BPS	1.000%	03/20/2013	0.447%	300	2	4	(2)
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.549%	200	1	(1)	2
Rio Tinto Finance USA Ltd.	BOA	1.000%	06/20/2014	0.502%	353	4	(1)	5
Rio Tinto Finance USA Ltd.	GST	1.000%	12/20/2012	0.254%	200	1	1	0
Teck Resources Ltd.	CBK	1.000%	03/20/2013	0.504%	300	1	4	(3)

						$13	$(14)	$27

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	BRC	$80,400	$(2)	$0	$(2)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	CBK	62,200	(2)	0	(2)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	UAG	84,400	(3)	0	(3)
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	BRC	80,400	0	(1)	1
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	CBK	62,200	0	(1)	1
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	UAG	84,400	0	0	0
						$(7)	$(2)	$(5)

(d) Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	804	04/2012	CBK	$0	$(6)	$(6)
Sell		1,427	04/2012	HUS	46	0	46
Sell	CAD	107	06/2012	BRC	1	0	1
Buy	CLP	10,534	08/2012	MSC	0	0	0
Buy	CNY	363	06/2012	CBK	1	0	1
Sell		363	06/2012	HUS	0	0	0
Buy		133	02/2013	BRC	0	0	0
Sell		690	02/2013	BRC	1	0	1
Buy		1,469	02/2013	DUB	0	0	0
Sell		912	02/2013	HUS	1	0	1
Buy	EUR	1,348	04/2012	CBK	18	0	18
Sell		560	04/2012	CBK	0	(30)	(30)
Buy		770	04/2012	DUB	5	0	5
Sell		903	04/2012	HUS	0	(8)	(8)
Buy		540	04/2012	JPM	4	0	4
Sell		371	04/2012	JPM	0	(1)	(1)
Sell		770	04/2012	RYL	0	(1)	(1)
Sell		903	05/2012	CBK	0	(9)	(9)
Buy		38	06/2012	BRC	0	0	0
Sell		497	06/2012	CBK	41	0	41
Sell		770	06/2012	DUB	0	(5)	(5)
Buy	INR	11,460	07/2012	JPM	0	(26)	(26)
Sell		11,515	07/2012	UAG	0	(7)	(7)
Sell	JPY	32,900	05/2012	BRC	35	0	35
Sell		37,963	05/2012	DUB	40	0	40
Sell		9,137	05/2012	JPM	10	0	10
Sell	MXN	615	05/2012	UAG	0	0	0
Sell		19,671	06/2012	MSC	7	0	7
Sell		2,234	06/2012	UAG	0	0	0
Buy	ZAR	213	07/2012	DUB	2	0	2

					$212	$(93)	$119

(e) Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

	0000000000	0000000000	0000000000	0000000000
Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$17,389	$0	$17,389
Industrials	0	15,267	50	15,317
Utilities	0	2,448	0	2,448
Convertible Bonds & Notes
Industrials	0	199	0	199
Municipal Bonds & Notes
Arkansas	0	200	0	200
California	0	254	0	254
New Jersey	0	100	0	100
New York	0	203	0	203
U.S. Government Agencies	0	7,691	738	8,429
Mortgage-Backed Securities	0	4,560	0	4,560
Asset-Backed Securities	0	6,091	404	6,495
Sovereign Issues	0	4,026	0	4,026
Short-Term Instruments
Certificates of Deposit	0	252	0	252
Commercial Paper	0	1,797	0	1,797
Repurchase Agreements	0	158	0	158
Short-Term Notes	0	2,651	0	2,651
Japan Treasury Bills	0	966	0	966
PIMCO Short-Term Floating NAV Portfolios	1,752	0	0	1,752
	$1,752	$64,252	$1,192	$67,196
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	39	0	39
Foreign Exchange Contracts	0	212	0	212
Interest Rate Contracts	0	0	2	2
	$0	$251	$2	$253
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(22)	0	(22)
Foreign Exchange Contracts	0	(93)	0	(93)
Interest Rate Contracts	0	(7)	0	(7)

	$0	$(122)	$0	$(122)

Totals	$1,752	$64,381	$1,194	$67,327

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 12/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level [3]	Transfers out of Level [3]	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Corporate Bonds & Notes
Industrials	$51	$0	$(1)	$0	$0	$0	$0	$0	$50	$0
U.S. Government Agencies	766	0	(28)	0	0	0	0	0	738	0
Asset-Backed Securities	256	140	0	0	0	8	0	0	404	8

	$1,073	$140	$(29)	$0	$0	$8	$0	$0	$1,192	$8
Financial Derivative Instruments (7) – Assets
Interest Rate Contracts	$0	$0	$0	$0	$0	$2	$0	$0	$2	$2

Financial Derivative Instruments (7) – Liabilities
Interest Rate Contracts	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Totals	$1,073	$140	$(29)	$0	$0	$10	$0	$0	$1,194	$10

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Portfolio

March 31, 2012 (Unaudited)

		0000000000	0000000000
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
HCA, Inc.
3.720% due 03/31/2017		$4,400	$4,327
Petroleum Export Ltd.
3.474% due 12/20/2012		3,290	3,259
Springleaf Finance Corp.
5.500% due 05/10/2017		15,700	14,493
Texas Competitive Electric Holdings Co. LLC
4.743% due 10/10/2017		3,709	2,071

Total Bank Loan Obligations (Cost $26,587)			24,150

CORPORATE BONDS & NOTES 32.5%
BANKING & FINANCE 24.9%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,800	6,093
Ally Financial, Inc.
3.710% due 02/11/2014		6,100	6,039
3.874% due 06/20/2014		500	490
4.500% due 02/11/2014		500	502
5.500% due 02/15/2017		12,200	12,225
6.750% due 12/01/2014		200	211
6.875% due 08/28/2012		5,700	5,814
7.500% due 09/15/2020		900	975
8.300% due 02/12/2015		11,100	12,113
American Express Bank FSB
0.392% due 06/12/2012		500	500
6.000% due 09/13/2017		3,600	4,217
American Express Centurion Bank
5.550% due 10/17/2012		9,840	10,094
6.000% due 09/13/2017		3,900	4,568
American Express Co.
7.000% due 03/19/2018		42,000	51,613
American Express Credit Corp.
5.875% due 05/02/2013		700	736
6.625% due 09/24/2012	GBP	4,100	6,686
American General Institutional Capital
7.570% due 12/01/2045		$10,000	10,050
8.125% due 03/15/2046		3,200	3,280
American International Group, Inc.
4.900% due 06/02/2014	CAD	6,000	6,164
5.050% due 10/01/2015		$12,500	13,328
5.450% due 05/18/2017		1,100	1,185
5.600% due 10/18/2016		6,100	6,611
5.850% due 01/16/2018		30,400	33,134
6.250% due 03/15/2087		2,100	1,900
8.000% due 05/22/2068	EUR	12,900	16,800
8.175% due 05/15/2068		$3,000	3,190
8.250% due 08/15/2018		12,600	15,160
ANZ National International Ltd.
6.200% due 07/19/2013		12,600	13,243
Australia & New Zealand Banking Group Ltd.
1.373% due 05/08/2013		16,400	16,442
2.125% due 01/10/2014		1,400	1,417
Banco do Brasil S.A.
3.359% due 07/02/2014		7,600	7,541
Banco Santander Brasil S.A.
2.574% due 03/18/2014		1,000	982
4.250% due 01/14/2016		1,800	1,809
4.500% due 04/06/2015		13,100	13,394
Banco Santander Chile
1.811% due 04/20/2012		11,600	11,601
Bank of America Corp.
0.833% due 08/15/2016		2,800	2,384
1.973% due 01/30/2014		30,400	29,863
6.000% due 09/01/2017		7,000	7,631
6.500% due 08/01/2016		32,700	35,980
Bank of America N.A.
6.000% due 10/15/2036		2,100	2,079
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		2,100	2,208
Bank of Montreal
2.850% due 06/09/2015		7,200	7,594
Bank of Nova Scotia
1.650% due 10/29/2015		5,200	5,288
1.950% due 01/30/2017		500	506
Banque PSA Finance S.A.
2.368% due 04/04/2014		12,100	11,686

		0000000000	0000000000

Barclays Bank PLC
1.206% due 05/30/2017	EUR	2,400	3,169
5.450% due 09/12/2012		$40,000	40,754
6.000% due 01/23/2018	EUR	15,000	20,091
6.050% due 12/04/2017		$1,800	1,859
10.179% due 06/12/2021		2,080	2,467
BBVA Bancomer S.A.
4.500% due 03/10/2016		3,200	3,312
6.500% due 03/10/2021		6,400	6,704
7.250% due 04/22/2020		6,400	6,800
BBVA U.S. Senior S.A.U.
2.623% due 05/16/2014		39,700	38,731
Bear Stearns Cos. LLC
6.400% due 10/02/2017		27,900	32,515
7.250% due 02/01/2018		14,500	17,501
BNP Paribas S.A.
0.983% due 04/08/2013		7,100	7,043
1.482% due 01/10/2014		21,100	20,674
5.000% due 01/15/2021		4,300	4,346
5.186% due 06/29/2049		15,600	13,650
BPCE S.A.
2.375% due 10/04/2013		2,100	2,066
BRFkredit A/S
0.817% due 04/15/2013		21,800	21,810
CIT Group, Inc.
5.250% due 04/01/2014		2,200	2,258
Citigroup Capital
8.300% due 12/21/2077		19,500	19,734
Citigroup, Inc.
0.745% due 06/09/2016		13,100	11,509
1.353% due 02/15/2013		13,600	13,538
2.027% due 01/13/2014		13,400	13,327
2.510% due 08/13/2013		5,900	5,920
4.875% due 05/07/2015		6,100	6,329
5.300% due 10/17/2012		2,200	2,244
5.365% due 03/06/2036 (l)	CAD	4,700	3,859
5.500% due 08/27/2012		$5,500	5,600
5.500% due 04/11/2013		40,900	42,453
5.500% due 10/15/2014		5,400	5,797
5.625% due 08/27/2012		9,500	9,661
5.850% due 07/02/2013		1,400	1,465
6.125% due 05/15/2018		2,090	2,345
6.125% due 08/25/2036		6,000	5,769
8.500% due 05/22/2019		2,100	2,592
Countrywide Financial Corp.
5.800% due 06/07/2012 (g)		20,200	20,360
Credit Agricole Home Loan SFH
1.311% due 07/21/2014		31,000	30,401
Credit Agricole S.A.
2.011% due 01/21/2014		26,400	25,815
8.375% due 10/29/2049		2,700	2,524
Credit Suisse
2.200% due 01/14/2014		4,800	4,849
DBS Bank Ltd.
0.718% due 05/16/2017		1,000	997
Deutsche Bank AG
6.000% due 09/01/2017		3,600	4,091
Dexia Credit Local
0.880% due 03/05/2013		48,000	46,009
Dexia Credit Local S.A.
1.033% due 04/29/2014		21,700	20,240
DNB Bank ASA
3.200% due 04/03/2017 (a)		6,500	6,532
European Investment Bank
3.625% due 01/15/2021	EUR	800	1,146
4.625% due 04/15/2020		800	1,227
Export-Import Bank of India
2.620% due 03/30/2016		$5,000	4,848
Export-Import Bank of Korea
4.000% due 01/29/2021		5,500	5,438
4.125% due 09/09/2015		12,000	12,644
5.125% due 06/29/2020		3,600	3,875
5.875% due 01/14/2015		29,900	32,718
8.125% due 01/21/2014		5,000	5,533
FCE Bank PLC
7.125% due 01/15/2013	EUR	700	970
Fifth Third Bancorp
0.894% due 12/20/2016		$4,700	4,352
FIH Erhvervsbank A/S
0.844% due 06/13/2013		76,000	76,036
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		1,500	1,620
7.000% due 10/01/2013		500	534
7.000% due 04/15/2015		7,500	8,211
7.500% due 08/01/2012		17,500	17,767
8.000% due 06/01/2014		300	330

		0000000000	0000000000

8.000% due 12/15/2016		500	581
8.700% due 10/01/2014		3,600	4,080
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	7,900	10,547
General Electric Capital Corp.
5.500% due 09/15/2067		24,100	28,607
5.875% due 01/14/2038		$8,100	8,909
6.375% due 11/15/2067		14,800	15,133
6.875% due 01/10/2039		53,600	66,229
Golden West Financial Corp.
4.750% due 10/01/2012		5,000	5,104
Goldman Sachs Group, Inc.
1.376% due 05/23/2016	EUR	3,600	4,375
1.408% due 02/04/2013		1,400	1,857
1.492% due 01/30/2017		4,400	5,233
5.250% due 07/27/2021		$23,400	23,198
5.950% due 01/18/2018		17,300	18,654
6.125% due 02/14/2017	GBP	1,300	2,210
6.250% due 09/01/2017		$14,900	16,347
6.375% due 05/02/2018	EUR	5,000	7,276
6.750% due 10/01/2037		$3,300	3,226
GSPA Monetization Trust
6.422% due 10/09/2029		16,461	15,823
Hartford Financial Services Group, Inc.
8.125% due 06/15/2068		3,200	3,432
HBOS PLC
0.676% due 09/06/2017		7,700	5,710
HSBC Bank PLC
2.000% due 01/19/2014		2,900	2,912
HSBC Finance Corp.
1.583% due 04/05/2013	EUR	4,300	5,699
6.676% due 01/15/2021		$20,800	22,232
HSBC Holdings PLC
6.500% due 09/15/2037		2,900	3,256
7.625% due 05/17/2032		1,700	1,899
ING Bank NV
1.875% due 06/09/2014		7,200	7,128
2.000% due 10/18/2013		2,700	2,693
2.650% due 01/14/2013		1,300	1,307
International Lease Finance Corp.
5.000% due 09/15/2012		2,600	2,626
5.250% due 01/10/2013		2,680	2,720
5.750% due 05/15/2016		1,900	1,899
5.875% due 05/01/2013		1,000	1,027
6.375% due 03/25/2013		2,580	2,664
6.750% due 09/01/2016		4,500	4,843
Intesa Sanpaolo SpA
2.892% due 02/24/2014		11,600	11,321
IPIC GMTN Ltd.
5.000% due 11/15/2020		4,700	4,829
JPMorgan Chase & Co.
1.067% due 09/26/2013	EUR	900	1,197
1.224% due 05/02/2014		$75,100	75,274
6.000% due 01/15/2018		1,100	1,274
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,598
JPMorgan Chase Capital
6.450% due 01/15/2087		2,400	2,412
6.550% due 09/15/2066		1,200	1,212
Korea Finance Corp.
3.250% due 09/20/2016		2,400	2,424
LBG Capital PLC
7.588% due 05/12/2020	GBP	100	137
7.869% due 08/25/2020		200	275
7.875% due 11/01/2020		$4,800	4,368
8.000% due 12/29/2049		6,000	5,218
8.500% due 12/29/2049		1,100	902
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 ^		2,400	720
Lloyds TSB Bank PLC
2.911% due 01/24/2014		6,300	6,278
4.875% due 01/21/2016		6,200	6,433
5.800% due 01/13/2020		25,700	26,429
12.000% due 12/29/2049		32,700	34,245
Macquarie Group Ltd.
7.300% due 08/01/2014		22,075	23,672
Majapahit Holding BV
7.250% due 06/28/2017		4,700	5,452
7.750% due 10/17/2016		3,405	3,954
7.750% due 01/20/2020		3,100	3,751
8.000% due 08/07/2019		5,100	6,222
Merrill Lynch & Co., Inc.
6.150% due 04/25/2013		10,000	10,419
6.875% due 04/25/2018		17,800	19,808
Morgan Stanley
1.321% due 03/01/2013	EUR	13,000	17,157

		0000000000	0000000000

1.533% due 04/29/2013		$10,100	10,016
3.006% due 05/14/2013		23,100	23,282
5.950% due 12/28/2017		10,600	10,924
6.000% due 04/28/2015		38,480	40,304
7.300% due 05/13/2019		1,200	1,293
MUFG Capital Finance Ltd.
6.299% due 01/29/2049	GBP	3,500	5,537
National Australia Bank Ltd.
1.301% due 04/11/2014		$44,500	44,366
1.507% due 07/25/2014		5,700	5,723
5.350% due 06/12/2013		6,100	6,416
National Bank of Canada
2.200% due 10/19/2016		2,500	2,570
Nationwide Building Society
6.250% due 02/25/2020		9,300	9,652
Nordea Bank AB
2.125% due 01/14/2014		2,300	2,309
Nordea Eiendomskreditt A/S
1.003% due 04/07/2015		20,100	19,542
Pacific LifeCorp
6.000% due 02/10/2020		2,200	2,401
Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,200	5,434
Qatari Diar Finance QSC
5.000% due 07/21/2020		5,800	6,242
Rabobank Group
6.875% due 03/19/2020	EUR	21,900	28,259
11.000% due 12/29/2049		$975	1,245
RCI Banque S.A.
2.451% due 04/11/2014		41,600	40,233
Resona Bank Ltd.
5.850% due 09/29/2049		1,400	1,457
Royal Bank of Scotland Group PLC
1.211% due 09/29/2015		200	169
1.352% due 10/14/2016		300	243
3.875% due 10/19/2021	EUR	4,100	5,735
3.950% due 09/21/2015		$3,200	3,238
6.990% due 10/29/2049		21,900	17,958
Santander UK PLC
1.538% due 10/10/2017	EUR	28,700	30,234
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$2,400	2,488
5.499% due 07/07/2015		13,100	13,935
SLM Corp.
0.860% due 01/27/2014		1,650	1,577
1.206% due 06/17/2013	EUR	200	259
3.125% due 09/17/2012		5,200	6,943
4.875% due 12/17/2012	GBP	2,800	4,453
5.000% due 10/01/2013		$3,200	3,280
5.000% due 04/15/2015		5,000	5,092
5.125% due 08/27/2012		5,780	5,824
5.375% due 05/15/2014		500	517
6.250% due 01/25/2016		1,900	1,977
8.000% due 03/25/2020		14,500	15,696
8.450% due 06/15/2018		11,300	12,656
Societe Generale S.A.
1.631% due 04/11/2014		2,700	2,574
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	2,000	2,455
4.125% due 11/29/2013		10,000	11,480
SSIF Nevada LP
1.267% due 04/14/2014		$68,400	67,919
State Bank of India
4.500% due 07/27/2015		6,000	6,210
State Street Capital Trust
1.474% due 06/01/2077		1,000	740
5.464% due 01/29/2049		6,800	6,831
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		8,328	8,518
Stone Street Trust
5.902% due 12/15/2015		9,500	9,551
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		1,100	1,134
Temasek Financial Ltd.
4.300% due 10/25/2019		4,600	5,017
Turkiye Garanti Bankasi A/S
3.061% due 04/20/2016		3,100	2,906
UBS AG
1.553% due 01/28/2014		2,400	2,392
5.750% due 04/25/2018		4,600	5,042
5.875% due 12/20/2017		4,700	5,216
UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	318
USB Capital
3.500% due 10/29/2049		9,200	7,104

		0000000000	0000000000

Wachovia Corp.
1.220% due 02/13/2014	EUR	5,200	6,880
5.500% due 05/01/2013		$8,300	8,719
5.750% due 02/01/2018		16,600	19,319
Wells Fargo & Co.
4.558% due 05/10/2012	AUD	35,470	36,721
Wells Fargo Bank N.A.
4.750% due 02/09/2015		$10,000	10,734
Wells Fargo Capital
5.950% due 12/01/2086		25,100	25,579
Westpac Banking Corp.
1.047% due 07/16/2014		3,000	3,031
1.200% due 03/31/2014		22,200	22,191
3.585% due 08/14/2014		4,900	5,182
ZFS Finance USA Trust
5.875% due 05/09/2062		1,285	1,296

			2,424,240

INDUSTRIALS 5.6%
Altria Group, Inc.
7.750% due 02/06/2014		8,680	9,727
9.700% due 11/10/2018		6,400	8,706
Amgen, Inc.
1.875% due 11/15/2014		2,000	2,047
6.150% due 06/01/2018		1,200	1,439
Anheuser-Busch InBev Worldwide, Inc.
1.107% due 01/27/2014		32,400	32,583
4.125% due 01/15/2015		21,500	23,312
5.375% due 01/15/2020		21,500	25,300
AstraZeneca PLC
5.900% due 09/15/2017		2,500	2,999
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,840
Coca-Cola Enterprises, Inc.
1.125% due 11/12/2013		16,300	16,369
Codelco, Inc.
6.150% due 10/24/2036		700	849
Comcast Corp.
5.875% due 02/15/2018		1,700	2,014
CSN Islands Corp.
6.875% due 09/21/2019		3,000	3,425
CSN Resources S.A.
6.500% due 07/21/2020		20,600	23,175
Daimler Finance North America LLC
1.674% due 09/13/2013		8,000	8,036
Dolphin Energy Ltd.
5.888% due 06/15/2019		2,529	2,747
Dow Chemical Co.
6.000% due 10/01/2012		5,090	5,218
Ecopetrol S.A.
7.625% due 07/23/2019		4,600	5,715
El Paso Corp.
7.800% due 08/01/2031		900	1,025
7.875% due 06/15/2012		3,900	3,949
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		1,400	1,347
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		543	602
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		1,500	1,602
General Mills, Inc.
6.470% due 10/15/2022		61,750	63,430
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,900	2,199
Gerdau Trade, Inc.
5.750% due 01/30/2021		5,100	5,428
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,620
HCA, Inc.
6.500% due 02/15/2020		5,600	5,894
7.875% due 02/15/2020		600	662
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		3,600	3,831
International Business Machines Corp.
5.700% due 09/14/2017		2,400	2,893
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		12,900	15,081
Kraft Foods, Inc.
2.625% due 05/08/2013		17,990	18,340
Noble Group Ltd.
4.875% due 08/05/2015		4,800	4,836
6.625% due 08/05/2020		5,000	4,943
6.750% due 01/29/2020		7,100	7,064
Novatek Finance Ltd.
5.326% due 02/03/2016		2,500	2,641

		0000000000	0000000000

Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		15,386	16,463
Oracle Corp.
5.750% due 04/15/2018		12,900	15,699
Pearson Dollar Finance PLC
5.500% due 05/06/2013		5,000	5,237
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	200	276
7.500% due 12/18/2013	GBP	200	347
Petrobras International Finance Co.
7.875% due 03/15/2019		$38,300	47,433
PPG Industries, Inc.
1.900% due 01/15/2016		8,700	8,747
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		12,155	11,738
Reynolds American, Inc.
7.250% due 06/01/2012		5,000	5,047
Rohm and Haas Co.
6.000% due 09/15/2017		3,700	4,264
Teva Pharmaceutical Finance Co. BV
1.423% due 11/08/2013		7,000	7,071
Total Capital S.A.
4.450% due 06/24/2020		2,600	2,818
Union Pacific Corp.
4.163% due 07/15/2022		12,075	13,068
UnitedHealth Group, Inc.
4.875% due 02/15/2013		5,200	5,389
Vale Overseas Ltd.
4.625% due 09/15/2020		2,000	2,113
5.625% due 09/15/2019		16,600	18,628
6.250% due 01/23/2017		1,300	1,504
6.875% due 11/21/2036		1,300	1,510
6.875% due 11/10/2039		5,300	6,200
Vivendi S.A.
5.750% due 04/04/2013		14,800	15,356
Volkswagen International Finance NV
0.918% due 10/01/2012		27,500	27,530

			540,326

UTILITIES 2.0%
AES Corp.
7.375% due 07/01/2021		1,500	1,665
AT&T, Inc.
4.950% due 01/15/2013		5,200	5,378
5.500% due 02/01/2018		5,200	6,133
Carolina Power & Light Co.
6.500% due 07/15/2012		2,325	2,364
CenturyLink, Inc.
5.800% due 03/15/2022		2,000	1,956
Cleco Power LLC
6.000% due 12/01/2040		19,500	21,379
DTE Energy Co.
1.180% due 06/03/2013		4,700	4,719
Entergy Corp.
3.625% due 09/15/2015		12,200	12,415
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		1,900	2,000
6.212% due 11/22/2016		1,200	1,312
7.343% due 04/11/2013		1,700	1,787
8.146% due 04/11/2018		6,700	7,888
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		700	796
10.500% due 03/25/2014		800	911
Korea Electric Power Corp.
5.125% due 04/23/2034		90	93
NGPL PipeCo LLC
6.514% due 12/15/2012		5,800	5,598
NRG Energy, Inc.
8.250% due 09/01/2020		3,000	2,970
Petroleos Mexicanos
5.500% due 01/21/2021		17,200	19,049
6.500% due 06/02/2041		29,000	32,770
Public Service Electric & Gas Co.
5.300% due 05/01/2018		11,600	13,741
Qtel International Finance Ltd.
3.375% due 10/14/2016		11,300	11,509
4.750% due 02/16/2021		4,200	4,363
Qwest Corp.
3.724% due 06/15/2013		10,841	11,021
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		2,600	2,821
6.750% due 09/30/2019		2,000	2,365
TNK-BP Finance S.A.
6.625% due 03/20/2017		1,000	1,108
7.875% due 03/13/2018		5,700	6,669

	0000000000	0000000000

Verizon Communications, Inc.
5.250% due 04/15/2013	1,500	1,573
Virginia Electric and Power Co.
4.750% due 03/01/2013	1,000	1,037
Vodafone Group PLC
5.000% due 12/16/2013	3,960	4,236

		191,626

Total Corporate Bonds & Notes (Cost $3,053,219)		3,156,192

MUNICIPAL BONDS & NOTES 3.7%
CALIFORNIA 1.7%
Acalanes Union High School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2046	9,300	969
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	2,200	2,658
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	2,700	3,597
7.043% due 04/01/2050	8,600	11,458
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,200	2,605
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	5,100	6,484
7.550% due 04/01/2039	2,000	2,597
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	5,800	7,606
7.700% due 11/01/2030	100	118
7.950% due 03/01/2036	29,300	33,994
Fresno County, California Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
0.000% due 08/15/2024	3,000	1,530
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	967
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,200	9,905
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,200	1,495
7.618% due 08/01/2040	1,800	2,319
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	2,700	3,694
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	11,800	12,759
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,100	10,417
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	2,000	2,342
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,300	1,515
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	452
7.021% due 08/01/2040	700	790
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	4,185	4,200
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	26,285	35,504
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,500	1,134
5.125% due 06/01/2046	655	480
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	1,000	1,014
6.398% due 05/15/2031	1,200	1,430
6.548% due 05/15/2048	4,700	5,899

		169,932

COLORADO 0.0%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	3,900	4,117

CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	17,300	20,833

FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	5,100	5,292

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,718

	0000000000	0000000000

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	850	807

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	6,500	7,458

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	4,100	5,414

NEW JERSEY 0.5%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.474% due 06/15/2013	15,900	15,917
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	24,500	34,671
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,900	2,197

		52,785

NEW YORK 0.5%
JP Morgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
8.386% due 06/15/2031	5,130	6,329
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	26,300	30,927
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	2,100	2,682
6.282% due 06/15/2042	2,100	2,402
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	2,500	2,952

		45,292

OHIO 0.1%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	5,800	8,014
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	77
6.500% due 06/01/2047	3,600	2,957

		11,048

TEXAS 0.4%
JP Morgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
8.428% due 02/15/2031	3,390	4,272
JP Morgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
8.375% due 02/01/2027	2,575	3,239
8.459% due 10/01/2031	6,240	8,180
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	14,800	18,139
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	2,500	2,919

		36,749

Total Municipal Bonds & Notes (Cost $296,753)		362,445

U.S. GOVERNMENT AGENCIES 55.3%
Fannie Mae
0.302% due 12/25/2036 - 07/25/2037	4,170	4,046
0.492% due 05/25/2037	1,486	1,480
0.552% due 04/25/2037	4,261	4,251
0.592% due 03/25/2044	2,603	2,536
0.652% due 09/25/2035	1,984	1,967
0.692% due 09/25/2035	8,728	8,730
0.942% due 10/25/2037	2,236	2,250
1.125% due 04/27/2017	29,000	28,841
1.142% due 07/25/2039	2,227	2,253
1.250% due 01/30/2017	31,700	31,799
1.375% due 11/15/2016	300	304
1.382% due 06/01/2043 - 07/01/2044	2,667	2,687
1.582% due 09/01/2040	17	17
1.719% due 04/01/2035	1,378	1,427
1.723% due 04/01/2035	2,542	2,632
2.178% due 08/01/2035	1,656	1,746
2.333% due 09/01/2039	29	30
2.340% due 01/01/2025	13	13
2.342% due 11/01/2025	1	1
2.475% due 05/15/2019	14,800	14,972
2.490% due 05/25/2035	462	480

	0000000000	0000000000

3.000% due 04/01/2027 - 05/01/2027	129,000	133,333
3.330% due 11/01/2021	1,392	1,487
3.500% due 11/01/2025 - 05/01/2042	432,526	444,576
3.893% due 10/01/2032	702	715
4.000% due 04/01/2023 - 05/01/2042	714,479	749,313
4.083% due 11/01/2035	143	148
4.500% due 04/01/2023 - 05/01/2042	1,631,518	1,736,911
4.517% due 12/01/2036	1,201	1,265
4.668% due 09/01/2034	936	1,006
4.974% due 09/01/2035	613	655
5.000% due 02/13/2017 - 05/01/2042	671,950	725,479
5.174% due 08/01/2035	922	989
5.250% due 09/15/2016	1,100	1,303
5.375% due 07/15/2016 - 06/12/2017	9,400	11,204
5.500% due 09/01/2017 - 05/01/2042	498,541	543,599
6.000% due 09/01/2016 - 01/01/2039	237,044	261,835
6.500% due 11/01/2034	68	77
7.000% due 04/25/2023 - 06/01/2032	1,217	1,423
Federal Housing Administration
7.430% due 01/25/2023	38	38
Freddie Mac
0.392% due 07/15/2019	2,622	2,617
0.542% due 05/15/2036	2,866	2,862
0.692% due 11/15/2030	15	15
0.742% due 09/15/2030	14	14
0.942% due 08/15/2037	29,356	29,549
0.962% due 05/15/2037	838	840
1.000% due 07/30/2014 - 03/08/2017	100,900	100,335
1.250% due 05/12/2017	11,100	11,093
1.369% due 02/25/2045	397	379
2.000% due 08/25/2016	900	936
2.375% due 01/13/2022	5,900	5,802
2.496% due 01/01/2028	1	1
2.594% due 07/01/2027	1	1
2.606% due 07/01/2030	1	1
3.750% due 03/27/2019	200	225
4.000% due 04/01/2042 - 05/01/2042	147,000	153,567
4.500% due 03/01/2029 - 04/01/2042	264,847	281,083
4.875% due 06/13/2018	2,500	2,985
5.250% due 04/18/2016	600	702
5.500% due 08/23/2017 - 10/01/2038	17,218	18,893
6.000% due 07/01/2016 - 05/01/2042	29,590	32,689
6.500% due 03/01/2013 - 10/01/2037	268	292
7.000% due 06/15/2023	695	807
7.500% due 07/15/2030 - 03/01/2032	137	165
8.500% due 08/01/2024	8	9
Ginnie Mae
0.742% due 09/20/2030	11	11
0.842% due 02/16/2030	119	120
1.625% due 10/20/2029 - 11/20/2029	118	122
1.750% due 02/20/2032	264	274
2.000% due 07/20/2030	5	5
2.375% due 04/20/2026 - 05/20/2030	54	56
6.000% due 12/15/2038 - 11/15/2039	199	224
Small Business Administration
5.130% due 09/01/2023	38	42
6.290% due 01/01/2021	66	72
7.500% due 04/01/2017	255	279

Total U.S. Government Agencies (Cost $5,324,518)		5,374,885

U.S. TREASURY OBLIGATIONS 27.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016	2,465	2,605
0.125% due 01/15/2022	26,038	26,660
0.625% due 07/15/2021	38,719	41,895
1.125% due 01/15/2021	47,146	53,076
1.250% due 07/15/2020	20,579	23,505
1.750% due 01/15/2028 (h)	67,622	80,745
2.000% due 01/15/2026	44,767	54,889
2.125% due 01/15/2019	34,839	41,703
2.375% due 01/15/2025	30,423	38,711
2.375% due 01/15/2027	5,170	6,636
2.500% due 01/15/2029 (h)	29,666	39,178
2.625% due 07/15/2017	34,534	41,538
3.625% due 04/15/2028	19,199	28,342
3.875% due 04/15/2029	47,293	72,897
U.S. Treasury Notes
0.250% due 03/31/2014 (a)	313,000	312,487
0.250% due 02/15/2015 (f)	1,600	1,589
0.875% due 12/31/2016 (f)	56,700	56,403
0.875% due 01/31/2017	306,200	304,334
0.875% due 02/28/2017 (g)	214,300	212,777
1.250% due 02/15/2014 (f)	166,600	169,437
1.375% due 11/30/2018 (f)	272,500	269,860
1.375% due 12/31/2018	193,600	191,513

		0000000000	0000000000

1.375% due 02/28/2019		10,100	9,954
1.500% due 08/31/2018 (f)(i)		381,400	382,294
2.625% due 08/15/2020		89,300	94,121
2.625% due 11/15/2020		69,100	72,641
2.750% due 02/15/2019		2,400	2,585
3.000% due 02/28/2017		900	985
3.125% due 05/15/2019		2,200	2,422
3.375% due 11/15/2019		22,300	24,889
3.500% due 05/15/2020		24,800	27,888
3.625% due 08/15/2019		3,700	4,198

Total U.S. Treasury Obligations (Cost $2,686,883)			2,692,757

MORTGAGE-BACKED SECURITIES 4.9%
American Home Mortgage Investment Trust
2.241% due 02/25/2045		1,582	1,293
Arran Residential Mortgages Funding PLC
2.241% due 11/19/2047	EUR	56,377	75,041
2.251% due 05/16/2047		1,721	2,296
2.451% due 05/16/2047		11,300	15,053
Banc of America Funding Corp.
2.667% due 05/25/2035		$2,305	2,313
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		1,986	1,858
Banc of America Mortgage Securities, Inc.
2.879% due 05/25/2033		2,754	2,506
6.500% due 10/25/2031		240	249
6.500% due 09/25/2033		128	135
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.451% due 01/15/2049		11,600	13,121
5.724% due 02/10/2051		3,200	3,644
5.731% due 05/10/2045		6,400	7,307
BCAP LLC Trust
5.564% due 03/26/2037		1,400	1,054
Bear Stearns Adjustable Rate Mortgage Trust
2.625% due 04/25/2033		386	369
2.808% due 11/25/2034		5,474	4,666
2.814% due 01/25/2035		1,230	1,092
2.836% due 07/25/2034		1,923	1,537
2.888% due 02/25/2033		62	55
2.920% due 01/25/2034		938	927
2.954% due 11/25/2030		2	3
3.207% due 11/25/2034		1,473	1,467
5.703% due 02/25/2033		48	48
Bear Stearns Alt-A Trust
2.809% due 05/25/2035		3,918	3,120
2.826% due 09/25/2035		2,343	1,561
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	1,081
5.471% due 01/12/2045		2,800	3,186
5.700% due 06/11/2050		9,400	10,786
5.703% due 06/11/2050		8,600	9,044
Bear Stearns Structured Products, Inc.
2.749% due 01/26/2036		4,777	2,817
2.845% due 12/26/2046		2,715	1,547
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035		877	787
4.288% due 05/25/2035		3,259	2,911
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		3,000	3,293
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		4,900	5,509
Countrywide Alternative Loan Trust
0.422% due 05/25/2047		3,593	2,144
Countrywide Home Loan Mortgage Pass-Through Trust
2.595% due 02/20/2036		1,097	808
2.746% due 11/25/2034		3,640	3,025
2.776% due 02/20/2035		6,293	5,214
Credit Suisse First Boston Mortgage Securities Corp.
4.871% due 06/25/2032		21	19
Credit Suisse Mortgage Capital Certificates
5.663% due 03/15/2039		900	991
European Loan Conduit
1.207% due 05/15/2019	EUR	739	845
Extended Stay America Trust
2.951% due 11/05/2027		$25,938	26,261
First Horizon Alternative Mortgage Securities
2.583% due 09/25/2035		123	83
First Horizon Asset Securities, Inc.
2.623% due 10/25/2035		7,867	5,964
First Nationwide Trust
6.750% due 08/21/2031		3	3
Granite Master Issuer PLC
0.342% due 12/20/2054		4,541	4,358
0.866% due 12/20/2054	GBP	4,580	7,013

		0000000000	0000000000

Granite Mortgages PLC
1.133% due 09/20/2044	EUR	485	627
1.416% due 09/20/2044	GBP	3,861	5,968
1.470% due 01/20/2044		736	1,138
1.584% due 01/20/2044	EUR	485	628
Greenpoint Mortgage Funding Trust
0.322% due 10/25/2046		$293	279
0.322% due 01/25/2047 ^		223	217
Greenpoint Mortgage Pass-Through Certificates
3.103% due 10/25/2033		2,218	1,952
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		400	434
5.317% due 06/10/2036		915	977
5.444% due 03/10/2039		4,400	4,860
GS Mortgage Securities Corp.
1.103% due 03/06/2020		6,303	6,260
5.396% due 08/10/2038		905	978
GSR Mortgage Loan Trust
2.659% due 09/25/2035		10,133	9,880
5.132% due 11/25/2035		3,528	3,400
Harborview Mortgage Loan Trust
0.432% due 01/19/2038		8,539	5,552
0.462% due 05/19/2035		805	513
2.799% due 07/19/2035		3,266	2,375
Holmes Master Issuer PLC
2.581% due 10/15/2054	EUR	6,300	8,423
Indymac ARM Trust
1.785% due 01/25/2032		$3	2
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		12,600	13,450
4.158% due 01/12/2039		5,541	5,769
5.336% due 05/15/2047		6,800	7,475
5.420% due 01/15/2049		20,956	23,326
5.882% due 02/15/2051		2,300	2,589
JPMorgan Mortgage Trust
2.762% due 08/25/2034		15,425	14,499
5.015% due 02/25/2035		1,436	1,448
5.750% due 01/25/2036		2,178	2,046
Merrill Lynch Floating Trust
0.780% due 07/09/2021		12,197	11,726
Merrill Lynch Mortgage Investors, Inc.
0.452% due 02/25/2036		3,192	2,323
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	5,943
MLCC Mortgage Investors, Inc.
0.492% due 11/25/2035		522	432
1.244% due 10/25/2035		1,164	1,007
2.297% due 04/25/2035		14,827	13,247
Morgan Stanley Capital
0.302% due 10/15/2020		107	107
5.610% due 04/15/2049		10,668	10,970
5.809% due 12/12/2049		600	690
5.882% due 06/11/2049		3,100	3,510
Morgan Stanley Re-REMIC Trust
5.787% due 08/12/2045		2,200	2,492
Prime Mortgage Trust
0.642% due 02/25/2019		26	25
0.642% due 02/25/2034		358	324
Residential Funding Mortgage Securities
6.500% due 03/25/2032		268	282
Sovereign Commercial Mortgage Securities Trust
5.904% due 07/22/2030		820	843
Structured Adjustable Rate Mortgage Loan Trust
5.336% due 07/25/2035		867	741
Structured Asset Mortgage Investments, Inc.
0.492% due 07/19/2035		5,036	4,504
0.902% due 09/19/2032		95	86
Structured Asset Securities Corp.
2.317% due 07/25/2032		8	8
2.545% due 02/25/2032		13	13
Suntrust Adjustable Rate Mortgage Loan Trust
5.807% due 02/25/2037		9,149	6,432
Thornburg Mortgage Securities Trust
6.145% due 10/25/2046		17,181	16,801
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		6,392	6,053
0.332% due 09/15/2021		10,154	9,771
5.308% due 11/15/2048		2,000	2,244
WaMu Mortgage Pass-Through Certificates
0.532% due 10/25/2045		856	689
1.359% due 11/25/2042		374	326
1.559% due 08/25/2042		974	795
Wells Fargo Mortgage-Backed Securities Trust
2.631% due 03/25/2036		4,204	3,654
2.639% due 12/25/2034		2,257	2,256
2.648% due 01/25/2035		3,064	2,901

Total Mortgage-Backed Securities (Cost $476,140)			474,664

		0000000000	0000000000

ASSET-BACKED SECURITIES 1.9%
ACE Securities Corp.
0.292% due 12/25/2036		16	16
Amortizing Residential Collateral Trust
0.782% due 06/25/2032		180	148
Bank of America Auto Trust
3.520% due 06/15/2016		28,022	28,382
Bear Stearns Asset-Backed Securities Trust
0.322% due 10/25/2036		256	237
0.332% due 06/25/2047		679	656
Citibank Omni Master Trust
2.342% due 05/16/2016		44,026	44,137
Credit-Based Asset Servicing and Securitization LLC
0.302% due 11/25/2036		209	80
EMC Mortgage Loan Trust
0.612% due 05/25/2040		299	257
Fremont Home Loan Trust
0.302% due 01/25/2037		114	110
Gulf Stream Compass CLO Ltd.
1.021% due 08/27/2015		653	651
Hillmark Funding
0.743% due 05/21/2021		24,100	22,454
HSBC Home Equity Loan Trust
0.532% due 01/20/2034		4,435	4,072
JPMorgan Mortgage Acquisition Corp.
0.302% due 03/25/2047		1,763	1,473
Katonah Ltd.
0.933% due 05/18/2015		4,556	4,522
Long Beach Mortgage Loan Trust
0.802% due 10/25/2034		156	126
Marathon Financing BV
0.953% due 10/05/2026		1,298	1,271
Nelnet Student Loan Trust
0.534% due 12/22/2016		683	682
Penta CLO S.A.
1.917% due 06/04/2024	EUR	2,324	2,784
Plymouth Rock CLO Ltd.
1.998% due 02/16/2019		$14,993	14,958
Sagamore CLO Ltd.
1.107% due 10/15/2015		912	901
Securitized Asset-Backed Receivables LLC
0.372% due 05/25/2037 ^		2,448	1,263
Sherwood Castle Funding PLC
1.086% due 03/15/2016	EUR	12,000	15,563
SLM Student Loan Trust
1.136% due 12/15/2023		19,612	24,493
2.892% due 12/16/2019		$1,900	1,933
3.500% due 08/17/2043		4,984	4,900
Structured Asset Securities Corp.
0.822% due 01/25/2033		50	42
Wind River CLO Ltd.
0.804% due 12/19/2016		10,834	10,456

Total Asset-Backed Securities (Cost $194,140)			186,567

SOVEREIGN ISSUES 3.7%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	2,300	3,214
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	6,325	3,377
10.000% due 01/01/2021		43	22
Canada Government Bond
0.875% due 02/14/2017		$1,100	1,088
Canada Housing Trust
2.650% due 03/15/2022	CAD	7,000	7,021
3.350% due 12/15/2020		7,100	7,593
3.750% due 03/15/2020		25,100	27,623
3.800% due 06/15/2021		16,800	18,564
Export-Import Bank of China
4.875% due 07/21/2015		$900	983
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (c)	EUR	10,020	11,632
Korea Development Bank
8.000% due 01/23/2014		$3,000	3,314
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,100	2,220
Mexico Government International Bond
5.750% due 10/12/2110		10,500	10,841
6.000% due 06/18/2015	MXN	401,600	32,329
6.250% due 06/16/2016		132,000	10,727
Panama Government International Bond
7.250% due 03/15/2015		$1,600	1,857

		0000000000	0000000000

Province of British Columbia Canada
3.250% due 12/18/2021	CAD	600	615
4.300% due 06/18/2042		700	802
Province of Ontario Canada
1.600% due 09/21/2016		$300	303
1.875% due 09/15/2015		300	308
3.000% due 07/16/2018		2,600	2,755
3.150% due 06/02/2022	CAD	17,900	17,994
4.000% due 10/07/2019		$1,000	1,117
4.000% due 06/02/2021	CAD	40,400	43,706
4.200% due 03/08/2018		2,100	2,320
4.200% due 06/02/2020		16,500	18,150
4.300% due 03/08/2017		8,400	9,276
4.400% due 06/02/2019		8,000	8,928
4.400% due 04/14/2020		$300	344
4.600% due 06/02/2039	CAD	3,900	4,569
4.700% due 06/02/2037		6,300	7,429
5.500% due 06/02/2018		2,300	2,708
Province of Quebec Canada
2.750% due 08/25/2021		$5,500	5,530
3.500% due 07/29/2020		3,000	3,229
3.500% due 12/01/2022	CAD	19,800	20,360
4.250% due 12/01/2021		36,700	40,285
4.500% due 12/01/2016		300	333
4.500% due 12/01/2017		4,200	4,697
4.500% due 12/01/2018		5,400	6,054
4.500% due 12/01/2019		1,600	1,793
4.500% due 12/01/2020		3,500	3,919
Russia Government International Bond
3.250% due 04/04/2017 (a)		$6,600	6,616
3.625% due 04/29/2015		1,200	1,251
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		200	207
5.450% due 11/22/2017		2,600	2,698

Total Sovereign Issues (Cost $354,984)			360,701

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Wells Fargo & Co.
7.500% due 12/31/2049		31,000	34,618

Total Convertible Preferred Securities (Cost $34,437)			34,618

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup, Inc.
6.150% due 12/15/2012		122,000	677
DG Funding Trust
2.829% due 12/31/2049		1,239	9,276

Total Preferred Securities (Cost $13,878)			9,953

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.6%
CERTIFICATES OF DEPOSIT 1.9%
Abbey National Treasury Services PLC
1.824% due 06/10/2013		$41,500	40,954
Banco Bradesco S.A.
1.955% due 01/24/2013		6,100	6,147
Banco do Brasil S.A.
0.000% due 05/15/2012		39,700	39,639
Bank of Nova Scotia
0.865% due 10/18/2012		24,400	24,435
Intesa Sanpaolo SpA
2.375% due 12/21/2012		31,000	30,506
Itau Unibanco Holding S.A.
0.000% due 05/09/2012		27,500	27,454
0.000% due 05/10/2012		17,700	17,670

			186,805

		0000000000	0000000000

REPURCHASE AGREEMENTS 4.9%
Morgan Stanley & Co., Inc.
0.120% due 04/02/2012		6,700	6,700
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $6,807. Repurchase proceeds are $6,700.)
RBS Securities, Inc.
0.100% due 04/02/2012		300,800	300,800
(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 4.375% due 05/15/2041 valued at $301,858. Repurchase proceeds are $300,803.)
State Street Bank and Trust Co.
0.010% due 04/02/2012		4,560	4,560
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.125% due 06/15/2013 valued at $4,653. Repurchase proceeds are $4,560.)
UBS Securities LLC
0.100% due 04/02/2012		168,000	168,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 2.250% - 2.750% due 05/31/2014 - 11/30/2016 valued at $171,377. Repurchase proceeds are $168,001.)

			480,060

MEXICO TREASURY BILLS 0.2%
4.454% due 05/10/2012 (b)	MXN	214,000	16,650

U.S. TREASURY BILLS 0.2%
0.163% due 09/13/2012 - 03/07/2013 (b)(e)(f)		$18,000	17,984

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 4.4%
PIMCO Short-Term Floating NAV Portfolio		25,073,442	251,261
PIMCO Short-Term Floating NAV Portfolio III		17,343,298	173,520

			424,781

Total Short-Term Instruments (Cost $1,127,375)			1,126,280

Total Investments 141.9% (Cost $13,588,914)			$13,803,212
Written Options (k) (0.1%) (Premiums $34,918)			(11,650)
Other Assets and Liabilities (Net) (41.8%)			(4,067,240)

Net Assets 100.0%			$9,724,322

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $391 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2012.

(f)	Securities with an aggregate market value of $22,748 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $271,659 at a weighted average interest rate of (0.144%). On March 31, 2012, securities valued at $356,994 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $8,223 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2014	523	$209
U.S. Treasury 5-Year Note June Futures	Long	06/2012	3,288	(2,370)
U.S. Treasury 10-Year Note June Futures	Long	06/2012	4,692	(7,622)

				$(9,783)

(i)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $32,168 and cash of $13 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$185,300	$(441)	$(435)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	34,800	(9,016)	120
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	242,900	16,553	12,073

					$7,096	$11,758

(j)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	2.003%	$5,100	$97	$143	$(46)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	2.003%	6,000	114	176	(62)

							$211	$319	$(108)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	06/20/2012	2.498%	$10,600	$79	$0	$79
American International Group, Inc.	UAG	1.000%	12/20/2020	2.223%	100	(8)	(22)	14
ArcelorMittal	FBF	1.000%	06/20/2016	4.361%	3,500	(439)	(177)	(262)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.039%	5,300	(4)	(94)	90
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	0.606%	3,900	11	0	11
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	1.039%	2,600	(2)	(46)	44
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	1.039%	2,600	(2)	(47)	45
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.924%	700	2	(6)	8
Brazil Government International Bond	BRC	1.000%	12/20/2012	0.427%	7,600	35	12	23
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.876%	1,000	5	(14)	19
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.924%	2,300	7	(20)	27
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.000%	1,300	0	(9)	9
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.032%	21,600	(20)	(31)	11
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.132%	31,000	(175)	(781)	606

Brazil Government International Bond	CBK	1.000%	09/20/2015	0.924%		1,000	3	(16)	19
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.032%		51,100	(48)	(156)	108
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.876%		6,600	29	(70)	99
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.032%		8,100	(8)	(20)	12
Brazil Government International Bond	FBF	1.000%	06/20/2015	0.876%		8,200	35	(209)	244
Brazil Government International Bond	FBF	1.000%	09/20/2015	0.924%		5,500	16	(69)	85
Brazil Government International Bond	GST	1.000%	06/20/2015	0.876%		900	4	(12)	16
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.924%		3,300	10	(33)	43
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.032%		25,400	(24)	(37)	13
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.876%		10,900	46	(120)	166
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.924%		3,300	9	(34)	43
Brazil Government International Bond	JPM	1.000%	09/20/2016	1.085%		5,300	(18)	(31)	13
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.212%		12,600	(129)	(117)	(12)
Brazil Government International Bond	MYC	1.000%	06/20/2015	0.876%		1,500	6	(15)	21
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.924%		700	2	(7)	9
China Government International Bond	BPS	1.000%	03/20/2016	0.868%		500	3	6	(3)
China Government International Bond	BRC	1.000%	03/20/2016	0.868%		1,000	6	12	(6)
China Government International Bond	CBK	1.000%	06/20/2016	0.911%		13,200	53	142	(89)
China Government International Bond	DUB	1.000%	06/20/2016	0.911%		6,900	28	76	(48)
China Government International Bond	DUB	1.000%	09/20/2016	0.977%		2,000	3	11	(8)
China Government International Bond	FBF	1.000%	03/20/2015	0.657%		5,000	53	24	29
China Government International Bond	GST	1.000%	09/20/2016	0.977%		800	1	4	(3)
China Government International Bond	JPM	1.000%	06/20/2016	0.911%		5,500	22	59	(37)
China Government International Bond	JPM	1.000%	09/20/2016	0.977%		4,300	6	25	(19)
China Government International Bond	MYC	1.000%	09/20/2016	0.977%		2,100	3	11	(8)
China Government International Bond	RYL	1.000%	06/20/2016	0.911%		5,100	21	54	(33)
China Government International Bond	RYL	1.000%	09/20/2016	0.977%		1,400	2	10	(8)
China Government International Bond	UAG	1.000%	09/20/2016	0.977%		700	1	4	(3)
Citigroup, Inc.	JPM	1.000%	09/20/2012	0.814%		3,600	4	(20)	24
Credit Agricole S.A.	BOA	1.000%	06/20/2016	4.534%	EUR	6,900	(1,214)	(725)	(489)
Dell, Inc.	GST	1.000%	06/20/2018	1.299%		$6,200	(105)	(104)	(1)
France Government Bond	BOA	0.250%	03/20/2016	1.423%		11,600	(518)	(371)	(147)
France Government Bond	BRC	0.250%	03/20/2016	1.423%		2,200	(99)	(82)	(17)
France Government Bond	BRC	0.250%	09/20/2016	1.526%		1,300	(70)	(79)	9
France Government Bond	DUB	0.250%	03/20/2016	1.423%		1,100	(50)	(45)	(5)
France Government Bond	GST	0.250%	03/20/2016	1.423%		21,500	(960)	(649)	(311)
France Government Bond	GST	0.250%	06/20/2016	1.463%		21,200	(1,037)	(554)	(483)
France Government Bond	HUS	0.250%	09/20/2016	1.526%		2,300	(124)	(117)	(7)
France Government Bond	MYC	0.250%	03/20/2016	1.423%		700	(31)	(24)	(7)
France Government Bond	MYC	0.250%	09/20/2016	1.526%		3,600	(195)	(170)	(25)
France Government Bond	RYL	0.250%	12/20/2015	1.378%		2,100	(85)	(42)	(43)
France Government Bond	RYL	0.250%	03/20/2016	1.423%		50,600	(2,261)	(1,530)	(731)
France Government Bond	UAG	0.250%	09/20/2015	1.326%		1,400	(51)	(37)	(14)
France Government Bond	UAG	0.250%	03/20/2016	1.423%		3,000	(134)	(121)	(13)
General Electric Capital Corp.	CBK	3.850%	03/20/2014	0.846%		5,000	302	0	302
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.779%		11,100	778	0	778
Indonesia Government International Bond	BOA	1.000%	06/20/2016	1.346%		18,800	(258)	(349)	91
Indonesia Government International Bond	BOA	1.000%	09/20/2016	1.441%		700	(13)	(11)	(2)
Indonesia Government International Bond	BOA	1.000%	06/20/2021	2.138%		7,500	(653)	(539)	(114)
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.140%		1,100	(5)	(26)	21
Indonesia Government International Bond	DUB	1.000%	06/20/2017	1.665%		5,300	(171)	(156)	(15)
Indonesia Government International Bond	JPM	1.000%	06/20/2017	1.665%		18,500	(598)	(553)	(45)
Indonesia Government International Bond	MYC	1.000%	09/20/2016	1.441%		5,300	(99)	(79)	(20)
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.441%		2,400	(45)	(38)	(7)
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.665%		3,200	(104)	(99)	(5)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.781%		1,200	11	17	(6)
Japan Government International Bond	BOA	1.000%	06/20/2017	1.000%		9,300	3	(14)	17
Japan Government International Bond	GST	1.000%	12/20/2015	0.737%		5,700	57	139	(82)
Japan Government International Bond	GST	1.000%	06/20/2016	0.819%		9,400	74	96	(22)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.781%		2,500	22	22	0
Japan Government International Bond	JPM	1.000%	06/20/2017	1.000%		15,500	5	(27)	32
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	1.797%		500	(15)	(14)	(1)
Kinder Morgan Energy Partners LP	GST	1.000%	03/20/2018	1.788%		7,900	(338)	(323)	(15)
MetLife, Inc.	BOA	1.000%	12/20/2014	1.565%		10,800	(158)	(143)	(15)
MetLife, Inc.	BOA	1.000%	09/20/2015	1.801%		7,500	(198)	(492)	294
MetLife, Inc.	BOA	1.000%	12/20/2015	1.861%		18,100	(548)	(865)	317
MetLife, Inc.	CBK	1.000%	12/20/2015	1.861%		6,900	(209)	(251)	42
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.872%		400	2	(6)	8
Mexico Government International Bond	BPS	1.000%	06/20/2017	1.172%		8,400	(70)	(63)	(7)
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.782%		5,500	37	(124)	161
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.782%		3,600	24	(83)	107
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.872%		1,200	6	(18)	24
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.954%		16,600	36	(122)	158
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.987%		40,900	35	99	(64)
Mexico Government International Bond	FBF	1.000%	06/20/2017	1.172%		6,100	(50)	(48)	(2)
Mexico Government International Bond	JPM	0.920%	03/20/2016	0.955%		1,200	(1)	0	(1)
Mexico Government International Bond	MYC	1.000%	09/20/2016	1.042%		7,100	(11)	(33)	22
Mexico Government International Bond	MYC	1.000%	06/20/2017	1.172%		7,200	(59)	(55)	(4)
Mexico Government International Bond	RYL	1.000%	09/20/2015	0.872%		5,400	25	(63)	88
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.872%		600	3	(8)	11
Morgan Stanley	CBK	1.000%	06/20/2013	2.397%		3,500	(58)	(209)	151
NRG Energy, Inc.	GST	5.000%	12/20/2016	6.509%		1,600	(91)	(7)	(84)
NRG Energy, Inc.	GST	5.000%	03/20/2017	6.685%		8,500	(555)	(701)	146
NRG Energy, Inc.	GST	5.000%	06/20/2017	6.844%		2,200	(163)	(176)	13
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	1.361%		9,000	(114)	(263)	149
Republic of Germany	CBK	0.250%	12/20/2016	0.651%		4,200	(77)	(166)	89

Republic of Germany	GST	0.250%	12/20/2016	0.651%		8,500	(156)	(334)	178
Republic of Korea	CBK	1.000%	06/20/2017	1.235%		8,600	(97)	(84)	(13)
Republic of Korea	HUS	1.000%	06/20/2017	1.235%		5,200	(59)	(50)	(9)
Republic of Korea	MYC	1.000%	06/20/2017	1.235%		13,400	(152)	(138)	(14)
Republic of Korea	UAG	1.000%	06/20/2017	1.235%		6,400	(72)	(66)	(6)
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.207%	EUR	16,900	40	(238)	278
U.S. Treasury Notes	UAG	0.250%	09/20/2015	0.172%		26,600	99	(398)	497
United Kingdom Gilt	BOA	1.000%	06/20/2016	0.466%		$8,900	201	182	19
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.466%		10,900	247	189	58
United Kingdom Gilt	CBK	1.000%	12/20/2016	0.556%		20,600	432	82	350
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.430%		2,200	51	43	8
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.430%		9,700	221	187	34
United Kingdom Gilt	GST	1.000%	12/20/2015	0.389%		2,100	48	49	(1)
United Kingdom Gilt	GST	1.000%	12/20/2016	0.556%		55,400	1,159	189	970
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.269%		3,800	84	17	67
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.466%		4,900	111	85	26
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.269%		16,700	368	65	303
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.466%		3,500	79	61	18
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.466%		4,700	106	81	25

							$(7,837)	$(12,242)	$4,405

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
iTraxx Europe 16 Index	DUB	(1.000%	)	12/20/2016	EUR	37,800	$505	$754	$(249)
iTraxx Europe 16 Index	FBF	(1.000%	)	12/20/2016		600	8	11	(3)
iTraxx Europe 16 Index	JPM	(1.000%	)	12/20/2016		4,300	57	77	(20)

							$570	$842	$(272)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	$2,600	$215	$259	$(44)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	66,000	6,198	8,422	(2,224)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	19,100	1,794	2,313	(519)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	1,000	93	136	(43)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	400	37	50	(13)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	38,000	3,569	4,139	(570)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	3,000	282	345	(63)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	11,000	1,034	1,288	(254)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	8,100	827	1,108	(281)
CDX.EM-14 5-Year Index	FBF	5.000%	12/20/2015	10,800	1,103	1,436	(333)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	3,000	307	398	(91)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	1,000	102	132	(30)
CDX.HY-8 5-Year Index 35 - 100%	CBK	0.355%	06/20/2012	13,887	0	0	0
CDX.HY-8 5-Year Index 35 - 100%	CBK	0.360%	06/20/2012	4,723	0	0	0
CDX.HY-8 5-Year Index 35 - 100%	CBK	0.401%	06/20/2012	3,590	0	0	0
CDX.IG-9 5-Year Index 15 - 30%	GST	1.120%	12/20/2012	20,100	171	0	171
CDX.IG-9 5-Year Index 15 - 30%	JPM	1.120%	12/20/2012	4,600	39	0	39
CDX.IG-9 5-Year Index 15 - 30%	MYC	0.963%	12/20/2012	9,100	66	0	66
CDX.IG-9 5-Year Index 30 - 100%	BRC	0.758%	12/20/2012	35,590	203	0	203
CDX.IG-9 5-Year Index 30 - 100%	GST	0.705%	12/20/2012	23,341	124	0	124
CDX.IG-9 10-Year Index 30 - 100%	GST	0.548%	12/20/2017	1,833	39	0	39
CDX.IG-9 10-Year Index 30 - 100%	JPM	0.553%	12/20/2017	4,051	87	0	87
CDX.IG-10 5-Year Index 30 - 100%	DUB	0.530%	06/20/2013	4,533	29	0	29
CDX.IG-10 5-Year Index 30 - 100%	GST	0.463%	06/20/2013	5,691	32	0	32

					$16,351	$20,026	$(3,675)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS	BRL	3,500	$15	$(2)	$17
Pay	1-Year BRL-CDI	10.455%	01/02/2013	MYC		22,900	99	(11)	110
Pay	1-Year BRL-CDI	10.605%	01/02/2013	UAG		12,900	69	0	69
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		6,600	137	1	136
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		4,900	96	(4)	100
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		75,300	1,595	20	1,575
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		81,200	1,720	47	1,673
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		36,100	740	94	646
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BRC		12,400	254	0	254
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GLM		19,300	412	(28)	440
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RYL		6,100	103	7	96
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		6,800	116	7	109
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		11,600	257	18	239
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		7,700	147	22	125
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		5,600	132	14	118
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		60,500	1,518	192	1,326
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		87,500	2,207	(53)	2,260
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HUS		27,600	745	136	609
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BRC		16,900	281	8	273
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		31,700	777	69	708
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MYC		35,500	603	27	576
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		35,400	915	123	792
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BPS		52,900	1,507	80	1,427
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM		20,000	70	16	54
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		14,100	75	39	36
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		8,700	58	36	22
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		13,200	95	(38)	133
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		48,200	371	(95)	466
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		31,000	297	(36)	333
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		5,900	60	4	56
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		6,500	69	0	69
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		3,000	34	4	30
Pay	1-Year BRL-CDI	11.530%	01/02/2014	HUS		12,000	207	(6)	213
Pay	1-Year BRL-CDI	11.670%	01/02/2014	MYC		12,500	223	6	217
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		21,100	395	0	395
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		29,500	699	(1)	700
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BRC		6,500	182	29	153
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS		6,100	185	0	185
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		13,000	417	(3)	420
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG		6,200	205	17	188
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MYC		75,100	2,808	155	2,653
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS		39,600	1,498	59	1,439
Pay	1-Year BRL-CDI	12.540%	01/02/2014	MYC		28,600	748	(19)	767
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		32,800	1,296	228	1,068
Pay	1-Year BRL-CDI	12.700%	01/02/2014	RBC		37,800	1,364	0	1,364
Pay	6-Month AUD-BBR-BBSW	4.250%	06/15/2017	BRC	AUD	2,600	(19)	(3)	(16)
Pay	6-Month AUD-BBR-BBSW	4.250%	06/15/2017	CBK		3,900	(28)	(19)	(9)
Pay	6-Month AUD-BBR-BBSW	4.250%	06/15/2017	DUB		6,500	(46)	(14)	(32)
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2017	CBK		5,200	144	39	105
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2017	DUB		2,600	72	20	52
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2017	GLM		56,800	1,573	216	1,357
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2017	RYL		5,200	144	42	102
Pay	6-Month AUD-BBR-BBSW	5.250%	06/15/2022	CBK		14,800	566	(106)	672
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	29,500	4	15	(11)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		464,500	62	176	(114)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		30,400	4	6	(2)
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC		28,000	(24)	6	(30)

							$28,253	$1,540	$26,713

(k)	Written options outstanding on March 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put-OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$130,700	$647	$(61)
Put-OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	118,600	677	(56)
Put-OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	134,400	507	(25)
Put-OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	81,000	682	(8)
Put-OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	9,700	66	(1)
Put-OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	43,600	196	(77)
Put-OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	94,900	670	(390)
Put-OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	76,500	454	(8)
Put-OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	40,100	248	(4)
Put-OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	302,400	840	(533)
Put-OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	354,000	2,787	(36)
Put-OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	93,700	1,025	0

Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	52,800	472	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	113,500	1,232	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	8,800	91	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	79,300	863	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	35,100	361	(90)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	135,300	1,372	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	37,300	366	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	210,500	1,861	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	39,300	472	(186)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	61,900	1,530	(3)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	28,400	196	(192)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	320,900	4,066	(1,523)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	210,000	2,101	(1,424)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	228,800	2,671	(1,086)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	47,600	447	(507)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	107,500	551	(729)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	20,200	188	(133)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	20,200	390	(471)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	19,800	252	(94)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	186,400	1,123	(885)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	51,900	232	(352)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	30,200	282	(200)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	30,200	586	(704)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	20,600	517	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	138,500	645	(939)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	162,800	2,259	(773)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	34,000	205	0

							$34,130	$(11,491)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/12/2020	$13,700	$116	$(22)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	04/07/2020	32,900	293	(54)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	09/29/2020	14,800	191	(26)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/10/2020	4,900	37	(13)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	10/13/2020	15,400	151	(44)

						$788	$(159)

(l)	Restricted securities as of March 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	06/09/2011	$4,042	$3,859	0.04%

(m)	Short sales outstanding on March 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	05/01/2042	$17,000	$18,647	$(18,705)

(n)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	447	04/2012	BRC	$0	$(9)	$(9)
Sell		57,036	04/2012	CBK	1,803	0	1,803
Buy		1,800	04/2012	DUB	0	(15)	(15)
Sell	BRL	51,660	04/2012	JPM	1,410	0	1,410
Buy		51,660	04/2012	MSC	0	(1,648)	(1,648)
Sell		51,660	06/2012	MSC	1,630	0	1,630
Sell	CAD	117,490	06/2012	CBK	427	0	427
Sell		50,086	06/2012	FBF	295	0	295
Sell		49,799	06/2012	JPM	510	0	510
Sell		48,660	06/2012	UAG	277	0	277
Buy	CNY	181,109	06/2012	BRC	376	0	376
Sell		33,821	06/2012	BRC	6	(34)	(28)
Buy		38,889	06/2012	CBK	60	(2)	58
Buy		29,986	06/2012	DUB	0	(2)	(2)
Sell		13,221	06/2012	DUB	7	0	7
Sell		93,907	06/2012	FBF	46	(15)	31
Buy		144,390	06/2012	HUS	262	0	262
Sell		78,229	06/2012	HUS	29	(15)	14
Buy		135,743	06/2012	JPM	207	(14)	193
Sell		53,361	06/2012	JPM	8	(57)	(49)
Buy		21,678	06/2012	MSC	32	0	32
Sell		139,627	06/2012	MSC	92	0	92

Buy		11,540	06/2012	RYL	27	0	27
Sell		151,170	06/2012	UAG	86	(22)	64
Buy		188,693	10/2012	GST	147	0	147
Sell		188,693	10/2012	UAG	55	0	55
Sell		14,544	02/2013	BRC	7	0	7
Sell		20,774	02/2013	FBF	18	0	18
Buy		94,680	02/2013	UAG	0	(41)	(41)
Sell		59,363	02/2013	UAG	21	0	21
Buy	EUR	7,393	04/2012	BRC	78	0	78
Sell		71,440	04/2012	BRC	5	(3,688)	(3,683)
Buy		61,185	04/2012	CBK	780	0	780
Sell		64,419	04/2012	CBK	0	(3,227)	(3,227)
Buy		43,289	04/2012	DUB	436	(36)	400
Sell		178,410	04/2012	DUB	0	(8,985)	(8,985)
Buy		23,348	04/2012	FBF	220	0	220
Buy		4,100	04/2012	HUS	13	0	13
Buy		34,308	04/2012	JPM	467	0	467
Sell		9,216	04/2012	JPM	0	(69)	(69)
Buy		36,152	04/2012	MSC	116	0	116
Sell		825	04/2012	MSC	0	(4)	(4)
Buy		8,987	04/2012	RBC	370	0	370
Sell		9,373	04/2012	RBC	0	(592)	(592)
Buy		40,135	04/2012	UAG	207	0	207
Sell		320,029	04/2012	UAG	0	(8,635)	(8,635)
Sell		61,185	05/2012	CBK	0	(777)	(777)
Sell		23,600	05/2012	DUB	0	(59)	(59)
Sell		23,348	05/2012	FBF	0	(219)	(219)
Sell		17,384	05/2012	JPM	0	(281)	(281)
Sell		36,152	05/2012	MSC	0	(116)	(116)
Sell		27,750	05/2012	UAG	0	(6)	(6)
Buy		1,630	06/2012	BRC	16	0	16
Buy		23,905	06/2012	BSN	570	0	570
Buy		14,324	06/2012	CBK	12	(6)	6
Buy		31,100	06/2012	DUB	442	0	442
Buy		37,463	06/2012	JPM	428	0	428
Buy		14,900	06/2012	MSC	150	0	150
Sell		3	06/2012	MSC	0	0	0
Buy		286	06/2012	RBC	7	0	7
Buy		3,621	06/2012	UAG	54	0	54
Buy	GBP	47,739	04/2012	BRC	941	0	941
Buy		9,347	04/2012	CBK	143	0	143
Buy		84	04/2012	DUB	1	0	1
Sell		84	04/2012	DUB	0	(1)	(1)
Sell		57,086	04/2012	GST	0	(1,847)	(1,847)
Buy		1,400	04/2012	JPM	13	0	13
Sell		46,678	05/2012	BRC	0	(905)	(905)
Buy		4,800	05/2012	CBK	0	(2)	(2)
Buy		5,684	05/2012	DUB	44	0	44
Buy		4,400	05/2012	JPM	50	0	50
Sell	IDR	13,901,000	07/2012	BRC	0	(15)	(15)
Sell		1,279,426	07/2012	GST	0	(1)	(1)
Buy		199,936,536	07/2012	HUS	0	(477)	(477)
Sell		88,830,000	07/2012	HUS	0	(79)	(79)
Sell		95,926,110	07/2012	UAG	0	(205)	(205)
Sell	INR	229,140	07/2012	DUB	87	0	87
Sell		908,355	07/2012	JPM	324	0	324
Buy		1,137,495	07/2012	UAG	0	(2,682)	(2,682)
Sell	MXN	214,000	05/2012	BRC	148	0	148
Buy		2,123	06/2012	HUS	0	0	0
Buy		85	06/2012	JPM	0	0	0
Sell		565,039	06/2012	MSC	0	(165)	(165)
Buy		599	06/2012	UAG	0	0	0
Sell	MYR	41,207	04/2012	CBK	0	(128)	(128)
Buy		41,207	04/2012	UAG	0	(126)	(126)
Sell	SGD	15,224	05/2012	DUB	92	0	92

					$14,052	$(35,207)	$(21,155)

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

	0000000000	0000000000	0000000000	0000000000
Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$0	$24,150	$0	$24,150
Corporate Bonds & Notes
Banking & Finance	0	2,400,876	23,364	2,424,240
Industrials	0	540,326	0	540,326
Utilities	0	191,626	0	191,626
Municipal Bonds & Notes
California	0	169,932	0	169,932
Colorado	0	4,117	0	4,117
Connecticut	0	20,833	0	20,833
Florida	0	5,292	0	5,292
Illinois	0	2,718	0	2,718

	0000000000	0000000000	0000000000	0000000000

Iowa	0	807	0	807
Nebraska	0	7,458	0	7,458
Nevada	0	5,414	0	5,414
New Jersey	0	52,785	0	52,785
New York	0	45,292	0	45,292
Ohio	0	11,048	0	11,048
Texas	0	36,749	0	36,749
U.S. Government Agencies	0	5,193,906	180,979	5,374,885
U.S. Treasury Obligations	0	2,692,757	0	2,692,757
Mortgage-Backed Securities	0	473,610	1,054	474,664
Asset-Backed Securities	0	162,842	23,725	186,567
Sovereign Issues	0	360,701	0	360,701
Convertible Preferred Securities
Banking & Finance	34,618	0	0	34,618
Preferred Securities
Banking & Finance	0	677	9,276	9,953
Short-Term Instruments
Certificates of Deposit	0	186,805	0	186,805
Repurchase Agreements	0	480,060	0	480,060
Mexico Treasury Bills	0	16,650	0	16,650
U.S. Treasury Bills	0	17,984	0	17,984
PIMCO Short-Term Floating NAV Portfolios	424,781	0	0	424,781
	$459,399	$13,105,415	$238,398	$13,803,212

Short Sales, at value	$0	$(18,705)	$0	$(18,705)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	8,581	0	8,581
Foreign Exchange Contracts	0	14,052	0	14,052
Interest Rate Contracts	209	39,120	0	39,329
	$209	$61,753	$0	$61,962

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(8,231)	0	(8,231)
Foreign Exchange Contracts	0	(35,207)	0	(35,207)
Interest Rate Contracts	(9,992)	(12,140)	(159)	(22,291)

	$(9,992)	$(55,578)	$(159)	$(65,729)

Totals	$449,616	$13,092,885	$238,239	$13,780,740

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 12/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$22,326	$0	$(49)	$(12)	$(1)	$1,100	$0	$0	$23,364	$1,094
U.S. Government Agencies	39	14,888	(1)	0	0	84	165,969	0	180,979	84
Mortgage-Backed Securities	1,033	0	0	0	0	21	0	0	1,054	21
Asset-Backed Securities	23,319	0	(33)	49	0	390	0	0	23,725	390
Preferred Securities Banking & Finance	9,305	0	0	0	0	(29)	0	0	9,276	(29)

	$56,022	$14,888	$(83)	$37	$(1)	$1,566	$165,969	$0	$238,398	$1,559
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(341)	$0	$0	$0	$0	$182	$0	$0	$(159)	$182

Totals	$55,681	$14,888	$(83)	$37	$(1)	$1,748	$165,969	$0	$238,239	$1,741

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Portfolio

March 31, 2012 (Unaudited)

		0000000000	0000000000
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.1%
AES Corp.
4.250% due 05/27/2018		$2,475	$2,481
Charter Communications, Inc.
3.720% due 09/06/2016		990	989
DigitalGlobe, Inc.
5.750% due 09/21/2018		998	961
Kinetic Concepts, Inc.
7.000% due 05/04/2018		499	509
Springleaf Finance Corp.
5.500% due 05/10/2017		200	185
Terex Corp.
6.000% due 04/28/2017	EUR	597	794

Total Bank Loan Obligations (Cost $5,976)			5,919

CORPORATE BONDS & NOTES 15.5%
BANKING & FINANCE 11.8%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		$1,300	1,309
American International Group, Inc.
8.250% due 08/15/2018		1,200	1,444
Banco Bradesco S.A.
2.598% due 05/16/2014		300	305
Bank of America Corp.
5.650% due 05/01/2018		800	855
7.625% due 06/01/2019		1,200	1,385
Barclays Bank PLC
1.617% due 01/13/2014		600	598
Citigroup, Inc.
2.510% due 08/13/2013		200	201
3.953% due 06/15/2016		100	103
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		600	641
7.500% due 08/01/2012		400	406
Goldman Sachs Group, Inc.
3.625% due 02/07/2016		600	600
5.375% due 03/15/2020		1,200	1,222
HSBC Bank PLC
3.100% due 05/24/2016		500	510
HSBC Holdings PLC
5.100% due 04/05/2021		1,200	1,299
International Lease Finance Corp.
6.500% due 09/01/2014		800	849
JPMorgan Chase & Co.
3.450% due 03/01/2016		600	626
LBG Capital PLC
7.588% due 05/12/2020	GBP	1,100	1,504
Lloyds TSB Bank PLC
5.800% due 01/13/2020		$1,200	1,234
Merrill Lynch & Co., Inc.
5.571% due 10/04/2012		400	404
Morgan Stanley
5.750% due 01/25/2021		400	393
Prudential Covered Trust
2.997% due 09/30/2015		900	911
QBE Capital Funding Ltd.
7.250% due 05/24/2041		200	189
Rabobank Group
6.875% due 03/19/2020	EUR	1,000	1,290
Royal Bank of Scotland Group PLC
4.375% due 03/16/2016		$600	613
5.625% due 08/24/2020		1,200	1,239
SLM Corp.
0.860% due 01/27/2014		400	382
5.000% due 04/15/2015		500	509
6.250% due 01/25/2016		200	208
Union Bank N.A.
1.426% due 06/06/2014		1,200	1,196

			22,425

INDUSTRIALS 3.1%
ALROSA Finance S.A.
7.750% due 11/03/2020		600	644
Altria Group, Inc.
4.750% due 05/05/2021		500	538

	0000000000	0000000000

Audatex North America, Inc.
6.750% due 06/15/2018	550	580
Barrick North America Finance LLC
4.400% due 05/30/2021	100	106
BMW U.S. Capital LLC
0.924% due 12/21/2012	1,600	1,598
Gerdau Trade, Inc.
5.750% due 01/30/2021	700	745
Hewlett-Packard Co.
0.772% due 05/24/2013	300	299
Massachusetts Institute of Technology
5.600% due 07/01/2111	100	127
Noble Group Ltd.
6.625% due 08/05/2020	400	396
Novatek Finance Ltd.
5.326% due 02/03/2016	800	845

		5,878

UTILITIES 0.6%
AES Corp.
7.375% due 07/01/2021	1,100	1,221

Total Corporate Bonds & Notes (Cost $29,618)		29,524

CONVERTIBLE BONDS & NOTES 1.0%
INDUSTRIALS 1.0%
Electronic Arts, Inc.
0.750% due 07/15/2016	1,800	1,665
Transocean, Inc.
1.500% due 12/15/2037	200	199

Total Convertible Bonds & Notes (Cost $1,997)		1,864

MUNICIPAL BONDS & NOTES 4.5%
CALIFORNIA 2.2%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	2,550	2,959
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	1,100	1,226

		4,185

MASSACHUSETTS 2.3%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,900	4,338

Total Municipal Bonds & Notes (Cost $7,903)		8,523

U.S. GOVERNMENT AGENCIES 21.6%
Fannie Mae
3.000% due 05/01/2027	3,000	3,100
3.500% due 09/01/2013 - 01/01/2042	1,816	1,884
4.000% due 04/01/2024 - 03/01/2041	9,294	9,794
5.500% due 05/01/2042	2,000	2,176
Freddie Mac
1.586% due 10/25/2021 (a)	399	45
4.000% due 01/01/2042	4,864	5,097
4.500% due 03/01/2039 - 04/01/2042	4,797	5,089
5.500% due 06/01/2037 - 08/15/2051	1,398	1,540
Ginnie Mae
3.500% due 04/01/2042	12,000	12,510

Total U.S. Government Agencies (Cost $41,099)		41,235

U.S. TREASURY OBLIGATIONS 37.4%
U.S. Treasury Bonds
6.250% due 08/15/2023 (f)(g)	8,400	11,627
7.125% due 02/15/2023	200	293
7.250% due 08/15/2022	100	147
7.500% due 11/15/2024	400	615
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022	3,605	3,691
0.625% due 07/15/2021 (g)	1,106	1,197
0.750% due 02/15/2042	1,103	1,051
1.125% due 01/15/2021 (f)(g)	3,627	4,083
2.125% due 02/15/2041	1,656	2,183
U.S. Treasury Notes
0.875% due 01/31/2017	900	895
1.250% due 01/31/2019	3,200	3,132
1.375% due 12/31/2018 (e)	2,100	2,077
1.375% due 02/28/2019	6,000	5,913

		0000000000	0000000000

2.000% due 11/15/2021		9,800	9,645
2.000% due 02/15/2022		900	882
2.125% due 08/15/2021 (g)		22,500	22,475
2.250% due 07/31/2018		500	525
3.125% due 05/15/2019		900	991

Total U.S. Treasury Obligations (Cost $71,673)			71,422

MORTGAGE-BACKED SECURITIES 9.2%
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		4,444	4,158
BCAP LLC Trust
5.250% due 06/26/2036		1,110	955
Bear Stearns Adjustable Rate Mortgage Trust
2.699% due 01/25/2035		90	80
Countrywide Alternative Loan Trust
6.000% due 02/25/2037		906	597
6.000% due 05/25/2037		787	523
First Horizon Alternative Mortgage Securities
2.378% due 06/25/2034		464	410
First Horizon Asset Securities, Inc.
5.629% due 11/25/2037		5,513	3,721
Granite Mortgages PLC
1.416% due 09/20/2044	GBP	533	823
Harborview Mortgage Loan Trust
0.652% due 11/19/2034		$124	76
Indymac Index Mortgage Loan Trust
2.697% due 10/25/2034		90	82
JPMorgan Alternative Loan Trust
0.392% due 07/25/2036		554	509
RBSSP Resecuritization Trust
0.492% due 02/26/2037		1,765	1,449
Structured Asset Securities Corp.
5.500% due 09/25/2035		1,100	978
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		1,302	1,233
WaMu Mortgage Pass-Through Certificates
0.472% due 04/25/2045		181	146
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 01/25/2035		1,100	993
2.645% due 06/25/2035		935	918

Total Mortgage-Backed Securities (Cost $17,564)			17,651

ASSET-BACKED SECURITIES 9.6%
Access Group, Inc.
1.860% due 10/27/2025		924	925
Avoca CLO BV
1.433% due 09/15/2021	EUR	2,454	3,052
Bear Stearns Asset-Backed Securities Trust
0.442% due 04/25/2037		$1,100	660
1.492% due 08/25/2037		326	214
Chester Asset Receivables Dealings
1.266% due 04/15/2016	GBP	600	937
Citibank Omni Master Trust
2.342% due 05/16/2016		$2,000	2,005
Countrywide Asset-Backed Certificates
0.392% due 04/25/2047		1,900	1,040
0.502% due 05/25/2036		270	253
0.522% due 09/25/2036		4,500	1,686
0.742% due 08/25/2047		1,700	1,458
5.103% due 05/25/2035		800	648
5.595% due 08/25/2035		600	411
5.884% due 07/25/2036		300	139
Credit-Based Asset Servicing and Securitization LLC
5.381% due 03/25/2037		3,450	1,217
GSAMP Trust
0.472% due 03/25/2047		2,000	666
Morgan Stanley ABS Capital
0.382% due 11/25/2036		300	117
Olympic CLO Ltd.
0.983% due 05/15/2016		115	115
Penarth Master Issuer PLC
0.892% due 05/18/2015		600	602
Race Point CLO
1.053% due 05/15/2015		91	90
Securitized Asset-Backed Receivables LLC
1.007% due 02/25/2034		857	648
SLM Student Loan Trust
2.350% due 04/15/2039		838	845

		0000000000	0000000000

Structured Asset Investment Loan Trust
0.602% due 10/25/2035		851	610

Total Asset-Backed Securities (Cost $19,083)			18,338

SOVEREIGN ISSUES 8.8%
Australia Government Bond
4.750% due 06/15/2016	AUD	2,300	2,496
5.250% due 03/15/2019		300	338
5.500% due 12/15/2013		1,400	1,499
5.500% due 01/21/2018		1,800	2,039
5.500% due 04/21/2023		2,400	2,779
5.750% due 07/15/2022		900	1,062
Canada Government Bond
2.750% due 09/01/2016	CAD	1,300	1,371
Mexico Government International Bond
6.500% due 06/10/2021	MXN	4,860	389
10.000% due 12/05/2024		8,060	825
Province of Quebec Canada
2.750% due 08/25/2021		$2,000	2,011
3.500% due 12/01/2022	CAD	500	514
Russia Government International Bond
4.500% due 04/04/2022 (b)		$800	801
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		600	651

Total Sovereign Issues (Cost $16,769)			16,775

SHORT-TERM INSTRUMENTS 3.6%
REPURCHASE AGREEMENTS 0.7%
Banc of America Securities LLC
0.050% due 04/02/2012		400	400
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.875% due 11/30/2016 valued at $408. Repurchase proceeds are $400.)
State Street Bank and Trust Co.
0.010% due 04/02/2012		869	869
(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $887. Repurchase proceeds are $869.)

			1,269

U.S. TREASURY BILLS 0.4%
0.147% due 09/13/2012		700	700

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 2.5%
PIMCO Short-Term Floating NAV Portfolio		470,608	4,716

Total Short-Term Instruments (Cost $6,683)			6,685

PURCHASED OPTIONS (i) 0.9%
(Cost $1,978)			1,722

Total Investments 115.2% (Cost $220,343)			$219,658
Written Options (j) (0.3%) (Premiums $694)			(527)
Other Assets and Liabilities (Net) (14.9%)			(28,378)

Net Assets 100.0%			$190,753

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	When-issued security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Portfolio.

(e)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $2,087 at a weighted average interest rate of 0.080%. On March 31, 2012, securities valued at $2,077 were pledged as collateral for reverse repurchase agreements.

(f)	Securities with an aggregate market value of $117 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 5-Year Note June Futures	Short	06/2012	148	$91
U.S. Treasury 30-Year Bond June Futures	Short	06/2012	4	15

				$106

(g)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $1,945 and cash of $71 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	$5,529	$95	$(333)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	350	11	2
CDX.IG-16 5-Year Index	(1.000%	)	06/20/2016	2,000	(16)	(36)
CDX.IG-18 5-Year Index	(1.000%	)	06/20/2017	900	(4)	1

					$86	$(366)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	3.400%	12/15/2021	CAD	200	$1	$1
Receive	3-Month CAD Bank Bill	2.480%	12/15/2041		200	1	1
Receive	3-Month USD-LIBOR	1.000%	06/20/2015		$10,400	(51)	28
Receive	3-Month USD-LIBOR	1.500%	06/20/2017		11,800	(73)	71
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		22,300	240	414
Receive	3-Month USD-LIBOR	2.750%	06/20/2032		5,000	164	155
Pay	6-Month EUR-EURIBOR	2.000%	09/21/2016	EUR	900	29	20
Pay	6-Month EUR-EURIBOR	2.000%	03/21/2017		800	23	(1)

						$334	$689

(h)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	DUB	(1.000%	)	03/20/2017	1.096%		$100	$0	$0	$0
AT&T, Inc.	BOA	(1.000%	)	03/20/2017	0.817%		100	(1)	(1)	0
AT&T, Inc.	MYC	(1.000%	)	12/20/2016	0.787%		100	(1)	(1)	0
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2017	2.184%	EUR	200	14	9	5
BNP Paribas S.A.	MYC	(1.000%	)	03/20/2017	2.184%		300	21	13	8
Brunswick Corp.	JPM	(1.000%	)	09/20/2016	2.201%		$3,000	151	425	(274)
Carnival Corp.	BPS	(1.000%	)	09/20/2016	1.301%		100	1	0	1
Carnival Corp.	GST	(1.000%	)	09/20/2016	1.301%		100	2	1	1
Caterpillar, Inc.	BOA	(1.000%	)	09/20/2016	0.721%		300	(4)	(2)	(2)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2017	0.383%		400	(12)	(10)	(2)
General Electric Capital Corp.	MYC	(1.000%	)	09/20/2016	1.278%		300	3	4	(1)
Generali Finance B.V.	CBK	(1.000%	)	09/20/2016	2.591%	EUR	100	8	9	(1)
Generali Finance B.V.	SOG	(1.000%	)	09/20/2016	2.591%		100	8	7	1
Goodrich Corp.	FBF	(1.000%	)	09/20/2016	0.121%		$100	(4)	(2)	(2)
Halliburton Co.	BRC	(1.000%	)	09/20/2016	0.551%		100	(2)	(2)	0
Home Depot, Inc.	BOA	(1.000%	)	09/20/2016	0.374%		100	(3)	(2)	(1)
Home Depot, Inc.	GST	(1.000%	)	12/20/2016	0.398%		100	(3)	(2)	(1)
Honeywell International, Inc.	FBF	(1.000%	)	09/20/2016	0.246%		100	(3)	(3)	0
Ingersoll-Rand Co.	FBF	(1.000%	)	09/20/2016	0.183%		100	(4)	(3)	(1)
Intesa Sanpaolo SpA	CBK	(1.000%	)	09/20/2021	3.694%	EUR	100	25	10	15

Kohl’s Corp.	BOA	(1.000%	)	06/20/2016	1.303%		$100	1	(1)	2
Kroger Co.	BOA	(1.000%	)	12/20/2016	0.625%		300	(5)	(1)	(4)
Limited Brands, Inc.	BOA	(1.000%	)	03/20/2017	1.728%		400	13	21	(8)
Limited Brands, Inc.	DUB	(1.000%	)	03/20/2017	1.728%		100	4	6	(2)
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2016	0.596%		100	(2)	(3)	1
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	03/20/2017	1.062%		1,500	4	11	(7)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	12/20/2016	1.014%		100	0	1	(1)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	03/20/2017	1.062%		200	1	3	(2)
Marriott International, Inc.	BOA	(1.000%	)	09/20/2016	0.734%		200	(3)	3	(6)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2017	0.818%		800	(7)	(3)	(4)
Marriott International, Inc.	GST	(1.000%	)	09/20/2016	0.734%		100	(2)	2	(4)
Marriott International, Inc.	UAG	(1.000%	)	03/20/2017	0.818%		200	(1)	(1)	0
Noble Corp.	FBF	(1.000%	)	03/20/2017	0.968%		100	0	0	0
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2016	0.663%		100	(1)	0	(1)
Rabobank Group	CBK	(1.000%	)	03/20/2017	1.376%	EUR	200	5	3	2
Raytheon Co.	FBF	(1.000%	)	09/20/2016	0.346%		$100	(3)	(3)	0
Ryder System, Inc.	BPS	(1.000%	)	09/20/2016	1.225%		100	1	1	0
Ryder System, Inc.	MYC	(1.000%	)	09/20/2016	1.225%		100	1	1	0
Safeway, Inc.	BOA	(1.000%	)	12/20/2016	1.549%		100	2	1	1
Safeway, Inc.	BOA	(1.000%	)	12/20/2021	2.031%		100	9	6	3
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	03/20/2017	1.118%		100	0	0	0
Starwood Hotels & Resorts Worldwide, Inc.	FBF	(1.000%	)	03/20/2017	1.118%		200	1	1	0
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2017	1.118%		100	1	1	0
Sweden Government Bond	BOA	(0.250%	)	09/20/2021	0.557%		400	10	7	3
Sweden Government Bond	BPS	(0.250%	)	09/20/2021	0.557%		100	3	2	1
Target Corp.	BOA	(1.000%	)	09/20/2016	0.352%		100	(3)	(2)	(1)
Target Corp.	BOA	(1.000%	)	03/20/2017	0.390%		900	(27)	(22)	(5)
Target Corp.	JPM	(1.000%	)	09/20/2016	0.352%		200	(5)	(4)	(1)
Target Corp.	MYC	(1.000%	)	06/20/2016	0.329%		100	(3)	(2)	(1)
Union Pacific Corp.	FBF	(1.000%	)	09/20/2016	0.305%		100	(3)	(3)	0
United Parcel Service of America, Inc.	FBF	(1.000%	)	09/20/2016	0.426%		100	(3)	(3)	0
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.584%		100	(3)	(2)	(1)
Wells Fargo & Co.	BOA	(1.000%	)	09/20/2016	0.724%		100	(2)	1	(3)
Wells Fargo & Co.	BOA	(1.000%	)	12/20/2016	0.759%		100	(1)	2	(3)
Wells Fargo & Co.	DUB	(1.000%	)	09/20/2016	0.724%		300	(4)	3	(7)
Wells Fargo & Co.	DUB	(1.000%	)	12/20/2016	0.759%		100	(1)	3	(4)
Wells Fargo & Co.	MYC	(1.000%	)	12/20/2016	0.759%		200	(2)	5	(7)
Williams Cos., Inc.	BRC	(1.000%	)	09/20/2016	1.206%		100	0	2	(2)

								$171	$486	$(315)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
China Government International Bond	CBK	1.000%	12/20/2016	1.035%	$100	$0	$(5)	$5

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	BOA	(5.000%	)	12/20/2016		$1,067	$15	$42	$(27)
CDX.HY-17 5-Year Index	BPS	(5.000%	)	12/20/2016		1,940	28	289	(261)
CDX.HY-17 5-Year Index	MYC	(5.000%	)	12/20/2016		388	5	15	(10)
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016	EUR	900	86	123	(37)
iTraxx Europe 16 Index	BOA	(1.000%	)	12/20/2016		2,700	36	59	(23)
iTraxx Europe 16 Index	JPM	(1.000%	)	12/20/2016		1,300	18	29	(11)
iTraxx Europe 16 Index	MYC	(1.000%	)	12/20/2016		1,400	19	68	(49)
iTraxx Europe 17 Index	DUB	(1.000%	)	06/20/2017		2,500	39	28	11
iTraxx Europe 17 Index	MYC	(1.000%	)	06/20/2017		1,700	26	18	8
iTraxx Europe Senior Financials 16 Index	BPS	(1.000%	)	12/20/2016		700	51	49	2
iTraxx Europe Senior Financials 16 Index	JPM	(1.000%	)	12/20/2016		2,500	178	139	39
iTraxx Europe Senior Financials 16 Index	MYC	(1.000%	)	12/20/2016		700	50	48	2
iTraxx Europe Senior Financials 17 Index	DUB	(1.000%	)	06/20/2017		800	59	41	18
iTraxx Japan 16 5-Year Index	BOA	(1.000%	)	12/20/2016	JPY	10,000	1	5	(4)
iTraxx Japan 16 5-Year Index	BRC	(1.000%	)	12/20/2016		10,000	2	5	(3)
iTraxx Japan 16 5-Year Index	FBF	(1.000%	)	12/20/2016		10,000	2	5	(3)
iTraxx Japan 16 5-Year Index	GST	(1.000%	)	12/20/2016		10,000	1	5	(4)

							$616	$968	$(352)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
ABX.HE.AAA.6-1 Index	FBF	0.180%	07/25/2045	$259	$(28)	$(38)	$10
CMBX.NA.AAA.4 Index	MYC	0.350%	02/17/2051	100	(7)	(12)	5

					$(35)	$(50)	$15

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day EUR-EONIA Compounded-OIS	0.348%	03/20/2013	MYC	EUR	23,100	$(3)	$0	$(3)
Pay	1-Day EUR-EONIA Compounded-OIS	0.350%	03/20/2013	GLM		22,600	(3)	0	(3)
Pay	1-Day EUR-EONIA Compounded-OIS	0.370%	03/20/2013	DUB		43,800	(3)	0	(3)
Receive	1-Day EUR-EONIA Compounded-OIS	0.570%	03/19/2014	DUB		43,800	9	0	9
Receive	1-Day EUR-EONIA Compounded-OIS	0.568%	03/19/2014	GLM		22,600	5	0	5
Receive	1-Day EUR-EONIA Compounded-OIS	0.515%	03/19/2014	MYC		23,100	9	0	9
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.135%	09/19/2012	BPS		$9,500	0	0	0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.135%	09/19/2012	FBF		9,400	0	0	0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.135%	09/19/2012	GLM		61,900	(1)	0	(1)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.090%	12/17/2014	BPS		6,300	(4)	0	(4)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.090%	12/17/2014	DUB		30,900	(22)	0	(22)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.090%	12/17/2014	MYC		37,300	(27)	0	(27)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.090%	12/17/2014	UAG		6,300	(4)	0	(4)
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC	BRL	4,600	36	5	31
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		3,000	29	10	19
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HUS		17,300	463	3	460
Receive	1-Year BRL-CDI	9.930%	01/02/2015	MYC		1,400	0	0	0
Pay	3-Month CAD Bank Bill	3.400%	12/15/2021	RBC	CAD	200	2	1	1
Receive	3-Month CAD Bank Bill	2.400%	12/15/2041	RBC		200	2	0	2
Receive	3-Month EUR-EURIBOR	0.805%	03/20/2013	DUB	EUR	43,800	(16)	0	(16)
Receive	3-Month EUR-EURIBOR	0.760%	03/20/2013	GLM		22,600	(5)	0	(5)
Receive	3-Month EUR-EURIBOR	0.705%	03/20/2013	MYC		23,100	0	0	0
Pay	3-Month EUR-EURIBOR	0.840%	03/19/2014	MYC		23,100	(11)	0	(11)
Pay	3-Month EUR-EURIBOR	0.910%	03/19/2014	GLM		22,600	(5)	0	(5)
Pay	3-Month EUR-EURIBOR	0.935%	03/19/2014	DUB		43,800	(6)	0	(6)
Receive	3-Month USD-LIBOR	0.641%	09/19/2012	GLM		$61,900	(28)	0	(28)
Receive	3-Month USD-LIBOR	0.641%	09/19/2012	MYC		18,900	(9)	(1)	(8)
Pay	3-Month USD-LIBOR	1.550%	12/17/2014	BPS		6,300	2	0	2
Pay	3-Month USD-LIBOR	1.550%	12/17/2014	DUB		30,900	9	0	9
Pay	3-Month USD-LIBOR	1.550%	12/17/2014	MYC		37,300	11	0	11
Pay	3-Month USD-LIBOR	1.550%	12/17/2014	UAG		6,300	1	0	1
Pay	6-Month AUD-BBR-BBSW	4.750%	12/14/2017	UAG	AUD	1,700	20	8	12
Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017	UAG		1,700	20	12	8
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	BRC		4,000	37	20	17
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	FBF		3,800	35	19	16
Receive	6-Month EUR-EURIBOR	3.361%	11/29/2031	RYL	EUR	1,400	(220)	0	(220)
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	FBF	JPY	40,000	(13)	(5)	(8)
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	RYL		400,000	(123)	(49)	(74)
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041	DUB		10,000	(4)	(6)	2
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041	FBF		190,000	(73)	(127)	54
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS	MXN	12,200	68	39	29
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		2,800	16	10	6

							$194	$(61)	$255

(i)	Purchased options outstanding on March 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	GLM	6-Month EUR-LIBOR	Receive	2.700%	04/10/2012	EUR	1,400	$15	$0
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	2.750%	07/30/2012		$1,000	55	89
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.870%	06/18/2012		1,500	76	94
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	07/30/2012		1,000	60	89
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.273%	09/24/2012		1,700	96	69
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.905%	03/07/2013		1,600	129	167
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	2.870%	06/18/2012		3,200	234	200
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Receive	3.500%	11/05/2012	EUR	200	12	1
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	3.500%	11/05/2012		500	24	4

								$701	$713

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC CDX.HY-17 5-Year Index	BOA	Sell	98.250%	09/19/2012	$1,700	$25	$29
Call - OTC CDX.HY-17 5-Year Index	CBK	Sell	98.000%	09/19/2012	900	15	16

						$ 40	$45

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	MSX		$1.265	04/11/2012	EUR	2,235	$5	$2
Call - OTC USD versus CNY	UAG	CNY	6.678	12/13/2012		$200	2	1
Call - OTC USD versus CNY	UAG		6.684	12/13/2012		200	2	1
Call - OTC USD versus CNY	DUB		6.533	01/08/2013		700	5	3
Call - OTC USD versus CNY	DUB		6.545	01/09/2013		869	6	3
Call - OTC USD versus CNY	DUB		6.548	01/09/2013		869	6	3
Call - OTC USD versus CNY	DUB		6.445	03/06/2013		850	5	5
Call - OTC USD versus CNY	HUS		6.450	03/06/2013		850	4	5
Put - OTC USD versus KRW	UAG	KRW	1,095.000	04/26/2012		1,300	10	2
Put - OTC USD versus MYR	CBK	MYR	2.961	06/12/2012		627	3	1
Put - OTC USD versus SGD	UAG	SGD	1.229	04/26/2012		1,300	7	2

							$55	$ 28

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,230.000	06/16/2012	32	$184	$23
Put - CBOE Volatility S&P 500 Index	23.000	06/20/2012	224	50	110

				$234	$133

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC U.S. Treasury Bond 3.125% due 11/01/2041	FBF	$114.875	06/14/2012	$2,300	$73	$ 1

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Cost (6)	Market Value
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	04/03/2012	$200	$24	$22
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	08/16/2012	1,200	143	126
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	04/03/2012	1,100	132	119
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	04/03/2012	2,400	282	261
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	06/18/2012	1,300	151	148
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	08/16/2012	1,200	143	126

					$875	$802

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

(j)	Written options outstanding on March 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		$700	$5	$(5)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		700	17	(16)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		8,700	56	(58)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		8,700	215	(203)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Pay	2.800%	11/05/2012	EUR	900	13	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	2.800%	11/05/2012		2,100	26	(2)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.150%	09/24/2012		$4,100	23	(28)
Call - OTC 10-Year Interest Rate Swap	GLM	6-Month EUR-LIBOR	Receive	2.200%	04/10/2012	EUR	1,400	15	(2)
Call - OTC 10-Year Interest Rate Swap	GLM	6-Month EUR-LIBOR	Receive	2.100%	06/14/2012		4,100	70	(23)

								$440	$(338)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-17 5-Year Index	BOA	Buy	0.900%	06/20/2012		$11,200	$26	$(44)
Call - OTC CDX.IG-17 5-Year Index	BOA	Buy	1.000%	06/20/2012		1,700	4	(11)
Put - OTC CDX.IG-17 5-Year Index	BOA	Sell	1.300%	06/20/2012		6,100	55	(6)
Put - OTC CDX.IG-17 5-Year Index	BOA	Sell	2.000%	06/20/2012		1,700	7	0
Call - OTC CDX.IG-17 5-Year Index	BOA	Buy	0.900%	09/19/2012		8,200	25	(39)
Call - OTC CDX.IG-17 5-Year Index	DUB	Buy	0.900%	06/20/2012		5,600	12	(22)
Call - OTC CDX.IG-17 5-Year Index	GST	Buy	0.900%	06/20/2012		5,600	12	(22)
Call - OTC CDX.IG-17 5-Year Index	JPM	Buy	1.000%	12/19/2012		2,400	10	(17)
Put - OTC CDX.IG-17 5-Year Index	JPM	Sell	2.000%	12/19/2012		2,400	18	(4)
Put - OTC CDX.IG-17 5-Year Index	MYC	Sell	1.300%	06/20/2012		2,000	19	(2)
Call - OTC CDX.IG-17 5-Year Index	MYC	Buy	0.900%	09/19/2012		4,400	16	(21)
Put - OTC iTraxx Europe 16 5-Year Index	JPM	Sell	2.600%	06/20/2012	EUR	4,100	50	(1)

							$254	$(189)

(k)	Short sales outstanding on March 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (7)
Fannie Mae	3.500%	04/01/2027	$16,000	$16,755	$(16,787)
Fannie Mae	3.500%	04/01/2042	5,000	5,160	(5,137)
Fannie Mae	3.500%	05/01/2042	5,000	5,105	(5,122)
Fannie Mae	4.000%	04/01/2027	2,000	2,117	(2,120)
Fannie Mae	4.000%	05/01/2027	1,000	1,059	(1,059)
Fannie Mae	4.000%	05/01/2042	5,000	5,205	(5,233)
Fannie Mae	4.500%	04/01/2042	5,000	5,320	(5,319)
Fannie Mae	5.000%	05/01/2042	2,000	2,151	(2,157)
Ginnie Mae	4.000%	04/01/2042	4,000	4,282	(4,294)
U.S. Treasury Notes	1.000%	09/30/2016	2,700	$2,711	$(2,710)
U.S. Treasury Notes	3.625%	02/15/2021	700	794	(796)

				$50,659	$(50,734)

(7)	Market value includes $5 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	15,115	05/2012	HUS	$211	$0	$211
Sell		29	05/2012	RBC	0	0	0
Sell	BRL	301	04/2012	BRC	8	0	8
Sell		649	04/2012	JPM	18	0	18
Buy		950	04/2012	MSC	0	(30)	(30)
Sell		950	06/2012	MSC	30	0	30
Sell	CAD	1,882	06/2012	BRC	16	0	16
Buy	CNY	25,808	06/2012	CBK	32	0	32
Buy		10,802	02/2013	BRC	0	(6)	(6)
Buy		6,712	02/2013	HUS	0	(13)	(13)
Buy		7,915	04/2014	CBK	0	(5)	(5)
Sell	EUR	2,679	04/2012	BRC	0	(107)	(107)
Buy		2,583	04/2012	CBK	41	0	41
Sell		438	04/2012	CBK	0	(24)	(24)
Buy		364	04/2012	DUB	10	0	10
Sell		1,398	04/2012	DUB	0	(71)	(71)
Sell		3,986	04/2012	HUS	0	(35)	(35)
Buy		1,583	04/2012	JPM	26	0	26
Sell		77	04/2012	RBC	0	(2)	(2)
Sell		1,072	04/2012	UAG	0	(65)	(65)
Sell		2,403	05/2012	CBK	0	(36)	(36)
Sell		1,583	05/2012	JPM	0	(26)	(26)
Sell		39	06/2012	BRC	0	0	0
Buy		110	06/2012	CBK	3	0	3
Sell		103	06/2012	JPM	0	(2)	(2)
Buy	GBP	3,006	04/2012	DUB	46	0	46
Sell		3,006	04/2012	HUS	0	(55)	(55)
Sell		3,006	05/2012	DUB	0	(46)	(46)
Buy	HKD	4,373	05/2012	JPM	0	(1)	(1)
Sell	HUF	244,370	05/2012	HUS	0	(122)	(122)
Buy	INR	50,986	07/2012	JPM	0	(16)	(16)
Sell	JPY	403,247	06/2012	BRC	33	0	33
Sell		102	06/2012	MSC	0	0	0
Sell		120,988	10/2016	DUB	144	0	144
Buy	KRW	1,079	07/2012	UAG	0	0	0
Buy	MXN	4,224	06/2012	HUS	0	(1)	(1)
Sell		1,742	09/2012	BRC	0	0	0
Sell		3,563	09/2012	HUS	0	0	0
Sell		1,769	09/2012	JPM	0	0	0
Sell		7,024	09/2012	UAG	0	0	0
Buy	MYR	1,907	04/2012	JPM	0	(7)	(7)
Sell		1,904	05/2012	CBK	7	0	7
Buy	SGD	3	05/2012	UAG	0	0	0
Buy	TWD	13,400	04/2012	BRC	10	0	10
Buy		18,371	04/2012	JPM	13	0	13

					$648	$(670)	$(22)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

	0000000000	0000000000	0000000000	0000000000
Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$0	$5,919	$0	$5,919
Corporate Bonds & Notes
Banking & Finance	0	22,425	0	22,425
Industrials	0	5,878	0	5,878
Utilities	0	1,221	0	1,221
Convertible Bonds & Notes
Industrials	0	1,864	0	1,864
Municipal Bonds & Notes
California	0	4,185	0	4,185
Massachusetts	0	4,338	0	4,338
U.S. Government Agencies	0	40,784	451	41,235
U.S. Treasury Obligations	0	71,422	0	71,422
Mortgage-Backed Securities	0	17,651	0	17,651
Asset-Backed Securities	0	18,338	0	18,338
Sovereign Issues	0	16,775	0	16,775
Short-Term Instruments
Repurchase Agreements	0	1,269	0	1,269
U.S. Treasury Bills	0	700	0	700
PIMCO Short-Term Floating NAV Portfolios	4,716	0	0	4,716
Purchased Options
Credit Contracts	0	45	0	45
Equity Contracts	133	0	0	133
Foreign Exchange Contracts	0	28	0	28
Interest Rate Contracts	0	713	803	1,516
	$4,849	$213,555	$1,254	$219,658
Short Sales, at value	$0	$(50,734)	$0	$(50,734)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	147	0	147
Foreign Exchange Contracts	0	648	0	648
Interest Rate Contracts	106	1,368	25	1,499
	$106	$2,163	$25	$2,294

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,349)	0	(1,349)
Foreign Exchange Contracts	0	(670)	0	(670)
Interest Rate Contracts	0	(708)	(79)	(787)

	$0	$(2,727)	$(79)	$(2,806)

Totals	$4,955	$162,257	$1,200	$168,412

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 12/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
U.S. Government Agencies	$447	$0	$0	$0	$0	$4	$0	$0	$451	$4
Mortgage-Backed Securities	959	0	(25)	1	3	17	0	(955)	0	0
Purchased Options
Interest Rate Contracts	721	286	0	0	0	(204)	0	0	803	(204)

	$2,127	$286	$(25)	$1	$3	$(183)	$0	$(955)	$1,254	$(200)
Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	$(9)	$0	$0	$0	$0	$34	$0	$0	$25	$34

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$20	$0	$0	$0	$0	$(99)	$0	$0	$(79)	$(99)

Totals	$2,138	$286	$(25)	$1	$3	$(248)	$0	$(955)	$1,200	$(265)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn® Strategy Portfolio

March 31, 2012 (Unaudited)

		0000000000	0000000000
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.6%
NRG Energy, Inc.
4.000% due 07/01/2018		$993	$992
Springleaf Finance Corp.
5.500% due 05/10/2017		3,800	3,508

Total Bank Loan Obligations (Cost $4,774)			4,500

CORPORATE BONDS & NOTES 14.9%
BANKING & FINANCE 13.3%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		730	763
Ally Financial, Inc.
3.874% due 06/20/2014		3,100	3,038
American International Group, Inc.
8.175% due 05/15/2068		800	851
ANZ National International Ltd.
0.933% due 08/19/2014		1,000	1,005
Bank of Montreal
2.850% due 06/09/2015		1,900	2,004
BPCE S.A.
2.375% due 10/04/2013		600	590
Commonwealth Bank of Australia
0.754% due 09/17/2014		15,800	15,895
1.000% due 07/12/2013		8,900	8,945
Countrywide Financial Corp.
5.800% due 06/07/2012		300	302
Dexia Credit Local
0.880% due 03/05/2013		1,000	959
Dexia Credit Local S.A.
1.033% due 04/29/2014		7,900	7,369
Ford Motor Credit Co. LLC
7.500% due 08/01/2012		2,000	2,031
7.800% due 06/01/2012		200	202
FUEL Trust
3.984% due 12/15/2022		3,000	3,046
General Electric Capital Corp.
0.474% due 09/21/2012		2,800	2,803
0.474% due 12/21/2012		3,100	3,106
HBOS PLC
6.750% due 05/21/2018		1,000	939
HCP, Inc.
6.700% due 01/30/2018		1,000	1,156
ING Bank NV
1.885% due 10/18/2013		5,200	5,186
International Lease Finance Corp.
5.625% due 09/20/2013		400	407
LeasePlan Corp. NV
3.000% due 05/07/2012		1,200	1,203
Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	1,054
Merrill Lynch & Co., Inc.
0.710% due 06/05/2012		2,000	2,000
1.558% due 09/27/2012	EUR	200	265
6.050% due 08/15/2012		$4,000	4,070
Morgan Stanley
1.321% due 03/01/2013	EUR	200	264
3.006% due 05/14/2013		$3,100	3,124
National Australia Bank Ltd.
1.083% due 07/08/2014		7,900	7,932
NIBC Bank NV
2.800% due 12/02/2014		5,200	5,402
Royal Bank of Scotland Group PLC
1.461% due 04/23/2012		500	500
Turkiye Garanti Bankasi A/S
3.061% due 04/20/2016		500	469
Westpac Banking Corp.
0.664% due 12/14/2012		10,200	10,210
3.585% due 08/14/2014		1,500	1,586
Westpac Securities NZ Ltd.
2.500% due 05/25/2012		900	902

			99,578

INDUSTRIALS 1.6%
Boston Scientific Corp.
5.450% due 06/15/2014		500	541

		0000000000	0000000000

Cardinal Health, Inc.
6.000% due 06/15/2017		400	458
Lyondell Chemical Co.
11.000% due 05/01/2018		1,946	2,161
NXP BV
3.995% due 10/15/2013	EUR	1,007	1,333
Office Depot, Inc.
6.250% due 08/15/2013		$304	315
Rexam PLC
6.750% due 06/01/2013		400	418
RPM International, Inc.
6.500% due 02/15/2018		1,000	1,146
Steel Dynamics, Inc.
7.375% due 11/01/2012		2,000	2,060
UST LLC
6.625% due 07/15/2012		900	915
Volkswagen International Finance NV
1.625% due 08/12/2013		2,500	2,522
Xstrata Canada Corp.
7.350% due 06/05/2012		400	405

			12,274

Total Corporate Bonds & Notes (Cost $111,287)			111,852

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	74

Total Municipal Bonds & Notes (Cost $94)			74

U.S. GOVERNMENT AGENCIES 4.7%
Fannie Mae
0.592% due 05/25/2042		12	12
0.922% due 02/25/2041		2,486	2,488
1.382% due 10/01/2044		13	13
2.490% due 05/25/2035		107	111
2.497% due 11/01/2034		83	89
4.500% due 04/01/2023 - 04/01/2024		2,172	2,328
5.094% due 07/01/2035		77	82
5.339% due 01/01/2036		390	420
5.364% due 11/01/2035		243	261
5.500% due 12/01/2036		7,217	7,882
Freddie Mac
0.202% due 03/21/2013 (f)		10,600	10,609
0.472% due 02/15/2019		652	651
0.502% due 08/25/2031		3	2
0.692% due 08/15/2033		2,815	2,817
1.369% due 02/25/2045		139	133
2.264% due 09/01/2036		360	382
2.366% due 01/01/2034		13	13
2.405% due 07/01/2036		379	405
2.468% due 10/01/2036		315	338
Ginnie Mae
0.542% due 03/20/2037		2,971	2,966
NCUA Guaranteed Notes
0.693% due 10/07/2020		1,160	1,162
0.803% due 12/08/2020		1,613	1,620
Small Business Administration
5.510% due 11/01/2027		651	733

Total U.S. Government Agencies (Cost $35,103)			35,517

U.S. TREASURY OBLIGATIONS 98.5%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016		87,178	92,157
0.125% due 01/15/2022		28,666	29,352
0.500% due 04/15/2015 (d)(f)		26,492	28,111
0.625% due 04/15/2013		2,899	2,976
0.625% due 07/15/2021		82,338	89,093
1.125% due 01/15/2021		23,186	26,102
1.250% due 04/15/2014		26,807	28,449
1.250% due 07/15/2020		46,343	52,932
1.375% due 07/15/2018		4,209	4,822
1.375% due 01/15/2020		26,025	29,895
1.625% due 01/15/2015		19,728	21,507
1.625% due 01/15/2018		975	1,121
1.875% due 07/15/2013		27,470	28,927
1.875% due 07/15/2019		26,411	31,394
2.000% due 01/15/2014		36,478	39,006
2.000% due 01/15/2016		29,899	33,793
2.000% due 01/15/2016 (d)		12,562	14,198

		0000000000	0000000000

2.000% due 01/15/2026		1,258	1,542
2.125% due 01/15/2019		7,716	9,236
2.375% due 01/15/2017		10,128	11,871
2.375% due 01/15/2017 (d)		11,240	13,175
2.375% due 01/15/2025		2,408	3,064
2.375% due 01/15/2027		1,575	2,022
2.625% due 07/15/2017		8,978	10,799
2.625% due 07/15/2017 (f)		16,405	19,732
3.000% due 07/15/2012 (d)(f)		95,194	97,395
3.625% due 04/15/2028		1,543	2,278
3.875% due 04/15/2029		2,347	3,617
U.S. Treasury Notes
0.500% due 11/30/2012 (d)		12,300	12,327

Total U.S. Treasury Obligations (Cost $734,458)			740,893

MORTGAGE-BACKED SECURITIES 7.3%
American General Mortgage Loan Trust
5.150% due 03/25/2058		1,083	1,115
Banc of America Large Loan, Inc.
0.752% due 08/15/2029		526	503
1.992% due 11/15/2015		6,240	5,839
5.616% due 06/24/2050		300	335
Banc of America Mortgage Securities, Inc.
2.838% due 06/25/2035		321	275
5.002% due 11/25/2034		219	204
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.412% due 06/10/2049		69	69
5.633% due 06/10/2049		69	70
BCAP LLC Trust
5.250% due 08/26/2037		2,400	2,352
5.564% due 03/26/2037		600	452
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035		62	60
2.250% due 08/25/2035		109	101
2.570% due 03/25/2035		199	193
2.882% due 03/25/2035		203	170
2.913% due 01/25/2035		626	519
2.917% due 01/25/2035		799	758
3.078% due 03/25/2035		59	59
Bear Stearns Structured Products, Inc.
2.749% due 01/26/2036		590	348
2.845% due 12/26/2046		3,364	1,917
Citigroup Commercial Mortgage Trust
5.696% due 12/10/2049		91	104
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		131	123
2.450% due 09/25/2035		146	129
2.580% due 10/25/2035		1,127	1,011
5.509% due 09/25/2037 ^		974	612
Countrywide Alternative Loan Trust
0.412% due 05/25/2047		2,976	1,894
0.437% due 12/20/2046		2,507	1,353
6.000% due 02/25/2037		426	262
Countrywide Home Loan Mortgage Pass-Through Trust
2.762% due 11/19/2033		10	10
2.798% due 08/25/2034		74	55
Credit Suisse Mortgage Capital Certificates
0.472% due 10/15/2021		1,391	1,311
5.383% due 02/15/2040		400	442
5.467% due 09/18/2039		1,000	1,107
DBUBS Mortgage Trust
3.386% due 07/10/2044		5,800	6,143
First Horizon Alternative Mortgage Securities
2.378% due 06/25/2034		30	27
Fosse Master Issuer PLC
1.965% due 10/18/2054		2,100	2,113
Granite Mortgages PLC
1.416% due 09/20/2044	GBP	366	566
Greenpoint Mortgage Funding Trust
0.322% due 01/25/2047 ^		$28	27
0.512% due 11/25/2045		16	10
GS Mortgage Securities Corp.
1.260% due 03/06/2020		300	295
3.849% due 12/10/2043		3,489	3,740
GSR Mortgage Loan Trust
2.856% due 01/25/2035		155	138
Harborview Mortgage Loan Trust
0.482% due 03/19/2036		93	52
Holmes Master Issuer PLC
2.581% due 10/15/2054	EUR	4,100	5,482
Indymac Mortgage Loan Trust
5.069% due 11/25/2035		$435	339

		0000000000	0000000000

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		310	344
JPMorgan Mortgage Trust
2.766% due 08/25/2035		186	167
2.807% due 07/25/2035		152	145
5.015% due 02/25/2035		532	536
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		200	228
MASTR Adjustable Rate Mortgages Trust
2.718% due 11/21/2034		100	99
Mellon Residential Funding Corp.
0.982% due 09/15/2030		435	382
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	110
MLCC Mortgage Investors, Inc.
1.996% due 10/25/2035		421	389
Morgan Stanley Capital
5.882% due 06/11/2049		25	28
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		957	961
Permanent Master Issuer PLC
2.531% due 07/15/2042	EUR	400	534
RBSCF Trust
6.003% due 12/16/2049		$600	684
Residential Accredit Loans, Inc.
0.492% due 08/25/2037		2,019	1,264
1.519% due 09/25/2045		257	147
Sequoia Mortgage Trust
0.442% due 07/20/2036		741	550
Structured Adjustable Rate Mortgage Loan Trust
1.582% due 01/25/2035		24	16
2.722% due 02/25/2034		41	39
5.500% due 12/25/2034		393	382
Structured Asset Mortgage Investments, Inc.
0.902% due 10/19/2034		37	34
Vornado DP LLC
4.004% due 09/13/2028		1,500	1,618
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		651	617
0.332% due 09/15/2021		528	509
5.088% due 08/15/2041		300	323
5.418% due 01/15/2045		310	346
WaMu Mortgage Pass-Through Certificates
0.929% due 05/25/2047		416	279
5.113% due 12/25/2035		418	375
5.522% due 08/25/2035		145	133
Wells Fargo Mortgage-Backed Securities Trust
2.668% due 03/25/2036		413	353
5.000% due 06/25/2033		267	265

Total Mortgage-Backed Securities (Cost $54,835)			54,541

ASSET-BACKED SECURITIES 7.1%
AMMC CDO
0.716% due 05/03/2018		477	466
Aquilae CLO PLC
1.754% due 01/17/2023	EUR	757	936
ARES CLO Ltd.
0.701% due 03/12/2018		$573	558
Babson CLO Ltd.
0.823% due 11/15/2016		369	364
Carrington Mortgage Loan Trust
0.562% due 10/25/2035		87	81
Citibank Omni Master Trust
2.342% due 05/16/2016		3,300	3,308
2.992% due 08/15/2018		6,100	6,429
Commercial Industrial Finance Corp.
0.748% due 03/01/2021		1,300	1,227
0.773% due 05/10/2021		4,600	4,354
Countrywide Asset-Backed Certificates
0.422% due 07/25/2036		1,573	1,325
0.492% due 04/25/2036		230	198
5.446% due 04/25/2036		1,641	1,520
Credit-Based Asset Servicing and Securitization LLC
0.362% due 07/25/2037		31	25
Cumberland CLO Ltd.
0.763% due 11/10/2019		1,186	1,164
Duane Street CLO
0.773% due 11/08/2017		485	474
First CLO Ltd.
0.784% due 12/14/2016		184	182
First Franklin Mortgage Loan Asset-Backed Certificates
0.582% due 11/25/2035		5,697	4,858
0.622% due 09/25/2035		3,120	2,945

		0000000000	0000000000

Globaldrive BV
2.058% due 04/20/2018	EUR	1,962	2,651
GSAMP Trust
0.312% due 12/25/2036		$88	58
Gulf Stream Compass CLO Ltd.
0.927% due 07/15/2016		118	117
Harvest CLO S.A.
1.587% due 03/29/2017	EUR	147	190
Illinois Student Assistance Commission
1.040% due 04/25/2017		$201	200
Katonah Ltd.
0.794% due 09/20/2016		904	894
Landmark CDO Ltd.
0.788% due 06/01/2017		1,126	1,088
LCM LP
0.704% due 03/21/2019		1,100	1,021
Magi Funding PLC
2.015% due 04/11/2021	EUR	558	702
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047		$209	148
Nelnet Student Loan Trust
1.260% due 07/25/2018		273	275
North Carolina State Education Assistance Authority
1.010% due 10/26/2020		1,706	1,690
Penta CLO S.A.
1.917% due 06/04/2024	EUR	1,162	1,392
Premium Loan Trust Ltd.
0.940% due 10/25/2014		$55	55
SLM Student Loan Trust
0.600% due 04/25/2019		2,200	2,121
1.418% due 10/25/2023	EUR	900	1,074
1.892% due 12/15/2017		$469	470
2.060% due 04/25/2023		5,525	5,679
2.350% due 04/15/2039		1,174	1,183
Specialty Underwriting & Residential Finance
0.302% due 01/25/2038		129	117
Structured Asset Securities Corp.
1.742% due 04/25/2035		689	581
Symphony CLO Ltd.
0.743% due 05/15/2019		700	664
Wind River CLO Ltd.
0.804% due 12/19/2016		612	591
Wood Street CLO BV
1.347% due 03/29/2021	EUR	189	239

Total Asset-Backed Securities (Cost $53,618)			53,614

SOVEREIGN ISSUES 5.4%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	1,200	1,509
3.000% due 09/20/2025		3,000	4,015
4.000% due 08/20/2020		4,900	9,409
Canada Government Bond
2.750% due 09/01/2016	CAD	14,000	14,763
4.250% due 12/01/2021 (b)		2,906	4,126
New South Wales Treasury Corp.
2.750% due 11/20/2025 (b)	AUD	2,600	3,238
United Kingdom Gilt
1.875% due 11/22/2022 (b)	GBP	1,852	3,773

Total Sovereign Issues (Cost $38,362)			40,833

SHORT-TERM INSTRUMENTS 50.3%
CERTIFICATES OF DEPOSIT 0.5%
Banco Bradesco S.A.
1.955% due 01/24/2013		$3,600	3,628

REPURCHASE AGREEMENTS 10.4%
Banc of America Securities LLC
0.050% due 04/02/2012		800	800
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.875% due 11/30/2016 valued at $817. Repurchase proceeds are $800)
0.100% due 04/02/2012		13,000	13,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 3.125% due 09/30/2013 valued at $13,260. Repurchase proceeds are $13,000)
BNP Paribas Securities Corp.
0.200% due 04/02/2012		13,000	13,000
(Dated 03/30/2012. Collateralized by Fannie Mae 5.000% due 07/01/2035 valued at $13,470. Repurchase proceeds are $13,000.)
Citigroup Global Markets, Inc.
0.080% due 04/02/2012		7,500	7,500
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.375% due 07/31/2013 valued at $7,651. Repurchase proceeds are $7,500)
0.150% due 04/02/2012		5,500	5,500
(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 0.200% due 04/30/2013 valued at $5,615. Repurchase proceeds are $5,500)

	0000000000	0000000000

Goldman Sachs Group, Inc. (The)
0.170% due 04/02/2012	13,000	13,000
(Dated 03/30/2012. Collateralized by Fannie Mae 6.000% due 06/01/2040 valued at $13,456. Repurchase proceeds are $13,000.)
JPMorgan Securities, Inc.
0.150% due 04/02/2012	11,900	11,900
(Dated 03/30/2012. Collateralized by Fannie Mae 0.950% due 10/27/2014 valued at $12,149. Repurchase proceeds are $11,900.)
Morgan Stanley & Co., Inc.
0.120% due 04/02/2012	13,700	13,700
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $13,919. Repurchase proceeds are $13,700.)

		78,400

U.S. TREASURY BILLS 1.6%
0.127% due 04/05/2012 - 03/07/2013 (a)(d)	12,203	12,196

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (c) 37.8%
PIMCO Short-Term Floating NAV Portfolio	28,406,033	284,657

Total Short-Term Instruments (Cost $378,853)		378,881

PURCHASED OPTIONS (i) 0.1%
(Cost $947)		457

Total Investments 188.9% (Cost $1,412,331)		$1,421,162
Written Options (j) (0.2%) (Premiums $2,088)		(1,652)
Other Assets and Liabilities (Net) (88.7%)		(667,048)

Net Assets 100.0%		$752,462

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $46,294 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $120,061 at a weighted average interest rate of 0.217%. On March 31, 2012, there were no open reverse repurchase agreements.

(f)	Securities with an aggregate market value of $861 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2013	220	$317
90-Day Eurodollar June Futures	Long	06/2015	53	9
90-Day Eurodollar March Futures	Long	03/2015	125	0
Brent Crude December Futures	Long	11/2013	41	(3)
Gold 100 oz. June Futures	Long	06/2012	19	2
Soybean July Futures	Long	07/2013	59	113
Soybean November Futures	Short	11/2012	59	(220)
Wheat July Futures	Long	07/2012	62	6
Wheat July Futures	Short	07/2012	62	(23)
WTI Crude January Futures	Long	12/2012	5	(14)
WTI Crude September Futures	Short	08/2012	5	17

				$204

(g)	Centrally cleared swap agreements outstanding on March 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$ 16,100	$173	$99

(h)	OTC swap agreements outstanding on March 31, 2012:

Asset Swaps

Underlying Asset	Receive	Pay	Maturity Date	Counterparty	Notional Amount	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
U.S. Treasury Inflation Protected Securities	3-Month USD-LIBOR	Cash Flow from Underlying Asset	07/15/2012	BPS	$1,298	$1	$0	$1

Commodity Forward Swaps

Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Wheat July Futures	$641.000	06/22/2012	AZD	40,000	$(13)	$0	$(13)
Pay	COMEX Gold 100 oz. June Futures	1,661.150	05/30/2012	DUB	810	(9)	0	(9)
Receive	DTDBRTCO CAL12 Index	0.001	12/31/2012	BRC	45,000	27	0	27
Receive	DTDBRTCO CAL12 Index	0.150	12/31/2012	MYC	9,000	4	0	4
Pay	EUMARGIN CAL12 Index	5.150	12/31/2012	BRC	27,000	(30)	0	(30)
Pay	EUMARGIN CAL12 Index	5.250	12/31/2012	BRC	18,000	(18)	0	(18)
Pay	EUMARGIN CAL12 Index	5.450	12/31/2012	BRC	18,000	(15)	0	(15)
Pay	EUMARGIN CAL12 Index	5.550	12/31/2012	BRC	9,000	(6)	0	(6)
Pay	EUROBOBCO CAL12 Index	2.550	12/31/2012	MYC	2,250	(14)	0	(14)
Pay	EUROBOBCO CAL12 Index	4.150	12/31/2012	BRC	11,250	(53)	0	(53)
Pay	EUROJETCOCAL12 Index	19.900	12/31/2012	BRC	4,500	6	0	6
Pay	EUROJETCOCAL12 Index	21.550	12/31/2012	MYC	900	3	0	3
Pay	GOCOCAL CAL12 Index	15.650	12/31/2012	BRC	13,500	0	0	0
Pay	GOCOCAL CAL12 Index	17.010	12/31/2012	MYC	2,700	4	0	4
Receive	KCBT Hard Red Winter Wheat July Futures	680.000	06/22/2012	AZD	40,000	11	0	11
Pay	LSFOCOCAL12 Index	7.700	12/31/2012	MYC	3,150	(7)	0	(7)
Pay	LSFOCOCAL12 Index	7.635	12/31/2012	BRC	15,750	(34)	0	(34)
Receive	NGCAL19 Index	7.200	12/31/2019	DUB	84,000	(111)	0	(111)
Receive	NYMEX Platinum July Futures	1,645.550	06/29/2012	DUB	810	(1)	0	(1)

						$(256)	$0	$(256)

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.380%	$400	$(4)	$0	$(4)
HCP, Inc.	GST	(2.910%	)	03/20/2018	1.577%	1,000	(75)	0	(75)
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	1.486%	1,000	1	0	1
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	1.676%	1,000	(51)	(24)	(27)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.280%	400	(6)	0	(6)
RPM International, Inc.	GST	(1.500%	)	03/20/2018	1.328%	1,000	(10)	0	(10)
UST LLC	BOA	(0.340%	)	09/20/2012	0.126%	900	(1)	0	(1)
Xstrata Canada Corp.	BOA	(0.910%	)	06/20/2012	0.139%	400	(1)	0	(1)

							$(147)	$(24)	$(123)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.876%	$1,000	$4	$(14)	$18
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.463%	1,800	(61)	(60)	(1)
Brazil Government International Bond	RYL	1.000%	06/20/2015	0.876%	500	2	(10)	12
Japan Government International Bond	BOA	1.000%	12/20/2015	0.737%	3,600	35	81	(46)
Japan Government International Bond	DUB	1.000%	12/20/2015	0.737%	100	1	2	(1)
Japan Government International Bond	GST	1.000%	12/20/2015	0.737%	600	6	13	(7)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.737%	600	6	12	(6)
Japan Government International Bond	RYL	1.000%	12/20/2015	0.737%	500	5	11	(6)
Merrill Lynch & Co., Inc.	UAG	1.000%	06/20/2012	1.533%	2,600	(2)	(67)	65
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.549%	200	1	(2)	3
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.288%	400	9	3	6
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.466%	600	13	7	6
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.288%	1,500	35	12	23
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.389%	4,200	97	99	(2)

						$151	$87	$64

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	$800	$81	$119	$(38)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	2,600	266	364	(98)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	1,500	153	211	(58)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015	600	62	83	(21)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	900	92	127	(35)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	400	44	54	(10)

					$698	$958	$(260)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	BPS	EUR	1,600	$(32)	$(14)	$(18)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	BRC		1,300	(26)	(14)	(12)
Pay	1-Year BRL-CDI	9.970%	01/02/2014	BRC	BRL	1,600	5	0	5
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM		14,400	51	22	29

Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS	3,800	20	17	3
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC	400	2	2	0
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG	14,800	98	59	39
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS	5,200	38	23	15
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC	25,400	196	107	89
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG	3,700	36	12	24
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS	$1,700	(7)	(1)	(6)

						$381	$213	$168

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	BXCS1461 Index	24,763	3-Month U.S. Treasury Bill rate plus a specified spread	$62,090	04/26/2012	BRC	$(107)
Receive	DJUBSF3T Index	82,897	3-Month U.S. Treasury Bill rate plus a specified spread	51,470	04/26/2012	BRC	(167)
Receive	CVICSTR3 Index	42,780	3-Month U.S. Treasury Bill rate plus a specified spread	13,110	04/26/2012	CBK	(30)
Receive	DJUBSF3T Index	9,921	3-Month U.S. Treasury Bill rate plus a specified spread	6,160	04/26/2012	CBK	(20)
Receive	DJUBSTR Index	170,570	3-Month U.S. Treasury Bill rate plus a specified spread	48,780	04/26/2012	DUB	(113)
Receive	DJUBSTR Index	277,185	3-Month U.S. Treasury Bill rate plus a specified spread	79,270	04/26/2012	FBF	(184)
Pay	DJUBSTR Index	4,546	3-Month U.S. Treasury Bill rate plus a specified spread	1,300	04/26/2012	FBF	3
Receive	ENHGD84T Index	210,881	3-Month U.S. Treasury Bill rate plus a specified spread	76,780	04/26/2012	GLM	(143)
Receive	DJUBSF3T Index	21,614	3-Month U.S. Treasury Bill rate plus a specified spread	13,420	04/26/2012	JPM	(43)
Receive	DJUBSTR Index	259,772	3-Month U.S. Treasury Bill rate plus a specified spread	74,290	04/26/2012	JPM	(172)
Receive	DJUBSTR Index	344,392	3-Month U.S. Treasury Bill rate plus a specified spread	98,490	04/26/2012	MYC	(228)
Receive	MOTT3001 Index	230,772	3-Month U.S. Treasury Bill rate plus a specified spread	70,960	04/26/2012	MYC	(165)
Receive	MOTT3002 Index	428,085	3-Month U.S. Treasury Bill rate plus a specified spread	130,370	04/26/2012	MYC	(303)
Receive	DJUBSTR Index	55,108	3-Month U.S. Treasury Bill rate plus a specified spread	15,760	04/26/2012	UAG	(36)

							$(1,708)

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn July Futures	$0.084	06/22/2012	DUB	$810	$3	$0	$3
Pay	CBOT Corn May Futures	0.078	04/20/2012	DUB	40	0	0	0
Pay	London Gold Market Fixing Ltd. PM	0.033	04/04/2012	DUB	1,840	17	0	17
Pay	London Gold Market Fixing Ltd. PM	0.032	04/10/2012	DUB	480	3	0	3
Pay	London Gold Market Fixing Ltd. PM	0.032	04/17/2012	SOG	670	7	0	7
Pay	London Gold Market Fixing Ltd. PM	0.044	04/18/2012	MYC	490	5	0	5
Pay	London Gold Market Fixing Ltd. PM	0.044	04/27/2012	DUB	350	6	0	6
Pay	London Gold Market Fixing Ltd. PM	0.046	05/01/2012	GST	640	12	0	12
Pay	London Gold Market Fixing Ltd. PM	0.044	05/09/2012	GST	320	5	0	5
Pay	London Gold Market Fixing Ltd. PM	0.037	05/29/2012	DUB	720	4	0	4
Pay	NYMEX Natural Gas May Futures	0.209	04/25/2012	JPM	120	(1)	0	(1)
Pay	NYMEX Natural Gas May Futures	0.214	04/25/2012	SOG	110	0	0	0
Pay	NYMEX Natural Gas May Futures	0.215	04/25/2012	JPM	90	3	0	3
Pay	NYMEX Natural Gas May Futures	0.244	04/25/2012	SOG	210	(1)	0	(1)
Pay	NYMEX WTI Crude May Futures	0.096	04/17/2012	DUB	370	15	0	15
Pay	NYMEX WTI Crude May Futures	0.106	04/17/2012	DUB	180	9	0	9

						$87	$0	$87

(i)	Purchased options outstanding on March 31, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC Brent Crude July Futures	GST	$140.000	06/11/2012	7	$17	$7
Put - OTC Heating Oil December Futures	GST	250.000	11/27/2012	5	12	9
Put - OTC London Gold Market Fixing Ltd. PM	GST	1,565.000	08/06/2012	500	42	13
Put - OTC London Gold Market Fixing Ltd. PM	GST	1,650.000	08/08/2012	200	24	11
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	48	335	175
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	82	517	242

					$947	$457

(j)	Written options outstanding on March 31, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - OTC Brent Crude December Futures	GST	$86.000	11/12/2012	5	$14	$(8)
Call - OTC Brent Crude December Futures	JPM	140.000	11/11/2013	48	345	(207)

	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000

Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	82	517	(292)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,565.000	08/06/2012	500	42	(23)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,650.000	08/08/2012	200	26	(18)
Call - OTC RBOB Gasoline June Futures	GST	350.000	05/25/2012	7	20	(15)

					$964	$(563)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$4,000	$0	$(11)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	4,000	0	(2)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	3,900	0	(11)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	3,900	0	(2)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012	8,500	0	(67)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012	8,500	0	(9)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	9,600	0	(50)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	9,600	0	(17)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	5,900	70	(81)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	5,900	111	(93)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.500%	09/24/2012	7,700	58	(76)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.500%	09/24/2012	7,700	116	(77)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	18,000	213	(247)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	18,000	350	(285)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	2,800	26	(30)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,100	7	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,900	13	0

							$964	$(1,058)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/12/2020	$3,400	$29	$(5)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	04/07/2020	12,100	108	(20)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	09/29/2020	1,000	13	(2)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/10/2020	1,300	10	(4)

						$160	$(31)

(k)	Short sales outstanding on March 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	05/01/2042	$10,000	$10,850	$(10,880)

(l)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,000	04/2012	BRC	$0	$(15)	$(15)
Sell		26,699	04/2012	BRC	887	0	887
Buy		1,743	04/2012	DUB	4	0	4
Buy		753	04/2012	UAG	0	(1)	(1)
Sell	BRL	961	04/2012	JPM	26	0	26
Buy		961	04/2012	MSC	0	(31)	(31)
Sell		961	06/2012	MSC	30	0	30
Buy	CAD	193	06/2012	BSN	0	(1)	(1)
Sell		8,509	06/2012	CBK	31	0	31
Sell		3,627	06/2012	FBF	22	0	22
Sell		3,607	06/2012	JPM	37	0	37
Sell		3,481	06/2012	UAG	20	0	20
Sell	CNY	12,305	06/2012	BRC	2	0	2
Buy		8,849	06/2012	CBK	11	0	11
Sell		482	06/2012	DUB	0	0	0
Sell		4,592	06/2012	FBF	0	(1)	(1)
Sell		9,283	06/2012	HUS	0	0	0
Buy		17,827	02/2013	BRC	0	(11)	(11)
Sell	EUR	2,832	04/2012	BRC	0	(147)	(147)
Buy		15,480	04/2012	CBK	229	0	229
Sell		2,092	04/2012	CBK	0	(113)	(113)
Buy		4,287	04/2012	DUB	248	0	248
Sell		6,682	04/2012	DUB	0	(339)	(339)
Sell		25,682	04/2012	HUS	0	(228)	(228)
Buy		10,202	04/2012	JPM	165	0	165
Buy		12,103	04/2012	RBC	705	0	705
Buy		2,970	04/2012	UAG	25	0	25

Sell		5,120	04/2012	UAG	0	(309)	(309)
Sell		15,480	05/2012	CBK	0	(229)	(229)
Sell		10,202	05/2012	JPM	0	(165)	(165)
Sell		20	06/2012	BSN	0	(1)	(1)
Buy		261	06/2012	CBK	6	0	6
Buy		190	06/2012	JPM	0	0	0
Sell		8	06/2012	MSC	0	0	0
Sell		7	06/2012	RBC	0	0	0
Buy		724	06/2012	UAG	0	0	0
Buy	GBP	2,746	04/2012	DUB	43	0	43
Sell		2,619	04/2012	GST	0	(85)	(85)
Sell		952	04/2012	JPM	0	(29)	(29)
Buy		825	04/2012	UAG	11	0	11
Sell		2,746	05/2012	DUB	0	(42)	(42)
Sell	IDR	95	07/2012	UAG	0	0	0
Sell	INR	189,400	07/2012	BRC	59	(40)	19
Sell		20,765	07/2012	DUB	0	(25)	(25)
Sell		11,433	07/2012	GST	0	(15)	(15)
Sell		21,402	07/2012	HUS	0	(24)	(24)
Sell		137,006	07/2012	JPM	36	(35)	1
Buy		380,006	07/2012	UAG	0	(896)	(896)
Sell	JPY	185,429	06/2012	BRC	15	0	15
Buy	KRW	1,133	07/2012	UAG	0	0	0
Sell	MXN	158	06/2012	MSC	0	0	0
Sell	MYR	1,975	04/2012	BRC	0	(27)	(27)
Buy		815	04/2012	CBK	3	0	3
Sell		2,278	04/2012	DUB	0	(31)	(31)
Sell		714	04/2012	HUS	0	(10)	(10)
Sell		3,453	04/2012	JPM	0	(46)	(46)
Buy		7,604	04/2012	UAG	0	(23)	(23)
Buy	PHP	24	06/2012	CBK	0	0	0
Buy	SGD	1	05/2012	UAG	0	0	0

					$2,615	$(2,919)	$(304)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

	0000000000	0000000000		0000000000	0000000000
Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)		Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$0	$4,500	$		$4,500
Corporate Bonds & Notes
Banking & Finance	0	99,578		0	99,578
Industrials	0	12,274		0	12,274
Municipal Bonds & Notes
West Virginia	0	74		0	74
U.S. Government Agencies	0	32,735		2,782	35,517
U.S. Treasury Obligations	0	740,893		0	740,893
Mortgage-Backed Securities	0	51,737		2,804	54,541
Asset-Backed Securities	0	52,593		1,021	53,614
Sovereign Issues	0	40,833		0	40,833
Short-Term Instruments
Certificates of Deposit	0	3,628		0	3,628
Repurchase Agreements	0	78,400		0	78,400
U.S. Treasury Bills	0	12,196		0	12,196
PIMCO Short-Term Floating NAV Portfolios	284,657	0		0	284,657
Purchased Options
Commodity Contracts	0	457		0	457
	$284,657	$1,129,898		$6,607	$1,421,162
Short Sales, at value	$0	$(10,880)		$0	$(10,880)
Financial Derivative Instruments (7) - Assets
Commodity Contracts	138	148		0	283
Credit Contracts	0	134		0	134
Foreign Exchange Contracts	0	2,615		0	2,613
Interest Rate Contracts	326	303		0	629
	$464	$3,200		$0	$3,664
Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(260)	(2,587)		0	(2,847)
Credit Contracts	0	(453)		0	(453)
Foreign Exchange Contracts	0	(2,919)		0	(2,919)
Interest Rate Contracts	0	(1,094)		(31)	(1,125)
	$(260)	$(7,053)		$(31)	$(7,344)
Totals	$284,861	$1,115,165		$6,576	$1,406,602

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

	00000	00000	00000	00000	00000	00000	00000	00000	00000	00000
Category and Subcategory (3)	Beginning Balance at 12/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unreal- ized Appre- ciation/ (Depre- ciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appre- ciation/ (Depre- ciation) on Invest- ments Held at 03/31/2012 (9)
Investments, at value
U.S. Government Agencies	$2,878	$0	$(97)	$0	$0	$1	$0	$0	$2,782	$1
Mortgage-Backed Securities	2,795	0	0	8	0	1	0	0	2,804	1
Asset-Backed Securities	1,974	0	(945)	3	(4)	(7)	0	0	1,021	7

	$7,647	$0	$(1,042)	$11	$(4)	$(5)	$0	$0	$6,607	$9
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(71)	$0	$0	$0	$0	$40	$0	$0	$(31)	$41

Totals	$7,576	$0	$(1,042)	$11	$(4)	$35	$0	$0	$6,576	$50

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Portfolio

March 31, 2012 (Unaudited)

		0000000000	0000000000
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 2.6%
BANKING & FINANCE 2.4%
Banco Santander Brasil S.A.
2.574% due 03/18/2014		$1,900	$1,866
Citigroup, Inc.
1.353% due 02/15/2013		1,600	1,593
Commonwealth Bank of Australia
3.625% due 06/25/2014		3,300	3,501
Dexia Credit Local
2.000% due 03/05/2013		3,200	3,167
European Financial Stability Facility
3.375% due 07/05/2021	EUR	18,000	24,969
Kreditanstalt fuer Wiederaufbau
4.625% due 12/14/2012		$3,200	3,295
NIBC Bank NV
2.800% due 12/02/2014		3,200	3,324
Nordea Bank AB
1.467% due 01/14/2014		3,400	3,393
Springleaf Finance Corp.
5.900% due 09/15/2012		300	290

			45,398

INDUSTRIALS 0.1%
New York Times Co.
5.000% due 03/15/2015		2,000	2,035

UTILITIES 0.1%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,200	1,531

Total Corporate Bonds & Notes (Cost $48,547)			48,964

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Notes
0.500% due 11/30/2012		$900	902
1.375% due 02/28/2019		38,900	38,338
3.625% due 02/15/2021 (d)(e)(f)		16,200	18,334

Total U.S. Treasury Obligations (Cost $57,542)			57,574

SOVEREIGN ISSUES 6.3%
Australia Government Bond
5.250% due 03/15/2019	AUD	7,200	8,123
5.500% due 04/21/2023		4,800	5,559
5.750% due 05/15/2021		13,200	15,507
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	566	312
10.000% due 01/01/2014		1,708	942
10.000% due 01/01/2017		22,067	11,781
Canada Government Bond
1.500% due 06/01/2012	CAD	25,900	25,991
Republic of Germany
2.750% due 04/08/2016	EUR	9,500	13,759
3.250% due 07/04/2021		11,200	16,898
United Kingdom Gilt
3.750% due 09/07/2020	GBP	900	1,647
4.000% due 03/07/2022		9,200	17,067

Total Sovereign Issues (Cost $116,807)			117,586

	SHARES
MUTUAL FUNDS (b)(c) 55.3%
PIMCO Emerging Local Bond Fund		6,232,138	66,995
PIMCO Emerging Markets Bond Fund		2,100,819	24,517
PIMCO Emerging Markets Corporate Bond Fund		5,668,869	64,398
PIMCO Emerging Markets Currency Fund		3,100,465	32,648
PIMCO EqS Dividend Fund		1,711,964	18,558
PIMCO EqS Emerging Markets Fund		10,399,315	93,698
PIMCO EqS Pathfinder FundTM		17,428,083	182,646
PIMCO Global Advantage® Strategy Bond Fund		4,495,776	51,567
PIMCO Global Bond Fund (Unhedged)		1,952,189	19,658
PIMCO Investment Grade Corporate Bond Fund		3,072,914	32,573
PIMCO Long-Term U.S. Government Fund		3,748,292	40,819

	0000000000	0000000000

PIMCO RealEstateRealReturn Strategy Fund	667,538	3,404
PIMCO StocksPLUS® Fund	29,444,209	255,281
PIMCO Total Return Fund	8,664,918	96,094
PIMCO Unconstrained Bond Fund	4,859,936	53,654

Total Mutual Funds (Cost $1,021,888)		1,036,510

EXCHANGE-TRADED FUNDS 27.9%
iShares MSCI EAFE Index Fund	1,000,287	54,916
PIMCO Investment Grade Corporate Bond Index Fund (b)	105,527	10,962
SPDR Gold Trust	1,080,792	175,240
Vanguard MSCI Emerging Markets ETF	6,497,470	282,445

Total Exchange-Traded Funds (Cost $519,888)		523,563

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short-Term ETN	77,100	558

Total Exchange-Traded Notes (Cost $605)		558

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.2%
REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.050% due 04/02/2012	$600	600
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.875% due 11/30/2016 valued at $613. Repurchase proceeds are $600.)
State Street Bank and Trust Co.
0.010% due 04/02/2012	1,729	1,729
(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $207 and U.S. Treasury Notes 1.500% due 07/31/2016 valued at $1,560. Repurchase proceeds are $1,729.)

		2,329

U.S. TREASURY BILLS 1.7%
0.106% due 04/05/2012 - 03/07/2013 (a)(d)(e)	33,119	33,106

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (b) 2.4%
PIMCO Short-Term Floating NAV Portfolio	4,459,495	44,689

Total Short-Term Instruments (Cost $80,120)		80,124

PURCHASED OPTIONS (h) 1.1%
(Cost $33,516)		19,810

Total Investments 100.5% (Cost $1,878,913)		$1,884,689
Written Options (i) (0.3%) (Premiums $7,244)		(5,057)
Other Assets and Liabilities (Net) (0.2%)		(5,026)

Net Assets 100.0%		$1,874,606

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	Institutional Class Shares of each Fund.

(d)	Securities with an aggregate market value of $3,636 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Securities with an aggregate market value of $12,081 and cash of $10 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2013	63	$(3)
Arabica Coffee May Futures	Short	05/2012	16	16
Brent Crude May Futures	Long	04/2012	308	119
E-mini NASDAQ 100 Index June Futures	Long	06/2012	684	1,776
E-mini S&P 500 Index June Futures	Long	06/2012	128	315
Euro-Bund 10-Year Bond June Futures	Long	06/2012	216	170
Gold 100 oz. June Futures	Short	06/2012	5	(12)
Live Cattle June Futures	Short	06/2012	10	24
Natural Gas May Futures	Short	04/2012	29	72
RBOB Gasoline May Futures	Long	04/2012	10	(9)
Soybean May Futures	Long	05/2012	5	7
Sugar No. 11 May Futures	Long	04/2012	31	(22)
U.S. Treasury 10-Year Note June Futures	Long	06/2012	400	(535)
United Kingdom 10-Year Gilt June Futures	Long	06/2012	72	(108)
Volatility S&P 500 Index April Futures	Long	04/2012	617	(1,779)
Wheat May Futures	Short	05/2012	7	(4)
WTI Crude June Futures	Long	05/2012	92	(28)
WTI Crude May Futures	Long	04/2012	358	(1,157)

				$(1,158)

(f)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $831 and cash of $5 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	2.500%	03/21/2022	GBP	18,900	$189	$215
Receive	6-Month GBP-LIBOR	3.000%	03/21/2042		9,200	655	(69)

						$844	$146

(g)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
New York Times Co.	BRC	(1.000%	)	03/20/2015	1.880%	$2,000	$50	$116	$(66)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.660%	$600	$84	$9	$75
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.660%	200	28	(7)	35
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.427%	300	1	0	1
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.427%	100	0	0	0
Brazil Government International Bond	CBK	1.000%	03/20/2013	0.504%	5,300	28	9	19
Brazil Government International Bond	UAG	1.000%	12/20/2012	0.427%	3,900	18	8	10
China Government International Bond	CBK	1.000%	12/20/2012	0.278%	900	5	4	1
China Government International Bond	CBK	1.000%	12/20/2016	1.035%	3,200	(4)	(152)	148
China Government International Bond	DUB	1.000%	03/20/2013	0.309%	4,600	33	20	13
China Government International Bond	DUB	1.000%	12/20/2016	1.035%	1,300	(2)	(66)	64
China Government International Bond	FBF	1.000%	12/20/2016	1.035%	800	(1)	(38)	37
China Government International Bond	GST	1.000%	12/20/2012	0.278%	1,700	10	8	2
China Government International Bond	HUS	1.000%	12/20/2012	0.278%	1,700	10	6	4

China Government International Bond	RYL	1.000%	12/20/2016	1.035%		3,400	(4)	(158)	154
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.584%		600	2	(12)	14
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.584%		100	0	(2)	2
Gazprom OAO Via RBS AG	GST	1.000%	12/20/2012	0.584%		1,800	6	(18)	24
Gazprom OAO Via RBS AG	MYC	1.000%	12/20/2012	0.584%		1,800	6	(19)	25
Gazprom Via Gaz Capital S.A.	DUB	1.000%	03/20/2013	0.702%		5,400	18	(56)	74
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.297%		100	0	0	0
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.297%		300	2	1	1
Republic of Korea	DUB	1.000%	12/20/2012	0.320%		400	2	(2)	4
Republic of Korea	JPM	1.000%	12/20/2012	0.320%		200	1	(1)	2
Russia Government International Bond	CBK	1.000%	12/20/2012	0.447%		100	1	(1)	2
Russia Government International Bond	DUB	1.000%	12/20/2012	0.447%		200	1	(3)	4
Russia Government International Bond	HUS	1.000%	12/20/2012	0.447%		200	1	(2)	3
South Africa Government International Bond	BRC	1.000%	12/20/2012	0.417%		1,500	7	(1)	8
South Africa Government International Bond	CBK	1.000%	12/20/2012	0.417%		1,500	7	2	5
South Africa Government International Bond	GST	1.000%	12/20/2012	0.417%		1,500	8	1	7
South Africa Government International Bond	HUS	1.000%	12/20/2012	0.417%		1,500	7	0	7
South Africa Government International Bond	JPM	1.000%	12/20/2012	0.417%		1,600	7	0	7
U.S. Treasury Notes	SOG	0.250%	09/20/2012	0.082%	EUR	1,300	1	(11)	12
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.082%		3,900	4	(38)	42

							$287	$(519)	$806

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$37,360	$(375)	$178	$(553)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		18,100	(182)	(202)	20
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		1,470	(15)	(32)	17
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049		3,400	230	213	17
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		3,370	227	167	60
CMBX.NA.AAA.3 Index	MYC	(0.080%	)	12/13/2049		780	53	48	5
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		2,650	185	133	52
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		2,650	186	123	63
iTraxx Europe 9 10-Year Index 22-100%	CBK	(0.250%	)	06/20/2018	EUR	2,600	21	29	(8)
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018		25,400	206	258	(52)
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		15,700	553	957	(404)

							$1,089	$1,872	$(783)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	1,900	$7	$5	$2
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		3,600	21	19	2
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		11,300	268	9	259
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		7,600	179	5	174
Pay	1-Year BRL-CDI	12.310%	01/02/2014	BOA		10,600	311	63	248
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		2,900	6	0	6

							$792	$101	$691

(h)	Purchased options outstanding on March 31, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX WTI Crude June Futures	-	$106.000	05/17/2012	225	$938	$641
Put - NYMEX WTI Crude June Futures	-	106.000	05/17/2012	225	936	1,195
Call - NYMEX WTI Crude June Futures	-	107.500	05/17/2012	225	939	513
Put - NYMEX WTI Crude June Futures	-	107.500	05/17/2012	225	932	1,404
Put - OTC London Gold Market Fixing Ltd. PM	GST	1,565.000	08/06/2012	3,330	283	86
Call - OTC WTI Crude December Futures	MYC	130.000	11/15/2013	407	2,849	1,481
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	6	38	18

					$6,915	$5,338

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$6,900	$23	$52
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	19,500	77	146
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	18,560	210	55
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	8,000	98	23
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	5,000	31	15
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	7,000	70	21
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	145,000	7,743	6,601
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	134,400	5,011	3,427
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	11,300	391	170

							$13,654	$10,510

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	DUB		$1.026	04/18/2012	AUD	6,000	$28	$44
Put - OTC EUR versus USD	FBF		1.200	04/04/2012	EUR	49,440	512	0
Put - OTC EUR versus USD	CBK		1.200	04/04/2012		12,020	145	0
Call - OTC EUR versus USD	RBC		1.351	04/18/2012		12,600	63	58
Put - OTC EUR versus USD	BOA		1.200	05/31/2012		202,500	755	193
Put - OTC EUR versus USD	DUB		1.000	05/22/2015		22,700	1,124	532
Put - OTC EUR versus USD	BPS		1.000	05/22/2015		25,000	787	586
Call - OTC GBP versus USD	BRC		1.606	04/18/2012	GBP	6,600	34	56
Put - OTC NZD versus USD	JPM		0.795	04/18/2012	NZD	5,100	21	12
Call - OTC USD versus CAD	BRC	CAD	1.007	04/18/2012		$12,500	41	41
Put - OTC USD versus CHF	DUB	CHF	0.893	04/18/2012		4,200	16	17
Call - OTC USD versus MXN	HUS	MXN	13.055	04/18/2012		6,300	37	35
Call - OTC USD versus NOK	BRC	NOK	5.879	04/18/2012		6,300	31	12
Call - OTC USD versus SEK	UAG	SEK	6.875	04/18/2012		6,300	28	11

							$3,622	$1,597

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$13.000	06/16/2012	3,845	$423	$38

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,000.000	06/16/2012	1,981	$3,801	$218
Put - CBOE S&P 500 Index	1,000.000	09/22/2012	485	904	340
Put - CBOE S&P 500 Index	950.000	12/22/2012	1,594	4,197	1,769

				$8,902	$2,327

(i)	Written options outstanding on March 31, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	MYC	$140.000	11/11/2013	407	$2,991	$(1,758)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	6	38	(22)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,565.000	08/06/2012	3,330	283	(153)

					$3,312	$(1,933)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	76	$40	$(12)
Put - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	76	19	(7)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	233	67	(7)
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	563	188	(151)

				$314	$(177)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$6,200	$20	$(15)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	6,200	20	(13)
Call - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	6,100	6	(1)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	6,100	6	(9)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	13,800	24	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	22,000	78	(55)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	22,000	78	(47)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	39,000	78	0
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	41,800	57	(8)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	41,800	57	(62)
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.600%	08/13/2012	3,900	11	(4)
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	3,900	11	(9)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012	2,500	8	(3)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	2,500	8	(6)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013	3,800	27	(29)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	3,800	27	(16)
Call - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.000%	08/13/2012	5,400	33	(32)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	5,400	33	(14)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	8,800	86	(58)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	8,800	158	(205)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	35,300	335	(233)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	35,300	650	(822)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	50,700	371	(117)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.700%	08/13/2012	2,100	32	(36)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	2,100	32	(10)
Call - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	31,300	294	(207)
Put - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	31,300	573	(729)

							$3,113	$(2,740)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-17 5-Year Index	UAG	Sell	1.300%	06/20/2012	$32,200	$122	$(31)
Put - OTC CDX.IG-17 5-Year Index	UAG	Sell	1.400%	06/20/2012	32,200	100	(22)

						$222	$(53)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC AUD versus USD	DUB		$1.068	04/18/2012	AUD	6,000	$24	$(4)
Put - OTC EUR versus USD	RBC		1.304	04/18/2012	EUR	12,600	67	(21)
Put - OTC GBP versus USD	BRC		1.559	04/18/2012	GBP	6,600	35	(5)
Call - OTC NZD versus USD	JPM		0.830	04/18/2012	NZD	5,100	17	(17)
Put - OTC USD versus CAD	BRC	CAD	0.980	04/18/2012		$12,500	34	(8)
Call - OTC USD versus CHF	DUB	CHF	0.926	04/18/2012		4,200	17	(5)
Put - OTC USD versus MXN	HUS	MXN	12.475	04/18/2012		6,300	28	(13)
Put - OTC USD versus NOK	BRC	NOK	5.633	04/18/2012		6,300	28	(28)
Put - OTC USD versus SEK	UAG	SEK	6.608	04/18/2012		6,300	33	(53)

							$283	$(154)

(j)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,500	04/2012	CBK	$0	$(22)	$(22)
Buy		3,000	04/2012	DUB	0	(44)	(44)
Buy		1,500	04/2012	UAG	0	(22)	(22)
Buy		189	05/2012	BSN	0	(3)	(3)
Sell		17,229	05/2012	DUB	243	0	243
Buy	BRL	36,521	04/2012	BRC	0	(946)	(946)
Sell		96,857	04/2012	BRC	2,670	0	2,670
Buy		60,336	04/2012	MSC	0	(1,925)	(1,925)
Sell		36,521	06/2012	BRC	956	0	956
Sell		60,336	06/2012	MSC	1,904	0	1,904
Buy	CAD	6,204	04/2012	BRC	0	(32)	(32)
Buy		5,700	04/2012	CBK	7	0	7
Buy		6,205	04/2012	DUB	0	(31)	(31)
Sell		5,700	04/2012	RBC	13	0	13
Sell		4,593	06/2012	BRC	40	0	40
Buy		194	06/2012	BSN	0	(1)	(1)
Buy		6,641	06/2012	CBK	0	(26)	(26)
Sell		5,700	06/2012	CBK	0	(7)	(7)
Sell	CHF	954	04/2012	CBK	0	(7)	(7)
Sell		1,907	04/2012	DUB	0	(13)	(13)

Sell		954	04/2012	FBF	0	(7)	(7)
Sell		657	05/2012	BRC	0	(7)	(7)
Buy		7,500	05/2012	CBK	79	0	79
Buy		1,253	05/2012	DUB	8	0	8
Buy	CNY	21,071	06/2012	BRC	0	(7)	(7)
Sell		38,546	06/2012	BRC	0	(83)	(83)
Buy		20,728	06/2012	CBK	26	0	26
Buy		68,000	06/2012	HUS	88	0	88
Sell		92,570	06/2012	HUS	0	(187)	(187)
Buy		180,099	06/2012	JPM	148	(32)	116
Sell		21,071	06/2012	JPM	0	(36)	(36)
Sell		120,348	06/2012	MSC	0	(256)	(256)
Sell		23,682	06/2012	UAG	0	(50)	(50)
Sell		30,402	02/2013	BRC	19	0	19
Buy		7,000	08/2013	DUB	0	(14)	(14)
Buy		21,424	08/2013	UAG	0	(15)	(15)
Buy		9,400	09/2015	DUB	0	(80)	(80)
Sell	EUR	6,276	04/2012	BRC	0	(319)	(319)
Sell		4,075	04/2012	CBK	0	(221)	(221)
Sell		13,014	04/2012	DUB	0	(660)	(660)
Sell		3,150	04/2012	JPM	0	(18)	(18)
Sell		13,353	04/2012	RBC	0	(280)	(280)
Sell		17,084	04/2012	UAG	0	(980)	(980)
Sell		1,190	06/2012	BRC	0	(12)	(12)
Sell		444	06/2012	BSN	0	(11)	(11)
Buy		817	06/2012	DUB	6	0	6
Buy		287	06/2012	RBC	7	0	7
Buy		263	06/2012	UAG	4	0	4
Sell	GBP	3,300	04/2012	BRC	0	(52)	(52)
Sell		700	04/2012	CBK	0	0	0
Buy		700	04/2012	MSC	8	0	8
Sell		3,300	04/2012	RBC	0	(52)	(52)
Sell		212	06/2012	BRC	0	(2)	(2)
Buy		1,109	06/2012	CBK	10	0	10
Buy		615	06/2012	DUB	8	0	8
Buy		121	06/2012	JPM	1	0	1
Buy		7,555	06/2012	UAG	172	0	172
Sell	HUF	246,689	05/2012	HUS	0	(124)	(124)
Sell	IDR	150,139,000	07/2012	UAG	0	(321)	(321)
Sell	INR	378,166	07/2012	JPM	120	0	120
Buy	JPY	4,894,376	06/2012	BRC	0	(397)	(397)
Sell		394,327	06/2012	BRC	0	(36)	(36)
Sell	KRW	27,479,007	07/2012	UAG	240	0	240
Buy	MXN	18,454	04/2012	BRC	0	(10)	(10)
Buy		40,088	04/2012	HUS	0	(22)	(22)
Buy		21,643	04/2012	UAG	0	(11)	(11)
Sell		64,865	06/2012	HUS	14	0	14
Buy		44,688	06/2012	UAG	0	(33)	(33)
Sell	MYR	9,807	04/2012	CBK	0	(30)	(30)
Buy	NOK	26,504	04/2012	BRC	28	(20)	8
Buy		8,410	04/2012	CBK	0	(20)	(20)
Buy		18,108	04/2012	RBC	28	0	28
Buy		8,410	04/2012	UAG	0	(22)	(22)
Buy	NZD	2,550	04/2012	JPM	13	0	13
Buy		2,550	04/2012	RBC	12	0	12
Sell	PLN	17,165	05/2012	JPM	0	(261)	(261)
Sell	RUB	216,017	06/2012	CBK	0	(83)	(83)
Sell		216,017	06/2012	JPM	0	(83)	(83)
Buy	SEK	10,583	04/2012	BRC	23	0	23
Buy		31,739	04/2012	UAG	69	0	69
Buy		10,507	05/2012	BRC	19	0	19
Sell	TRY	3,274	04/2012	JPM	0	(126)	(126)
Sell	TWD	627,304	04/2012	BRC	0	(494)	(494)
Sell	ZAR	49,679	07/2012	DUB	0	(464)	(464)

					$6,983	$(9,017)	$(2,034)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

	0000000000	0000000000	0000000000	0000000000
Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$45,398	$0	$45,398
Industrials	0	2,035	0	2,035
Utilities	0	1,531	0	1,531
U.S. Treasury Obligations	0	57,574	0	57,574
Sovereign Issues	0	117,586	0	117,586
Mutual Funds	1,036,510	0	0	1,036,510
Exchange-Traded Funds	523,563	0	0	523,563
Exchange-Traded Notes	558	0	0	558
Short-Term Instruments
Repurchase Agreements	0	2,329	0	2,329
U.S. Treasury Bills	0	33,106	0	33,106
PIMCO Short-Term Floating NAV Portfolios	44,689	0	0	44,689
Purchased Options
Commodity Contracts	3,753	1,585	0	5,338
Equity Contracts	2,365	0	0	2,365
Foreign Exchange Contracts	0	1,597	0	1,597
Interest Rate Contracts	0	10,510	0	10,510
	$1,611,438	$273,251	$0	$1,884,689
Financial Derivative Instruments (7) - Assets
Commodity Contracts	238	0	0	238
Credit Contracts	0	1,040	0	1,040
Equity Contracts	2,091	0	0	2,091
Foreign Exchange Contracts	0	6,983	0	6,983
Interest Rate Contracts	170	906	0	1,076
	$2,499	$8,929	$0	$11,428
Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(1,232)	(1,933)	0	(3,165)
Credit Contracts	0	(1,136)	0	(1,136)
Equity Contracts	(1,779)	0	0	(1,779)
Foreign Exchange Contracts	0	(9,171)	0	(9,171)
Interest Rate Contracts	(646)	(2,986)	0	(3,632)
	$(3,657)	$(15,226)	$0	$(18,883)
Totals	$1,610,280	$266,954	$0	$1,877,234

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION FOR PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO AND PIMCO GLOBAL MULTI-ASSET PORTFOLIO (“Commodity Portfolios”)

PIMCO Cayman Commodity Portfolio I and II (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Commodity Portfolios in order to effect certain investments for the Commodity Portfolios consistent with each Commodity Portfolio’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Commodity Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Commodity Portfolio and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Commodity Portfolios and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Commodity Portfolios and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of March 31, 2012 of each Commodity Subsidiary to its respective Commodity Portfolio (amounts in thousands).

Portfolio Name	Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO CommodityRealReturn® Strategy Portfolio (the “CRRS Portfolio”)	PIMCO Cayman Commodity Portfolio I Ltd. (the “CRRS Subsidiary”)	7/21/2006	8/1/2006	$752,462	$140,598	18.7%
PIMCO Global Multi-Asset Portfolio (the “GMA Portfolio”)	PIMCO Cayman Commodity Portfolio II Ltd. (the “GMA Subsidiary”)	11/21/2008	1/14/2009	1,875,029	196,078	10.5

2. Fair Value Measurements

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser (the “Adviser”), Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses these fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

3. Federal Income Tax Matters

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of March 31, 2012, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. tax returns. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The CRRS and GMA Portfolios may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the PIMCO CommodityRealReturn Strategy Fund® in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the PIMCO CommodityRealReturn Strategy Fund® in which the IRS specifically concluded that income derived from the Fund’s investment in its Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the Fund. Based on such rulings, the Portfolios will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. Note that the loss from the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

As of March 31, 2012, the aggregate gross and net unrealized appreciation/depreciation of investment securities for federal tax purposes were as follows (amount in thousands):

Portfolio Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
PIMCO All Asset Portfolio	$59,671	$(8,702)	$50,969
PIMCO Emerging Markets Bond Portfolio	29,551	(617)	28,934
PIMCO Foreign Bond Portfolio (Unhedged)	1,444	(568)	876
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	2,232	(2,324)	(92)
PIMCO Global Advantage® Strategy Bond Portfolio	1,170	(1,083)	87
PIMCO Global Bond Portfolio (Unhedged)	20,268	(8,145)	12,123
PIMCO High Yield Portfolio	40,944	(12,301)	28,643
PIMCO Long-Term U.S. Government Portfolio	7,029	(2,220)	4,809
PIMCO Low Duration Portfolio	19,495	(18,025)	1,470
PIMCO Real Return Portfolio	72,377	(29,653)	42,724
PIMCO Short-Term Portfolio	312	(460)	(148)
PIMCO Total Return Portfolio	304,764	(90,466)	214,298
PIMCO Unconstrained Bond Portfolio	2,447	(3,132)	(685)
PIMCO CommodityRealReturn® Strategy Portfolio	13,104	(4,273)	8,831
PIMCO Global Multi-Asset Portfolio	34,049	(28,273)	5,776

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MSX	Morgan Stanley Capital Group, Inc.
BOA	Bank of America N.A.	FBL	Credit Suisse AG	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
BSN	Bank of Nova Scotia	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand
HKD	Hong Kong Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	GOCOCAL CAL12	2012 Calendar Margin ICE Gasoil vs Brent
BXCS1461	Barclays Commodity Strategy BXCS1461 Index	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	LSFOCOCAL12	2012 Calendar Margin Platts Northwest Europe 1% Fuel Oil Cargoes vs Brent
CDX.EM	Credit Derivatives Index - Emerging Markets	DTDBRTCO CAL12	2012 Calendar Dated Brent Margin	MCDX	Municipal Bond Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	ENHGD84T	Dow Jones-AIG E84 Total Return	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CDX.IG	Credit Derivatives Index - Investment Grade	EUMARGIN CAL12	2012 Calendar European Refined Margin	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
CMBX	Commercial Mortgage-Backed Index	EUROBOBCO CAL12	2012 Calendar Margin Eurobob Gasoline vs Brent	NGCAL19	2019 Calendar Natural Gas
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	EUROJETCOCAL12	2012 Calendar Margin NWE CIF Jet vs Brent	RPI	Retail Price Index
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	FRCPXTOB	France Consumer Price ex-Tobacco Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration
AID	Agency International Development	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	EONIA	Euro OverNight Index Average	oz.	Ounce
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
BBR	Bank Bill Rate	FDIC	Federal Deposit Insurance Corp.	SPDR	Standard & Poor’s Depository Receipts
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	WTI	West Texas Intermediate

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 24, 2012

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 24, 2012